N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Jefferson National Life Annuity Account-G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Monument Advisor Contract No. JNL-2300
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES (see Fee Table and Expenses)
Charges for Early Withdrawals	None
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Valueor other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.18%[2]	4.91%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $371.43	Highest Annual Cost Estimate: $4,295.15
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees[

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None

Transaction Charges [Text Block]
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Valueor other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.18%[2]	4.91%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $371.43	Highest Annual Cost Estimate: $4,295.15
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees[

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.24%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.24%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Separate Account value.
Investment Options (of Other Amount) Minimum [Percent]	0.18%
Investment Options (of Other Amount) Maximum [Percent]	4.91%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.15%
Lowest Annual Cost [Dollars]	$ 371.43
Highest Annual Cost [Dollars]	$ 4,295.15
Risks [Table Text Block]
RISKS
Risk of Loss	Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this Contract is subject to the risk of poor investment performance of the
Investment Options chosen by the Owner.
• Each investment Option has its own unique risks.
• Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-
free phone number indicated in Contacting Us (see Principal Risks).

Investment Restrictions [Text Block]	• We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios).• Certain Investment Portfolios have early cut-off times (see Appendix A: More Information About the Investment Portfolios).• Not all Investment Portfolios may be available under your Contract (see Appendix A: More Information About the Investment Portfolios).• Transfers between Investment Portfolios are subject to policies designed to deter short-term and excessively frequent transfers. Jefferson National may restrict the form in which transfer requests will be accepted (see Excessive Trading Limits).
Optional Benefit Restrictions [Text Block]	• We reserve the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new Contracts and will not impact any Contracts already in force.• If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit or other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.• If the Contract is purchased through a tax-qualified plan or IRA, there is no additional Tax Deferral.• Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.See Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the Contract. Compensation can take the form of indirect compensation in that the Company may share the revenue it earns on this Contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this Contract over another investment (see The Monument Advisor® Variable Annuity Contract).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Monument Advisor® Variable Annuity Contract).
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from the Contract, or transfers Contract Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Transfer Fee[1]	$25[2]
The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240[3]
Optional Benefit[4]
Maximum ROP Enhanced Death Benefit Rider Fee (assessed as an annualized percentage of Contract daily net assets)	0.30%[5]
[1]All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).[2]Currently, We do not assess a Transfer Fee.[3]The annual Subscription Fee is assessed via a monthly deduction of $20 per month.[4]Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Deductions).[5]Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: More Information About the Investment Portfolios.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.18%	4.91%
Example The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The Example assumes: •a $100,000 investment in the Contract for the time periods indicated;•a 5% return each year;•the maximum and the minimum annual underlying mutual fund expenses;•election of the ROP Enhanced Death Benefit Rider (0.30%).
	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.91%)	$5,723	$17,044	$28,202	$55,400	*	$17,044	$28,202	$55,400	$5,723	$17,044	$28,202	$55,400
Minimum Annual Underlying Mutual Fund Expenses (0.18%)	$756	$2,366	$4,115	$9,180	*	$2,366	$4,115	$9,180	$756	$2,366	$4,115	$9,180

Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).[2]Currently, We do not assess a Transfer Fee.
Administrative Expense, Maximum [Dollars]	$ 240
Administrative Expense, Footnotes [Text Block]	The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,723
Surrender Expense, 1 Year, Minimum [Dollars]	756
Surrender Expense, 3 Years, Maximum [Dollars]	17,044
Surrender Expense, 3 Years, Minimum [Dollars]	2,366
Surrender Expense, 5 Years, Maximum [Dollars]	28,202
Surrender Expense, 5 Years, Minimum [Dollars]	4,115
Surrender Expense, 10 Years, Maximum [Dollars]	55,400
Surrender Expense, 10 Years, Minimum [Dollars]	9,180
Annuitized Expense, 3 Years, Maximum [Dollars]	17,044
Annuitized Expense, 3 Years, Minimum [Dollars]	2,366
Annuitized Expense, 5 Years, Maximum [Dollars]	28,202
Annuitized Expense, 5 Years, Minimum [Dollars]	4,115
Annuitized Expense, 10 Years, Maximum [Dollars]	55,400
Annuitized Expense, 10 Years, Minimum [Dollars]	9,180
No Surrender Expense, 1 Year, Maximum [Dollars]	5,723
No Surrender Expense, 1 Year, Minimum [Dollars]	756
No Surrender Expense, 3 Years, Maximum [Dollars]	17,044
No Surrender Expense, 3 Years, Minimum [Dollars]	2,366
No Surrender Expense, 5 Years, Maximum [Dollars]	28,202
No Surrender Expense, 5 Years, Minimum [Dollars]	4,115
No Surrender Expense, 10 Years, Maximum [Dollars]	55,400
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,180
Item 5. Principal Risks [Table Text Block]	Principal Risks Owners should be aware of the following risks associated with owning a variable annuity: Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided. Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty. Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings. Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Us potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Our ability to electronically interact with service providers. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. In connection with any such cyber-attack, We and/or Our service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. We will not, however, be responsible for any adverse impact to Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks. Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the Contract. The Standard Benefits table indicates the benefits that are available under the Contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the Contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
ROP Enhanced Death Benefit Rider (see Death Benefit)	Enhanced death benefit	0.30% (daily net assets)	0.15% (daily net assets)
• Owner must be 80 or younger at
application
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and
assignments could eliminate the
death benefit
• Purchase payments are limited to
$3,000,000 for one or more
Contracts with the ROP Enhanced
Death Benefit Rider that use the
Measuring Life

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/LimitationsBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: More Information About the Investment Portfolios The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Prospectuses Available [Text Block]	The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Subadvisor: Flexible Plan Investments, Ltd.	1.61%	0.00%	1.61%	-5.06%	3.83%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.94%	0.00%	0.94%	-36.52%	7.42%	11.90%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.87%*	0.00%	0.87%	-41.97%	7.14%	10.62%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.97%*	0.00%	0.97%	-38.32%	4.99%	9.21%
Equity	Alger Small Cap Growth Portfolio: Class I-2 Shares This Sub-Account is not available as an investment option for new Contracts issued on or after May 31, 2007 Investment Advisor: Fred Alger Management, LLC	1.00%	0.00%	1.00%	-38.01%	5.01%	8.58%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.05%	0.00%	1.05%	-15.82%	3.62%	9.06%
Allocation	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2018 Investment Advisor: AllianceBernstein L.P.	1.10%*	0.00%	1.10%	-18.68%	-0.10%	3.07%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: AllianceBernstein L.P.	1.13%*	0.00%	1.13%	-13.79%	-2.55%	2.51%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A) Investment Advisor: AllianceBernstein L.P.	0.59%	0.00%	0.59%	-4.19%	8.09%	11.37%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B This Sub-Account is not available as an investment option for new Contracts issued on or after February 3, 2013 Investment Advisor: AllianceBernstein L.P.	1.15%*	0.00%	1.15%	-39.26%	6.51%	10.56%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.15%*	0.00%	1.15%	-27.17%	7.72%	9.99%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.79%*	0.00%	1.79%	-27.81%	1.16%	3.78%
Equity	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (formerly, Allspring Variable Trust - VT Discovery Fund: Class 2) This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.15%*	0.00%	1.15%	-37.85%	4.40%	9.38%
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	-20.81%	7.86%	10.68%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (formerly, ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	2.23%*	0.00%	2.23%	-28.91%	3.32%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	17.32%	3.38%
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.89%	0.00%	0.89%	-13.17%	4.59%	7.17%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.88%	0.00%	0.88%	-12.88%	2.80%	4.90%
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.86%*	0.00%	0.86%	-11.82%	0.54%	1.74%
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.87%	0.00%	0.87%	-13.25%	3.84%	6.32%
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.87%*	0.00%	0.87%	-12.54%	1.77%	3.36%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.77%	0.00%	0.77%	-13.08%	1.38%	0.67%
Allocation	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.83%*	0.00%	0.83%	-17.27%	4.43%	6.64%
Equity	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.71%	0.00%	0.71%	-12.74%	6.85%	10.63%
Equity	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I Investment Advisor: American Century Investment Management, Inc.	1.10%*	0.00%	1.10%	-24.75%	2.32%	4.95%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.72%*	0.00%	0.72%	-0.26%	7.87%	10.29%
Equity	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I This Sub-Account is not available as an investment option for new Contracts issued on or after April 9, 2015 Investment Advisor: American Century Investment Management, Inc.	0.86%	0.00%	0.86%	-1.19%	6.76%	11.01%
Equity	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.76%*	0.00%	0.76%	-32.38%	11.10%	14.12%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: American Century Investment Management, Inc.	0.73%*	0.00%	0.73%	0.54%	7.85%	10.59%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	-10.16%	-0.11%	0.75%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.80%*	0.00%	0.80%	-9.53%	2.88%	3.64%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	-13.66%	5.06%	7.87%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	-7.37%	3.83%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.00%	0.00%	1.00%	-17.84%	-2.01%	-0.70%
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	-17.57%	3.83%	7.53%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	-24.92%	6.80%	9.92%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	0.00%	1.15%	-29.69%	2.54%	6.58%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.85%	0.00%	0.85%	-30.11%	10.86%	13.38%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.79%	0.00%	0.79%	-16.71%	7.56%	11.28%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.04%	0.00%	1.04%	-21.02%	-1.29%	3.67%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.03%*	0.00%	1.03%	-15.52%	0.35%	3.37%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.90%*	0.00%	0.90%	-13.97%	2.83%	5.69%
Allocation	American Funds Insurance Series® - Managed Risk Growth Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.94%*	0.00%	0.94%	-24.88%	6.31%
Allocation	American Funds Insurance Series® - Managed Risk Growth-Income Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.88%*	0.00%	0.88%	-16.93%	4.06%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Managed Risk International Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	1.10%*	0.00%	1.10%	-15.54%	-2.60%
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.89%*	0.00%	0.89%	-9.16%	2.08%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	-22.25%	2.07%	4.02%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.70%*	0.00%	0.70%	-12.75%	0.51%	1.12%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.72%*	0.00%	0.72%	-11.20%	0.37%	0.70%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	-8.69%	6.84%	11.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.80%*	0.00%	0.80%	-10.96%	2.27%	3.80%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.79%*	0.00%	0.79%	-14.50%	-0.23%	0.92%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.81%*	0.00%	0.81%	-20.16%	8.22%	11.56%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	-8.41%	6.40%	10.14%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: BlackRock Advisors, LLC	1.06%*	0.00%	1.06%	-37.81%	7.40%	11.35%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.92%*	0.00%	0.92%	-4.10%	7.11%	9.85%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock (Singapore) Limited	1.01%*	0.00%	1.01%	-16.07%	3.25%	4.80%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	1.05%*	0.00%	1.05%	-38.25%	7.24%	11.89%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	0.00%	0.60%	-16.65%	5.29%	10.20%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Mellon Investments Corporation	0.26%	0.35%	0.61%	-18.32%	9.14%	12.28%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management Limited	0.68%	0.00%	0.68%	-22.87%	9.33%	11.36%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.89%	0.00%	0.89%	-15.47%	6.13%	7.26%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.93%*	0.00%	0.93%	-11.52%	0.98%	2.10%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.21%*	0.00%	1.21%	-31.86%	14.35%	18.39%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.69%	0.00%	0.69%	-1.84%	8.11%	12.11%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	-14.71%	4.65%	9.39%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: Credit Suisse Asset Management, LLC	1.05%	0.00%	1.05%	16.03%	6.62%	-1.34%
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.08%	0.00%	1.08%	-12.36%	4.04%	8.92%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.30%*	0.35%	0.65%	-13.68%	6.13%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	0.35%	0.56%	-6.33%	-0.06%	0.76%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.35%	0.63%	-10.96%	4.47%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	0.35%	0.75%	-17.64%	0.52%	6.02%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.28%	0.35%	0.63%	-3.46%	1.48%	4.49%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.12%	0.35%	0.47%	-1.16%	0.70%	0.58%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	-4.88%	5.67%	10.71%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	-4.21%	7.48%	11.05%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Eaton Vance Management	1.17%	0.00%	1.17%	-2.68%	1.94%	2.52%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.81%*	0.00%	0.81%	-11.78%	1.59%	3.58%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Global Investment Management Corp.	1.80%	0.00%	1.80%	-30.26%	4.85%	10.53%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.97%*	0.00%	0.97%	-13.75%	2.56%	5.38%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.69%*	0.00%	0.69%	-9.76%	1.77%	2.78%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.85%*	0.00%	0.85%	-14.04%	3.68%	5.53%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.90%*	0.00%	0.90%	-15.25%	4.20%	6.49%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.93%*	0.00%	0.93%	-15.79%	4.79%	7.28%
Allocation	Fidelity Variable Insurance Products - VIP Target Volatility Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.73%*	0.00%	0.73%	-15.65%	2.81%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.60%	0.00%	0.60%	-12.26%	1.69%	2.89%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	-18.19%	6.93%	8.63%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	-26.49%	8.39%	11.15%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.73%	0.00%	0.73%	-18.45%	4.40%	8.66%
Equity	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.73%	0.00%	0.73%	-21.05%	10.00%	12.18%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	62.87%	6.94%	4.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	0.00%	0.76%	-5.24%	7.88%	9.91%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	-0.52%	3.17%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	0.00%	0.77%	-5.17%	8.58%	11.30%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	-38.32%	12.80%	14.81%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	-24.64%	12.14%	14.52%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.97%	0.00%	0.97%	-11.67%	0.86%	2.71%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.07%	0.00%	1.07%	-26.57%	3.03%	6.98%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.65%	0.00%	0.65%	-13.21%	0.38%	1.28%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	-14.97%	5.68%	9.69%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	0.00%	1.02%	-24.68%	2.35%	5.48%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	-27.69%	1.45%	4.85%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.92%	0.00%	0.92%	-11.52%	1.09%	2.20%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	-4.29%	8.32%	10.83%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	-7.35%	8.10%	9.94%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.40%*	0.00%	1.40%	-8.16%	1.48%	3.98%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Templeton Institutional, LLC	1.25%*	0.00%	1.25%	-26.06%	0.24%	2.89%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.71%	0.00%	0.71%	-5.47%	4.30%	5.51%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 Investment Advisor: Franklin Mutual Advisers, LLC	0.94%	0.00%	0.94%	-7.43%	3.15%	6.73%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.90%*	0.00%	0.90%	-10.57%	10.04%	11.86%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.06%*	0.00%	1.06%	-10.75%	-0.07%	1.30%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.76%	0.00%	0.76%	-9.75%	-0.58%	0.06%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.77%*	0.00%	0.77%	-4.95%	-2.32%	-0.78%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.36%*	0.00%	1.36%	-6.61%	1.00%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.97%*	0.00%	0.97%	-19.16%	0.92%	3.23%
Equity	Guggenheim Variable Funds Trust - Series B (Large Cap Value Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Guggenheim Investments	0.78%*	0.00%	0.78%	-1.32%	7.14%	10.53%
Equity	Guggenheim Variable Funds Trust - Series D (World Equity Income Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Guggenheim Investments	0.88%*	0.00%	0.88%	-9.12%	5.64%	7.59%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.87%*	0.00%	0.87%	-16.15%	0.15%	2.48%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.18%*	0.00%	1.18%	-0.85%	1.64%
Equity	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) Investment Advisor: Guggenheim Investments	1.06%*	0.00%	1.06%	-27.78%	5.98%	10.32%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.07%*	0.00%	1.07%	-9.70%	1.30%	3.48%
Equity	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) Investment Advisor: Guggenheim Investments	1.12%*	0.00%	1.12%	-3.74%	5.19%	7.85%
Equity	Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Guggenheim Investments	1.15%*	0.00%	1.15%	-26.61%	3.05%	9.37%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) Investment Advisor: Guggenheim Investments	1.04%*	0.00%	1.04%	-30.69%	9.52%	13.27%
Equity	Invesco - Invesco V.I. American Value Fund: Series II Shares This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2021 Investment Advisor: Invesco Advisers, Inc.	1.14%	0.00%	1.14%	-2.86%	6.32%	8.60%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	-14.52%	1.94%	3.29%
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	1.12%	8.03%	11.02%
Allocation	Invesco - Invesco V.I. Conservative Balanced Fund: Series II This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Invesco Advisers, Inc.	0.92%*	0.00%	0.92%	-17.02%	3.04%	4.99%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	-20.55%	6.19%	8.30%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.61%*	0.00%	0.61%	-14.53%	0.20%	2.12%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is no longer available to receive transfers or new premium payments effective August 19, 2022 Investment Advisor: Invesco Advisers, Inc.	0.86%*	0.00%	0.86%	-14.68%	-0.04%	1.87%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.67%	0.00%	0.67%	-1.68%	6.24%	9.80%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.57%	0.00%	0.57%	-7.51%	5.62%	8.40%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.91%	0.00%	0.91%	-18.31%	1.51%	4.41%
Equity	Invesco - Invesco V.I. Global Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.06%	0.00%	1.06%	-31.94%	2.59%	7.59%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	-24.93%	-0.91%	2.48%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.16%*	0.00%	1.16%	-11.71%	-1.53%	0.38%
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	-10.29%	-0.12%	0.43%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	-5.75%	6.04%	10.15%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.96%	0.00%	0.96%	-13.32%	8.30%	10.24%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Canada Ltd.	0.88%	0.00%	0.88%	-9.55%	1.36%	2.92%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.05%*	0.00%	1.05%	-20.31%	6.89%	10.49%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.18%	0.00%	1.18%	-14.45%	4.82%	7.72%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	-24.50%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.95%*	0.00%	0.95%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.95%*	0.00%	0.95%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	-21.15%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	-10.90%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.95%*	0.00%	0.95%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.95%*	0.00%	0.95%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	-9.74%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	-39.95%	6.31%	10.46%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	-27.16%	-0.01%	3.99%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.87%*	0.00%	0.87%	-14.74%	4.31%	4.45%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	1.06%*	0.00%	1.06%	-16.06%	5.58%	7.06%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.80%	0.00%	0.80%	-15.79%	0.39%	1.22%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.23%	0.00%	1.23%	50.47%	-1.66%	-0.39%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.00%	0.00%	1.00%	-27.20%	11.54%	13.97%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.92%	0.00%	0.92%	-10.97%	1.73%	3.58%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.81%*	0.00%	0.81%	-4.30%	0.82%	0.87%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	-30.80%	10.59%	11.39%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.25%	0.00%	1.25%	17.77%	1.99%	0.23%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.17%	0.00%	1.17%	-32.13%	8.43%	12.13%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.01%	0.00%	1.01%	-4.97%	8.30%	10.39%
Equity	Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.04%*	0.00%	1.04%	-11.29%	3.09%	7.21%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	-16.40%	6.69%	8.43%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	-15.94%	9.62%	13.39%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	-13.90%	0.25%	1.10%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.55%	0.00%	0.55%	-33.55%	9.75%	13.00%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.64%	0.00%	0.64%	-19.41%	6.55%	9.15%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%*	0.00%	0.87%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Janus Henderson Investors US LLC	0.97%	0.00%	0.97%	-37.12%	10.28%	15.34%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.67%	0.00%	0.67%	-5.56%	4.75%	8.52%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.89%	0.00%	0.89%	-8.60%	5.46%	3.97%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.56%	0.00%	0.56%	-29.89%	8.17%	11.44%
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Dimensional Fund Advisors LP	0.98%*	0.10%	1.08%	-11.63%	-0.44%	1.29%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%	0.00%	1.38%	-15.12%	-3.19%	-0.12%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.05%*	0.00%	1.05%	-17.38%	0.52%	4.55%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.11%*	0.00%	1.11%	-15.01%	0.28%	3.41%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.15%*	0.00%	1.15%	-15.52%	4.04%	8.94%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.82%	0.00%	0.82%	-26.41%	1.89%	8.49%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.74%	0.00%	0.74%	-8.10%	9.45%	11.42%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.76%	0.00%	0.76%	-32.24%	7.38%	12.77%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	-29.01%	8.28%	10.95%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.79%	0.00%	0.79%	-13.72%	0.61%	2.51%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.89%	0.00%	0.89%	-12.81%	1.01%	3.65%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	-13.54%	8.60%	11.21%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.94%	0.00%	0.94%	-9.43%	6.19%	9.80%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.81%	0.00%	0.81%	-12.89%	8.93%	9.77%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.99%*	0.00%	0.99%	-31.80%	9.30%	12.77%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	-29.99%	7.53%	9.71%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	0.00%	0.94%	-6.14%	7.08%	10.77%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	-15.18%	4.24%	6.03%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	-37.82%	3.83%	8.87%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.82%	0.00%	0.82%	-2.30%	2.67%	2.77%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: AQR Capital Management, LLC	0.78%	0.00%	0.78%	-8.44%	9.75%	12.24%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Insight North America LLC	0.48%*	0.00%	0.48%	-13.44%	0.53%	1.38%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.74%	0.00%	0.74%	-1.02%	9.27%	11.28%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%	0.00%	0.23%	-13.23%	-0.22%	0.82%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Atlanta Capital Management Company, LLC	0.86%*	0.00%	0.86%	-22.92%	5.64%	10.15%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Columbia Management Investment Advisers, LLC	0.84%	0.00%	0.84%	-5.86%	0.76%	3.17%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.60%*	0.00%	0.60%	-12.84%	-0.48%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.34%*	0.00%	1.34%	-24.92%	-4.54%	-0.47%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.33%	0.00%	0.33%	1.40%	1.01%	0.55%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.98%*	0.00%	0.98%	-14.12%	1.24%	4.51%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.31%	0.00%	0.31%	-14.14%	1.55%	4.51%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	-17.50%	3.12%	6.16%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	-16.49%	2.57%	5.40%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.22%*	0.00%	0.22%	-13.31%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.24%*	0.00%	0.24%	-15.96%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.43%*	0.00%	0.43%	-15.64%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.81%*	0.00%	0.81%	-12.49%	15.13%	15.27%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%	0.00%	0.26%	-13.27%	6.43%	10.52%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	0.93%*	0.00%	0.93%	-2.59%	5.21%	10.35%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners LTD	1.23%*	0.00%	1.23%	-38.08%	0.37%	4.00%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.18%	0.00%	0.18%	-18.20%	9.27%	12.39%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.28%	0.00%	0.28%	-20.46%	3.99%	8.91%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (formerly, Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares) Investment Advisor: Neuberger Berman Investment Advisers LLC	1.03%*	0.00%	1.03%	-9.75%	2.91%	8.39%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (formerly, Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares) Investment Advisor: Neuberger Berman Investment Advisers LLC	0.97%*	0.00%	0.97%	-28.73%	6.97%	10.22%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (formerly, Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares) Investment Advisor: Neuberger Berman Investment Advisers LLC	0.85%*	0.00%	0.85%	-5.19%	0.69%	0.70%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective June 12, 2020 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.93%*	0.00%	0.93%	-18.45%	7.40%	10.89%
Alternative	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (formerly, Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares) This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.06%*	0.00%	1.06%	-11.28%	4.01%
Fixed Income	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 Investment Advisor: BTS Asset Management, Inc.	1.63%	0.00%	1.63%	-13.12%	-3.43%
Equity	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Donoghue Forlines LLC	2.02%*	0.00%	2.02%	-10.35%	-0.64%	2.89%
Allocation	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 Investment Advisor: Donoghue Forlines LLC	1.66%	0.00%	1.66%	-22.56%	0.82%	6.81%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.10%	0.39%	-15.74%	5.12%	8.22%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	-15.88%	4.86%	7.90%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	-10.99%	3.18%	4.60%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	-11.15%	2.92%	4.29%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.33%	0.10%	0.43%	-8.60%	2.71%	3.19%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.58%	0.00%	0.58%	-8.85%	2.46%	2.93%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	-14.55%	4.57%	7.06%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	-14.70%	4.33%	6.80%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.51%	0.10%	0.61%	-11.75%	1.97%	3.36%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.76%	0.00%	0.76%	-11.85%	1.76%	3.13%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.49%	0.10%	0.59%	-13.45%	2.02%	4.03%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.74%	0.00%	0.74%	-13.73%	1.77%	3.77%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.50%	0.10%	0.60%	-13.22%	2.16%	3.97%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	-13.35%	1.92%	3.72%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	-12.66%	4.03%	5.81%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	-12.90%	3.77%	5.54%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	1.54%*	0.00%	1.54%	-11.84%	3.22%	3.25%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	1.39%*	0.00%	1.39%	-11.66%	3.37%	3.41%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	1.29%*	0.00%	1.29%	8.61%	7.03%	-1.56%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	-6.35%	1.06%	1.51%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.04%	0.00%	1.04%	-15.71%	-0.85%	0.97%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.96%	0.00%	0.96%	-11.00%	-0.92%	-0.31%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	-11.54%	0.53%	0.35%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class Investment Advisor: PIMCO	1.20%*	0.00%	1.20%	-18.36%	3.52%	3.12%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.76%	0.00%	0.76%	-10.28%	1.89%	3.53%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	0.82%	0.00%	0.82%	-7.78%	1.77%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	-10.15%	0.32%	2.22%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.99%	0.00%	0.99%	-18.98%	-3.13%	-1.61%
Fixed Income	PIMCO Variable Insurance Trust - Long- Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	1.14%	0.00%	1.14%	-28.87%	-2.54%	0.27%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	-5.74%	0.08%	0.42%
Allocation	PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: PIMCO	1.05%*	0.00%	1.05%	-16.56%	0.90%	3.91%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	-11.90%	1.96%	0.90%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.61%	0.00%	0.61%	-0.15%	1.27%	1.35%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	-14.30%	-0.18%	0.92%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	0.80%	0.00%	0.80%	-14.46%	0.04%	1.43%
Equity	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.03%	0.00%	1.03%	-7.94%	5.62%	10.17%
Equity	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.01%	0.00%	1.01%	-19.68%	10.35%	12.32%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.19%*	0.00%	1.19%	-11.44%	0.89%	3.11%
Equity	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.03%	0.00%	1.03%	-5.89%	5.04%	9.12%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.04%*	0.00%	1.04%	-12.84%	0.45%	1.71%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-7.97%	0.60%	2.87%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-24.42%	-3.01%	1.64%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-19.88%	0.40%	8.08%
Miscellaneous	ProFunds - ProFund VP Bear Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.11%	-12.04%	-13.86%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	-7.71%	6.00%	12.08%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-19.74%	7.31%	10.37%
Equity	ProFunds - ProFund VP Communication Services (formerly, ProFunds - ProFund VP Telecommunications) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-21.22%	-1.28%	2.48%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Consumer Discretionary (formerly, ProFunds - ProFund VP Consumer Services) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-31.53%	3.97%	9.45%
Equity	ProFunds - ProFund VP Consumer Staples (formerly, ProFunds - ProFund VP Consumer Goods) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-24.70%	4.95%	8.38%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-16.19%	-1.73%	0.13%
Equity	ProFunds - ProFund VP Energy (formerly, ProFunds - ProFund VP Oil & Gas) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	59.43%	6.57%	3.42%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-7.76%	1.07%	3.03%
Fixed Income	ProFunds - ProFund VP Falling U.S. Dollar Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-8.76%	-4.25%	-4.47%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-15.14%	4.82%	9.74%
Money Market	ProFunds - ProFund VP Government Money Market This Sub-Account is no longer available to receive transfers or new purchase payments effective July 3, 2019 Investment Advisor: ProFund Advisors LLC	1.35%*	0.00%	1.35%	1.02%	0.45%	0.24%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.02%	10.26%	13.12%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-15.60%	5.48%	10.22%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	-16.45%	-0.85%	2.05%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-46.13%	1.17%	10.88%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-9.92%	2.84%	8.28%
Equity	ProFunds - ProFund VP Large-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-30.64%	8.33%	11.63%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Large-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.82%	5.83%	9.04%
Equity	ProFunds - ProFund VP Materials (formerly, ProFunds - ProFund VP Basic Materials) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-9.14%	5.21%	6.89%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-20.34%	4.26%	8.59%
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-8.45%	5.31%	9.06%
Allocation	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-14.92%	4.39%	8.38%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-33.91%	10.00%	14.07%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.13%	4.67%	8.15%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-11.02%	4.90%	-4.05%
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-26.56%	2.43%	4.92%
Miscellaneous	ProFunds - ProFund VP Rising Rates Opportunity Investment Advisor: ProFund Advisors LLC	1.66%	0.00%	1.66%	58.47%	-0.03%	-3.97%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-37.50%	12.57%	18.49%
Miscellaneous	ProFunds - ProFund VP Short Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	6.69%	-6.56%	-7.37%
Miscellaneous	ProFunds - ProFund VP Short International Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	12.45%	-5.06%	-7.67%
Miscellaneous	ProFunds - ProFund VP Short Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	9.37%	-11.83%	-13.84%
Miscellaneous	ProFunds - ProFund VP Short NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	35.06%	-16.57%	-18.18%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Miscellaneous	ProFunds - ProFund VP Short Small- Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.81%	-10.72%	-13.44%
Equity	ProFunds - ProFund VP Small-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-22.41%	4.29%	9.30%
Equity	ProFunds - ProFund VP Small-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-12.41%	3.65%	8.49%
Equity	ProFunds - ProFund VP Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-21.85%	2.14%	7.03%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	-35.72%	12.25%	15.15%
Fixed Income	ProFunds - ProFund VP U.S. Government Plus Investment Advisor: ProFund Advisors LLC	1.38%*	0.00%	1.38%	-41.70%	-6.07%	-1.84%
Equity	ProFunds - ProFund VP UltraBull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-39.12%	9.32%	18.04%
Equity	ProFunds - ProFund VP UltraMid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-32.17%	2.53%	13.66%
Equity	ProFunds - ProFund VP UltraNASDAQ- 100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-60.93%	12.50%	24.72%
Miscellaneous	ProFunds - ProFund VP UltraShort NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	56.04%	-35.50%	-35.78%
Allocation	ProFunds - ProFund VP UltraSmall-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-43.68%	-2.75%	10.04%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-0.25%	7.27%	9.21%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	1.07%*	0.00%	1.07%	-2.35%	-0.17%	1.70%
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.99%	0.00%	0.99%	-11.60%	1.39%	3.22%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	0.86%	0.00%	0.86%	-13.81%	-0.51%	1.16%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.15%	0.00%	1.15%	-6.81%	1.97%	4.19%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.82%	0.00%	0.82%	-3.13%	9.26%	11.76%
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.75%*	0.00%	0.75%	-10.07%	-0.91%	0.07%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.91%	0.00%	0.91%	-22.91%	10.48%	13.48%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.08%*	0.00%	1.08%	-22.43%	6.30%	5.73%
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.08%*	0.00%	1.08%	-9.20%	3.39%	6.33%
Allocation	Russell Investment Funds - Balanced Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.92%*	0.00%	0.92%	-16.35%	2.01%	4.48%
Allocation	Russell Investment Funds - Equity Growth Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.00%*	0.00%	1.00%	-17.68%	3.00%	6.05%
Equity	Russell Investment Funds - Global Real Estate Securities Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.91%	0.00%	0.91%	-26.77%	0.27%	3.36%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Russell Investment Funds - International Developed Markets Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.02%*	0.00%	1.02%	-13.04%	0.96%	4.47%
Allocation	Russell Investment Funds - Moderate Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.84%*	0.00%	0.84%	-15.65%	0.77%	3.08%
Fixed Income	Russell Investment Funds - Strategic Bond Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.67%	0.00%	0.67%	-14.28%	-0.23%	0.94%
Equity	Russell Investment Funds - U.S. Small Cap Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.12%*	0.00%	1.12%	-15.96%	5.24%	8.85%
Equity	Russell Investment Funds - U.S. Strategic Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.96%	0.00%	0.96%	-20.86%	6.79%	10.79%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-17.02%	1.02%	6.71%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-9.65%	5.92%	5.71%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-13.31%	3.79%	10.76%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.71%*	0.00%	1.71%	22.88%	5.33%	-4.49%
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-0.91%	4.86%	8.62%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Miscellaneous	Rydex Variable Trust - Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.84%*	0.00%	1.84%	-20.49%	7.54%	18.43%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-32.70%	15.07%	18.82%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	48.29%	3.17%	0.09%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	42.56%	-10.63%	-10.18%
Equity	Rydex Variable Trust - Europe 1.25x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	-13.07%	1.48%	2.78%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-18.11%	4.45%	8.66%
Alternative	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	11.28%	2.54%	1.75%
Miscellaneous	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund Investment Advisor: Guggenheim Investments	1.39%*	0.00%	1.39%	-40.82%	-5.90%	-1.71%
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund Investment Advisor: Guggenheim Investments	1.78%	0.00%	1.78%	-14.39%	0.43%	3.74%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-12.00%	9.02%	12.18%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	-11.48%	0.22%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-44.84%	0.46%	9.11%
Miscellaneous	Rydex Variable Trust - Inverse Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	5.06%	-24.90%	-27.27%
Miscellaneous	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund Investment Advisor: Guggenheim Investments	4.45%*	0.00%	4.45%	46.20%	0.95%	-2.30%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Miscellaneous	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	9.07%	-11.08%	-13.08%
Miscellaneous	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	34.84%	-15.29%	-17.30%
Miscellaneous	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund Investment Advisor: Guggenheim Investments	1.83%*	0.00%	1.83%	17.36%	-10.20%	-12.80%
Miscellaneous	Rydex Variable Trust - Inverse S&P 500 Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	16.59%	-11.95%	-13.62%
Miscellaneous	Rydex Variable Trust - Japan 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.70%*	0.00%	1.70%	-42.99%	-5.92%	5.95%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-27.56%	-0.20%	7.18%
Allocation	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	-23.20%	-0.65%	9.34%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund Investment Advisor: Guggenheim Investments	1.67%*	0.00%	1.67%	-3.40%	2.25%	2.25%
Miscellaneous	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.82%*	0.00%	1.82%	-61.04%	12.83%	25.36%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	-34.14%	10.00%	14.37%
Equity	Rydex Variable Trust - Nova Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	-30.26%	9.13%	15.27%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	-11.08%	6.60%	-2.75%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-27.40%	1.12%	4.29%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-26.52%	7.28%	8.88%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	-33.46%	0.69%	9.31%
Miscellaneous	Rydex Variable Trust - Russell 2000® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	-43.01%	-1.82%	10.44%
Equity	Rydex Variable Trust - S&P 500 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-39.77%	9.13%	18.65%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-28.35%	6.82%	11.04%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-2.55%	4.27%	9.37%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-22.62%	2.17%	6.15%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-5.22%	5.80%	9.46%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-29.90%	-0.20%	6.74%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-8.24%	3.47%	6.90%
Miscellaneous	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.93%*	0.00%	1.93%	15.67%	5.26%	4.41%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-36.25%	9.56%	13.38%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-25.85%	-1.05%	2.86%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-35.03%	1.76%	9.34%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Money Market	Rydex Variable Trust - U.S. Government Money Market Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective January 3, 2012 Investment Advisor: Guggenheim Investments	0.91%*	0.00%	0.91%	0.73%	0.45%	0.23%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	1.04%	6.28%	8.52%
Miscellaneous	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	-18.45%	-8.34%	-7.78%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	-38.66%	4.89%	11.40%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%*	0.00%	0.99%	-3.59%	6.77%	9.41%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	0.00%	1.19%	-12.69%	10.56%	15.35%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%*	0.00%	1.09%	-22.75%	6.94%	11.68%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	-4.93%	0.83%	0.64%
Alternative	The Merger Fund VL - The Merger Fund VL: Class I (formerly, The Merger Fund VL - The Merger Fund VL) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC	1.57%*	0.00%	1.57%	0.88%	4.48%	3.16%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	16.11%	4.38%	5.98%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I Investment Advisor: Redwood Investment Management, LLC	1.49%*	0.00%	1.49%	-7.15%	2.50%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: Redwood Investment Management, LLC	1.99%*	0.00%	1.99%	-7.60%	2.01%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	-6.93%	0.56%	-0.09%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This Portfolio is only available in policies issued before May 1, 2023 Investment Advisor: Van Eck Associates Corporation	1.18%	0.00%	1.18%	-24.36%	-4.83%	1.25%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	-13.36%	3.85%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.09%	0.00%	1.09%	8.39%	4.26%	0.35%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.21%	0.35%	0.56%	-14.30%	5.96%	8.41%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.35%	0.69%	-15.48%	8.57%	13.75%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	-14.90%	2.52%	4.52%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.29%	0.35%	0.64%	-11.49%	8.08%	10.08%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.30%	0.35%	0.65%	-0.66%	8.51%	11.58%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.14%	0.35%	0.49%	-18.23%	9.27%	12.40%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.35%	0.48%	-13.13%	-0.12%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.34%	0.35%	0.69%	-33.37%	8.55%	12.49%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.25%	0.35%	0.60%	-9.36%	2.24%	3.62%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.41%	0.35%	0.76%	-30.12%	4.45%	7.58%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.17%	0.35%	0.52%	-18.82%	7.18%	10.95%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.12%	0.35%	0.47%	-15.93%	3.65%	6.14%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.26%	0.35%	0.61%	-26.30%	3.69%	6.36%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	-5.72%	1.10%	1.44%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)	0.29%	0.00%	0.29%	-25.35%	4.53%	10.06%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	-13.21%	-0.10%	0.92%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.11%	0.35%	0.46%	-16.01%	1.01%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	-19.59%	8.55%	11.92%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co.	1.10%*	0.00%	1.10%	-26.09%	4.88%	6.92%
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Virtus Fixed Income Advisers, LLC	0.92%	0.00%	0.92%	-9.52%	0.93%	2.31%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Sustainable Growth Advisers, LP	1.14%*	0.00%	1.14%	-18.61%	1.49%	1.31%

Portfolio Company Objective [Text Block]	Type
Monument Advisor Contract No. JNL-2300 | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided.
Monument Advisor Contract No. JNL-2300 | InvestmentadvisoryfeesMember
Prospectus:
Principal Risk [Text Block]	Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Monument Advisor Contract No. JNL-2300 | ActivetradingMember
Prospectus:
Principal Risk [Text Block]	Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
Monument Advisor Contract No. JNL-2300 | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations.
Monument Advisor Contract No. JNL-2300 | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.
Monument Advisor Contract No. JNL-2300 | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Us potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Our ability to electronically interact with service providers. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. In connection with any such cyber-attack, We and/or Our service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. We will not, however, be responsible for any adverse impact to Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Monument Advisor Contract No. JNL-2300 | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Monument Advisor Contract No. JNL-2300 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Monument Advisor Contract No. JNL-2300 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
Monument Advisor Contract No. JNL-2300 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this Contract is subject to the risk of poor investment performance of the Investment Options chosen by the Owner.• Each investment Option has its own unique risks.• Review the prospectuses and disclosures for the Investment Options before making an investment decision.See Principal Risks.
Monument Advisor Contract No. JNL-2300 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-free phone number indicated in Contacting Us (see Principal Risks).
Monument Advisor Contract No. JNL-2300 | AdvisorsPreferredTrustGoldBullionStrategyPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Portfolio Company Adviser [Text Block]	Advisors Preferred, LLC
Portfolio Company Subadviser [Text Block]	Flexible Plan Investments, Ltd.
Current Expenses [Percent]	1.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.61%
Average Annual Total Returns, 1 Year [Percent]	(5.06%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Monument Advisor Contract No. JNL-2300 | AlgerCapitalAppreciationPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Capital Appreciation Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(36.52%)
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	11.90%
Monument Advisor Contract No. JNL-2300 | AlgerLargeCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Large Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(41.97%)
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.62%
Monument Advisor Contract No. JNL-2300 | AlgerMidCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(38.32%)
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Monument Advisor Contract No. JNL-2300 | AlgerSmallCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Small Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(38.01%)
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Monument Advisor Contract No. JNL-2300 | AllianceBernsteinVariableProductsSeriesFundIncABVPSDiscoveryValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.82%)
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Monument Advisor Contract No. JNL-2300 | AllianceBernsteinVariableProductsSeriesFundIncABVPSDynamicAssetAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	3.07%
Monument Advisor Contract No. JNL-2300 | AllianceBernsteinVariableProductsSeriesFundIncABVPSInternationalValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(13.79%)
Average Annual Total Returns, 5 Years [Percent]	(2.55%)
Average Annual Total Returns, 10 Years [Percent]	2.51%
Monument Advisor Contract No. JNL-2300 | AllianceBernsteinVariableProductsSeriesFundIncABVPSRelativeValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(4.19%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.37%
Monument Advisor Contract No. JNL-2300 | AllianceBernsteinVariableProductsSeriesFundIncABVPSSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(39.26%)
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	10.56%
Monument Advisor Contract No. JNL-2300 | AllianceBernsteinVariableProductsSeriesFundIncABVPSSustainableGlobalThematicGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(27.17%)
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Monument Advisor Contract No. JNL-2300 | AllianceBernsteinVariableProductsSeriesFundIncABVPSSustainableInternationalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	(27.81%)
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Monument Advisor Contract No. JNL-2300 | AllspringVariableTrustVTDiscoverySMIDCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(37.85%)
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	9.38%
Monument Advisor Contract No. JNL-2300 | AllspringVariableTrustVTOpportunityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Opportunity Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(20.81%)
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	10.68%
Monument Advisor Contract No. JNL-2300 | ALPSVariableInvestmentTrustALPSGlobalOpportunityPortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.23%
Average Annual Total Returns, 1 Year [Percent]	(28.91%)
Average Annual Total Returns, 5 Years [Percent]	3.32%
Monument Advisor Contract No. JNL-2300 | ALPSVariableInvestmentTrustALPSAlerianEnergyInfrastructurePortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Monument Advisor Contract No. JNL-2300 | ALPSVariableInvestmentTrustMorningstarAggressiveGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(13.17%)
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Monument Advisor Contract No. JNL-2300 | ALPSVariableInvestmentTrustMorningstarBalancedETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(12.88%)
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Monument Advisor Contract No. JNL-2300 | ALPSVariableInvestmentTrustMorningstarConservativeETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(11.82%)
Average Annual Total Returns, 5 Years [Percent]	0.54%
Average Annual Total Returns, 10 Years [Percent]	1.74%
Monument Advisor Contract No. JNL-2300 | ALPSVariableInvestmentTrustMorningstarGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(13.25%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.32%
Monument Advisor Contract No. JNL-2300 | ALPSVariableInvestmentTrustMorningstarIncomeGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(12.54%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Monument Advisor Contract No. JNL-2300 | AmericanCenturyVariablePortfoliosIIIncAmericanCenturyVPInflationProtectionFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
Monument Advisor Contract No. JNL-2300 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPBalancedFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(17.27%)
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Monument Advisor Contract No. JNL-2300 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPDisciplinedCoreValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.74%)
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Monument Advisor Contract No. JNL-2300 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPInternationalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(24.75%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Monument Advisor Contract No. JNL-2300 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPLargeCompanyValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(0.26%)
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	10.29%
Monument Advisor Contract No. JNL-2300 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPMidCapValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(1.19%)
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	11.01%
Monument Advisor Contract No. JNL-2300 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPUltraFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(32.38%)
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	14.12%
Monument Advisor Contract No. JNL-2300 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	0.54%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesAmericanFundsMortgageFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(10.16%)
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	0.75%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesAmericanHighIncomeTrustClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American High-Income Trust: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(9.53%)
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	3.64%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesCapitalIncomeBuilderClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital Income Builder®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(7.37%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesCapitalWorldBondFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Bond Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(17.84%)
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.70%)
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesCapitalWorldGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(17.57%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesGlobalGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(24.92%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(29.69%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(16.71%)
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesInternationalFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(21.02%)
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	3.67%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesInternationalGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.52%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	3.37%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesManagedRiskAssetAllocationFundClassP2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(13.97%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesManagedRiskGrowthFundClassP2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Growth Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(24.88%)
Average Annual Total Returns, 5 Years [Percent]	6.31%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesManagedRiskGrowthIncomeFundClassP2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Growth-Income Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(16.93%)
Average Annual Total Returns, 5 Years [Percent]	4.06%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesManagedRiskInternationalFundClassP2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk International Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	(2.60%)
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesManagedRiskWashingtonMutualInvestorsFundClassP2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(9.16%)
Average Annual Total Returns, 5 Years [Percent]	2.08%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesNewWorldFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(22.25%)
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - The Bond Fund of America: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(12.75%)
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.12%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesUSGovernmentSecuritiesFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(11.20%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	0.70%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
Monument Advisor Contract No. JNL-2300 | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(10.96%)
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	3.80%
Monument Advisor Contract No. JNL-2300 | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Monument Advisor Contract No. JNL-2300 | BlackRockVariableSeriesFundsIncBlackRockAdvantageLargeCapCoreVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(20.16%)
Average Annual Total Returns, 5 Years [Percent]	8.22%
Average Annual Total Returns, 10 Years [Percent]	11.56%
Monument Advisor Contract No. JNL-2300 | BlackRockVariableSeriesFundsIncBlackRockAdvantageLargeCapValueVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(8.41%)
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	10.14%
Monument Advisor Contract No. JNL-2300 | BlackRockVariableSeriesFundsIncBlackRockCapitalAppreciationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(37.81%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Monument Advisor Contract No. JNL-2300 | BlackRockVariableSeriesFundsIncBlackRockEquityDividendVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(4.10%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	9.85%
Monument Advisor Contract No. JNL-2300 | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Monument Advisor Contract No. JNL-2300 | BlackRockVariableSeriesFundsIncBlackRockLargeCapFocusGrowthVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(38.25%)
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Monument Advisor Contract No. JNL-2300 | BNYMellonInvestmentPortfoliosSmallCapStockIndexPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(16.65%)
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Monument Advisor Contract No. JNL-2300 | BNYMellonStockIndexFundIncInitialSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(18.32%)
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	12.28%
Monument Advisor Contract No. JNL-2300 | BNYMellonSustainableUSEquityPortfolioIncInitialSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(22.87%)
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	11.36%
Monument Advisor Contract No. JNL-2300 | CalvertVariableSeriesIncCalvertVPSRIBalancedPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(15.47%)
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Monument Advisor Contract No. JNL-2300 | ColumbiaFundsVariableInsuranceTrustColumbiaVariablePortfolioStrategicIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	2.10%
Monument Advisor Contract No. JNL-2300 | ColumbiaFundsVariableInsuranceTrustIIColumbiaVariablePortfolioSeligmanGlobalTechnologyClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(31.86%)
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	18.39%
Monument Advisor Contract No. JNL-2300 | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioSelectLargeCapValueFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(1.84%)
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	12.11%
Monument Advisor Contract No. JNL-2300 | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioSelectSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	9.39%
Monument Advisor Contract No. JNL-2300 | CreditSuisseTrustCommodityReturnStrategyPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1
Portfolio Company Adviser [Text Block]	Credit Suisse Asset Management, LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.03%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	(1.34%)
Monument Advisor Contract No. JNL-2300 | DelawareVIPTrustDelawareVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Monument Advisor Contract No. JNL-2300 | DFAInvestmentDimensionsGroupIncVAEquityAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.68%)
Average Annual Total Returns, 5 Years [Percent]	6.13%
Monument Advisor Contract No. JNL-2300 | DFAInvestmentDimensionsGroupIncVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(6.33%)
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	0.76%
Monument Advisor Contract No. JNL-2300 | DFAInvestmentDimensionsGroupIncVAGlobalModerateAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(10.96%)
Average Annual Total Returns, 5 Years [Percent]	4.47%
Monument Advisor Contract No. JNL-2300 | DFAInvestmentDimensionsGroupIncVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(17.64%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Monument Advisor Contract No. JNL-2300 | DFAInvestmentDimensionsGroupIncVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(3.46%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Monument Advisor Contract No. JNL-2300 | DFAInvestmentDimensionsGroupIncVAShortTermFixedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(1.16%)
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	0.58%
Monument Advisor Contract No. JNL-2300 | DFAInvestmentDimensionsGroupIncVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(4.88%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	10.71%
Monument Advisor Contract No. JNL-2300 | DFAInvestmentDimensionsGroupIncVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(4.21%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	11.05%
Monument Advisor Contract No. JNL-2300 | EatonVanceVariableTrustEatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(2.68%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Monument Advisor Contract No. JNL-2300 | FederatedHermesInsuranceSeriesFederatedHermesHighIncomeBondFundIIPrimarySharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(11.78%)
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	3.58%
Monument Advisor Contract No. JNL-2300 | FederatedHermesInsuranceSeriesFederatedHermesKaufmannFundIIServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp.
Current Expenses [Percent]	1.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.80%
Average Annual Total Returns, 1 Year [Percent]	(30.26%)
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	10.53%
Monument Advisor Contract No. JNL-2300 | FederatedHermesInsuranceSeriesFederatedHermesManagedVolatilityFundIIPrimarySharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(13.75%)
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsVIPFundsManager20PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(9.76%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	2.78%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsVIPFundsManager50PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.04%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsVIPFundsManager60PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(15.25%)
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	6.49%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsVIPFundsManager70PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsVIPTargetVolatilityPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - VIP Target Volatility Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.65%)
Average Annual Total Returns, 5 Years [Percent]	2.81%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundFidelityVIPFreedomIncomeFundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.26%)
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(18.19%)
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPDisciplinedSmallCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPDynamicCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(21.05%)
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPEnergyPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	62.87%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPEquityIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(5.24%)
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPFloatingRateHighIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(0.52%)
Average Annual Total Returns, 5 Years [Percent]	3.17%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPGrowthIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.17%)
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	11.30%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(38.32%)
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	14.81%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(24.64%)
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	14.52%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPHighIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(11.67%)
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	2.71%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPInternationalCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(26.57%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPOverseasPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.68%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPRealEstatePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(27.69%)
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	4.85%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPStrategicIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.20%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPValuePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(4.29%)
Average Annual Total Returns, 5 Years [Percent]	8.32%
Average Annual Total Returns, 10 Years [Percent]	10.83%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPValueStrategiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(7.35%)
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	9.94%
Monument Advisor Contract No. JNL-2300 | FirstEagleVariableFundsOverseasVariableFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	First Eagle Variable Funds - Overseas Variable Fund
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(8.16%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Monument Advisor Contract No. JNL-2300 | FranklinTempletonVariableInsuranceProductsTrustFranklinGlobalRealEstateVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Templeton Institutional, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(26.06%)
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Monument Advisor Contract No. JNL-2300 | FranklinTempletonVariableInsuranceProductsTrustFranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Monument Advisor Contract No. JNL-2300 | FranklinTempletonVariableInsuranceProductsTrustFranklinMutualSharesVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	6.73%
Monument Advisor Contract No. JNL-2300 | FranklinTempletonVariableInsuranceProductsTrustFranklinRisingDividendsVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(10.57%)
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.86%
Monument Advisor Contract No. JNL-2300 | FranklinTempletonVariableInsuranceProductsTrustFranklinStrategicIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(10.75%)
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	1.30%
Monument Advisor Contract No. JNL-2300 | FranklinTempletonVariableInsuranceProductsTrustFranklinUSGovernmentSecuritiesVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.06%
Monument Advisor Contract No. JNL-2300 | FranklinTempletonVariableInsuranceProductsTrustTempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
Monument Advisor Contract No. JNL-2300 | GoldmanSachsVariableInsuranceTrustGoldmanSachsMultiStrategyAlternativesPortfolioAdvisorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(6.61%)
Average Annual Total Returns, 5 Years [Percent]	1.00%
Monument Advisor Contract No. JNL-2300 | GoldmanSachsVariableInsuranceTrustGoldmanSachsTrendDrivenAllocationFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(19.16%)
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	3.23%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesBLargeCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series B (Large Cap Value Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(1.32%)
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.53%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesDWorldEquityIncomeSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(9.12%)
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	7.59%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesETotalReturnBondSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.48%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesFFloatingRateStrategiesSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(0.85%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesJStylePlusMidGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(27.78%)
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesPHighYieldSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series P (High Yield Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(9.70%)
Average Annual Total Returns, 5 Years [Percent]	1.30%
Average Annual Total Returns, 10 Years [Percent]	3.48%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesQSmallCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(3.74%)
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesXStylePlusSmallGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(26.61%)
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	9.37%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesYStylePlusLargeGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(30.69%)
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	13.27%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIAmericanValueFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. American Value Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(2.86%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	8.60%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIBalancedRiskAllocationFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	3.29%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIComstockFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Comstock Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	1.12%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	11.02%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIConservativeBalancedFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Conservative Balanced Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(17.02%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVICoreEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(20.55%)
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVICorePlusBondFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(14.53%)
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	2.12%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVICorePlusBondFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	1.87%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIDiversifiedDividendFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(1.68%)
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIEquityandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(7.51%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIEQVInternationalEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIGlobalFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(31.94%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.59%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIGlobalRealEstateFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.93%)
Average Annual Total Returns, 5 Years [Percent]	(0.91%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIGlobalStrategicIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(11.71%)
Average Annual Total Returns, 5 Years [Percent]	(1.53%)
Average Annual Total Returns, 10 Years [Percent]	0.38%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIGovernmentSecuritiesFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(10.29%)
Average Annual Total Returns, 5 Years [Percent]	(0.12%)
Average Annual Total Returns, 10 Years [Percent]	0.43%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIGrowthandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(5.75%)
Average Annual Total Returns, 5 Years [Percent]	6.04%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIHealthCareFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Health Care Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(13.32%)
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	10.24%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIHighYieldFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. High Yield Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Canada Ltd.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(9.55%)
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	2.92%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIMainStreetFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(20.31%)
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	10.49%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIMainStreetMidCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(14.45%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVINasdaq100BufferFundDecemberSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(24.50%)
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVINasdaq100BufferFundJuneSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVINasdaq100BufferFundMarchSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVINasdaq100BufferFundSeptemberSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(21.15%)
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVISP500BufferFundDecemberSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(10.90%)
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVISP500BufferFundJuneSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVISP500BufferFundMarchSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVISP500BufferFundSeptemberSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(9.74%)
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVITechnologyFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Technology Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(39.95%)
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Monument Advisor Contract No. JNL-2300 | InvescoOppenheimerVIInternationalGrowthFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(27.16%)
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	3.99%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosDelawareIvyAssetStrategyClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	4.31%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosDelawareIvyBalancedClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(16.06%)
Average Annual Total Returns, 5 Years [Percent]	5.58%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosDelawareIvyCorporateBondClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	1.22%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosDelawareIvyEnergyClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	50.47%
Average Annual Total Returns, 5 Years [Percent]	(1.66%)
Average Annual Total Returns, 10 Years [Percent]	(0.39%)
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosDelawareIvyGrowthClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(27.20%)
Average Annual Total Returns, 5 Years [Percent]	11.54%
Average Annual Total Returns, 10 Years [Percent]	13.97%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosDelawareIvyHighIncomeClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(10.97%)
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	3.58%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosDelawareIvyLimitedTermBondClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(4.30%)
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	0.87%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosDelawareIvyMidCapGrowthClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.80%)
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosDelawareIvyNaturalResourcesClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	0.23%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosDelawareIvyScienceandTechnologyClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(32.13%)
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	12.13%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosDelawareIvyValueClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(4.97%)
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	10.39%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosDelawareVIPGlobalValueEquityClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(11.29%)
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	7.21%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonBalancedPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(16.40%)
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonEnterprisePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(15.94%)
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	13.39%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.90%)
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonFortyPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(33.55%)
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonGlobalResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(19.41%)
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonGlobalSustainableEquityPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonGlobalTechnologyandInnovationPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(37.12%)
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	15.34%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonMidCapValuePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(5.56%)
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonOverseasPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(8.60%)
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(29.89%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	11.44%
Monument Advisor Contract No. JNL-2300 | JohnHancockVariableInsuranceTrustEmergingMarketsValueTrustSeriesNAVMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(11.63%)
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	1.29%
Monument Advisor Contract No. JNL-2300 | LazardRetirementSeriesIncLazardRetirementEmergingMarketsEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(15.12%)
Average Annual Total Returns, 5 Years [Percent]	(3.19%)
Average Annual Total Returns, 10 Years [Percent]	(0.12%)
Monument Advisor Contract No. JNL-2300 | LazardRetirementSeriesIncLazardRetirementGlobalDynamicMultiAssetPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	4.55%
Monument Advisor Contract No. JNL-2300 | LazardRetirementSeriesIncLazardRetirementInternationalEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(15.01%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Monument Advisor Contract No. JNL-2300 | LazardRetirementSeriesIncLazardRetirementUSSmallMidCapEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(15.52%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Monument Advisor Contract No. JNL-2300 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableAggressiveGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(26.41%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Monument Advisor Contract No. JNL-2300 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableDividendStrategyPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(8.10%)
Average Annual Total Returns, 5 Years [Percent]	9.45%
Average Annual Total Returns, 10 Years [Percent]	11.42%
Monument Advisor Contract No. JNL-2300 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(32.24%)
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	12.77%
Monument Advisor Contract No. JNL-2300 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableSmallCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(29.01%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Monument Advisor Contract No. JNL-2300 | LeggMasonPartnersVariableIncomeTrustWesternAssetVariableGlobalHighYieldBondPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(13.72%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Monument Advisor Contract No. JNL-2300 | LordAbbettSeriesFundIncBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.81%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.65%
Monument Advisor Contract No. JNL-2300 | LordAbbettSeriesFundIncDividendGrowthPortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Monument Advisor Contract No. JNL-2300 | LordAbbettSeriesFundIncGrowthandIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.43%)
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Monument Advisor Contract No. JNL-2300 | MainStayVPFundsTrustMainStayVPMacKayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Convertibles
Portfolio Company Name [Text Block]	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(12.89%)
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Monument Advisor Contract No. JNL-2300 | MFSVariableInsuranceTrustMFSGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(31.80%)
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.77%
Monument Advisor Contract No. JNL-2300 | MFSVariableInsuranceTrustMFSNewDiscoverySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(29.99%)
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Monument Advisor Contract No. JNL-2300 | MFSVariableInsuranceTrustMFSValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Monument Advisor Contract No. JNL-2300 | MFSVariableInsuranceTrustIIMFSInternationalGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.18%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.03%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITAllspringDiscoveryFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(37.82%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	8.87%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITAmundiMultiSectorBondFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(2.30%)
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	2.77%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITAQRLargeCapDefensiveStyleFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	AQR Capital Management, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(8.44%)
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	12.24%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITBNYMellonCorePlusBondFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(13.44%)
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	1.38%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSEquityIncomeClassXMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(1.02%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITBondIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	(13.23%)
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITCalvertEquityFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(22.92%)
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITColumbiaOverseasValueFundClassXMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(5.86%)
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	3.17%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITDoubleLineTotalReturnTacticalFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.48%)
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITEmergingMarketsFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd and Loomis, Sayles & Company L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(24.92%)
Average Annual Total Returns, 5 Years [Percent]	(4.54%)
Average Annual Total Returns, 10 Years [Percent]	(0.47%)
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	0.55%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITInternationalEquityFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(14.12%)
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(14.14%)
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITInvestorDestinationsCapitalAppreciationFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(17.50%)
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITInvestorDestinationsModerateFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(16.49%)
Average Annual Total Returns, 5 Years [Percent]	2.57%
Average Annual Total Returns, 10 Years [Percent]	5.40%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	(13.31%)
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	(15.96%)
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITJPMorganMozaicMultiAssetFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(15.64%)
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapGrowthFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(12.49%)
Average Annual Total Returns, 5 Years [Percent]	15.13%
Average Annual Total Returns, 10 Years [Percent]	15.27%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(13.27%)
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	10.52%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITMultiManagerMidCapValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(2.59%)
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITNSPartnersInternationalFocusedGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners LTD
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(38.08%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	4.00%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITSP500IndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	(18.20%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.39%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(20.46%)
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	8.91%
Monument Advisor Contract No. JNL-2300 | NeubergerBermanAdvisersManagementTrustMidCapIntrinsicValuePortfolioClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	8.39%
Monument Advisor Contract No. JNL-2300 | NeubergerBermanAdvisersManagementTrustMidCapGrowthPortfolioClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(28.73%)
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Monument Advisor Contract No. JNL-2300 | NeubergerBermanAdvisersManagementTrustShortDurationBondPortfolioClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(5.19%)
Average Annual Total Returns, 5 Years [Percent]	0.69%
Average Annual Total Returns, 10 Years [Percent]	0.70%
Monument Advisor Contract No. JNL-2300 | NeubergerBermanAdvisersManagementTrustSustainableEquityPortfolioIClassSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
Monument Advisor Contract No. JNL-2300 | NeubergerBermanAdvisersManagementTrustUSEquityIndexPutWriteStrategyPortfolioClassSSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(11.28%)
Average Annual Total Returns, 5 Years [Percent]	4.01%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustBTSTacticalFixedIncomeVITFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Portfolio Company Adviser [Text Block]	BTS Asset Management, Inc.
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	(13.12%)
Average Annual Total Returns, 5 Years [Percent]	(3.43%)
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustDonoghueForlinesDividendVITFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.02%
Average Annual Total Returns, 1 Year [Percent]	(10.35%)
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	2.89%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustDonoghueForlinesMomentumVITFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	1.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.66%
Average Annual Total Returns, 1 Year [Percent]	(22.56%)
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	6.81%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(15.74%)
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(15.88%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(10.99%)
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	4.60%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(11.15%)
Average Annual Total Returns, 5 Years [Percent]	2.92%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(8.60%)
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	3.19%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(8.85%)
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	2.93%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(14.55%)
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(14.70%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSManagedRiskBalancedETFPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.51%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(11.75%)
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSManagedRiskBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(11.85%)
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	3.13%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSManagedRiskGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.49%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(13.45%)
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSManagedRiskGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(13.73%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSManagedRiskModerateGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(13.22%)
Average Annual Total Returns, 5 Years [Percent]	2.16%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSManagedRiskModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(13.35%)
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	5.81%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(12.90%)
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustAllAssetPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	(11.84%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	3.25%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustAllAssetPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	(11.66%)
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	(1.56%)
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustDynamicBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(6.35%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	1.51%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustEmergingMarketsBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(15.71%)
Average Annual Total Returns, 5 Years [Percent]	(0.85%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustGlobalBondOpportunitiesPortfolioUnhedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(11.00%)
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	(0.31%)
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustGlobalCoreBondHedgedPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(11.54%)
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	0.35%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustGlobalManagedAssetAllocationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(18.36%)
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustHighYieldPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(10.28%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	3.53%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustIncomePortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(7.78%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustInternationalBondPortfolioUSDollarHedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(10.15%)
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]	2.22%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustInternationalBondPortfolioUnhedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(18.98%)
Average Annual Total Returns, 5 Years [Percent]	(3.13%)
Average Annual Total Returns, 10 Years [Percent]	(1.61%)
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustLongTermUSGovernmentPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(28.87%)
Average Annual Total Returns, 5 Years [Percent]	(2.54%)
Average Annual Total Returns, 10 Years [Percent]	0.27%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustLowDurationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(5.74%)
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	0.42%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustPIMCOGlobalDiversifiedAllocationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.56%)
Average Annual Total Returns, 5 Years [Percent]	0.90%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustRealReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(11.90%)
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	0.90%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustShortTermPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(0.15%)
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	1.35%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustTotalReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Monument Advisor Contract No. JNL-2300 | PioneerVariableContractsTrustPioneerBondVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.46%)
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Monument Advisor Contract No. JNL-2300 | PioneerVariableContractsTrustPioneerEquityIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(7.94%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Monument Advisor Contract No. JNL-2300 | PioneerVariableContractsTrustPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(19.68%)
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	12.32%
Monument Advisor Contract No. JNL-2300 | PioneerVariableContractsTrustPioneerHighYieldVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(11.44%)
Average Annual Total Returns, 5 Years [Percent]	0.89%
Average Annual Total Returns, 10 Years [Percent]	3.11%
Monument Advisor Contract No. JNL-2300 | PioneerVariableContractsTrustPioneerMidCapValueVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(5.89%)
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Monument Advisor Contract No. JNL-2300 | PioneerVariableContractsTrustPioneerStrategicIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(12.84%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundAccessVPHighYieldFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	ProFunds - ProFund Access VP High Yield Fund
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(7.97%)
Average Annual Total Returns, 5 Years [Percent]	0.60%
Average Annual Total Returns, 10 Years [Percent]	2.87%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPAsia30Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Asia 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(24.42%)
Average Annual Total Returns, 5 Years [Percent]	(3.01%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPBanksMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Banks
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(19.88%)
Average Annual Total Returns, 5 Years [Percent]	0.40%
Average Annual Total Returns, 10 Years [Percent]	8.08%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPBearMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Bear
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	17.11%
Average Annual Total Returns, 5 Years [Percent]	(12.04%)
Average Annual Total Returns, 10 Years [Percent]	(13.86%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPBiotechnologyMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Biotechnology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	(7.71%)
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	12.08%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPBullMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Bull
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(19.74%)
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	10.37%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPCommunicationServicesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Communication Services
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(21.22%)
Average Annual Total Returns, 5 Years [Percent]	(1.28%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPConsumerDiscretionaryMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Discretionary
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(31.53%)
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	9.45%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPConsumerStaplesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Staples
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(24.70%)
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	8.38%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPEmergingMarketsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Emerging Markets
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(16.19%)
Average Annual Total Returns, 5 Years [Percent]	(1.73%)
Average Annual Total Returns, 10 Years [Percent]	0.13%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPEnergyMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Energy
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	59.43%
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	3.42%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPEurope30Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Europe 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(7.76%)
Average Annual Total Returns, 5 Years [Percent]	1.07%
Average Annual Total Returns, 10 Years [Percent]	3.03%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPFallingUSDollarMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Falling U.S. Dollar
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(8.76%)
Average Annual Total Returns, 5 Years [Percent]	(4.25%)
Average Annual Total Returns, 10 Years [Percent]	(4.47%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPFinancialsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Financials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(15.14%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	9.74%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPGovernmentMoneyMarketMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Government Money Market
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	1.02%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	0.24%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPHealthCareMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Health Care
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(6.02%)
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	13.12%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPIndustrialsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Industrials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(15.60%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPInternationalMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP International
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(16.45%)
Average Annual Total Returns, 5 Years [Percent]	(0.85%)
Average Annual Total Returns, 10 Years [Percent]	2.05%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPInternetMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Internet
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(46.13%)
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPJapanMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Japan
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(9.92%)
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	8.28%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPLargeCapGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(30.64%)
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	11.63%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPLargeCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(6.82%)
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	9.04%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPMaterialsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Materials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(9.14%)
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	6.89%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPMidCapGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(20.34%)
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	8.59%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPMidCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(8.45%)
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPMidCapMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(14.92%)
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	8.38%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPNASDAQ100Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(33.91%)
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	14.07%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPPharmaceuticalsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Pharmaceuticals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(6.13%)
Average Annual Total Returns, 5 Years [Percent]	4.67%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPPreciousMetalsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Precious Metals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(11.02%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	(4.05%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPRealEstateMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Real Estate
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(26.56%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPRisingRatesOpportunityMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Rising Rates Opportunity
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.66%
Average Annual Total Returns, 1 Year [Percent]	58.47%
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	(3.97%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPSemiconductorMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Semiconductor
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(37.50%)
Average Annual Total Returns, 5 Years [Percent]	12.57%
Average Annual Total Returns, 10 Years [Percent]	18.49%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPShortEmergingMarketsMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Emerging Markets
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	(6.56%)
Average Annual Total Returns, 10 Years [Percent]	(7.37%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPShortInternationalMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short International
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	12.45%
Average Annual Total Returns, 5 Years [Percent]	(5.06%)
Average Annual Total Returns, 10 Years [Percent]	(7.67%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPShortMidCapMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Mid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	(11.83%)
Average Annual Total Returns, 10 Years [Percent]	(13.84%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPShortNASDAQ100Member
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	35.06%
Average Annual Total Returns, 5 Years [Percent]	(16.57%)
Average Annual Total Returns, 10 Years [Percent]	(18.18%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPShortSmallCapMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Small-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	17.81%
Average Annual Total Returns, 5 Years [Percent]	(10.72%)
Average Annual Total Returns, 10 Years [Percent]	(13.44%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPSmallCapGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(22.41%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	9.30%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPSmallCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(12.41%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPSmallCapMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(21.85%)
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPTechnologyMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Technology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	(35.72%)
Average Annual Total Returns, 5 Years [Percent]	12.25%
Average Annual Total Returns, 10 Years [Percent]	15.15%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPUSGovernmentPlusMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	ProFunds - ProFund VP U.S. Government Plus
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(41.70%)
Average Annual Total Returns, 5 Years [Percent]	(6.07%)
Average Annual Total Returns, 10 Years [Percent]	(1.84%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPUltraBullMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraBull
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(39.12%)
Average Annual Total Returns, 5 Years [Percent]	9.32%
Average Annual Total Returns, 10 Years [Percent]	18.04%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPUltraMidCapMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraMid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(32.17%)
Average Annual Total Returns, 5 Years [Percent]	2.53%
Average Annual Total Returns, 10 Years [Percent]	13.66%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPUltraNASDAQ100Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraNASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(60.93%)
Average Annual Total Returns, 5 Years [Percent]	12.50%
Average Annual Total Returns, 10 Years [Percent]	24.72%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPUltraShortNASDAQ100Member
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraShort NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	56.04%
Average Annual Total Returns, 5 Years [Percent]	(35.50%)
Average Annual Total Returns, 10 Years [Percent]	(35.78%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPUltraSmallCapMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraSmall-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(43.68%)
Average Annual Total Returns, 5 Years [Percent]	(2.75%)
Average Annual Total Returns, 10 Years [Percent]	10.04%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPUtilitiesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Utilities
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(0.25%)
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Monument Advisor Contract No. JNL-2300 | PutnamVariableTrustPutnamVTDiversifiedIncomeFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(2.35%)
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	1.70%
Monument Advisor Contract No. JNL-2300 | PutnamVariableTrustPutnamVTHighYieldFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(11.60%)
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Monument Advisor Contract No. JNL-2300 | PutnamVariableTrustPutnamVTIncomeFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(13.81%)
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.16%
Monument Advisor Contract No. JNL-2300 | PutnamVariableTrustPutnamVTInternationalValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.81%)
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Monument Advisor Contract No. JNL-2300 | PutnamVariableTrustPutnamVTLargeCapValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(3.13%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Monument Advisor Contract No. JNL-2300 | PutnamVariableTrustPutnamVTMortgageSecuritiesFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(10.07%)
Average Annual Total Returns, 5 Years [Percent]	(0.91%)
Average Annual Total Returns, 10 Years [Percent]	0.07%
Monument Advisor Contract No. JNL-2300 | PutnamVariableTrustPutnamVTSustainableLeadersFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(22.91%)
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%
Monument Advisor Contract No. JNL-2300 | RoyceCapitalFundRoyceMicroCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(22.43%)
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Monument Advisor Contract No. JNL-2300 | RoyceCapitalFundRoyceSmallCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(9.20%)
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Monument Advisor Contract No. JNL-2300 | RussellInvestmentFundsBalancedStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Russell Investment Funds - Balanced Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.35%)
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	4.48%
Monument Advisor Contract No. JNL-2300 | RussellInvestmentFundsEquityGrowthStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Russell Investment Funds - Equity Growth Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(17.68%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Monument Advisor Contract No. JNL-2300 | RussellInvestmentFundsGlobalRealEstateSecuritiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Russell Investment Funds - Global Real Estate Securities Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(26.77%)
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Monument Advisor Contract No. JNL-2300 | RussellInvestmentFundsInternationalDevelopedMarketsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Russell Investment Funds - International Developed Markets Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(13.04%)
Average Annual Total Returns, 5 Years [Percent]	0.96%
Average Annual Total Returns, 10 Years [Percent]	4.47%
Monument Advisor Contract No. JNL-2300 | RussellInvestmentFundsModerateStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Russell Investment Funds - Moderate Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.65%)
Average Annual Total Returns, 5 Years [Percent]	0.77%
Average Annual Total Returns, 10 Years [Percent]	3.08%
Monument Advisor Contract No. JNL-2300 | RussellInvestmentFundsStrategicBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Russell Investment Funds - Strategic Bond Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(14.28%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	0.94%
Monument Advisor Contract No. JNL-2300 | RussellInvestmentFundsUSSmallCapEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Russell Investment Funds - U.S. Small Cap Equity Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(15.96%)
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	8.85%
Monument Advisor Contract No. JNL-2300 | RussellInvestmentFundsUSStrategicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Russell Investment Funds - U.S. Strategic Equity Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(20.86%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	10.79%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustBankingFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Banking Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(17.02%)
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	6.71%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustBasicMaterialsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Basic Materials Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(9.65%)
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.71%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustBiotechnologyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Biotechnology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(13.31%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	10.76%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustCommoditiesStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	Rydex Variable Trust - Commodities Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.71%
Average Annual Total Returns, 1 Year [Percent]	22.88%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	(4.49%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustConsumerProductsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Consumer Products Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(0.91%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.62%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustDow2xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Dow 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	(20.49%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	18.43%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustElectronicsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Electronics Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(32.70%)
Average Annual Total Returns, 5 Years [Percent]	15.07%
Average Annual Total Returns, 10 Years [Percent]	18.82%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustEnergyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	48.29%
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	0.09%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustEnergyServicesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	42.56%
Average Annual Total Returns, 5 Years [Percent]	(10.63%)
Average Annual Total Returns, 10 Years [Percent]	(10.18%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustEurope125xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Europe 1.25x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	(13.07%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	2.78%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustFinancialServicesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Financial Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(18.11%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustGlobalManagedFuturesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Rydex Variable Trust - Global Managed Futures Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	1.75%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustGovernmentLongBond12xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	(40.82%)
Average Annual Total Returns, 5 Years [Percent]	(5.90%)
Average Annual Total Returns, 10 Years [Percent]	(1.71%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustGuggenheimLongShortEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Guggenheim Long Short Equity Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustHealthCareFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Health Care Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(12.00%)
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustHighYieldStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Rydex Variable Trust - High Yield Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.76%
Average Annual Total Returns, 1 Year [Percent]	(11.48%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustInternetFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Internet Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(44.84%)
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustInverseDow2xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	(24.90%)
Average Annual Total Returns, 10 Years [Percent]	(27.27%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustInverseGovernmentLongBondStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	4.45%
Average Annual Total Returns, 1 Year [Percent]	46.20%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	(2.30%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustInverseMidCapStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	(11.08%)
Average Annual Total Returns, 10 Years [Percent]	(13.08%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustInverseNASDAQ100StrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	34.84%
Average Annual Total Returns, 5 Years [Percent]	(15.29%)
Average Annual Total Returns, 10 Years [Percent]	(17.30%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustInverseRussell2000StrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	17.36%
Average Annual Total Returns, 5 Years [Percent]	(10.20%)
Average Annual Total Returns, 10 Years [Percent]	(12.80%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustInverseSP500StrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	16.59%
Average Annual Total Returns, 5 Years [Percent]	(11.95%)
Average Annual Total Returns, 10 Years [Percent]	(13.62%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustJapan2xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Japan 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	(42.99%)
Average Annual Total Returns, 5 Years [Percent]	(5.92%)
Average Annual Total Returns, 10 Years [Percent]	5.95%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustLeisureFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Leisure Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(27.56%)
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	7.18%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustMidCap15xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	(23.20%)
Average Annual Total Returns, 5 Years [Percent]	(0.65%)
Average Annual Total Returns, 10 Years [Percent]	9.34%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustMultiHedgeStrategiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(3.40%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustNASDAQ1002xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.82%
Average Annual Total Returns, 1 Year [Percent]	(61.04%)
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	25.36%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustNASDAQ100FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	(34.14%)
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	14.37%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustNovaFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Nova Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	(30.26%)
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	15.27%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustPreciousMetalsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Precious Metals Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	(11.08%)
Average Annual Total Returns, 5 Years [Percent]	6.60%
Average Annual Total Returns, 10 Years [Percent]	(2.75%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustRealEstateFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Real Estate Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(27.40%)
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustRetailingFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Retailing Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(26.52%)
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	8.88%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustRussell200015xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	(33.46%)
Average Annual Total Returns, 5 Years [Percent]	0.69%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustRussell20002xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Russell 2000® 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	(43.01%)
Average Annual Total Returns, 5 Years [Percent]	(1.82%)
Average Annual Total Returns, 10 Years [Percent]	10.44%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustSP5002xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	(39.77%)
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	18.65%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustSP500PureGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(28.35%)
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	11.04%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustSP500PureValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(2.55%)
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	9.37%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustSPMidCap400PureGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(22.62%)
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustSPMidCap400PureValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(5.22%)
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustSPSmallCap600PureGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(29.90%)
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	6.74%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustSPSmallCap600PureValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(8.24%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustStrengtheningDollar2xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.93%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustTechnologyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Technology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(36.25%)
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	13.38%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustTelecommunicationsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Telecommunications Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(25.85%)
Average Annual Total Returns, 5 Years [Percent]	(1.05%)
Average Annual Total Returns, 10 Years [Percent]	2.86%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustTransportationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Transportation Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(35.03%)
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustUSGovernmentMoneyMarketFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Rydex Variable Trust - U.S. Government Money Market Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	0.73%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	0.23%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustUtilitiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Utilities Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	1.04%
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustWeakeningDollar2xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	(8.34%)
Average Annual Total Returns, 10 Years [Percent]	(7.78%)
Monument Advisor Contract No. JNL-2300 | TRowePriceEquitySeriesIncTRowePriceBlueChipGrowthPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(38.66%)
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	11.40%
Monument Advisor Contract No. JNL-2300 | TRowePriceEquitySeriesIncTRowePriceEquityIncomePortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Monument Advisor Contract No. JNL-2300 | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(12.69%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	15.35%
Monument Advisor Contract No. JNL-2300 | TRowePriceEquitySeriesIncTRowePriceMidCapGrowthPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(22.75%)
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	11.68%
Monument Advisor Contract No. JNL-2300 | TRowePriceFixedIncomeSeriesIncTRowePriceLimitedTermBondPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(4.93%)
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Monument Advisor Contract No. JNL-2300 | TheMergerFundVLTheMergerFundVLClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	The Merger Fund VL - The Merger Fund VL: Class I
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Westchester Capital Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.57%
Average Annual Total Returns, 1 Year [Percent]	0.88%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	3.16%
Monument Advisor Contract No. JNL-2300 | ThirdAvenueVariableSeriesTrustThirdAvenueValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Third Avenue Variable Series Trust - Third Avenue Value Portfolio
Portfolio Company Adviser [Text Block]	Third Avenue Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	5.98%
Monument Advisor Contract No. JNL-2300 | TwoRoadsSharedTrustRedwoodManagedVolatilityPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Portfolio Company Adviser [Text Block]	Redwood Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	(7.15%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Monument Advisor Contract No. JNL-2300 | TwoRoadsSharedTrustRedwoodManagedVolatilityPortfolioClassNMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N
Portfolio Company Adviser [Text Block]	Redwood Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.99%
Average Annual Total Returns, 1 Year [Percent]	(7.60%)
Average Annual Total Returns, 5 Years [Percent]	2.01%
Monument Advisor Contract No. JNL-2300 | VanEckVIPTrustVanEckVIPEmergingMarketsBondFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(6.93%)
Average Annual Total Returns, 5 Years [Percent]	0.56%
Average Annual Total Returns, 10 Years [Percent]	(0.09%)
Monument Advisor Contract No. JNL-2300 | VanEckVIPTrustVanEckVIPEmergingMarketsFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(24.36%)
Average Annual Total Returns, 5 Years [Percent]	(4.83%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
Monument Advisor Contract No. JNL-2300 | VanEckVIPTrustVanEckVIPGlobalGoldFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	(13.36%)
Average Annual Total Returns, 5 Years [Percent]	3.85%
Monument Advisor Contract No. JNL-2300 | VanEckVIPTrustVanEckVIPGlobalResourcesFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	0.35%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundBalancedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundCapitalGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(15.48%)
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	13.75%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundConservativeAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(14.90%)
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundDiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(11.49%)
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundEquityIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(0.66%)
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundEquityIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(18.23%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundGlobalBondIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(13.13%)
Average Annual Total Returns, 5 Years [Percent]	(0.12%)
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Growth Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(33.37%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.49%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundHighYieldBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(9.36%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundInternationalPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Current Expenses [Percent]	0.41%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(30.12%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundModerateAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(15.93%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundRealEstateIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(26.30%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(5.72%)
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundSmallCompanyGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Portfolio Company Adviser [Text Block]	ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(25.35%)
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	10.06%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundTotalInternationalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(16.01%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundTotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Monument Advisor Contract No. JNL-2300 | VirtusVariableInsuranceTrustVirtusDuffPhelpsRealEstateSecuritiesSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(26.09%)
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	6.92%
Monument Advisor Contract No. JNL-2300 | VirtusVariableInsuranceTrustVirtusNewfleetMultiSectorIntermediateBondSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(9.52%)
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	2.31%
Monument Advisor Contract No. JNL-2300 | VirtusVariableInsuranceTrustVirtusSGAInternationalGrowthSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Sustainable Growth Advisers, LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(18.61%)
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	1.31%
Monument Advisor Contract No. JNL-2300 | RebalancingProgramMember
Prospectus:
Name of Benefit [Text Block]	Rebalancing Program (see Rebalancing Program)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing Program (see Rebalancing Program)
Monument Advisor Contract No. JNL-2300 | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Program (see Dollar Cost Averaging Program)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging Program (see Dollar Cost Averaging Program)
Monument Advisor Contract No. JNL-2300 | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program (see Systematic Withdrawal Program)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Systematic Withdrawal Program (see Systematic Withdrawal Program)
Monument Advisor Contract No. JNL-2300 | ROPEnhancedDeathBenefitRiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Name of Benefit [Text Block]	ROP Enhanced Death Benefit Rider (see Death Benefit)
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	• Owner must be 80 or younger at application• Must be elected at application• Election is irrevocable• Certain ownership changes and assignments could eliminate the death benefit• Purchase payments are limited to $3,000,000 for one or more Contracts with the ROP Enhanced Death Benefit Rider that use the Measuring Life
Name of Benefit [Text Block]	ROP Enhanced Death Benefit Rider (see Death Benefit)
Monument Advisor Contract No. JNL-2300 | ReturnofPremiumEnhancedDeathBenefitOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Monument Advisor Contract No. JNL-2300 | ReturnofPremiumDeathBenefitOptionMember
Prospectus:
Operation of Benefit [Text Block]	ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or(2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn. Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:(a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);(b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or(c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).(2)the Annuity Date;(3)the date the Contract to which this rider is attached terminates;(4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;(5)Subject to the step up in Contract Value described above, immediately following a spousal continuation.Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Monument Advisor Contract No. JNL-2300 | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit (see Death Benefit)
Purpose of Benefit [Text Block]	Death benefit upon death of Owner prior to Annuity Period
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Standard Death Benefit (see Death Benefit)
Operation of Benefit [Text Block]	Death Benefit Death of Contract Owner During the Accumulation Period If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations. The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary. Restricted Beneficiary In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor. Standard Death Benefit (Return of Contract Value) If you die during the Accumulation Period (assuming you have not elected the ROP Enhanced Death Benefit Rider), the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or(2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:(a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);(b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or(c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).(2)the Annuity Date;(3)the date the Contract to which this rider is attached terminates;(4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;(5)Subject to the step up in Contract Value described above, immediately following a spousal continuation.Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state. Payment of the Death Benefit During the Accumulation Period Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2. OPTION 1 - lump sum payment of the Death Benefit Amount; or OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or OPTION 4 – in any other manner permitted by law and approved by Jefferson National. Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to: •continue the Contract in his or her own name at the then current Death Benefit Amount;•elect a lump sum payment of the Death Benefit Amount; or•apply the Death Benefit Amount to an Annuity Option, see Beneficially Owned Contracts for additional information.If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor. Death of Contract Owner During the Annuity Period If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Death of Annuitant If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named. Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
JNL-2300-2
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES (see Fee Table and Expenses)
Charges for Early Withdrawals	None
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Valueor other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.18%[2]	4.91%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $371.43	Highest Annual Cost Estimate: $4,295.15
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees[

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None

Transaction Charges [Text Block]
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Valueor other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.18%[2]	4.91%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $371.43	Highest Annual Cost Estimate: $4,295.15
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees[

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.24%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.24%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Separate Account value.
Investment Options (of Other Amount) Minimum [Percent]	0.18%
Investment Options (of Other Amount) Maximum [Percent]	4.91%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.15%
Lowest Annual Cost [Dollars]	$ 371.43
Highest Annual Cost [Dollars]	$ 4,295.15
Risks [Table Text Block]
RISKS
Risk of Loss	Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this Contract is subject to the risk of poor investment performance of the
Investment Options chosen by the Owner.
• Each investment Option has its own unique risks.
• Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-
free phone number indicated in Contacting Us (see Principal Risks).

Investment Restrictions [Text Block]	• We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios).• Certain Investment Portfolios have early cut-off times (see Appendix A: More Information About the Investment Portfolios).• Not all Investment Portfolios may be available under your Contract (see Appendix A: More Information About the Investment Portfolios).• Transfers between Investment Portfolios are subject to policies designed to deter short-term and excessively frequent transfers. Jefferson National may restrict the form in which transfer requests will be accepted (see Excessive Trading Limits).
Optional Benefit Restrictions [Text Block]	• We reserve the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new Contracts and will not impact any Contracts already in force.• If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit or other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.• If the Contract is purchased through a tax-qualified plan or IRA, there is no additional Tax Deferral.• Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.See Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the Contract. Compensation can take the form of indirect compensation in that the Company may share the revenue it earns on this Contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this Contract over another investment (see The Monument Advisor® Variable Annuity Contract).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Monument Advisor® Variable Annuity Contract).
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from the Contract, or transfers Contract Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Transfer Fee[1]	$25[2]
The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240[3]
Optional Benefit[4]
Maximum ROP Enhanced Death Benefit Rider Fee (assessed as an annualized percentage of Contract daily net assets)	0.30%[5]
[1]All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).[2]Currently, We do not assess a Transfer Fee.[3]The annual Subscription Fee is assessed via a monthly deduction of $20 per month.[4]Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Deductions).[5]Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: More Information About the Investment Portfolios.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.18%	4.91%
Example The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The Example assumes: •a $100,000 investment in the Contract for the time periods indicated;•a 5% return each year;•the maximum and the minimum annual underlying mutual fund expenses;•election of the ROP Enhanced Death Benefit Rider (0.30%).
	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.91%)	$5,723	$17,044	$28,202	$55,400	*	$17,044	$28,202	$55,400	$5,723	$17,044	$28,202	$55,400
Minimum Annual Underlying Mutual Fund Expenses (0.18%)	$756	$2,366	$4,115	$9,180	*	$2,366	$4,115	$9,180	$756	$2,366	$4,115	$9,180

Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).[2]Currently, We do not assess a Transfer Fee.
Administrative Expense, Maximum [Dollars]	$ 240
Administrative Expense, Footnotes [Text Block]	The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,723
Surrender Expense, 1 Year, Minimum [Dollars]	756
Surrender Expense, 3 Years, Maximum [Dollars]	17,044
Surrender Expense, 3 Years, Minimum [Dollars]	2,366
Surrender Expense, 5 Years, Maximum [Dollars]	28,202
Surrender Expense, 5 Years, Minimum [Dollars]	4,115
Surrender Expense, 10 Years, Maximum [Dollars]	55,400
Surrender Expense, 10 Years, Minimum [Dollars]	9,180
Annuitized Expense, 3 Years, Maximum [Dollars]	17,044
Annuitized Expense, 3 Years, Minimum [Dollars]	2,366
Annuitized Expense, 5 Years, Maximum [Dollars]	28,202
Annuitized Expense, 5 Years, Minimum [Dollars]	4,115
Annuitized Expense, 10 Years, Maximum [Dollars]	55,400
Annuitized Expense, 10 Years, Minimum [Dollars]	9,180
No Surrender Expense, 1 Year, Maximum [Dollars]	5,723
No Surrender Expense, 1 Year, Minimum [Dollars]	756
No Surrender Expense, 3 Years, Maximum [Dollars]	17,044
No Surrender Expense, 3 Years, Minimum [Dollars]	2,366
No Surrender Expense, 5 Years, Maximum [Dollars]	28,202
No Surrender Expense, 5 Years, Minimum [Dollars]	4,115
No Surrender Expense, 10 Years, Maximum [Dollars]	55,400
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,180
Item 5. Principal Risks [Table Text Block]	Principal Risks Owners should be aware of the following risks associated with owning a variable annuity: Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided. Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty. Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings. Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Us potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Our ability to electronically interact with service providers. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. In connection with any such cyber-attack, We and/or Our service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. We will not, however, be responsible for any adverse impact to Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks. Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the Contract. The Standard Benefits table indicates the benefits that are available under the Contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the Contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
ROP Enhanced Death Benefit Rider (see Death Benefit)	Enhanced death benefit	0.30% (daily net assets)	0.15% (daily net assets)
• Owner must be 80 or younger at
application
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and
assignments could eliminate the
death benefit
• Purchase payments are limited to
$3,000,000 for one or more
Contracts with the ROP Enhanced
Death Benefit Rider that use the
Measuring Life

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None

Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: More Information About the Investment Portfolios The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Prospectuses Available [Text Block]	The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Subadvisor: Flexible Plan Investments, Ltd.	1.61%	0.00%	1.61%	-5.06%	3.83%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.94%	0.00%	0.94%	-36.52%	7.42%	11.90%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.87%*	0.00%	0.87%	-41.97%	7.14%	10.62%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.97%*	0.00%	0.97%	-38.32%	4.99%	9.21%
Equity	Alger Small Cap Growth Portfolio: Class I-2 Shares This Sub-Account is not available as an investment option for new Contracts issued on or after May 31, 2007 Investment Advisor: Fred Alger Management, LLC	1.00%	0.00%	1.00%	-38.01%	5.01%	8.58%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.05%	0.00%	1.05%	-15.82%	3.62%	9.06%
Allocation	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2018 Investment Advisor: AllianceBernstein L.P.	1.10%*	0.00%	1.10%	-18.68%	-0.10%	3.07%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: AllianceBernstein L.P.	1.13%*	0.00%	1.13%	-13.79%	-2.55%	2.51%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A) Investment Advisor: AllianceBernstein L.P.	0.59%	0.00%	0.59%	-4.19%	8.09%	11.37%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B This Sub-Account is not available as an investment option for new Contracts issued on or after February 3, 2013 Investment Advisor: AllianceBernstein L.P.	1.15%*	0.00%	1.15%	-39.26%	6.51%	10.56%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.15%*	0.00%	1.15%	-27.17%	7.72%	9.99%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.79%*	0.00%	1.79%	-27.81%	1.16%	3.78%
Equity	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (formerly, Allspring Variable Trust - VT Discovery Fund: Class 2) This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.15%*	0.00%	1.15%	-37.85%	4.40%	9.38%
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	-20.81%	7.86%	10.68%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (formerly, ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	2.23%*	0.00%	2.23%	-28.91%	3.32%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	17.32%	3.38%
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.89%	0.00%	0.89%	-13.17%	4.59%	7.17%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.88%	0.00%	0.88%	-12.88%	2.80%	4.90%
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.86%*	0.00%	0.86%	-11.82%	0.54%	1.74%
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.87%	0.00%	0.87%	-13.25%	3.84%	6.32%
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.87%*	0.00%	0.87%	-12.54%	1.77%	3.36%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.77%	0.00%	0.77%	-13.08%	1.38%	0.67%
Allocation	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.83%*	0.00%	0.83%	-17.27%	4.43%	6.64%
Equity	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.71%	0.00%	0.71%	-12.74%	6.85%	10.63%
Equity	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I Investment Advisor: American Century Investment Management, Inc.	1.10%*	0.00%	1.10%	-24.75%	2.32%	4.95%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.72%*	0.00%	0.72%	-0.26%	7.87%	10.29%
Equity	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I This Sub-Account is not available as an investment option for new Contracts issued on or after April 9, 2015 Investment Advisor: American Century Investment Management, Inc.	0.86%	0.00%	0.86%	-1.19%	6.76%	11.01%
Equity	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.76%*	0.00%	0.76%	-32.38%	11.10%	14.12%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: American Century Investment Management, Inc.	0.73%*	0.00%	0.73%	0.54%	7.85%	10.59%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	-10.16%	-0.11%	0.75%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.80%*	0.00%	0.80%	-9.53%	2.88%	3.64%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	-13.66%	5.06%	7.87%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	-7.37%	3.83%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.00%	0.00%	1.00%	-17.84%	-2.01%	-0.70%
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	-17.57%	3.83%	7.53%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	-24.92%	6.80%	9.92%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	0.00%	1.15%	-29.69%	2.54%	6.58%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.85%	0.00%	0.85%	-30.11%	10.86%	13.38%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.79%	0.00%	0.79%	-16.71%	7.56%	11.28%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.04%	0.00%	1.04%	-21.02%	-1.29%	3.67%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.03%*	0.00%	1.03%	-15.52%	0.35%	3.37%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.90%*	0.00%	0.90%	-13.97%	2.83%	5.69%
Allocation	American Funds Insurance Series® - Managed Risk Growth Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.94%*	0.00%	0.94%	-24.88%	6.31%
Allocation	American Funds Insurance Series® - Managed Risk Growth-Income Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.88%*	0.00%	0.88%	-16.93%	4.06%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Managed Risk International Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	1.10%*	0.00%	1.10%	-15.54%	-2.60%
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.89%*	0.00%	0.89%	-9.16%	2.08%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	-22.25%	2.07%	4.02%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.70%*	0.00%	0.70%	-12.75%	0.51%	1.12%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.72%*	0.00%	0.72%	-11.20%	0.37%	0.70%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	-8.69%	6.84%	11.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.80%*	0.00%	0.80%	-10.96%	2.27%	3.80%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.79%*	0.00%	0.79%	-14.50%	-0.23%	0.92%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.81%*	0.00%	0.81%	-20.16%	8.22%	11.56%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	-8.41%	6.40%	10.14%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: BlackRock Advisors, LLC	1.06%*	0.00%	1.06%	-37.81%	7.40%	11.35%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.92%*	0.00%	0.92%	-4.10%	7.11%	9.85%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock (Singapore) Limited	1.01%*	0.00%	1.01%	-16.07%	3.25%	4.80%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	1.05%*	0.00%	1.05%	-38.25%	7.24%	11.89%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	0.00%	0.60%	-16.65%	5.29%	10.20%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Mellon Investments Corporation	0.26%	0.35%	0.61%	-18.32%	9.14%	12.28%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management Limited	0.68%	0.00%	0.68%	-22.87%	9.33%	11.36%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.89%	0.00%	0.89%	-15.47%	6.13%	7.26%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.93%*	0.00%	0.93%	-11.52%	0.98%	2.10%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.21%*	0.00%	1.21%	-31.86%	14.35%	18.39%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.69%	0.00%	0.69%	-1.84%	8.11%	12.11%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	-14.71%	4.65%	9.39%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: Credit Suisse Asset Management, LLC	1.05%	0.00%	1.05%	16.03%	6.62%	-1.34%
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.08%	0.00%	1.08%	-12.36%	4.04%	8.92%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.30%*	0.35%	0.65%	-13.68%	6.13%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	0.35%	0.56%	-6.33%	-0.06%	0.76%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.35%	0.63%	-10.96%	4.47%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	0.35%	0.75%	-17.64%	0.52%	6.02%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.28%	0.35%	0.63%	-3.46%	1.48%	4.49%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.12%	0.35%	0.47%	-1.16%	0.70%	0.58%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	-4.88%	5.67%	10.71%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	-4.21%	7.48%	11.05%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Eaton Vance Management	1.17%	0.00%	1.17%	-2.68%	1.94%	2.52%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.81%*	0.00%	0.81%	-11.78%	1.59%	3.58%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Global Investment Management Corp.	1.80%	0.00%	1.80%	-30.26%	4.85%	10.53%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.97%*	0.00%	0.97%	-13.75%	2.56%	5.38%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.69%*	0.00%	0.69%	-9.76%	1.77%	2.78%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.85%*	0.00%	0.85%	-14.04%	3.68%	5.53%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.90%*	0.00%	0.90%	-15.25%	4.20%	6.49%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.93%*	0.00%	0.93%	-15.79%	4.79%	7.28%
Allocation	Fidelity Variable Insurance Products - VIP Target Volatility Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.73%*	0.00%	0.73%	-15.65%	2.81%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.60%	0.00%	0.60%	-12.26%	1.69%	2.89%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	-18.19%	6.93%	8.63%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	-26.49%	8.39%	11.15%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.73%	0.00%	0.73%	-18.45%	4.40%	8.66%
Equity	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.73%	0.00%	0.73%	-21.05%	10.00%	12.18%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	62.87%	6.94%	4.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	0.00%	0.76%	-5.24%	7.88%	9.91%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	-0.52%	3.17%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	0.00%	0.77%	-5.17%	8.58%	11.30%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	-38.32%	12.80%	14.81%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	-24.64%	12.14%	14.52%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.97%	0.00%	0.97%	-11.67%	0.86%	2.71%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.07%	0.00%	1.07%	-26.57%	3.03%	6.98%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.65%	0.00%	0.65%	-13.21%	0.38%	1.28%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	-14.97%	5.68%	9.69%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	0.00%	1.02%	-24.68%	2.35%	5.48%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	-27.69%	1.45%	4.85%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.92%	0.00%	0.92%	-11.52%	1.09%	2.20%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	-4.29%	8.32%	10.83%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	-7.35%	8.10%	9.94%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.40%*	0.00%	1.40%	-8.16%	1.48%	3.98%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Templeton Institutional, LLC	1.25%*	0.00%	1.25%	-26.06%	0.24%	2.89%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.71%	0.00%	0.71%	-5.47%	4.30%	5.51%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 Investment Advisor: Franklin Mutual Advisers, LLC	0.94%	0.00%	0.94%	-7.43%	3.15%	6.73%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.90%*	0.00%	0.90%	-10.57%	10.04%	11.86%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.06%*	0.00%	1.06%	-10.75%	-0.07%	1.30%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.76%	0.00%	0.76%	-9.75%	-0.58%	0.06%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.77%*	0.00%	0.77%	-4.95%	-2.32%	-0.78%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.36%*	0.00%	1.36%	-6.61%	1.00%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.97%*	0.00%	0.97%	-19.16%	0.92%	3.23%
Equity	Guggenheim Variable Funds Trust - Series B (Large Cap Value Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Guggenheim Investments	0.78%*	0.00%	0.78%	-1.32%	7.14%	10.53%
Equity	Guggenheim Variable Funds Trust - Series D (World Equity Income Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Guggenheim Investments	0.88%*	0.00%	0.88%	-9.12%	5.64%	7.59%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.87%*	0.00%	0.87%	-16.15%	0.15%	2.48%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.18%*	0.00%	1.18%	-0.85%	1.64%
Equity	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) Investment Advisor: Guggenheim Investments	1.06%*	0.00%	1.06%	-27.78%	5.98%	10.32%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.07%*	0.00%	1.07%	-9.70%	1.30%	3.48%
Equity	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) Investment Advisor: Guggenheim Investments	1.12%*	0.00%	1.12%	-3.74%	5.19%	7.85%
Equity	Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Guggenheim Investments	1.15%*	0.00%	1.15%	-26.61%	3.05%	9.37%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) Investment Advisor: Guggenheim Investments	1.04%*	0.00%	1.04%	-30.69%	9.52%	13.27%
Equity	Invesco - Invesco V.I. American Value Fund: Series II Shares This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2021 Investment Advisor: Invesco Advisers, Inc.	1.14%	0.00%	1.14%	-2.86%	6.32%	8.60%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	-14.52%	1.94%	3.29%
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	1.12%	8.03%	11.02%
Allocation	Invesco - Invesco V.I. Conservative Balanced Fund: Series II This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Invesco Advisers, Inc.	0.92%*	0.00%	0.92%	-17.02%	3.04%	4.99%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	-20.55%	6.19%	8.30%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.61%*	0.00%	0.61%	-14.53%	0.20%	2.12%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is no longer available to receive transfers or new premium payments effective August 19, 2022 Investment Advisor: Invesco Advisers, Inc.	0.86%*	0.00%	0.86%	-14.68%	-0.04%	1.87%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.67%	0.00%	0.67%	-1.68%	6.24%	9.80%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.57%	0.00%	0.57%	-7.51%	5.62%	8.40%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.91%	0.00%	0.91%	-18.31%	1.51%	4.41%
Equity	Invesco - Invesco V.I. Global Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.06%	0.00%	1.06%	-31.94%	2.59%	7.59%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	-24.93%	-0.91%	2.48%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.16%*	0.00%	1.16%	-11.71%	-1.53%	0.38%
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	-10.29%	-0.12%	0.43%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	-5.75%	6.04%	10.15%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.96%	0.00%	0.96%	-13.32%	8.30%	10.24%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Canada Ltd.	0.88%	0.00%	0.88%	-9.55%	1.36%	2.92%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.05%*	0.00%	1.05%	-20.31%	6.89%	10.49%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.18%	0.00%	1.18%	-14.45%	4.82%	7.72%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	-24.50%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.95%*	0.00%	0.95%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.95%*	0.00%	0.95%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	-21.15%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	-10.90%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.95%*	0.00%	0.95%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.95%*	0.00%	0.95%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	-9.74%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	-39.95%	6.31%	10.46%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	-27.16%	-0.01%	3.99%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.87%*	0.00%	0.87%	-14.74%	4.31%	4.45%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	1.06%*	0.00%	1.06%	-16.06%	5.58%	7.06%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.80%	0.00%	0.80%	-15.79%	0.39%	1.22%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.23%	0.00%	1.23%	50.47%	-1.66%	-0.39%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.00%	0.00%	1.00%	-27.20%	11.54%	13.97%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.92%	0.00%	0.92%	-10.97%	1.73%	3.58%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.81%*	0.00%	0.81%	-4.30%	0.82%	0.87%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	-30.80%	10.59%	11.39%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.25%	0.00%	1.25%	17.77%	1.99%	0.23%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.17%	0.00%	1.17%	-32.13%	8.43%	12.13%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.01%	0.00%	1.01%	-4.97%	8.30%	10.39%
Equity	Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.04%*	0.00%	1.04%	-11.29%	3.09%	7.21%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	-16.40%	6.69%	8.43%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	-15.94%	9.62%	13.39%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	-13.90%	0.25%	1.10%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.55%	0.00%	0.55%	-33.55%	9.75%	13.00%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.64%	0.00%	0.64%	-19.41%	6.55%	9.15%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%*	0.00%	0.87%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Janus Henderson Investors US LLC	0.97%	0.00%	0.97%	-37.12%	10.28%	15.34%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.67%	0.00%	0.67%	-5.56%	4.75%	8.52%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.89%	0.00%	0.89%	-8.60%	5.46%	3.97%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.56%	0.00%	0.56%	-29.89%	8.17%	11.44%
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Dimensional Fund Advisors LP	0.98%*	0.10%	1.08%	-11.63%	-0.44%	1.29%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%	0.00%	1.38%	-15.12%	-3.19%	-0.12%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.05%*	0.00%	1.05%	-17.38%	0.52%	4.55%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.11%*	0.00%	1.11%	-15.01%	0.28%	3.41%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.15%*	0.00%	1.15%	-15.52%	4.04%	8.94%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.82%	0.00%	0.82%	-26.41%	1.89%	8.49%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.74%	0.00%	0.74%	-8.10%	9.45%	11.42%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.76%	0.00%	0.76%	-32.24%	7.38%	12.77%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	-29.01%	8.28%	10.95%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.79%	0.00%	0.79%	-13.72%	0.61%	2.51%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.89%	0.00%	0.89%	-12.81%	1.01%	3.65%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	-13.54%	8.60%	11.21%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.94%	0.00%	0.94%	-9.43%	6.19%	9.80%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.81%	0.00%	0.81%	-12.89%	8.93%	9.77%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.99%*	0.00%	0.99%	-31.80%	9.30%	12.77%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	-29.99%	7.53%	9.71%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	0.00%	0.94%	-6.14%	7.08%	10.77%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	-15.18%	4.24%	6.03%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	-37.82%	3.83%	8.87%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.82%	0.00%	0.82%	-2.30%	2.67%	2.77%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: AQR Capital Management, LLC	0.78%	0.00%	0.78%	-8.44%	9.75%	12.24%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Insight North America LLC	0.48%*	0.00%	0.48%	-13.44%	0.53%	1.38%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.74%	0.00%	0.74%	-1.02%	9.27%	11.28%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%	0.00%	0.23%	-13.23%	-0.22%	0.82%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Atlanta Capital Management Company, LLC	0.86%*	0.00%	0.86%	-22.92%	5.64%	10.15%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Columbia Management Investment Advisers, LLC	0.84%	0.00%	0.84%	-5.86%	0.76%	3.17%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.60%*	0.00%	0.60%	-12.84%	-0.48%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.34%*	0.00%	1.34%	-24.92%	-4.54%	-0.47%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.33%	0.00%	0.33%	1.40%	1.01%	0.55%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.98%*	0.00%	0.98%	-14.12%	1.24%	4.51%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.31%	0.00%	0.31%	-14.14%	1.55%	4.51%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	-17.50%	3.12%	6.16%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	-16.49%	2.57%	5.40%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.22%*	0.00%	0.22%	-13.31%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.24%*	0.00%	0.24%	-15.96%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.43%*	0.00%	0.43%	-15.64%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.81%*	0.00%	0.81%	-12.49%	15.13%	15.27%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%	0.00%	0.26%	-13.27%	6.43%	10.52%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	0.93%*	0.00%	0.93%	-2.59%	5.21%	10.35%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners LTD	1.23%*	0.00%	1.23%	-38.08%	0.37%	4.00%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.18%	0.00%	0.18%	-18.20%	9.27%	12.39%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.28%	0.00%	0.28%	-20.46%	3.99%	8.91%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (formerly, Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares) Investment Advisor: Neuberger Berman Investment Advisers LLC	1.03%*	0.00%	1.03%	-9.75%	2.91%	8.39%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (formerly, Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares) Investment Advisor: Neuberger Berman Investment Advisers LLC	0.97%*	0.00%	0.97%	-28.73%	6.97%	10.22%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (formerly, Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares) Investment Advisor: Neuberger Berman Investment Advisers LLC	0.85%*	0.00%	0.85%	-5.19%	0.69%	0.70%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective June 12, 2020 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.93%*	0.00%	0.93%	-18.45%	7.40%	10.89%
Alternative	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (formerly, Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares) This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.06%*	0.00%	1.06%	-11.28%	4.01%
Fixed Income	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 Investment Advisor: BTS Asset Management, Inc.	1.63%	0.00%	1.63%	-13.12%	-3.43%
Equity	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Donoghue Forlines LLC	2.02%*	0.00%	2.02%	-10.35%	-0.64%	2.89%
Allocation	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 Investment Advisor: Donoghue Forlines LLC	1.66%	0.00%	1.66%	-22.56%	0.82%	6.81%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.10%	0.39%	-15.74%	5.12%	8.22%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	-15.88%	4.86%	7.90%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	-10.99%	3.18%	4.60%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	-11.15%	2.92%	4.29%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.33%	0.10%	0.43%	-8.60%	2.71%	3.19%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.58%	0.00%	0.58%	-8.85%	2.46%	2.93%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	-14.55%	4.57%	7.06%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	-14.70%	4.33%	6.80%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.51%	0.10%	0.61%	-11.75%	1.97%	3.36%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.76%	0.00%	0.76%	-11.85%	1.76%	3.13%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.49%	0.10%	0.59%	-13.45%	2.02%	4.03%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.74%	0.00%	0.74%	-13.73%	1.77%	3.77%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.50%	0.10%	0.60%	-13.22%	2.16%	3.97%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	-13.35%	1.92%	3.72%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	-12.66%	4.03%	5.81%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	-12.90%	3.77%	5.54%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	1.54%*	0.00%	1.54%	-11.84%	3.22%	3.25%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	1.39%*	0.00%	1.39%	-11.66%	3.37%	3.41%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	1.29%*	0.00%	1.29%	8.61%	7.03%	-1.56%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	-6.35%	1.06%	1.51%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.04%	0.00%	1.04%	-15.71%	-0.85%	0.97%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.96%	0.00%	0.96%	-11.00%	-0.92%	-0.31%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	-11.54%	0.53%	0.35%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class Investment Advisor: PIMCO	1.20%*	0.00%	1.20%	-18.36%	3.52%	3.12%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.76%	0.00%	0.76%	-10.28%	1.89%	3.53%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	0.82%	0.00%	0.82%	-7.78%	1.77%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	-10.15%	0.32%	2.22%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.99%	0.00%	0.99%	-18.98%	-3.13%	-1.61%
Fixed Income	PIMCO Variable Insurance Trust - Long- Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	1.14%	0.00%	1.14%	-28.87%	-2.54%	0.27%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	-5.74%	0.08%	0.42%
Allocation	PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: PIMCO	1.05%*	0.00%	1.05%	-16.56%	0.90%	3.91%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	-11.90%	1.96%	0.90%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.61%	0.00%	0.61%	-0.15%	1.27%	1.35%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	-14.30%	-0.18%	0.92%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	0.80%	0.00%	0.80%	-14.46%	0.04%	1.43%
Equity	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.03%	0.00%	1.03%	-7.94%	5.62%	10.17%
Equity	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.01%	0.00%	1.01%	-19.68%	10.35%	12.32%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.19%*	0.00%	1.19%	-11.44%	0.89%	3.11%
Equity	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.03%	0.00%	1.03%	-5.89%	5.04%	9.12%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.04%*	0.00%	1.04%	-12.84%	0.45%	1.71%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-7.97%	0.60%	2.87%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-24.42%	-3.01%	1.64%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-19.88%	0.40%	8.08%
Miscellaneous	ProFunds - ProFund VP Bear Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.11%	-12.04%	-13.86%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	-7.71%	6.00%	12.08%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-19.74%	7.31%	10.37%
Equity	ProFunds - ProFund VP Communication Services (formerly, ProFunds - ProFund VP Telecommunications) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-21.22%	-1.28%	2.48%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Consumer Discretionary (formerly, ProFunds - ProFund VP Consumer Services) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-31.53%	3.97%	9.45%
Equity	ProFunds - ProFund VP Consumer Staples (formerly, ProFunds - ProFund VP Consumer Goods) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-24.70%	4.95%	8.38%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-16.19%	-1.73%	0.13%
Equity	ProFunds - ProFund VP Energy (formerly, ProFunds - ProFund VP Oil & Gas) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	59.43%	6.57%	3.42%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-7.76%	1.07%	3.03%
Fixed Income	ProFunds - ProFund VP Falling U.S. Dollar Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-8.76%	-4.25%	-4.47%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-15.14%	4.82%	9.74%
Money Market	ProFunds - ProFund VP Government Money Market This Sub-Account is no longer available to receive transfers or new purchase payments effective July 3, 2019 Investment Advisor: ProFund Advisors LLC	1.35%*	0.00%	1.35%	1.02%	0.45%	0.24%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.02%	10.26%	13.12%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-15.60%	5.48%	10.22%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	-16.45%	-0.85%	2.05%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-46.13%	1.17%	10.88%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-9.92%	2.84%	8.28%
Equity	ProFunds - ProFund VP Large-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-30.64%	8.33%	11.63%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Large-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.82%	5.83%	9.04%
Equity	ProFunds - ProFund VP Materials (formerly, ProFunds - ProFund VP Basic Materials) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-9.14%	5.21%	6.89%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-20.34%	4.26%	8.59%
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-8.45%	5.31%	9.06%
Allocation	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-14.92%	4.39%	8.38%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-33.91%	10.00%	14.07%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.13%	4.67%	8.15%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-11.02%	4.90%	-4.05%
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-26.56%	2.43%	4.92%
Miscellaneous	ProFunds - ProFund VP Rising Rates Opportunity Investment Advisor: ProFund Advisors LLC	1.66%	0.00%	1.66%	58.47%	-0.03%	-3.97%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-37.50%	12.57%	18.49%
Miscellaneous	ProFunds - ProFund VP Short Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	6.69%	-6.56%	-7.37%
Miscellaneous	ProFunds - ProFund VP Short International Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	12.45%	-5.06%	-7.67%
Miscellaneous	ProFunds - ProFund VP Short Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	9.37%	-11.83%	-13.84%
Miscellaneous	ProFunds - ProFund VP Short NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	35.06%	-16.57%	-18.18%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Miscellaneous	ProFunds - ProFund VP Short Small- Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.81%	-10.72%	-13.44%
Equity	ProFunds - ProFund VP Small-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-22.41%	4.29%	9.30%
Equity	ProFunds - ProFund VP Small-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-12.41%	3.65%	8.49%
Equity	ProFunds - ProFund VP Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-21.85%	2.14%	7.03%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	-35.72%	12.25%	15.15%
Fixed Income	ProFunds - ProFund VP U.S. Government Plus Investment Advisor: ProFund Advisors LLC	1.38%*	0.00%	1.38%	-41.70%	-6.07%	-1.84%
Equity	ProFunds - ProFund VP UltraBull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-39.12%	9.32%	18.04%
Equity	ProFunds - ProFund VP UltraMid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-32.17%	2.53%	13.66%
Equity	ProFunds - ProFund VP UltraNASDAQ- 100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-60.93%	12.50%	24.72%
Miscellaneous	ProFunds - ProFund VP UltraShort NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	56.04%	-35.50%	-35.78%
Allocation	ProFunds - ProFund VP UltraSmall-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-43.68%	-2.75%	10.04%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-0.25%	7.27%	9.21%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	1.07%*	0.00%	1.07%	-2.35%	-0.17%	1.70%
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.99%	0.00%	0.99%	-11.60%	1.39%	3.22%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	0.86%	0.00%	0.86%	-13.81%	-0.51%	1.16%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.15%	0.00%	1.15%	-6.81%	1.97%	4.19%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.82%	0.00%	0.82%	-3.13%	9.26%	11.76%
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.75%*	0.00%	0.75%	-10.07%	-0.91%	0.07%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.91%	0.00%	0.91%	-22.91%	10.48%	13.48%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.08%*	0.00%	1.08%	-22.43%	6.30%	5.73%
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.08%*	0.00%	1.08%	-9.20%	3.39%	6.33%
Allocation	Russell Investment Funds - Balanced Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.92%*	0.00%	0.92%	-16.35%	2.01%	4.48%
Allocation	Russell Investment Funds - Equity Growth Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.00%*	0.00%	1.00%	-17.68%	3.00%	6.05%
Equity	Russell Investment Funds - Global Real Estate Securities Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.91%	0.00%	0.91%	-26.77%	0.27%	3.36%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Russell Investment Funds - International Developed Markets Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.02%*	0.00%	1.02%	-13.04%	0.96%	4.47%
Allocation	Russell Investment Funds - Moderate Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.84%*	0.00%	0.84%	-15.65%	0.77%	3.08%
Fixed Income	Russell Investment Funds - Strategic Bond Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.67%	0.00%	0.67%	-14.28%	-0.23%	0.94%
Equity	Russell Investment Funds - U.S. Small Cap Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.12%*	0.00%	1.12%	-15.96%	5.24%	8.85%
Equity	Russell Investment Funds - U.S. Strategic Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.96%	0.00%	0.96%	-20.86%	6.79%	10.79%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-17.02%	1.02%	6.71%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-9.65%	5.92%	5.71%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-13.31%	3.79%	10.76%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.71%*	0.00%	1.71%	22.88%	5.33%	-4.49%
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-0.91%	4.86%	8.62%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Miscellaneous	Rydex Variable Trust - Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.84%*	0.00%	1.84%	-20.49%	7.54%	18.43%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-32.70%	15.07%	18.82%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	48.29%	3.17%	0.09%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	42.56%	-10.63%	-10.18%
Equity	Rydex Variable Trust - Europe 1.25x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	-13.07%	1.48%	2.78%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-18.11%	4.45%	8.66%
Alternative	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	11.28%	2.54%	1.75%
Miscellaneous	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund Investment Advisor: Guggenheim Investments	1.39%*	0.00%	1.39%	-40.82%	-5.90%	-1.71%
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund Investment Advisor: Guggenheim Investments	1.78%	0.00%	1.78%	-14.39%	0.43%	3.74%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-12.00%	9.02%	12.18%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	-11.48%	0.22%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-44.84%	0.46%	9.11%
Miscellaneous	Rydex Variable Trust - Inverse Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	5.06%	-24.90%	-27.27%
Miscellaneous	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund Investment Advisor: Guggenheim Investments	4.45%*	0.00%	4.45%	46.20%	0.95%	-2.30%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Miscellaneous	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	9.07%	-11.08%	-13.08%
Miscellaneous	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	34.84%	-15.29%	-17.30%
Miscellaneous	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund Investment Advisor: Guggenheim Investments	1.83%*	0.00%	1.83%	17.36%	-10.20%	-12.80%
Miscellaneous	Rydex Variable Trust - Inverse S&P 500 Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	16.59%	-11.95%	-13.62%
Miscellaneous	Rydex Variable Trust - Japan 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.70%*	0.00%	1.70%	-42.99%	-5.92%	5.95%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-27.56%	-0.20%	7.18%
Allocation	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	-23.20%	-0.65%	9.34%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund Investment Advisor: Guggenheim Investments	1.67%*	0.00%	1.67%	-3.40%	2.25%	2.25%
Miscellaneous	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.82%*	0.00%	1.82%	-61.04%	12.83%	25.36%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	-34.14%	10.00%	14.37%
Equity	Rydex Variable Trust - Nova Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	-30.26%	9.13%	15.27%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	-11.08%	6.60%	-2.75%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-27.40%	1.12%	4.29%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-26.52%	7.28%	8.88%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	-33.46%	0.69%	9.31%
Miscellaneous	Rydex Variable Trust - Russell 2000® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	-43.01%	-1.82%	10.44%
Equity	Rydex Variable Trust - S&P 500 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-39.77%	9.13%	18.65%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-28.35%	6.82%	11.04%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-2.55%	4.27%	9.37%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-22.62%	2.17%	6.15%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-5.22%	5.80%	9.46%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-29.90%	-0.20%	6.74%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-8.24%	3.47%	6.90%
Miscellaneous	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.93%*	0.00%	1.93%	15.67%	5.26%	4.41%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-36.25%	9.56%	13.38%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-25.85%	-1.05%	2.86%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-35.03%	1.76%	9.34%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Money Market	Rydex Variable Trust - U.S. Government Money Market Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective January 3, 2012 Investment Advisor: Guggenheim Investments	0.91%*	0.00%	0.91%	0.73%	0.45%	0.23%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	1.04%	6.28%	8.52%
Miscellaneous	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	-18.45%	-8.34%	-7.78%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	-38.66%	4.89%	11.40%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%*	0.00%	0.99%	-3.59%	6.77%	9.41%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	0.00%	1.19%	-12.69%	10.56%	15.35%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%*	0.00%	1.09%	-22.75%	6.94%	11.68%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	-4.93%	0.83%	0.64%
Alternative	The Merger Fund VL - The Merger Fund VL: Class I (formerly, The Merger Fund VL - The Merger Fund VL) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC	1.57%*	0.00%	1.57%	0.88%	4.48%	3.16%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	16.11%	4.38%	5.98%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I Investment Advisor: Redwood Investment Management, LLC	1.49%*	0.00%	1.49%	-7.15%	2.50%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: Redwood Investment Management, LLC	1.99%*	0.00%	1.99%	-7.60%	2.01%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	-6.93%	0.56%	-0.09%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This Portfolio is only available in policies issued before May 1, 2023 Investment Advisor: Van Eck Associates Corporation	1.18%	0.00%	1.18%	-24.36%	-4.83%	1.25%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	-13.36%	3.85%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.09%	0.00%	1.09%	8.39%	4.26%	0.35%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.21%	0.35%	0.56%	-14.30%	5.96%	8.41%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.35%	0.69%	-15.48%	8.57%	13.75%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	-14.90%	2.52%	4.52%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.29%	0.35%	0.64%	-11.49%	8.08%	10.08%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.30%	0.35%	0.65%	-0.66%	8.51%	11.58%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.14%	0.35%	0.49%	-18.23%	9.27%	12.40%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.35%	0.48%	-13.13%	-0.12%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.34%	0.35%	0.69%	-33.37%	8.55%	12.49%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.25%	0.35%	0.60%	-9.36%	2.24%	3.62%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.41%	0.35%	0.76%	-30.12%	4.45%	7.58%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.17%	0.35%	0.52%	-18.82%	7.18%	10.95%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.12%	0.35%	0.47%	-15.93%	3.65%	6.14%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.26%	0.35%	0.61%	-26.30%	3.69%	6.36%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	-5.72%	1.10%	1.44%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)	0.29%	0.00%	0.29%	-25.35%	4.53%	10.06%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	-13.21%	-0.10%	0.92%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.11%	0.35%	0.46%	-16.01%	1.01%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	-19.59%	8.55%	11.92%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co.	1.10%*	0.00%	1.10%	-26.09%	4.88%	6.92%
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Virtus Fixed Income Advisers, LLC	0.92%	0.00%	0.92%	-9.52%	0.93%	2.31%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Sustainable Growth Advisers, LP	1.14%*	0.00%	1.14%	-18.61%	1.49%	1.31%

JNL-2300-2 | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided.
JNL-2300-2 | InvestmentadvisoryfeesMember
Prospectus:
Principal Risk [Text Block]	Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
JNL-2300-2 | ActivetradingMember
Prospectus:
Principal Risk [Text Block]	Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
JNL-2300-2 | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations.
JNL-2300-2 | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.
JNL-2300-2 | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Us potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Our ability to electronically interact with service providers. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. In connection with any such cyber-attack, We and/or Our service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. We will not, however, be responsible for any adverse impact to Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
JNL-2300-2 | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
JNL-2300-2 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
JNL-2300-2 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
JNL-2300-2 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this Contract is subject to the risk of poor investment performance of the Investment Options chosen by the Owner.• Each investment Option has its own unique risks.• Review the prospectuses and disclosures for the Investment Options before making an investment decision.See Principal Risks.
JNL-2300-2 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-free phone number indicated in Contacting Us (see Principal Risks).
JNL-2300-2 | AdvisorsPreferredTrustGoldBullionStrategyPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Portfolio Company Adviser [Text Block]	Advisors Preferred, LLC
Portfolio Company Subadviser [Text Block]	Flexible Plan Investments, Ltd.
Current Expenses [Percent]	1.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.61%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	3.83%
JNL-2300-2 | AlgerCapitalAppreciationPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Alger Capital Appreciation Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	36.52%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	11.90%
JNL-2300-2 | AlgerLargeCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Alger Large Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	41.97%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.62%
JNL-2300-2 | AlgerMidCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	38.32%
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	9.21%
JNL-2300-2 | AlgerSmallCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Alger Small Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	38.01%
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	8.58%
JNL-2300-2 | AllianceBernsteinVariableProductsSeriesFundIncABVPSDiscoveryValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.82%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	9.06%
JNL-2300-2 | AllianceBernsteinVariableProductsSeriesFundIncABVPSDynamicAssetAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.68%
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	3.07%
JNL-2300-2 | AllianceBernsteinVariableProductsSeriesFundIncABVPSInternationalValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	2.55%
Average Annual Total Returns, 10 Years [Percent]	2.51%
JNL-2300-2 | AllianceBernsteinVariableProductsSeriesFundIncABVPSRelativeValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	4.19%
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.37%
JNL-2300-2 | AllianceBernsteinVariableProductsSeriesFundIncABVPSSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	39.26%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	10.56%
JNL-2300-2 | AllianceBernsteinVariableProductsSeriesFundIncABVPSSustainableGlobalThematicGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	27.17%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	9.99%
JNL-2300-2 | AllianceBernsteinVariableProductsSeriesFundIncABVPSSustainableInternationalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	27.81%
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	3.78%
JNL-2300-2 | AllspringVariableTrustVTDiscoverySMIDCapGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	37.85%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	9.38%
JNL-2300-2 | AllspringVariableTrustVTOpportunityFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Opportunity Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	10.68%
JNL-2300-2 | ALPSVariableInvestmentTrustALPSGlobalOpportunityPortfolioClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.23%
Average Annual Total Returns, 1 Year [Percent]	28.91%
Average Annual Total Returns, 5 Years [Percent]	3.32%
JNL-2300-2 | ALPSVariableInvestmentTrustALPSAlerianEnergyInfrastructurePortfolioClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	3.38%
JNL-2300-2 | ALPSVariableInvestmentTrustMorningstarAggressiveGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.17%
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	7.17%
JNL-2300-2 | ALPSVariableInvestmentTrustMorningstarBalancedETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	4.90%
JNL-2300-2 | ALPSVariableInvestmentTrustMorningstarConservativeETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	0.54%
Average Annual Total Returns, 10 Years [Percent]	1.74%
JNL-2300-2 | ALPSVariableInvestmentTrustMorningstarGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.25%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.32%
JNL-2300-2 | ALPSVariableInvestmentTrustMorningstarIncomeGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.54%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.36%
JNL-2300-2 | AmericanCenturyVariablePortfoliosIIIncAmericanCenturyVPInflationProtectionFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
JNL-2300-2 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPBalancedFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.27%
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	6.64%
JNL-2300-2 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPDisciplinedCoreValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	12.74%
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	10.63%
JNL-2300-2 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPInternationalFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	24.75%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.95%
JNL-2300-2 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPLargeCompanyValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	0.26%
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	10.29%
JNL-2300-2 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPMidCapValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	1.19%
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	11.01%
JNL-2300-2 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPUltraFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	32.38%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	14.12%
JNL-2300-2 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	0.54%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	10.59%
JNL-2300-2 | AmericanFundsInsuranceSeriesAmericanFundsMortgageFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.16%
Average Annual Total Returns, 5 Years [Percent]	0.11%
Average Annual Total Returns, 10 Years [Percent]	0.75%
JNL-2300-2 | AmericanFundsInsuranceSeriesAmericanHighIncomeTrustClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American High-Income Trust: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.53%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	3.64%
JNL-2300-2 | AmericanFundsInsuranceSeriesAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	13.66%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
JNL-2300-2 | AmericanFundsInsuranceSeriesCapitalIncomeBuilderClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital Income Builder®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	3.83%
JNL-2300-2 | AmericanFundsInsuranceSeriesCapitalWorldBondFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Bond Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.84%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	0.70%
JNL-2300-2 | AmericanFundsInsuranceSeriesCapitalWorldGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	7.53%
JNL-2300-2 | AmericanFundsInsuranceSeriesGlobalGrowthFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	24.92%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
JNL-2300-2 | AmericanFundsInsuranceSeriesGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	29.69%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
JNL-2300-2 | AmericanFundsInsuranceSeriesGrowthFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
JNL-2300-2 | AmericanFundsInsuranceSeriesGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	16.71%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
JNL-2300-2 | AmericanFundsInsuranceSeriesInternationalFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	21.02%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	3.67%
JNL-2300-2 | AmericanFundsInsuranceSeriesInternationalGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	3.37%
JNL-2300-2 | AmericanFundsInsuranceSeriesManagedRiskAssetAllocationFundClassP2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	5.69%
JNL-2300-2 | AmericanFundsInsuranceSeriesManagedRiskGrowthFundClassP2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Growth Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	24.88%
Average Annual Total Returns, 5 Years [Percent]	6.31%
JNL-2300-2 | AmericanFundsInsuranceSeriesManagedRiskGrowthIncomeFundClassP2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Growth-Income Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	4.06%
JNL-2300-2 | AmericanFundsInsuranceSeriesManagedRiskInternationalFundClassP2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk International Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	2.60%
JNL-2300-2 | AmericanFundsInsuranceSeriesManagedRiskWashingtonMutualInvestorsFundClassP2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	2.08%
JNL-2300-2 | AmericanFundsInsuranceSeriesNewWorldFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	22.25%
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
JNL-2300-2 | AmericanFundsInsuranceSeriesTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - The Bond Fund of America: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.12%
JNL-2300-2 | AmericanFundsInsuranceSeriesUSGovernmentSecuritiesFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	11.20%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	0.70%
JNL-2300-2 | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
JNL-2300-2 | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	10.96%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	3.80%
JNL-2300-2 | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	0.92%
JNL-2300-2 | BlackRockVariableSeriesFundsIncBlackRockAdvantageLargeCapCoreVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	8.22%
Average Annual Total Returns, 10 Years [Percent]	11.56%
JNL-2300-2 | BlackRockVariableSeriesFundsIncBlackRockAdvantageLargeCapValueVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.41%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	10.14%
JNL-2300-2 | BlackRockVariableSeriesFundsIncBlackRockCapitalAppreciationVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	37.81%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	11.35%
JNL-2300-2 | BlackRockVariableSeriesFundsIncBlackRockEquityDividendVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	9.85%
JNL-2300-2 | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.80%
JNL-2300-2 | BlackRockVariableSeriesFundsIncBlackRockLargeCapFocusGrowthVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	38.25%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	11.89%
JNL-2300-2 | BNYMellonInvestmentPortfoliosSmallCapStockIndexPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	16.65%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	10.20%
JNL-2300-2 | BNYMellonStockIndexFundIncInitialSharesMember
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	18.32%
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	12.28%
JNL-2300-2 | BNYMellonSustainableUSEquityPortfolioIncInitialSharesMember
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	22.87%
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	11.36%
JNL-2300-2 | CalvertVariableSeriesIncCalvertVPSRIBalancedPortfolioClassFMember
Prospectus:
Portfolio Company Name [Text Block]	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	7.26%
JNL-2300-2 | ColumbiaFundsVariableInsuranceTrustColumbiaVariablePortfolioStrategicIncomeFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	2.10%
JNL-2300-2 | ColumbiaFundsVariableInsuranceTrustIIColumbiaVariablePortfolioSeligmanGlobalTechnologyClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	31.86%
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	18.39%
JNL-2300-2 | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioSelectLargeCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	1.84%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	12.11%
JNL-2300-2 | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioSelectSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.71%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	9.39%
JNL-2300-2 | CreditSuisseTrustCommodityReturnStrategyPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1
Portfolio Company Adviser [Text Block]	Credit Suisse Asset Management, LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.03%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	1.34%
JNL-2300-2 | DelawareVIPTrustDelawareVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.36%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.92%
JNL-2300-2 | DFAInvestmentDimensionsGroupIncVAEquityAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.68%
Average Annual Total Returns, 5 Years [Percent]	6.13%
JNL-2300-2 | DFAInvestmentDimensionsGroupIncVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	0.76%
JNL-2300-2 | DFAInvestmentDimensionsGroupIncVAGlobalModerateAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.96%
Average Annual Total Returns, 5 Years [Percent]	4.47%
JNL-2300-2 | DFAInvestmentDimensionsGroupIncVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	6.02%
JNL-2300-2 | DFAInvestmentDimensionsGroupIncVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	3.46%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
JNL-2300-2 | DFAInvestmentDimensionsGroupIncVAShortTermFixedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	1.16%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	0.58%
JNL-2300-2 | DFAInvestmentDimensionsGroupIncVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	4.88%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	10.71%
JNL-2300-2 | DFAInvestmentDimensionsGroupIncVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	4.21%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	11.05%
JNL-2300-2 | EatonVanceVariableTrustEatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	2.68%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	2.52%
JNL-2300-2 | FederatedHermesInsuranceSeriesFederatedHermesHighIncomeBondFundIIPrimarySharesMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	3.58%
JNL-2300-2 | FederatedHermesInsuranceSeriesFederatedHermesKaufmannFundIIServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp.
Current Expenses [Percent]	1.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.80%
Average Annual Total Returns, 1 Year [Percent]	30.26%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	10.53%
JNL-2300-2 | FederatedHermesInsuranceSeriesFederatedHermesManagedVolatilityFundIIPrimarySharesMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	5.38%
JNL-2300-2 | FidelityVariableInsuranceProductsVIPFundsManager20PortfolioServiceClass2Member
Prospectus:
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	2.78%
JNL-2300-2 | FidelityVariableInsuranceProductsVIPFundsManager50PortfolioServiceClass2Member
Prospectus:
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.04%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	5.53%
JNL-2300-2 | FidelityVariableInsuranceProductsVIPFundsManager60PortfolioServiceClass2Member
Prospectus:
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	6.49%
JNL-2300-2 | FidelityVariableInsuranceProductsVIPFundsManager70PortfolioServiceClass2Member
Prospectus:
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.28%
JNL-2300-2 | FidelityVariableInsuranceProductsVIPTargetVolatilityPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - VIP Target Volatility Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	15.65%
Average Annual Total Returns, 5 Years [Percent]	2.81%
JNL-2300-2 | FidelityVariableInsuranceProductsFundFidelityVIPFreedomIncomeFundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.26%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.89%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	18.19%
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	8.63%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	26.49%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPDisciplinedSmallCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	18.45%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	8.66%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPDynamicCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	21.05%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	12.18%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPEnergyPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	62.87%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	4.54%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPEquityIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.24%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	9.91%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPFloatingRateHighIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	0.52%
Average Annual Total Returns, 5 Years [Percent]	3.17%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPGrowthIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	5.17%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	11.30%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	38.32%
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	14.81%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	24.64%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	14.52%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPHighIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	2.71%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPInternationalCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	26.57%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	6.98%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.97%
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPOverseasPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	24.68%
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	5.48%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPRealEstatePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	27.69%
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	4.85%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPStrategicIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.20%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPValuePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.29%
Average Annual Total Returns, 5 Years [Percent]	8.32%
Average Annual Total Returns, 10 Years [Percent]	10.83%
JNL-2300-2 | FidelityVariableInsuranceProductsFundVIPValueStrategiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	7.35%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	9.94%
JNL-2300-2 | FirstEagleVariableFundsOverseasVariableFundMember
Prospectus:
Portfolio Company Name [Text Block]	First Eagle Variable Funds - Overseas Variable Fund
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	3.98%
JNL-2300-2 | FranklinTempletonVariableInsuranceProductsTrustFranklinGlobalRealEstateVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Templeton Institutional, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	26.06%
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	2.89%
JNL-2300-2 | FranklinTempletonVariableInsuranceProductsTrustFranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	5.47%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
JNL-2300-2 | FranklinTempletonVariableInsuranceProductsTrustFranklinMutualSharesVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	6.73%
JNL-2300-2 | FranklinTempletonVariableInsuranceProductsTrustFranklinRisingDividendsVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.57%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.86%
JNL-2300-2 | FranklinTempletonVariableInsuranceProductsTrustFranklinStrategicIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	1.30%
JNL-2300-2 | FranklinTempletonVariableInsuranceProductsTrustFranklinUSGovernmentSecuritiesVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	0.06%
JNL-2300-2 | FranklinTempletonVariableInsuranceProductsTrustTempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	0.78%
JNL-2300-2 | GoldmanSachsVariableInsuranceTrustGoldmanSachsMultiStrategyAlternativesPortfolioAdvisorSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	6.61%
Average Annual Total Returns, 5 Years [Percent]	1.00%
JNL-2300-2 | GoldmanSachsVariableInsuranceTrustGoldmanSachsTrendDrivenAllocationFundServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	19.16%
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	3.23%
JNL-2300-2 | GuggenheimVariableFundsTrustSeriesBLargeCapValueSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series B (Large Cap Value Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	1.32%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.53%
JNL-2300-2 | GuggenheimVariableFundsTrustSeriesDWorldEquityIncomeSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.12%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	7.59%
JNL-2300-2 | GuggenheimVariableFundsTrustSeriesETotalReturnBondSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	16.15%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.48%
JNL-2300-2 | GuggenheimVariableFundsTrustSeriesFFloatingRateStrategiesSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	0.85%
Average Annual Total Returns, 5 Years [Percent]	1.64%
JNL-2300-2 | GuggenheimVariableFundsTrustSeriesJStylePlusMidGrowthSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	27.78%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	10.32%
JNL-2300-2 | GuggenheimVariableFundsTrustSeriesPHighYieldSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series P (High Yield Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	9.70%
Average Annual Total Returns, 5 Years [Percent]	1.30%
Average Annual Total Returns, 10 Years [Percent]	3.48%
JNL-2300-2 | GuggenheimVariableFundsTrustSeriesQSmallCapValueSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	3.74%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	7.85%
JNL-2300-2 | GuggenheimVariableFundsTrustSeriesXStylePlusSmallGrowthSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	26.61%
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	9.37%
JNL-2300-2 | GuggenheimVariableFundsTrustSeriesYStylePlusLargeGrowthSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	30.69%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	13.27%
JNL-2300-2 | InvescoInvescoVIAmericanValueFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. American Value Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	2.86%
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	8.60%
JNL-2300-2 | InvescoInvescoVIBalancedRiskAllocationFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	3.29%
JNL-2300-2 | InvescoInvescoVIComstockFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Comstock Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	1.12%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	11.02%
JNL-2300-2 | InvescoInvescoVIConservativeBalancedFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Conservative Balanced Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	4.99%
JNL-2300-2 | InvescoInvescoVICoreEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	20.55%
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	8.30%
JNL-2300-2 | InvescoInvescoVICorePlusBondFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.53%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	2.12%
JNL-2300-2 | InvescoInvescoVICorePlusBondFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.87%
JNL-2300-2 | InvescoInvescoVIDiversifiedDividendFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	1.68%
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	9.80%
JNL-2300-2 | InvescoInvescoVIEquityandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	7.51%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	8.40%
JNL-2300-2 | InvescoInvescoVIEQVInternationalEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	18.31%
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	4.41%
JNL-2300-2 | InvescoInvescoVIGlobalFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	31.94%
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.59%
JNL-2300-2 | InvescoInvescoVIGlobalRealEstateFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	24.93%
Average Annual Total Returns, 5 Years [Percent]	0.91%
Average Annual Total Returns, 10 Years [Percent]	2.48%
JNL-2300-2 | InvescoInvescoVIGlobalStrategicIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	0.38%
JNL-2300-2 | InvescoInvescoVIGovernmentSecuritiesFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	0.12%
Average Annual Total Returns, 10 Years [Percent]	0.43%
JNL-2300-2 | InvescoInvescoVIGrowthandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.75%
Average Annual Total Returns, 5 Years [Percent]	6.04%
Average Annual Total Returns, 10 Years [Percent]	10.15%
JNL-2300-2 | InvescoInvescoVIHealthCareFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Health Care Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	10.24%
JNL-2300-2 | InvescoInvescoVIHighYieldFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. High Yield Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Canada Ltd.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	2.92%
JNL-2300-2 | InvescoInvescoVIMainStreetFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	20.31%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	10.49%
JNL-2300-2 | InvescoInvescoVIMainStreetMidCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	14.45%
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	7.72%
JNL-2300-2 | InvescoInvescoVINasdaq100BufferFundDecemberSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	24.50%
JNL-2300-2 | InvescoInvescoVINasdaq100BufferFundJuneSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
JNL-2300-2 | InvescoInvescoVINasdaq100BufferFundMarchSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
JNL-2300-2 | InvescoInvescoVINasdaq100BufferFundSeptemberSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	21.15%
JNL-2300-2 | InvescoInvescoVISP500BufferFundDecemberSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.90%
JNL-2300-2 | InvescoInvescoVISP500BufferFundJuneSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
JNL-2300-2 | InvescoInvescoVISP500BufferFundMarchSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
JNL-2300-2 | InvescoInvescoVISP500BufferFundSeptemberSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	9.74%
JNL-2300-2 | InvescoInvescoVITechnologyFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Technology Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	39.95%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	10.46%
JNL-2300-2 | InvescoOppenheimerVIInternationalGrowthFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	27.16%
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	3.99%
JNL-2300-2 | IvyVariableInsurancePortfoliosDelawareIvyAssetStrategyClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.74%
Average Annual Total Returns, 5 Years [Percent]	4.31%
Average Annual Total Returns, 10 Years [Percent]	4.45%
JNL-2300-2 | IvyVariableInsurancePortfoliosDelawareIvyBalancedClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.06%
Average Annual Total Returns, 5 Years [Percent]	5.58%
Average Annual Total Returns, 10 Years [Percent]	7.06%
JNL-2300-2 | IvyVariableInsurancePortfoliosDelawareIvyCorporateBondClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	1.22%
JNL-2300-2 | IvyVariableInsurancePortfoliosDelawareIvyEnergyClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	50.47%
Average Annual Total Returns, 5 Years [Percent]	1.66%
Average Annual Total Returns, 10 Years [Percent]	0.39%
JNL-2300-2 | IvyVariableInsurancePortfoliosDelawareIvyGrowthClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	27.20%
Average Annual Total Returns, 5 Years [Percent]	11.54%
Average Annual Total Returns, 10 Years [Percent]	13.97%
JNL-2300-2 | IvyVariableInsurancePortfoliosDelawareIvyHighIncomeClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	10.97%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	3.58%
JNL-2300-2 | IvyVariableInsurancePortfoliosDelawareIvyLimitedTermBondClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	4.30%
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	0.87%
JNL-2300-2 | IvyVariableInsurancePortfoliosDelawareIvyMidCapGrowthClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	30.80%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	11.39%
JNL-2300-2 | IvyVariableInsurancePortfoliosDelawareIvyNaturalResourcesClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	0.23%
JNL-2300-2 | IvyVariableInsurancePortfoliosDelawareIvyScienceandTechnologyClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	32.13%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	12.13%
JNL-2300-2 | IvyVariableInsurancePortfoliosDelawareIvyValueClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	4.97%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	10.39%
JNL-2300-2 | IvyVariableInsurancePortfoliosDelawareVIPGlobalValueEquityClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.29%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	7.21%
JNL-2300-2 | JanusAspenSeriesJanusHendersonBalancedPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.40%
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	8.43%
JNL-2300-2 | JanusAspenSeriesJanusHendersonEnterprisePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.94%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	13.39%
JNL-2300-2 | JanusAspenSeriesJanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
JNL-2300-2 | JanusAspenSeriesJanusHendersonFortyPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	33.55%
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	13.00%
JNL-2300-2 | JanusAspenSeriesJanusHendersonGlobalResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	19.41%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	9.15%
JNL-2300-2 | JanusAspenSeriesJanusHendersonGlobalSustainableEquityPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
JNL-2300-2 | JanusAspenSeriesJanusHendersonGlobalTechnologyandInnovationPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	37.12%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	15.34%
JNL-2300-2 | JanusAspenSeriesJanusHendersonMidCapValuePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	8.52%
JNL-2300-2 | JanusAspenSeriesJanusHendersonOverseasPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	3.97%
JNL-2300-2 | JanusAspenSeriesJanusHendersonResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	29.89%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	11.44%
JNL-2300-2 | JohnHancockVariableInsuranceTrustEmergingMarketsValueTrustSeriesNAVMember
Prospectus:
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	11.63%
Average Annual Total Returns, 5 Years [Percent]	0.44%
Average Annual Total Returns, 10 Years [Percent]	1.29%
JNL-2300-2 | LazardRetirementSeriesIncLazardRetirementEmergingMarketsEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	15.12%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	0.12%
JNL-2300-2 | LazardRetirementSeriesIncLazardRetirementGlobalDynamicMultiAssetPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.38%
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	4.55%
JNL-2300-2 | LazardRetirementSeriesIncLazardRetirementInternationalEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	15.01%
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	3.41%
JNL-2300-2 | LazardRetirementSeriesIncLazardRetirementUSSmallMidCapEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.94%
JNL-2300-2 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableAggressiveGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	26.41%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	8.49%
JNL-2300-2 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableDividendStrategyPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	9.45%
Average Annual Total Returns, 10 Years [Percent]	11.42%
JNL-2300-2 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	32.24%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	12.77%
JNL-2300-2 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableSmallCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	29.01%
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.95%
JNL-2300-2 | LeggMasonPartnersVariableIncomeTrustWesternAssetVariableGlobalHighYieldBondPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	2.51%
JNL-2300-2 | LordAbbettSeriesFundIncBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.65%
JNL-2300-2 | LordAbbettSeriesFundIncDividendGrowthPortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.54%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	11.21%
JNL-2300-2 | LordAbbettSeriesFundIncGrowthandIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	9.43%
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	9.80%
JNL-2300-2 | MainStayVPFundsTrustMainStayVPMacKayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	12.89%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	9.77%
JNL-2300-2 | MFSVariableInsuranceTrustMFSGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	31.80%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.77%
JNL-2300-2 | MFSVariableInsuranceTrustMFSNewDiscoverySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	29.99%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	9.71%
JNL-2300-2 | MFSVariableInsuranceTrustMFSValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.77%
JNL-2300-2 | MFSVariableInsuranceTrustIIMFSInternationalGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	15.18%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.03%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITAllspringDiscoveryFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	37.82%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	8.87%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITAmundiMultiSectorBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	2.30%
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	2.77%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITAQRLargeCapDefensiveStyleFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	AQR Capital Management, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	12.24%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITBNYMellonCorePlusBondFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	13.44%
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	1.38%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSEquityIncomeClassXMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	1.02%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	11.28%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITBondIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	13.23%
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	0.82%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITCalvertEquityFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	22.92%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	10.15%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITColumbiaOverseasValueFundClassXMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	5.86%
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	3.17%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITDoubleLineTotalReturnTacticalFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	0.48%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITEmergingMarketsFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd and Loomis, Sayles & Company L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	24.92%
Average Annual Total Returns, 5 Years [Percent]	4.54%
Average Annual Total Returns, 10 Years [Percent]	0.47%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	0.55%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITInternationalEquityFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	14.12%
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	4.51%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	4.51%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITInvestorDestinationsCapitalAppreciationFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.50%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	6.16%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITInvestorDestinationsModerateFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	2.57%
Average Annual Total Returns, 10 Years [Percent]	5.40%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	13.31%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	15.96%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITJPMorganMozaicMultiAssetFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	15.64%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	15.13%
Average Annual Total Returns, 10 Years [Percent]	15.27%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	10.52%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITMultiManagerMidCapValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	2.59%
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	10.35%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITNSPartnersInternationalFocusedGrowthFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners LTD
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	38.08%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	4.00%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITSP500IndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	18.20%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.39%
JNL-2300-2 | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	20.46%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	8.91%
JNL-2300-2 | NeubergerBermanAdvisersManagementTrustMidCapIntrinsicValuePortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	8.39%
JNL-2300-2 | NeubergerBermanAdvisersManagementTrustMidCapGrowthPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	28.73%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	10.22%
JNL-2300-2 | NeubergerBermanAdvisersManagementTrustShortDurationBondPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.19%
Average Annual Total Returns, 5 Years [Percent]	0.69%
Average Annual Total Returns, 10 Years [Percent]	0.70%
JNL-2300-2 | NeubergerBermanAdvisersManagementTrustSustainableEquityPortfolioIClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	18.45%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
JNL-2300-2 | NeubergerBermanAdvisersManagementTrustUSEquityIndexPutWriteStrategyPortfolioClassSSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	4.01%
JNL-2300-2 | NorthernLightsVariableTrustBTSTacticalFixedIncomeVITFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Portfolio Company Adviser [Text Block]	BTS Asset Management, Inc.
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	13.12%
Average Annual Total Returns, 5 Years [Percent]	3.43%
JNL-2300-2 | NorthernLightsVariableTrustDonoghueForlinesDividendVITFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.02%
Average Annual Total Returns, 1 Year [Percent]	10.35%
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	2.89%
JNL-2300-2 | NorthernLightsVariableTrustDonoghueForlinesMomentumVITFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	1.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.66%
Average Annual Total Returns, 1 Year [Percent]	22.56%
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	6.81%
JNL-2300-2 | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	8.22%
JNL-2300-2 | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.90%
JNL-2300-2 | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	4.60%
JNL-2300-2 | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	2.92%
Average Annual Total Returns, 10 Years [Percent]	4.29%
JNL-2300-2 | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	3.19%
JNL-2300-2 | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	8.85%
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	2.93%
JNL-2300-2 | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	14.55%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.06%
JNL-2300-2 | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.70%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.80%
JNL-2300-2 | NorthernLightsVariableTrustTOPSManagedRiskBalancedETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.51%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	3.36%
JNL-2300-2 | NorthernLightsVariableTrustTOPSManagedRiskBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	11.85%
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	3.13%
JNL-2300-2 | NorthernLightsVariableTrustTOPSManagedRiskGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.49%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	13.45%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	4.03%
JNL-2300-2 | NorthernLightsVariableTrustTOPSManagedRiskGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.77%
JNL-2300-2 | NorthernLightsVariableTrustTOPSManagedRiskModerateGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	2.16%
Average Annual Total Returns, 10 Years [Percent]	3.97%
JNL-2300-2 | NorthernLightsVariableTrustTOPSManagedRiskModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	13.35%
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.72%
JNL-2300-2 | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	5.81%
JNL-2300-2 | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	12.90%
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	5.54%
JNL-2300-2 | PIMCOVariableInsuranceTrustAllAssetPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	3.25%
JNL-2300-2 | PIMCOVariableInsuranceTrustAllAssetPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	3.41%
JNL-2300-2 | PIMCOVariableInsuranceTrustCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	1.56%
JNL-2300-2 | PIMCOVariableInsuranceTrustDynamicBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	1.51%
JNL-2300-2 | PIMCOVariableInsuranceTrustEmergingMarketsBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	15.71%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	0.97%
JNL-2300-2 | PIMCOVariableInsuranceTrustGlobalBondOpportunitiesPortfolioUnhedgedAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	0.31%
JNL-2300-2 | PIMCOVariableInsuranceTrustGlobalCoreBondHedgedPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	0.35%
JNL-2300-2 | PIMCOVariableInsuranceTrustGlobalManagedAssetAllocationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	18.36%
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	3.12%
JNL-2300-2 | PIMCOVariableInsuranceTrustHighYieldPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.28%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	3.53%
JNL-2300-2 | PIMCOVariableInsuranceTrustIncomePortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.78%
Average Annual Total Returns, 5 Years [Percent]	1.77%
JNL-2300-2 | PIMCOVariableInsuranceTrustInternationalBondPortfolioUSDollarHedgedAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	10.15%
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]	2.22%
JNL-2300-2 | PIMCOVariableInsuranceTrustInternationalBondPortfolioUnhedgedAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	18.98%
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	1.61%
JNL-2300-2 | PIMCOVariableInsuranceTrustLongTermUSGovernmentPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	28.87%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	0.27%
JNL-2300-2 | PIMCOVariableInsuranceTrustLowDurationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	5.74%
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	0.42%
JNL-2300-2 | PIMCOVariableInsuranceTrustPIMCOGlobalDiversifiedAllocationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	0.90%
Average Annual Total Returns, 10 Years [Percent]	3.91%
JNL-2300-2 | PIMCOVariableInsuranceTrustRealReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	0.90%
JNL-2300-2 | PIMCOVariableInsuranceTrustShortTermPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	0.15%
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	1.35%
JNL-2300-2 | PIMCOVariableInsuranceTrustTotalReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	0.18%
Average Annual Total Returns, 10 Years [Percent]	0.92%
JNL-2300-2 | PioneerVariableContractsTrustPioneerBondVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.43%
JNL-2300-2 | PioneerVariableContractsTrustPioneerEquityIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.17%
JNL-2300-2 | PioneerVariableContractsTrustPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	19.68%
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	12.32%
JNL-2300-2 | PioneerVariableContractsTrustPioneerHighYieldVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	0.89%
Average Annual Total Returns, 10 Years [Percent]	3.11%
JNL-2300-2 | PioneerVariableContractsTrustPioneerMidCapValueVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	9.12%
JNL-2300-2 | PioneerVariableContractsTrustPioneerStrategicIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	1.71%
JNL-2300-2 | ProFundsProFundAccessVPHighYieldFundMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund Access VP High Yield Fund
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	7.97%
Average Annual Total Returns, 5 Years [Percent]	0.60%
Average Annual Total Returns, 10 Years [Percent]	2.87%
JNL-2300-2 | ProFundsProFundVPAsia30Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Asia 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	1.64%
JNL-2300-2 | ProFundsProFundVPBanksMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Banks
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	19.88%
Average Annual Total Returns, 5 Years [Percent]	0.40%
Average Annual Total Returns, 10 Years [Percent]	8.08%
JNL-2300-2 | ProFundsProFundVPBearMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Bear
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	17.11%
Average Annual Total Returns, 5 Years [Percent]	12.04%
Average Annual Total Returns, 10 Years [Percent]	13.86%
JNL-2300-2 | ProFundsProFundVPBiotechnologyMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Biotechnology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	12.08%
JNL-2300-2 | ProFundsProFundVPBullMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Bull
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	19.74%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	10.37%
JNL-2300-2 | ProFundsProFundVPCommunicationServicesMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Communication Services
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	21.22%
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	2.48%
JNL-2300-2 | ProFundsProFundVPConsumerDiscretionaryMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Discretionary
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	9.45%
JNL-2300-2 | ProFundsProFundVPConsumerStaplesMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Staples
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	24.70%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	8.38%
JNL-2300-2 | ProFundsProFundVPEmergingMarketsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Emerging Markets
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	0.13%
JNL-2300-2 | ProFundsProFundVPEnergyMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Energy
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	59.43%
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	3.42%
JNL-2300-2 | ProFundsProFundVPEurope30Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Europe 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	7.76%
Average Annual Total Returns, 5 Years [Percent]	1.07%
Average Annual Total Returns, 10 Years [Percent]	3.03%
JNL-2300-2 | ProFundsProFundVPFallingUSDollarMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Falling U.S. Dollar
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	4.47%
JNL-2300-2 | ProFundsProFundVPFinancialsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Financials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	15.14%
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	9.74%
JNL-2300-2 | ProFundsProFundVPGovernmentMoneyMarketMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Government Money Market
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	1.02%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	0.24%
JNL-2300-2 | ProFundsProFundVPHealthCareMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Health Care
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	6.02%
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	13.12%
JNL-2300-2 | ProFundsProFundVPIndustrialsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Industrials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	15.60%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	10.22%
JNL-2300-2 | ProFundsProFundVPInternationalMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP International
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	2.05%
JNL-2300-2 | ProFundsProFundVPInternetMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Internet
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	46.13%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	10.88%
JNL-2300-2 | ProFundsProFundVPJapanMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Japan
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	8.28%
JNL-2300-2 | ProFundsProFundVPLargeCapGrowthMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	30.64%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	11.63%
JNL-2300-2 | ProFundsProFundVPLargeCapValueMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	6.82%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	9.04%
JNL-2300-2 | ProFundsProFundVPMaterialsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Materials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	9.14%
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	6.89%
JNL-2300-2 | ProFundsProFundVPMidCapGrowthMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	20.34%
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	8.59%
JNL-2300-2 | ProFundsProFundVPMidCapValueMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	8.45%
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	9.06%
JNL-2300-2 | ProFundsProFundVPMidCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	8.38%
JNL-2300-2 | ProFundsProFundVPNASDAQ100Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	33.91%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	14.07%
JNL-2300-2 | ProFundsProFundVPPharmaceuticalsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Pharmaceuticals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	4.67%
Average Annual Total Returns, 10 Years [Percent]	8.15%
JNL-2300-2 | ProFundsProFundVPPreciousMetalsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Precious Metals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	11.02%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	4.05%
JNL-2300-2 | ProFundsProFundVPRealEstateMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Real Estate
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	26.56%
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.92%
JNL-2300-2 | ProFundsProFundVPRisingRatesOpportunityMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Rising Rates Opportunity
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.66%
Average Annual Total Returns, 1 Year [Percent]	58.47%
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	3.97%
JNL-2300-2 | ProFundsProFundVPSemiconductorMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Semiconductor
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	37.50%
Average Annual Total Returns, 5 Years [Percent]	12.57%
Average Annual Total Returns, 10 Years [Percent]	18.49%
JNL-2300-2 | ProFundsProFundVPShortEmergingMarketsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Emerging Markets
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	7.37%
JNL-2300-2 | ProFundsProFundVPShortInternationalMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short International
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	12.45%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.67%
JNL-2300-2 | ProFundsProFundVPShortMidCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Mid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	11.83%
Average Annual Total Returns, 10 Years [Percent]	13.84%
JNL-2300-2 | ProFundsProFundVPShortNASDAQ100Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	35.06%
Average Annual Total Returns, 5 Years [Percent]	16.57%
Average Annual Total Returns, 10 Years [Percent]	18.18%
JNL-2300-2 | ProFundsProFundVPShortSmallCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Small-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	17.81%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	13.44%
JNL-2300-2 | ProFundsProFundVPSmallCapGrowthMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	22.41%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	9.30%
JNL-2300-2 | ProFundsProFundVPSmallCapValueMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	8.49%
JNL-2300-2 | ProFundsProFundVPSmallCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	21.85%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	7.03%
JNL-2300-2 | ProFundsProFundVPTechnologyMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Technology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	35.72%
Average Annual Total Returns, 5 Years [Percent]	12.25%
Average Annual Total Returns, 10 Years [Percent]	15.15%
JNL-2300-2 | ProFundsProFundVPUSGovernmentPlusMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP U.S. Government Plus
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	41.70%
Average Annual Total Returns, 5 Years [Percent]	6.07%
Average Annual Total Returns, 10 Years [Percent]	1.84%
JNL-2300-2 | ProFundsProFundVPUltraBullMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraBull
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	39.12%
Average Annual Total Returns, 5 Years [Percent]	9.32%
Average Annual Total Returns, 10 Years [Percent]	18.04%
JNL-2300-2 | ProFundsProFundVPUltraMidCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraMid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	32.17%
Average Annual Total Returns, 5 Years [Percent]	2.53%
Average Annual Total Returns, 10 Years [Percent]	13.66%
JNL-2300-2 | ProFundsProFundVPUltraNASDAQ100Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraNASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	60.93%
Average Annual Total Returns, 5 Years [Percent]	12.50%
Average Annual Total Returns, 10 Years [Percent]	24.72%
JNL-2300-2 | ProFundsProFundVPUltraShortNASDAQ100Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraShort NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	56.04%
Average Annual Total Returns, 5 Years [Percent]	35.50%
Average Annual Total Returns, 10 Years [Percent]	35.78%
JNL-2300-2 | ProFundsProFundVPUltraSmallCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraSmall-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	43.68%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	10.04%
JNL-2300-2 | ProFundsProFundVPUtilitiesMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Utilities
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	0.25%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	9.21%
JNL-2300-2 | PutnamVariableTrustPutnamVTDiversifiedIncomeFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.35%
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	1.70%
JNL-2300-2 | PutnamVariableTrustPutnamVTHighYieldFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.60%
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	3.22%
JNL-2300-2 | PutnamVariableTrustPutnamVTIncomeFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.81%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.16%
JNL-2300-2 | PutnamVariableTrustPutnamVTInternationalValueFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	6.81%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	4.19%
JNL-2300-2 | PutnamVariableTrustPutnamVTLargeCapValueFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	3.13%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.76%
JNL-2300-2 | PutnamVariableTrustPutnamVTMortgageSecuritiesFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.07%
Average Annual Total Returns, 5 Years [Percent]	0.91%
Average Annual Total Returns, 10 Years [Percent]	0.07%
JNL-2300-2 | PutnamVariableTrustPutnamVTSustainableLeadersFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.91%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%
JNL-2300-2 | RoyceCapitalFundRoyceMicroCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	22.43%
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	5.73%
JNL-2300-2 | RoyceCapitalFundRoyceSmallCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	6.33%
JNL-2300-2 | RussellInvestmentFundsBalancedStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - Balanced Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.35%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	4.48%
JNL-2300-2 | RussellInvestmentFundsEquityGrowthStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - Equity Growth Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.68%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	6.05%
JNL-2300-2 | RussellInvestmentFundsGlobalRealEstateSecuritiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - Global Real Estate Securities Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	26.77%
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	3.36%
JNL-2300-2 | RussellInvestmentFundsInternationalDevelopedMarketsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - International Developed Markets Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	0.96%
Average Annual Total Returns, 10 Years [Percent]	4.47%
JNL-2300-2 | RussellInvestmentFundsModerateStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - Moderate Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.65%
Average Annual Total Returns, 5 Years [Percent]	0.77%
Average Annual Total Returns, 10 Years [Percent]	3.08%
JNL-2300-2 | RussellInvestmentFundsStrategicBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - Strategic Bond Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	14.28%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	0.94%
JNL-2300-2 | RussellInvestmentFundsUSSmallCapEquityFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - U.S. Small Cap Equity Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.96%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	8.85%
JNL-2300-2 | RussellInvestmentFundsUSStrategicEquityFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - U.S. Strategic Equity Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	20.86%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	10.79%
JNL-2300-2 | RydexVariableTrustBankingFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Banking Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	6.71%
JNL-2300-2 | RydexVariableTrustBasicMaterialsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Basic Materials Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	9.65%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.71%
JNL-2300-2 | RydexVariableTrustBiotechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Biotechnology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	13.31%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	10.76%
JNL-2300-2 | RydexVariableTrustCommoditiesStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Commodities Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.71%
Average Annual Total Returns, 1 Year [Percent]	22.88%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	4.49%
JNL-2300-2 | RydexVariableTrustConsumerProductsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Consumer Products Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	0.91%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.62%
JNL-2300-2 | RydexVariableTrustDow2xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Dow 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	20.49%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	18.43%
JNL-2300-2 | RydexVariableTrustElectronicsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Electronics Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	32.70%
Average Annual Total Returns, 5 Years [Percent]	15.07%
Average Annual Total Returns, 10 Years [Percent]	18.82%
JNL-2300-2 | RydexVariableTrustEnergyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	48.29%
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	0.09%
JNL-2300-2 | RydexVariableTrustEnergyServicesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	42.56%
Average Annual Total Returns, 5 Years [Percent]	10.63%
Average Annual Total Returns, 10 Years [Percent]	10.18%
JNL-2300-2 | RydexVariableTrustEurope125xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Europe 1.25x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	13.07%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	2.78%
JNL-2300-2 | RydexVariableTrustFinancialServicesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Financial Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	18.11%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	8.66%
JNL-2300-2 | RydexVariableTrustGlobalManagedFuturesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Global Managed Futures Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	1.75%
JNL-2300-2 | RydexVariableTrustGovernmentLongBond12xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	40.82%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	1.71%
JNL-2300-2 | RydexVariableTrustGuggenheimLongShortEquityFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Guggenheim Long Short Equity Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	14.39%
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	3.74%
JNL-2300-2 | RydexVariableTrustHealthCareFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Health Care Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	12.00%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	12.18%
JNL-2300-2 | RydexVariableTrustHighYieldStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - High Yield Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.76%
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	0.22%
JNL-2300-2 | RydexVariableTrustInternetFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Internet Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	44.84%
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	9.11%
JNL-2300-2 | RydexVariableTrustInverseDow2xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	24.90%
Average Annual Total Returns, 10 Years [Percent]	27.27%
JNL-2300-2 | RydexVariableTrustInverseGovernmentLongBondStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	4.45%
Average Annual Total Returns, 1 Year [Percent]	46.20%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	2.30%
JNL-2300-2 | RydexVariableTrustInverseMidCapStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	13.08%
JNL-2300-2 | RydexVariableTrustInverseNASDAQ100StrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	34.84%
Average Annual Total Returns, 5 Years [Percent]	15.29%
Average Annual Total Returns, 10 Years [Percent]	17.30%
JNL-2300-2 | RydexVariableTrustInverseRussell2000StrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	17.36%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	12.80%
JNL-2300-2 | RydexVariableTrustInverseSP500StrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	16.59%
Average Annual Total Returns, 5 Years [Percent]	11.95%
Average Annual Total Returns, 10 Years [Percent]	13.62%
JNL-2300-2 | RydexVariableTrustJapan2xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Japan 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	42.99%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.95%
JNL-2300-2 | RydexVariableTrustLeisureFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Leisure Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	27.56%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	7.18%
JNL-2300-2 | RydexVariableTrustMidCap15xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	23.20%
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	9.34%
JNL-2300-2 | RydexVariableTrustMultiHedgeStrategiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.25%
JNL-2300-2 | RydexVariableTrustNASDAQ1002xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.82%
Average Annual Total Returns, 1 Year [Percent]	61.04%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	25.36%
JNL-2300-2 | RydexVariableTrustNASDAQ100FundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	34.14%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	14.37%
JNL-2300-2 | RydexVariableTrustNovaFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Nova Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	30.26%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	15.27%
JNL-2300-2 | RydexVariableTrustPreciousMetalsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Precious Metals Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	11.08%
Average Annual Total Returns, 5 Years [Percent]	6.60%
Average Annual Total Returns, 10 Years [Percent]	2.75%
JNL-2300-2 | RydexVariableTrustRealEstateFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Real Estate Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	27.40%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	4.29%
JNL-2300-2 | RydexVariableTrustRetailingFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Retailing Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	26.52%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	8.88%
JNL-2300-2 | RydexVariableTrustRussell200015xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	33.46%
Average Annual Total Returns, 5 Years [Percent]	0.69%
Average Annual Total Returns, 10 Years [Percent]	9.31%
JNL-2300-2 | RydexVariableTrustRussell20002xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Russell 2000® 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	43.01%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	10.44%
JNL-2300-2 | RydexVariableTrustSP5002xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	39.77%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	18.65%
JNL-2300-2 | RydexVariableTrustSP500PureGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	28.35%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	11.04%
JNL-2300-2 | RydexVariableTrustSP500PureValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	2.55%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	9.37%
JNL-2300-2 | RydexVariableTrustSPMidCap400PureGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	22.62%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	6.15%
JNL-2300-2 | RydexVariableTrustSPMidCap400PureValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	5.22%
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	9.46%
JNL-2300-2 | RydexVariableTrustSPSmallCap600PureGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	29.90%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	6.74%
JNL-2300-2 | RydexVariableTrustSPSmallCap600PureValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	8.24%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	6.90%
JNL-2300-2 | RydexVariableTrustStrengtheningDollar2xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.93%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	4.41%
JNL-2300-2 | RydexVariableTrustTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Technology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	36.25%
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	13.38%
JNL-2300-2 | RydexVariableTrustTelecommunicationsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Telecommunications Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	25.85%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	2.86%
JNL-2300-2 | RydexVariableTrustTransportationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Transportation Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	35.03%
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	9.34%
JNL-2300-2 | RydexVariableTrustUSGovernmentMoneyMarketFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - U.S. Government Money Market Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	0.73%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	0.23%
JNL-2300-2 | RydexVariableTrustUtilitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Utilities Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	1.04%
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	8.52%
JNL-2300-2 | RydexVariableTrustWeakeningDollar2xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	18.45%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	7.78%
JNL-2300-2 | TRowePriceEquitySeriesIncTRowePriceBlueChipGrowthPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	38.66%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	11.40%
JNL-2300-2 | TRowePriceEquitySeriesIncTRowePriceEquityIncomePortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	3.59%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	9.41%
JNL-2300-2 | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	15.35%
JNL-2300-2 | TRowePriceEquitySeriesIncTRowePriceMidCapGrowthPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	22.75%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	11.68%
JNL-2300-2 | TRowePriceFixedIncomeSeriesIncTRowePriceLimitedTermBondPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.93%
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	0.64%
JNL-2300-2 | TheMergerFundVLTheMergerFundVLClassIMember
Prospectus:
Portfolio Company Name [Text Block]	The Merger Fund VL - The Merger Fund VL: Class I
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Westchester Capital Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.57%
Average Annual Total Returns, 1 Year [Percent]	0.88%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	3.16%
JNL-2300-2 | ThirdAvenueVariableSeriesTrustThirdAvenueValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Third Avenue Variable Series Trust - Third Avenue Value Portfolio
Portfolio Company Adviser [Text Block]	Third Avenue Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	5.98%
JNL-2300-2 | TwoRoadsSharedTrustRedwoodManagedVolatilityPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Portfolio Company Adviser [Text Block]	Redwood Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	2.50%
JNL-2300-2 | TwoRoadsSharedTrustRedwoodManagedVolatilityPortfolioClassNMember
Prospectus:
Portfolio Company Name [Text Block]	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N
Portfolio Company Adviser [Text Block]	Redwood Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.99%
Average Annual Total Returns, 1 Year [Percent]	7.60%
Average Annual Total Returns, 5 Years [Percent]	2.01%
JNL-2300-2 | VanEckVIPTrustVanEckVIPEmergingMarketsBondFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	0.56%
Average Annual Total Returns, 10 Years [Percent]	0.09%
JNL-2300-2 | VanEckVIPTrustVanEckVIPEmergingMarketsFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	24.36%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	1.25%
JNL-2300-2 | VanEckVIPTrustVanEckVIPGlobalGoldFundClassSMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	13.36%
Average Annual Total Returns, 5 Years [Percent]	3.85%
JNL-2300-2 | VanEckVIPTrustVanEckVIPGlobalResourcesFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	0.35%
JNL-2300-2 | VanguardVariableInsuranceFundBalancedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	8.41%
JNL-2300-2 | VanguardVariableInsuranceFundCapitalGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	15.48%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	13.75%
JNL-2300-2 | VanguardVariableInsuranceFundConservativeAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	4.52%
JNL-2300-2 | VanguardVariableInsuranceFundDiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	10.08%
JNL-2300-2 | VanguardVariableInsuranceFundEquityIncomePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	0.66%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.58%
JNL-2300-2 | VanguardVariableInsuranceFundEquityIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.40%
JNL-2300-2 | VanguardVariableInsuranceFundGlobalBondIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	0.12%
JNL-2300-2 | VanguardVariableInsuranceFundGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Growth Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	33.37%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.49%
JNL-2300-2 | VanguardVariableInsuranceFundHighYieldBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	9.36%
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	3.62%
JNL-2300-2 | VanguardVariableInsuranceFundInternationalPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Current Expenses [Percent]	0.41%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	30.12%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.58%
JNL-2300-2 | VanguardVariableInsuranceFundMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	18.82%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
JNL-2300-2 | VanguardVariableInsuranceFundModerateAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	6.14%
JNL-2300-2 | VanguardVariableInsuranceFundRealEstateIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	26.30%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
JNL-2300-2 | VanguardVariableInsuranceFundShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	5.72%
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.44%
JNL-2300-2 | VanguardVariableInsuranceFundSmallCompanyGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Portfolio Company Adviser [Text Block]	ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	25.35%
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	10.06%
JNL-2300-2 | VanguardVariableInsuranceFundTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	0.92%
JNL-2300-2 | VanguardVariableInsuranceFundTotalInternationalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	16.01%
Average Annual Total Returns, 5 Years [Percent]	1.01%
JNL-2300-2 | VanguardVariableInsuranceFundTotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%
JNL-2300-2 | VirtusVariableInsuranceTrustVirtusDuffPhelpsRealEstateSecuritiesSeriesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	26.09%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	6.92%
JNL-2300-2 | VirtusVariableInsuranceTrustVirtusNewfleetMultiSectorIntermediateBondSeriesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.52%
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	2.31%
JNL-2300-2 | VirtusVariableInsuranceTrustVirtusSGAInternationalGrowthSeriesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Sustainable Growth Advisers, LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	1.31%
JNL-2300-2 | RebalancingProgramMember
Prospectus:
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
JNL-2300-2 | DollarCostAveragingMember
Prospectus:
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
JNL-2300-2 | SystematicWithdrawalsMember
Prospectus:
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
JNL-2300-2 | ROPEnhancedDeathBenefitRiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
JNL-2300-2 | ReturnofPremiumEnhancedDeathBenefitOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
JNL-2300-2 | ReturnofPremiumDeathBenefitOptionMember
Prospectus:
Operation of Benefit [Text Block]	ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or(2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn. Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:(a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);(b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or(c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).(2)the Annuity Date;(3)the date the Contract to which this rider is attached terminates;(4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;(5)Subject to the step up in Contract Value described above, immediately following a spousal continuation.Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
JNL-2300-2 | Standard Death Benefit [Member]
Prospectus:
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Operation of Benefit [Text Block]	Death Benefit Death of Contract Owner During the Accumulation Period If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations. The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary. Restricted Beneficiary In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor. Standard Death Benefit (Return of Contract Value) If you die during the Accumulation Period (assuming you have not elected the ROP Enhanced Death Benefit Rider), the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or(2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:(a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);(b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or(c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).(2)the Annuity Date;(3)the date the Contract to which this rider is attached terminates;(4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;(5)Subject to the step up in Contract Value described above, immediately following a spousal continuation.Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state. Payment of the Death Benefit During the Accumulation Period Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2. OPTION 1 - lump sum payment of the Death Benefit Amount; or OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or OPTION 4 – in any other manner permitted by law and approved by Jefferson National. Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to: •continue the Contract in his or her own name at the then current Death Benefit Amount;•elect a lump sum payment of the Death Benefit Amount; or•apply the Death Benefit Amount to an Annuity Option, see Beneficially Owned Contracts for additional information.If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor. Death of Contract Owner During the Annuity Period If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Death of Annuitant If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named. Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Monument Contract No. 22-4056
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES (see Fee Table and Expenses)
Charges for Early Withdrawals	None
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Valueor other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.18%[2]	4.91%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $371.43	Highest Annual Cost Estimate: $4,295.15
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees[

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None

Transaction Charges [Text Block]
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Valueor other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.18%[2]	4.91%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $371.43	Highest Annual Cost Estimate: $4,295.15
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees[

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.24%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.24%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Separate Account value.
Investment Options (of Other Amount) Minimum [Percent]	0.18%
Investment Options (of Other Amount) Maximum [Percent]	4.91%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.15%
Lowest Annual Cost [Dollars]	$ 371.43
Highest Annual Cost [Dollars]	$ 4,295.15
Risks [Table Text Block]
RISKS
Risk of Loss	Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this Contract is subject to the risk of poor investment performance of the
Investment Options chosen by the Owner.
• Each investment Option has its own unique risks.
• Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-
free phone number indicated in Contacting Us (see Principal Risks).

Investment Restrictions [Text Block]	• We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios).• Certain Investment Portfolios have early cut-off times (see Appendix A: More Information About the Investment Portfolios).• Not all Investment Portfolios may be available under your Contract (see Appendix A: More Information About the Investment Portfolios).• Transfers between Investment Portfolios are subject to policies designed to deter short-term and excessively frequent transfers. Jefferson National may restrict the form in which transfer requests will be accepted (see Excessive Trading Limits).
Optional Benefit Restrictions [Text Block]	• We reserve the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new Contracts and will not impact any Contracts already in force.• If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit or other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.• If the Contract is purchased through a tax-qualified plan or IRA, there is no additional Tax Deferral.• Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.See Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the Contract. Compensation can take the form of indirect compensation in that the Company may share the revenue it earns on this Contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this Contract over another investment (see The Monument Advisor® Variable Annuity Contract).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Monument Advisor® Variable Annuity Contract).
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from the Contract, or transfers Contract Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Transfer Fee[1]	$25[2]
The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240[3]
Optional Benefit[4]
Maximum ROP Enhanced Death Benefit Rider Fee (assessed as an annualized percentage of Contract daily net assets)	0.30%[5]
[1]All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).[2]Currently, We do not assess a Transfer Fee.[3]The annual Subscription Fee is assessed via a monthly deduction of $20 per month.[4]Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Deductions).[5]Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: More Information About the Investment Portfolios.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.18%	4.91%
Example The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The Example assumes: •a $100,000 investment in the Contract for the time periods indicated;•a 5% return each year;•the maximum and the minimum annual underlying mutual fund expenses;•election of the ROP Enhanced Death Benefit Rider (0.30%).
	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.91%)	$5,723	$17,044	$28,202	$55,400	*	$17,044	$28,202	$55,400	$5,723	$17,044	$28,202	$55,400
Minimum Annual Underlying Mutual Fund Expenses (0.18%)	$756	$2,366	$4,115	$9,180	*	$2,366	$4,115	$9,180	$756	$2,366	$4,115	$9,180

Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).[2]Currently, We do not assess a Transfer Fee.
Administrative Expense, Maximum [Dollars]	$ 240
Administrative Expense, Footnotes [Text Block]	The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,723
Surrender Expense, 1 Year, Minimum [Dollars]	756
Surrender Expense, 3 Years, Maximum [Dollars]	17,044
Surrender Expense, 3 Years, Minimum [Dollars]	2,366
Surrender Expense, 5 Years, Maximum [Dollars]	28,202
Surrender Expense, 5 Years, Minimum [Dollars]	4,115
Surrender Expense, 10 Years, Maximum [Dollars]	55,400
Surrender Expense, 10 Years, Minimum [Dollars]	9,180
Annuitized Expense, 3 Years, Maximum [Dollars]	17,044
Annuitized Expense, 3 Years, Minimum [Dollars]	2,366
Annuitized Expense, 5 Years, Maximum [Dollars]	28,202
Annuitized Expense, 5 Years, Minimum [Dollars]	4,115
Annuitized Expense, 10 Years, Maximum [Dollars]	55,400
Annuitized Expense, 10 Years, Minimum [Dollars]	9,180
No Surrender Expense, 1 Year, Maximum [Dollars]	5,723
No Surrender Expense, 1 Year, Minimum [Dollars]	756
No Surrender Expense, 3 Years, Maximum [Dollars]	17,044
No Surrender Expense, 3 Years, Minimum [Dollars]	2,366
No Surrender Expense, 5 Years, Maximum [Dollars]	28,202
No Surrender Expense, 5 Years, Minimum [Dollars]	4,115
No Surrender Expense, 10 Years, Maximum [Dollars]	55,400
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,180
Item 5. Principal Risks [Table Text Block]	Principal Risks Owners should be aware of the following risks associated with owning a variable annuity: Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided. Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty. Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings. Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Us potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Our ability to electronically interact with service providers. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. In connection with any such cyber-attack, We and/or Our service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. We will not, however, be responsible for any adverse impact to Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks. Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the Contract. The Standard Benefits table indicates the benefits that are available under the Contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the Contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
ROP Enhanced Death Benefit Rider (see Death Benefit)	Enhanced death benefit	0.30% (daily net assets)	0.15% (daily net assets)
• Owner must be 80 or younger at
application
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and
assignments could eliminate the
death benefit
• Purchase payments are limited to
$3,000,000 for one or more
Contracts with the ROP Enhanced
Death Benefit Rider that use the
Measuring Life

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None

Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: More Information About the Investment Portfolios The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Prospectuses Available [Text Block]	The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Subadvisor: Flexible Plan Investments, Ltd.	1.61%	0.00%	1.61%	-5.06%	3.83%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.94%	0.00%	0.94%	-36.52%	7.42%	11.90%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.87%*	0.00%	0.87%	-41.97%	7.14%	10.62%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.97%*	0.00%	0.97%	-38.32%	4.99%	9.21%
Equity	Alger Small Cap Growth Portfolio: Class I-2 Shares This Sub-Account is not available as an investment option for new Contracts issued on or after May 31, 2007 Investment Advisor: Fred Alger Management, LLC	1.00%	0.00%	1.00%	-38.01%	5.01%	8.58%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.05%	0.00%	1.05%	-15.82%	3.62%	9.06%
Allocation	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2018 Investment Advisor: AllianceBernstein L.P.	1.10%*	0.00%	1.10%	-18.68%	-0.10%	3.07%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: AllianceBernstein L.P.	1.13%*	0.00%	1.13%	-13.79%	-2.55%	2.51%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A) Investment Advisor: AllianceBernstein L.P.	0.59%	0.00%	0.59%	-4.19%	8.09%	11.37%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B This Sub-Account is not available as an investment option for new Contracts issued on or after February 3, 2013 Investment Advisor: AllianceBernstein L.P.	1.15%*	0.00%	1.15%	-39.26%	6.51%	10.56%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.15%*	0.00%	1.15%	-27.17%	7.72%	9.99%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.79%*	0.00%	1.79%	-27.81%	1.16%	3.78%
Equity	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (formerly, Allspring Variable Trust - VT Discovery Fund: Class 2) This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.15%*	0.00%	1.15%	-37.85%	4.40%	9.38%
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	-20.81%	7.86%	10.68%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (formerly, ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	2.23%*	0.00%	2.23%	-28.91%	3.32%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	17.32%	3.38%
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.89%	0.00%	0.89%	-13.17%	4.59%	7.17%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.88%	0.00%	0.88%	-12.88%	2.80%	4.90%
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.86%*	0.00%	0.86%	-11.82%	0.54%	1.74%
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.87%	0.00%	0.87%	-13.25%	3.84%	6.32%
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.87%*	0.00%	0.87%	-12.54%	1.77%	3.36%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.77%	0.00%	0.77%	-13.08%	1.38%	0.67%
Allocation	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.83%*	0.00%	0.83%	-17.27%	4.43%	6.64%
Equity	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.71%	0.00%	0.71%	-12.74%	6.85%	10.63%
Equity	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I Investment Advisor: American Century Investment Management, Inc.	1.10%*	0.00%	1.10%	-24.75%	2.32%	4.95%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.72%*	0.00%	0.72%	-0.26%	7.87%	10.29%
Equity	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I This Sub-Account is not available as an investment option for new Contracts issued on or after April 9, 2015 Investment Advisor: American Century Investment Management, Inc.	0.86%	0.00%	0.86%	-1.19%	6.76%	11.01%
Equity	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.76%*	0.00%	0.76%	-32.38%	11.10%	14.12%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: American Century Investment Management, Inc.	0.73%*	0.00%	0.73%	0.54%	7.85%	10.59%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	-10.16%	-0.11%	0.75%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.80%*	0.00%	0.80%	-9.53%	2.88%	3.64%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	-13.66%	5.06%	7.87%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	-7.37%	3.83%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.00%	0.00%	1.00%	-17.84%	-2.01%	-0.70%
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	-17.57%	3.83%	7.53%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	-24.92%	6.80%	9.92%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	0.00%	1.15%	-29.69%	2.54%	6.58%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.85%	0.00%	0.85%	-30.11%	10.86%	13.38%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.79%	0.00%	0.79%	-16.71%	7.56%	11.28%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.04%	0.00%	1.04%	-21.02%	-1.29%	3.67%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.03%*	0.00%	1.03%	-15.52%	0.35%	3.37%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.90%*	0.00%	0.90%	-13.97%	2.83%	5.69%
Allocation	American Funds Insurance Series® - Managed Risk Growth Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.94%*	0.00%	0.94%	-24.88%	6.31%
Allocation	American Funds Insurance Series® - Managed Risk Growth-Income Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.88%*	0.00%	0.88%	-16.93%	4.06%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Managed Risk International Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	1.10%*	0.00%	1.10%	-15.54%	-2.60%
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.89%*	0.00%	0.89%	-9.16%	2.08%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	-22.25%	2.07%	4.02%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.70%*	0.00%	0.70%	-12.75%	0.51%	1.12%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.72%*	0.00%	0.72%	-11.20%	0.37%	0.70%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	-8.69%	6.84%	11.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.80%*	0.00%	0.80%	-10.96%	2.27%	3.80%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.79%*	0.00%	0.79%	-14.50%	-0.23%	0.92%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.81%*	0.00%	0.81%	-20.16%	8.22%	11.56%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	-8.41%	6.40%	10.14%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: BlackRock Advisors, LLC	1.06%*	0.00%	1.06%	-37.81%	7.40%	11.35%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.92%*	0.00%	0.92%	-4.10%	7.11%	9.85%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock (Singapore) Limited	1.01%*	0.00%	1.01%	-16.07%	3.25%	4.80%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	1.05%*	0.00%	1.05%	-38.25%	7.24%	11.89%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	0.00%	0.60%	-16.65%	5.29%	10.20%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Mellon Investments Corporation	0.26%	0.35%	0.61%	-18.32%	9.14%	12.28%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management Limited	0.68%	0.00%	0.68%	-22.87%	9.33%	11.36%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.89%	0.00%	0.89%	-15.47%	6.13%	7.26%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.93%*	0.00%	0.93%	-11.52%	0.98%	2.10%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.21%*	0.00%	1.21%	-31.86%	14.35%	18.39%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.69%	0.00%	0.69%	-1.84%	8.11%	12.11%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	-14.71%	4.65%	9.39%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: Credit Suisse Asset Management, LLC	1.05%	0.00%	1.05%	16.03%	6.62%	-1.34%
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.08%	0.00%	1.08%	-12.36%	4.04%	8.92%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.30%*	0.35%	0.65%	-13.68%	6.13%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	0.35%	0.56%	-6.33%	-0.06%	0.76%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.35%	0.63%	-10.96%	4.47%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	0.35%	0.75%	-17.64%	0.52%	6.02%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.28%	0.35%	0.63%	-3.46%	1.48%	4.49%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.12%	0.35%	0.47%	-1.16%	0.70%	0.58%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	-4.88%	5.67%	10.71%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	-4.21%	7.48%	11.05%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Eaton Vance Management	1.17%	0.00%	1.17%	-2.68%	1.94%	2.52%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.81%*	0.00%	0.81%	-11.78%	1.59%	3.58%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Global Investment Management Corp.	1.80%	0.00%	1.80%	-30.26%	4.85%	10.53%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.97%*	0.00%	0.97%	-13.75%	2.56%	5.38%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.69%*	0.00%	0.69%	-9.76%	1.77%	2.78%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.85%*	0.00%	0.85%	-14.04%	3.68%	5.53%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.90%*	0.00%	0.90%	-15.25%	4.20%	6.49%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.93%*	0.00%	0.93%	-15.79%	4.79%	7.28%
Allocation	Fidelity Variable Insurance Products - VIP Target Volatility Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.73%*	0.00%	0.73%	-15.65%	2.81%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.60%	0.00%	0.60%	-12.26%	1.69%	2.89%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	-18.19%	6.93%	8.63%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	-26.49%	8.39%	11.15%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.73%	0.00%	0.73%	-18.45%	4.40%	8.66%
Equity	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.73%	0.00%	0.73%	-21.05%	10.00%	12.18%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	62.87%	6.94%	4.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	0.00%	0.76%	-5.24%	7.88%	9.91%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	-0.52%	3.17%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	0.00%	0.77%	-5.17%	8.58%	11.30%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	-38.32%	12.80%	14.81%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	-24.64%	12.14%	14.52%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.97%	0.00%	0.97%	-11.67%	0.86%	2.71%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.07%	0.00%	1.07%	-26.57%	3.03%	6.98%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.65%	0.00%	0.65%	-13.21%	0.38%	1.28%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	-14.97%	5.68%	9.69%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	0.00%	1.02%	-24.68%	2.35%	5.48%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	-27.69%	1.45%	4.85%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.92%	0.00%	0.92%	-11.52%	1.09%	2.20%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	-4.29%	8.32%	10.83%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	-7.35%	8.10%	9.94%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.40%*	0.00%	1.40%	-8.16%	1.48%	3.98%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Templeton Institutional, LLC	1.25%*	0.00%	1.25%	-26.06%	0.24%	2.89%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.71%	0.00%	0.71%	-5.47%	4.30%	5.51%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 Investment Advisor: Franklin Mutual Advisers, LLC	0.94%	0.00%	0.94%	-7.43%	3.15%	6.73%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.90%*	0.00%	0.90%	-10.57%	10.04%	11.86%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.06%*	0.00%	1.06%	-10.75%	-0.07%	1.30%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.76%	0.00%	0.76%	-9.75%	-0.58%	0.06%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.77%*	0.00%	0.77%	-4.95%	-2.32%	-0.78%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.36%*	0.00%	1.36%	-6.61%	1.00%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.97%*	0.00%	0.97%	-19.16%	0.92%	3.23%
Equity	Guggenheim Variable Funds Trust - Series B (Large Cap Value Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Guggenheim Investments	0.78%*	0.00%	0.78%	-1.32%	7.14%	10.53%
Equity	Guggenheim Variable Funds Trust - Series D (World Equity Income Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Guggenheim Investments	0.88%*	0.00%	0.88%	-9.12%	5.64%	7.59%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.87%*	0.00%	0.87%	-16.15%	0.15%	2.48%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.18%*	0.00%	1.18%	-0.85%	1.64%
Equity	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) Investment Advisor: Guggenheim Investments	1.06%*	0.00%	1.06%	-27.78%	5.98%	10.32%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.07%*	0.00%	1.07%	-9.70%	1.30%	3.48%
Equity	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) Investment Advisor: Guggenheim Investments	1.12%*	0.00%	1.12%	-3.74%	5.19%	7.85%
Equity	Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Guggenheim Investments	1.15%*	0.00%	1.15%	-26.61%	3.05%	9.37%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) Investment Advisor: Guggenheim Investments	1.04%*	0.00%	1.04%	-30.69%	9.52%	13.27%
Equity	Invesco - Invesco V.I. American Value Fund: Series II Shares This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2021 Investment Advisor: Invesco Advisers, Inc.	1.14%	0.00%	1.14%	-2.86%	6.32%	8.60%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	-14.52%	1.94%	3.29%
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	1.12%	8.03%	11.02%
Allocation	Invesco - Invesco V.I. Conservative Balanced Fund: Series II This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Invesco Advisers, Inc.	0.92%*	0.00%	0.92%	-17.02%	3.04%	4.99%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	-20.55%	6.19%	8.30%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.61%*	0.00%	0.61%	-14.53%	0.20%	2.12%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is no longer available to receive transfers or new premium payments effective August 19, 2022 Investment Advisor: Invesco Advisers, Inc.	0.86%*	0.00%	0.86%	-14.68%	-0.04%	1.87%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.67%	0.00%	0.67%	-1.68%	6.24%	9.80%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.57%	0.00%	0.57%	-7.51%	5.62%	8.40%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.91%	0.00%	0.91%	-18.31%	1.51%	4.41%
Equity	Invesco - Invesco V.I. Global Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.06%	0.00%	1.06%	-31.94%	2.59%	7.59%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	-24.93%	-0.91%	2.48%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.16%*	0.00%	1.16%	-11.71%	-1.53%	0.38%
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	-10.29%	-0.12%	0.43%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	-5.75%	6.04%	10.15%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.96%	0.00%	0.96%	-13.32%	8.30%	10.24%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Canada Ltd.	0.88%	0.00%	0.88%	-9.55%	1.36%	2.92%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.05%*	0.00%	1.05%	-20.31%	6.89%	10.49%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.18%	0.00%	1.18%	-14.45%	4.82%	7.72%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	-24.50%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.95%*	0.00%	0.95%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.95%*	0.00%	0.95%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	-21.15%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	-10.90%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.95%*	0.00%	0.95%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.95%*	0.00%	0.95%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	-9.74%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	-39.95%	6.31%	10.46%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	-27.16%	-0.01%	3.99%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.87%*	0.00%	0.87%	-14.74%	4.31%	4.45%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	1.06%*	0.00%	1.06%	-16.06%	5.58%	7.06%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.80%	0.00%	0.80%	-15.79%	0.39%	1.22%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.23%	0.00%	1.23%	50.47%	-1.66%	-0.39%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.00%	0.00%	1.00%	-27.20%	11.54%	13.97%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.92%	0.00%	0.92%	-10.97%	1.73%	3.58%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.81%*	0.00%	0.81%	-4.30%	0.82%	0.87%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	-30.80%	10.59%	11.39%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.25%	0.00%	1.25%	17.77%	1.99%	0.23%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.17%	0.00%	1.17%	-32.13%	8.43%	12.13%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.01%	0.00%	1.01%	-4.97%	8.30%	10.39%
Equity	Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.04%*	0.00%	1.04%	-11.29%	3.09%	7.21%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	-16.40%	6.69%	8.43%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	-15.94%	9.62%	13.39%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	-13.90%	0.25%	1.10%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.55%	0.00%	0.55%	-33.55%	9.75%	13.00%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.64%	0.00%	0.64%	-19.41%	6.55%	9.15%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%*	0.00%	0.87%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Janus Henderson Investors US LLC	0.97%	0.00%	0.97%	-37.12%	10.28%	15.34%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.67%	0.00%	0.67%	-5.56%	4.75%	8.52%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.89%	0.00%	0.89%	-8.60%	5.46%	3.97%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.56%	0.00%	0.56%	-29.89%	8.17%	11.44%
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Dimensional Fund Advisors LP	0.98%*	0.10%	1.08%	-11.63%	-0.44%	1.29%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%	0.00%	1.38%	-15.12%	-3.19%	-0.12%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.05%*	0.00%	1.05%	-17.38%	0.52%	4.55%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.11%*	0.00%	1.11%	-15.01%	0.28%	3.41%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.15%*	0.00%	1.15%	-15.52%	4.04%	8.94%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.82%	0.00%	0.82%	-26.41%	1.89%	8.49%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.74%	0.00%	0.74%	-8.10%	9.45%	11.42%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.76%	0.00%	0.76%	-32.24%	7.38%	12.77%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	-29.01%	8.28%	10.95%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.79%	0.00%	0.79%	-13.72%	0.61%	2.51%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.89%	0.00%	0.89%	-12.81%	1.01%	3.65%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	-13.54%	8.60%	11.21%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.94%	0.00%	0.94%	-9.43%	6.19%	9.80%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.81%	0.00%	0.81%	-12.89%	8.93%	9.77%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.99%*	0.00%	0.99%	-31.80%	9.30%	12.77%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	-29.99%	7.53%	9.71%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	0.00%	0.94%	-6.14%	7.08%	10.77%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	-15.18%	4.24%	6.03%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	-37.82%	3.83%	8.87%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.82%	0.00%	0.82%	-2.30%	2.67%	2.77%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: AQR Capital Management, LLC	0.78%	0.00%	0.78%	-8.44%	9.75%	12.24%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Insight North America LLC	0.48%*	0.00%	0.48%	-13.44%	0.53%	1.38%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.74%	0.00%	0.74%	-1.02%	9.27%	11.28%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%	0.00%	0.23%	-13.23%	-0.22%	0.82%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Atlanta Capital Management Company, LLC	0.86%*	0.00%	0.86%	-22.92%	5.64%	10.15%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Columbia Management Investment Advisers, LLC	0.84%	0.00%	0.84%	-5.86%	0.76%	3.17%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.60%*	0.00%	0.60%	-12.84%	-0.48%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.34%*	0.00%	1.34%	-24.92%	-4.54%	-0.47%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.33%	0.00%	0.33%	1.40%	1.01%	0.55%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.98%*	0.00%	0.98%	-14.12%	1.24%	4.51%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.31%	0.00%	0.31%	-14.14%	1.55%	4.51%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	-17.50%	3.12%	6.16%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	-16.49%	2.57%	5.40%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.22%*	0.00%	0.22%	-13.31%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.24%*	0.00%	0.24%	-15.96%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.43%*	0.00%	0.43%	-15.64%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.81%*	0.00%	0.81%	-12.49%	15.13%	15.27%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%	0.00%	0.26%	-13.27%	6.43%	10.52%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	0.93%*	0.00%	0.93%	-2.59%	5.21%	10.35%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners LTD	1.23%*	0.00%	1.23%	-38.08%	0.37%	4.00%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.18%	0.00%	0.18%	-18.20%	9.27%	12.39%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.28%	0.00%	0.28%	-20.46%	3.99%	8.91%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (formerly, Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares) Investment Advisor: Neuberger Berman Investment Advisers LLC	1.03%*	0.00%	1.03%	-9.75%	2.91%	8.39%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (formerly, Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares) Investment Advisor: Neuberger Berman Investment Advisers LLC	0.97%*	0.00%	0.97%	-28.73%	6.97%	10.22%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (formerly, Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares) Investment Advisor: Neuberger Berman Investment Advisers LLC	0.85%*	0.00%	0.85%	-5.19%	0.69%	0.70%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective June 12, 2020 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.93%*	0.00%	0.93%	-18.45%	7.40%	10.89%
Alternative	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (formerly, Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares) This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.06%*	0.00%	1.06%	-11.28%	4.01%
Fixed Income	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 Investment Advisor: BTS Asset Management, Inc.	1.63%	0.00%	1.63%	-13.12%	-3.43%
Equity	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Donoghue Forlines LLC	2.02%*	0.00%	2.02%	-10.35%	-0.64%	2.89%
Allocation	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 Investment Advisor: Donoghue Forlines LLC	1.66%	0.00%	1.66%	-22.56%	0.82%	6.81%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.10%	0.39%	-15.74%	5.12%	8.22%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	-15.88%	4.86%	7.90%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	-10.99%	3.18%	4.60%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	-11.15%	2.92%	4.29%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.33%	0.10%	0.43%	-8.60%	2.71%	3.19%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.58%	0.00%	0.58%	-8.85%	2.46%	2.93%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	-14.55%	4.57%	7.06%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	-14.70%	4.33%	6.80%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.51%	0.10%	0.61%	-11.75%	1.97%	3.36%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.76%	0.00%	0.76%	-11.85%	1.76%	3.13%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.49%	0.10%	0.59%	-13.45%	2.02%	4.03%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.74%	0.00%	0.74%	-13.73%	1.77%	3.77%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.50%	0.10%	0.60%	-13.22%	2.16%	3.97%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	-13.35%	1.92%	3.72%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	-12.66%	4.03%	5.81%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	-12.90%	3.77%	5.54%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	1.54%*	0.00%	1.54%	-11.84%	3.22%	3.25%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	1.39%*	0.00%	1.39%	-11.66%	3.37%	3.41%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	1.29%*	0.00%	1.29%	8.61%	7.03%	-1.56%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	-6.35%	1.06%	1.51%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.04%	0.00%	1.04%	-15.71%	-0.85%	0.97%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.96%	0.00%	0.96%	-11.00%	-0.92%	-0.31%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	-11.54%	0.53%	0.35%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class Investment Advisor: PIMCO	1.20%*	0.00%	1.20%	-18.36%	3.52%	3.12%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.76%	0.00%	0.76%	-10.28%	1.89%	3.53%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	0.82%	0.00%	0.82%	-7.78%	1.77%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	-10.15%	0.32%	2.22%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.99%	0.00%	0.99%	-18.98%	-3.13%	-1.61%
Fixed Income	PIMCO Variable Insurance Trust - Long- Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	1.14%	0.00%	1.14%	-28.87%	-2.54%	0.27%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	-5.74%	0.08%	0.42%
Allocation	PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: PIMCO	1.05%*	0.00%	1.05%	-16.56%	0.90%	3.91%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	-11.90%	1.96%	0.90%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.61%	0.00%	0.61%	-0.15%	1.27%	1.35%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	-14.30%	-0.18%	0.92%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	0.80%	0.00%	0.80%	-14.46%	0.04%	1.43%
Equity	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.03%	0.00%	1.03%	-7.94%	5.62%	10.17%
Equity	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.01%	0.00%	1.01%	-19.68%	10.35%	12.32%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.19%*	0.00%	1.19%	-11.44%	0.89%	3.11%
Equity	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.03%	0.00%	1.03%	-5.89%	5.04%	9.12%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.04%*	0.00%	1.04%	-12.84%	0.45%	1.71%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-7.97%	0.60%	2.87%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-24.42%	-3.01%	1.64%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-19.88%	0.40%	8.08%
Miscellaneous	ProFunds - ProFund VP Bear Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.11%	-12.04%	-13.86%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	-7.71%	6.00%	12.08%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-19.74%	7.31%	10.37%
Equity	ProFunds - ProFund VP Communication Services (formerly, ProFunds - ProFund VP Telecommunications) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-21.22%	-1.28%	2.48%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Consumer Discretionary (formerly, ProFunds - ProFund VP Consumer Services) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-31.53%	3.97%	9.45%
Equity	ProFunds - ProFund VP Consumer Staples (formerly, ProFunds - ProFund VP Consumer Goods) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-24.70%	4.95%	8.38%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-16.19%	-1.73%	0.13%
Equity	ProFunds - ProFund VP Energy (formerly, ProFunds - ProFund VP Oil & Gas) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	59.43%	6.57%	3.42%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-7.76%	1.07%	3.03%
Fixed Income	ProFunds - ProFund VP Falling U.S. Dollar Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-8.76%	-4.25%	-4.47%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-15.14%	4.82%	9.74%
Money Market	ProFunds - ProFund VP Government Money Market This Sub-Account is no longer available to receive transfers or new purchase payments effective July 3, 2019 Investment Advisor: ProFund Advisors LLC	1.35%*	0.00%	1.35%	1.02%	0.45%	0.24%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.02%	10.26%	13.12%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-15.60%	5.48%	10.22%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	-16.45%	-0.85%	2.05%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-46.13%	1.17%	10.88%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-9.92%	2.84%	8.28%
Equity	ProFunds - ProFund VP Large-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-30.64%	8.33%	11.63%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Large-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.82%	5.83%	9.04%
Equity	ProFunds - ProFund VP Materials (formerly, ProFunds - ProFund VP Basic Materials) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-9.14%	5.21%	6.89%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-20.34%	4.26%	8.59%
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-8.45%	5.31%	9.06%
Allocation	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-14.92%	4.39%	8.38%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-33.91%	10.00%	14.07%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.13%	4.67%	8.15%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-11.02%	4.90%	-4.05%
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-26.56%	2.43%	4.92%
Miscellaneous	ProFunds - ProFund VP Rising Rates Opportunity Investment Advisor: ProFund Advisors LLC	1.66%	0.00%	1.66%	58.47%	-0.03%	-3.97%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-37.50%	12.57%	18.49%
Miscellaneous	ProFunds - ProFund VP Short Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	6.69%	-6.56%	-7.37%
Miscellaneous	ProFunds - ProFund VP Short International Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	12.45%	-5.06%	-7.67%
Miscellaneous	ProFunds - ProFund VP Short Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	9.37%	-11.83%	-13.84%
Miscellaneous	ProFunds - ProFund VP Short NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	35.06%	-16.57%	-18.18%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Miscellaneous	ProFunds - ProFund VP Short Small- Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.81%	-10.72%	-13.44%
Equity	ProFunds - ProFund VP Small-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-22.41%	4.29%	9.30%
Equity	ProFunds - ProFund VP Small-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-12.41%	3.65%	8.49%
Equity	ProFunds - ProFund VP Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-21.85%	2.14%	7.03%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	-35.72%	12.25%	15.15%
Fixed Income	ProFunds - ProFund VP U.S. Government Plus Investment Advisor: ProFund Advisors LLC	1.38%*	0.00%	1.38%	-41.70%	-6.07%	-1.84%
Equity	ProFunds - ProFund VP UltraBull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-39.12%	9.32%	18.04%
Equity	ProFunds - ProFund VP UltraMid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-32.17%	2.53%	13.66%
Equity	ProFunds - ProFund VP UltraNASDAQ- 100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-60.93%	12.50%	24.72%
Miscellaneous	ProFunds - ProFund VP UltraShort NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	56.04%	-35.50%	-35.78%
Allocation	ProFunds - ProFund VP UltraSmall-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-43.68%	-2.75%	10.04%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-0.25%	7.27%	9.21%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	1.07%*	0.00%	1.07%	-2.35%	-0.17%	1.70%
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.99%	0.00%	0.99%	-11.60%	1.39%	3.22%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	0.86%	0.00%	0.86%	-13.81%	-0.51%	1.16%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.15%	0.00%	1.15%	-6.81%	1.97%	4.19%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.82%	0.00%	0.82%	-3.13%	9.26%	11.76%
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.75%*	0.00%	0.75%	-10.07%	-0.91%	0.07%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.91%	0.00%	0.91%	-22.91%	10.48%	13.48%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.08%*	0.00%	1.08%	-22.43%	6.30%	5.73%
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.08%*	0.00%	1.08%	-9.20%	3.39%	6.33%
Allocation	Russell Investment Funds - Balanced Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.92%*	0.00%	0.92%	-16.35%	2.01%	4.48%
Allocation	Russell Investment Funds - Equity Growth Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.00%*	0.00%	1.00%	-17.68%	3.00%	6.05%
Equity	Russell Investment Funds - Global Real Estate Securities Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.91%	0.00%	0.91%	-26.77%	0.27%	3.36%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Russell Investment Funds - International Developed Markets Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.02%*	0.00%	1.02%	-13.04%	0.96%	4.47%
Allocation	Russell Investment Funds - Moderate Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.84%*	0.00%	0.84%	-15.65%	0.77%	3.08%
Fixed Income	Russell Investment Funds - Strategic Bond Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.67%	0.00%	0.67%	-14.28%	-0.23%	0.94%
Equity	Russell Investment Funds - U.S. Small Cap Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.12%*	0.00%	1.12%	-15.96%	5.24%	8.85%
Equity	Russell Investment Funds - U.S. Strategic Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.96%	0.00%	0.96%	-20.86%	6.79%	10.79%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-17.02%	1.02%	6.71%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-9.65%	5.92%	5.71%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-13.31%	3.79%	10.76%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.71%*	0.00%	1.71%	22.88%	5.33%	-4.49%
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-0.91%	4.86%	8.62%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Miscellaneous	Rydex Variable Trust - Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.84%*	0.00%	1.84%	-20.49%	7.54%	18.43%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-32.70%	15.07%	18.82%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	48.29%	3.17%	0.09%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	42.56%	-10.63%	-10.18%
Equity	Rydex Variable Trust - Europe 1.25x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	-13.07%	1.48%	2.78%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-18.11%	4.45%	8.66%
Alternative	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	11.28%	2.54%	1.75%
Miscellaneous	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund Investment Advisor: Guggenheim Investments	1.39%*	0.00%	1.39%	-40.82%	-5.90%	-1.71%
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund Investment Advisor: Guggenheim Investments	1.78%	0.00%	1.78%	-14.39%	0.43%	3.74%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-12.00%	9.02%	12.18%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	-11.48%	0.22%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-44.84%	0.46%	9.11%
Miscellaneous	Rydex Variable Trust - Inverse Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	5.06%	-24.90%	-27.27%
Miscellaneous	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund Investment Advisor: Guggenheim Investments	4.45%*	0.00%	4.45%	46.20%	0.95%	-2.30%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Miscellaneous	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	9.07%	-11.08%	-13.08%
Miscellaneous	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	34.84%	-15.29%	-17.30%
Miscellaneous	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund Investment Advisor: Guggenheim Investments	1.83%*	0.00%	1.83%	17.36%	-10.20%	-12.80%
Miscellaneous	Rydex Variable Trust - Inverse S&P 500 Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	16.59%	-11.95%	-13.62%
Miscellaneous	Rydex Variable Trust - Japan 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.70%*	0.00%	1.70%	-42.99%	-5.92%	5.95%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-27.56%	-0.20%	7.18%
Allocation	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	-23.20%	-0.65%	9.34%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund Investment Advisor: Guggenheim Investments	1.67%*	0.00%	1.67%	-3.40%	2.25%	2.25%
Miscellaneous	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.82%*	0.00%	1.82%	-61.04%	12.83%	25.36%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	-34.14%	10.00%	14.37%
Equity	Rydex Variable Trust - Nova Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	-30.26%	9.13%	15.27%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	-11.08%	6.60%	-2.75%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-27.40%	1.12%	4.29%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-26.52%	7.28%	8.88%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	-33.46%	0.69%	9.31%
Miscellaneous	Rydex Variable Trust - Russell 2000® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	-43.01%	-1.82%	10.44%
Equity	Rydex Variable Trust - S&P 500 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-39.77%	9.13%	18.65%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-28.35%	6.82%	11.04%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-2.55%	4.27%	9.37%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-22.62%	2.17%	6.15%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-5.22%	5.80%	9.46%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-29.90%	-0.20%	6.74%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-8.24%	3.47%	6.90%
Miscellaneous	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.93%*	0.00%	1.93%	15.67%	5.26%	4.41%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-36.25%	9.56%	13.38%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-25.85%	-1.05%	2.86%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-35.03%	1.76%	9.34%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Money Market	Rydex Variable Trust - U.S. Government Money Market Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective January 3, 2012 Investment Advisor: Guggenheim Investments	0.91%*	0.00%	0.91%	0.73%	0.45%	0.23%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	1.04%	6.28%	8.52%
Miscellaneous	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	-18.45%	-8.34%	-7.78%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	-38.66%	4.89%	11.40%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%*	0.00%	0.99%	-3.59%	6.77%	9.41%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	0.00%	1.19%	-12.69%	10.56%	15.35%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%*	0.00%	1.09%	-22.75%	6.94%	11.68%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	-4.93%	0.83%	0.64%
Alternative	The Merger Fund VL - The Merger Fund VL: Class I (formerly, The Merger Fund VL - The Merger Fund VL) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC	1.57%*	0.00%	1.57%	0.88%	4.48%	3.16%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	16.11%	4.38%	5.98%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I Investment Advisor: Redwood Investment Management, LLC	1.49%*	0.00%	1.49%	-7.15%	2.50%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: Redwood Investment Management, LLC	1.99%*	0.00%	1.99%	-7.60%	2.01%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	-6.93%	0.56%	-0.09%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This Portfolio is only available in policies issued before May 1, 2023 Investment Advisor: Van Eck Associates Corporation	1.18%	0.00%	1.18%	-24.36%	-4.83%	1.25%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	-13.36%	3.85%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.09%	0.00%	1.09%	8.39%	4.26%	0.35%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.21%	0.35%	0.56%	-14.30%	5.96%	8.41%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.35%	0.69%	-15.48%	8.57%	13.75%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	-14.90%	2.52%	4.52%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.29%	0.35%	0.64%	-11.49%	8.08%	10.08%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.30%	0.35%	0.65%	-0.66%	8.51%	11.58%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.14%	0.35%	0.49%	-18.23%	9.27%	12.40%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.35%	0.48%	-13.13%	-0.12%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.34%	0.35%	0.69%	-33.37%	8.55%	12.49%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.25%	0.35%	0.60%	-9.36%	2.24%	3.62%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.41%	0.35%	0.76%	-30.12%	4.45%	7.58%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.17%	0.35%	0.52%	-18.82%	7.18%	10.95%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.12%	0.35%	0.47%	-15.93%	3.65%	6.14%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.26%	0.35%	0.61%	-26.30%	3.69%	6.36%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	-5.72%	1.10%	1.44%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)	0.29%	0.00%	0.29%	-25.35%	4.53%	10.06%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	-13.21%	-0.10%	0.92%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.11%	0.35%	0.46%	-16.01%	1.01%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	-19.59%	8.55%	11.92%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co.	1.10%*	0.00%	1.10%	-26.09%	4.88%	6.92%
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Virtus Fixed Income Advisers, LLC	0.92%	0.00%	0.92%	-9.52%	0.93%	2.31%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Sustainable Growth Advisers, LP	1.14%*	0.00%	1.14%	-18.61%	1.49%	1.31%

Monument Contract No. 22-4056 | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided.
Monument Contract No. 22-4056 | InvestmentadvisoryfeesMember
Prospectus:
Principal Risk [Text Block]	Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Monument Contract No. 22-4056 | ActivetradingMember
Prospectus:
Principal Risk [Text Block]	Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
Monument Contract No. 22-4056 | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations.
Monument Contract No. 22-4056 | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.
Monument Contract No. 22-4056 | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Us potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Our ability to electronically interact with service providers. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. In connection with any such cyber-attack, We and/or Our service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. We will not, however, be responsible for any adverse impact to Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Monument Contract No. 22-4056 | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Monument Contract No. 22-4056 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Monument Contract No. 22-4056 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
Monument Contract No. 22-4056 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this Contract is subject to the risk of poor investment performance of the Investment Options chosen by the Owner.• Each investment Option has its own unique risks.• Review the prospectuses and disclosures for the Investment Options before making an investment decision.See Principal Risks.
Monument Contract No. 22-4056 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-free phone number indicated in Contacting Us (see Principal Risks).
Monument Contract No. 22-4056 | AdvisorsPreferredTrustGoldBullionStrategyPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Portfolio Company Adviser [Text Block]	Advisors Preferred, LLC
Portfolio Company Subadviser [Text Block]	Flexible Plan Investments, Ltd.
Current Expenses [Percent]	1.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.61%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Monument Contract No. 22-4056 | AlgerCapitalAppreciationPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Alger Capital Appreciation Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	36.52%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	11.90%
Monument Contract No. 22-4056 | AlgerLargeCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Alger Large Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	41.97%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.62%
Monument Contract No. 22-4056 | AlgerMidCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	38.32%
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Monument Contract No. 22-4056 | AlgerSmallCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Alger Small Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	38.01%
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Monument Contract No. 22-4056 | AllianceBernsteinVariableProductsSeriesFundIncABVPSDiscoveryValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.82%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Monument Contract No. 22-4056 | AllianceBernsteinVariableProductsSeriesFundIncABVPSDynamicAssetAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.68%
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	3.07%
Monument Contract No. 22-4056 | AllianceBernsteinVariableProductsSeriesFundIncABVPSInternationalValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	2.55%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Monument Contract No. 22-4056 | AllianceBernsteinVariableProductsSeriesFundIncABVPSRelativeValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	4.19%
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.37%
Monument Contract No. 22-4056 | AllianceBernsteinVariableProductsSeriesFundIncABVPSSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	39.26%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	10.56%
Monument Contract No. 22-4056 | AllianceBernsteinVariableProductsSeriesFundIncABVPSSustainableGlobalThematicGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	27.17%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Monument Contract No. 22-4056 | AllianceBernsteinVariableProductsSeriesFundIncABVPSSustainableInternationalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	27.81%
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Monument Contract No. 22-4056 | AllspringVariableTrustVTDiscoverySMIDCapGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	37.85%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	9.38%
Monument Contract No. 22-4056 | AllspringVariableTrustVTOpportunityFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Opportunity Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	10.68%
Monument Contract No. 22-4056 | ALPSVariableInvestmentTrustALPSGlobalOpportunityPortfolioClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.23%
Average Annual Total Returns, 1 Year [Percent]	28.91%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Monument Contract No. 22-4056 | ALPSVariableInvestmentTrustALPSAlerianEnergyInfrastructurePortfolioClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Monument Contract No. 22-4056 | ALPSVariableInvestmentTrustMorningstarAggressiveGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.17%
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Monument Contract No. 22-4056 | ALPSVariableInvestmentTrustMorningstarBalancedETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Monument Contract No. 22-4056 | ALPSVariableInvestmentTrustMorningstarConservativeETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	0.54%
Average Annual Total Returns, 10 Years [Percent]	1.74%
Monument Contract No. 22-4056 | ALPSVariableInvestmentTrustMorningstarGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.25%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.32%
Monument Contract No. 22-4056 | ALPSVariableInvestmentTrustMorningstarIncomeGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.54%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Monument Contract No. 22-4056 | AmericanCenturyVariablePortfoliosIIIncAmericanCenturyVPInflationProtectionFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
Monument Contract No. 22-4056 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPBalancedFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.27%
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Monument Contract No. 22-4056 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPDisciplinedCoreValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	12.74%
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Monument Contract No. 22-4056 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPInternationalFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	24.75%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Monument Contract No. 22-4056 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPLargeCompanyValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	0.26%
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	10.29%
Monument Contract No. 22-4056 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPMidCapValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	1.19%
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	11.01%
Monument Contract No. 22-4056 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPUltraFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	32.38%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	14.12%
Monument Contract No. 22-4056 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	0.54%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesAmericanFundsMortgageFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.16%
Average Annual Total Returns, 5 Years [Percent]	0.11%
Average Annual Total Returns, 10 Years [Percent]	0.75%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesAmericanHighIncomeTrustClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American High-Income Trust: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.53%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	3.64%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	13.66%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesCapitalIncomeBuilderClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital Income Builder®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesCapitalWorldBondFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Bond Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.84%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	0.70%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesCapitalWorldGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesGlobalGrowthFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	24.92%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	29.69%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesGrowthFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	16.71%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesInternationalFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	21.02%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	3.67%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesInternationalGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	3.37%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesManagedRiskAssetAllocationFundClassP2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesManagedRiskGrowthFundClassP2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Growth Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	24.88%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesManagedRiskGrowthIncomeFundClassP2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Growth-Income Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	4.06%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesManagedRiskInternationalFundClassP2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk International Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	2.60%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesManagedRiskWashingtonMutualInvestorsFundClassP2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesNewWorldFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	22.25%
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - The Bond Fund of America: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.12%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesUSGovernmentSecuritiesFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	11.20%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	0.70%
Monument Contract No. 22-4056 | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
Monument Contract No. 22-4056 | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	10.96%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	3.80%
Monument Contract No. 22-4056 | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	0.92%
Monument Contract No. 22-4056 | BlackRockVariableSeriesFundsIncBlackRockAdvantageLargeCapCoreVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	8.22%
Average Annual Total Returns, 10 Years [Percent]	11.56%
Monument Contract No. 22-4056 | BlackRockVariableSeriesFundsIncBlackRockAdvantageLargeCapValueVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.41%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	10.14%
Monument Contract No. 22-4056 | BlackRockVariableSeriesFundsIncBlackRockCapitalAppreciationVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	37.81%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Monument Contract No. 22-4056 | BlackRockVariableSeriesFundsIncBlackRockEquityDividendVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	9.85%
Monument Contract No. 22-4056 | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Monument Contract No. 22-4056 | BlackRockVariableSeriesFundsIncBlackRockLargeCapFocusGrowthVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	38.25%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Monument Contract No. 22-4056 | BNYMellonInvestmentPortfoliosSmallCapStockIndexPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	16.65%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Monument Contract No. 22-4056 | BNYMellonStockIndexFundIncInitialSharesMember
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	18.32%
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	12.28%
Monument Contract No. 22-4056 | BNYMellonSustainableUSEquityPortfolioIncInitialSharesMember
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	22.87%
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	11.36%
Monument Contract No. 22-4056 | CalvertVariableSeriesIncCalvertVPSRIBalancedPortfolioClassFMember
Prospectus:
Portfolio Company Name [Text Block]	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Monument Contract No. 22-4056 | ColumbiaFundsVariableInsuranceTrustColumbiaVariablePortfolioStrategicIncomeFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	2.10%
Monument Contract No. 22-4056 | ColumbiaFundsVariableInsuranceTrustIIColumbiaVariablePortfolioSeligmanGlobalTechnologyClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	31.86%
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	18.39%
Monument Contract No. 22-4056 | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioSelectLargeCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	1.84%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	12.11%
Monument Contract No. 22-4056 | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioSelectSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.71%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	9.39%
Monument Contract No. 22-4056 | CreditSuisseTrustCommodityReturnStrategyPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1
Portfolio Company Adviser [Text Block]	Credit Suisse Asset Management, LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.03%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	1.34%
Monument Contract No. 22-4056 | DelawareVIPTrustDelawareVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.36%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Monument Contract No. 22-4056 | DFAInvestmentDimensionsGroupIncVAEquityAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.68%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Monument Contract No. 22-4056 | DFAInvestmentDimensionsGroupIncVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	0.76%
Monument Contract No. 22-4056 | DFAInvestmentDimensionsGroupIncVAGlobalModerateAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.96%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Monument Contract No. 22-4056 | DFAInvestmentDimensionsGroupIncVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Monument Contract No. 22-4056 | DFAInvestmentDimensionsGroupIncVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	3.46%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Monument Contract No. 22-4056 | DFAInvestmentDimensionsGroupIncVAShortTermFixedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	1.16%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	0.58%
Monument Contract No. 22-4056 | DFAInvestmentDimensionsGroupIncVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	4.88%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	10.71%
Monument Contract No. 22-4056 | DFAInvestmentDimensionsGroupIncVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	4.21%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	11.05%
Monument Contract No. 22-4056 | EatonVanceVariableTrustEatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	2.68%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Monument Contract No. 22-4056 | FederatedHermesInsuranceSeriesFederatedHermesHighIncomeBondFundIIPrimarySharesMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	3.58%
Monument Contract No. 22-4056 | FederatedHermesInsuranceSeriesFederatedHermesKaufmannFundIIServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp.
Current Expenses [Percent]	1.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.80%
Average Annual Total Returns, 1 Year [Percent]	30.26%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	10.53%
Monument Contract No. 22-4056 | FederatedHermesInsuranceSeriesFederatedHermesManagedVolatilityFundIIPrimarySharesMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsVIPFundsManager20PortfolioServiceClass2Member
Prospectus:
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	2.78%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsVIPFundsManager50PortfolioServiceClass2Member
Prospectus:
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.04%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsVIPFundsManager60PortfolioServiceClass2Member
Prospectus:
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	6.49%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsVIPFundsManager70PortfolioServiceClass2Member
Prospectus:
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsVIPTargetVolatilityPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - VIP Target Volatility Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	15.65%
Average Annual Total Returns, 5 Years [Percent]	2.81%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundFidelityVIPFreedomIncomeFundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.26%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	18.19%
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	26.49%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPDisciplinedSmallCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	18.45%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPDynamicCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	21.05%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPEnergyPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	62.87%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPEquityIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.24%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPFloatingRateHighIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	0.52%
Average Annual Total Returns, 5 Years [Percent]	3.17%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPGrowthIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	5.17%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	11.30%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	38.32%
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	14.81%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	24.64%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	14.52%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPHighIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	2.71%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPInternationalCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	26.57%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.97%
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPOverseasPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	24.68%
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPRealEstatePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	27.69%
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	4.85%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPStrategicIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.20%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPValuePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.29%
Average Annual Total Returns, 5 Years [Percent]	8.32%
Average Annual Total Returns, 10 Years [Percent]	10.83%
Monument Contract No. 22-4056 | FidelityVariableInsuranceProductsFundVIPValueStrategiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	7.35%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	9.94%
Monument Contract No. 22-4056 | FirstEagleVariableFundsOverseasVariableFundMember
Prospectus:
Portfolio Company Name [Text Block]	First Eagle Variable Funds - Overseas Variable Fund
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Monument Contract No. 22-4056 | FranklinTempletonVariableInsuranceProductsTrustFranklinGlobalRealEstateVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Templeton Institutional, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	26.06%
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Monument Contract No. 22-4056 | FranklinTempletonVariableInsuranceProductsTrustFranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	5.47%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Monument Contract No. 22-4056 | FranklinTempletonVariableInsuranceProductsTrustFranklinMutualSharesVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	6.73%
Monument Contract No. 22-4056 | FranklinTempletonVariableInsuranceProductsTrustFranklinRisingDividendsVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.57%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.86%
Monument Contract No. 22-4056 | FranklinTempletonVariableInsuranceProductsTrustFranklinStrategicIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	1.30%
Monument Contract No. 22-4056 | FranklinTempletonVariableInsuranceProductsTrustFranklinUSGovernmentSecuritiesVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	0.06%
Monument Contract No. 22-4056 | FranklinTempletonVariableInsuranceProductsTrustTempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	0.78%
Monument Contract No. 22-4056 | GoldmanSachsVariableInsuranceTrustGoldmanSachsMultiStrategyAlternativesPortfolioAdvisorSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	6.61%
Average Annual Total Returns, 5 Years [Percent]	1.00%
Monument Contract No. 22-4056 | GoldmanSachsVariableInsuranceTrustGoldmanSachsTrendDrivenAllocationFundServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	19.16%
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	3.23%
Monument Contract No. 22-4056 | GuggenheimVariableFundsTrustSeriesBLargeCapValueSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series B (Large Cap Value Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	1.32%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.53%
Monument Contract No. 22-4056 | GuggenheimVariableFundsTrustSeriesDWorldEquityIncomeSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.12%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	7.59%
Monument Contract No. 22-4056 | GuggenheimVariableFundsTrustSeriesETotalReturnBondSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	16.15%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.48%
Monument Contract No. 22-4056 | GuggenheimVariableFundsTrustSeriesFFloatingRateStrategiesSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	0.85%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Monument Contract No. 22-4056 | GuggenheimVariableFundsTrustSeriesJStylePlusMidGrowthSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	27.78%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Monument Contract No. 22-4056 | GuggenheimVariableFundsTrustSeriesPHighYieldSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series P (High Yield Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	9.70%
Average Annual Total Returns, 5 Years [Percent]	1.30%
Average Annual Total Returns, 10 Years [Percent]	3.48%
Monument Contract No. 22-4056 | GuggenheimVariableFundsTrustSeriesQSmallCapValueSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	3.74%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Monument Contract No. 22-4056 | GuggenheimVariableFundsTrustSeriesXStylePlusSmallGrowthSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	26.61%
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	9.37%
Monument Contract No. 22-4056 | GuggenheimVariableFundsTrustSeriesYStylePlusLargeGrowthSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	30.69%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	13.27%
Monument Contract No. 22-4056 | InvescoInvescoVIAmericanValueFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. American Value Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	2.86%
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	8.60%
Monument Contract No. 22-4056 | InvescoInvescoVIBalancedRiskAllocationFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	3.29%
Monument Contract No. 22-4056 | InvescoInvescoVIComstockFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Comstock Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	1.12%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	11.02%
Monument Contract No. 22-4056 | InvescoInvescoVIConservativeBalancedFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Conservative Balanced Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Monument Contract No. 22-4056 | InvescoInvescoVICoreEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	20.55%
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Monument Contract No. 22-4056 | InvescoInvescoVICorePlusBondFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.53%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	2.12%
Monument Contract No. 22-4056 | InvescoInvescoVICorePlusBondFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.87%
Monument Contract No. 22-4056 | InvescoInvescoVIDiversifiedDividendFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	1.68%
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Monument Contract No. 22-4056 | InvescoInvescoVIEquityandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	7.51%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Monument Contract No. 22-4056 | InvescoInvescoVIEQVInternationalEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	18.31%
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Monument Contract No. 22-4056 | InvescoInvescoVIGlobalFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	31.94%
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.59%
Monument Contract No. 22-4056 | InvescoInvescoVIGlobalRealEstateFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	24.93%
Average Annual Total Returns, 5 Years [Percent]	0.91%
Average Annual Total Returns, 10 Years [Percent]	2.48%
Monument Contract No. 22-4056 | InvescoInvescoVIGlobalStrategicIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	0.38%
Monument Contract No. 22-4056 | InvescoInvescoVIGovernmentSecuritiesFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	0.12%
Average Annual Total Returns, 10 Years [Percent]	0.43%
Monument Contract No. 22-4056 | InvescoInvescoVIGrowthandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.75%
Average Annual Total Returns, 5 Years [Percent]	6.04%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Monument Contract No. 22-4056 | InvescoInvescoVIHealthCareFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Health Care Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	10.24%
Monument Contract No. 22-4056 | InvescoInvescoVIHighYieldFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. High Yield Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Canada Ltd.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	2.92%
Monument Contract No. 22-4056 | InvescoInvescoVIMainStreetFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	20.31%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	10.49%
Monument Contract No. 22-4056 | InvescoInvescoVIMainStreetMidCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	14.45%
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Monument Contract No. 22-4056 | InvescoInvescoVINasdaq100BufferFundDecemberSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	24.50%
Monument Contract No. 22-4056 | InvescoInvescoVINasdaq100BufferFundJuneSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Monument Contract No. 22-4056 | InvescoInvescoVINasdaq100BufferFundMarchSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Monument Contract No. 22-4056 | InvescoInvescoVINasdaq100BufferFundSeptemberSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	21.15%
Monument Contract No. 22-4056 | InvescoInvescoVISP500BufferFundDecemberSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.90%
Monument Contract No. 22-4056 | InvescoInvescoVISP500BufferFundJuneSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Monument Contract No. 22-4056 | InvescoInvescoVISP500BufferFundMarchSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Monument Contract No. 22-4056 | InvescoInvescoVISP500BufferFundSeptemberSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	9.74%
Monument Contract No. 22-4056 | InvescoInvescoVITechnologyFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Technology Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	39.95%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Monument Contract No. 22-4056 | InvescoOppenheimerVIInternationalGrowthFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	27.16%
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	3.99%
Monument Contract No. 22-4056 | IvyVariableInsurancePortfoliosDelawareIvyAssetStrategyClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.74%
Average Annual Total Returns, 5 Years [Percent]	4.31%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Monument Contract No. 22-4056 | IvyVariableInsurancePortfoliosDelawareIvyBalancedClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.06%
Average Annual Total Returns, 5 Years [Percent]	5.58%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Monument Contract No. 22-4056 | IvyVariableInsurancePortfoliosDelawareIvyCorporateBondClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	1.22%
Monument Contract No. 22-4056 | IvyVariableInsurancePortfoliosDelawareIvyEnergyClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	50.47%
Average Annual Total Returns, 5 Years [Percent]	1.66%
Average Annual Total Returns, 10 Years [Percent]	0.39%
Monument Contract No. 22-4056 | IvyVariableInsurancePortfoliosDelawareIvyGrowthClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	27.20%
Average Annual Total Returns, 5 Years [Percent]	11.54%
Average Annual Total Returns, 10 Years [Percent]	13.97%
Monument Contract No. 22-4056 | IvyVariableInsurancePortfoliosDelawareIvyHighIncomeClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	10.97%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	3.58%
Monument Contract No. 22-4056 | IvyVariableInsurancePortfoliosDelawareIvyLimitedTermBondClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	4.30%
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	0.87%
Monument Contract No. 22-4056 | IvyVariableInsurancePortfoliosDelawareIvyMidCapGrowthClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	30.80%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Monument Contract No. 22-4056 | IvyVariableInsurancePortfoliosDelawareIvyNaturalResourcesClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	0.23%
Monument Contract No. 22-4056 | IvyVariableInsurancePortfoliosDelawareIvyScienceandTechnologyClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	32.13%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	12.13%
Monument Contract No. 22-4056 | IvyVariableInsurancePortfoliosDelawareIvyValueClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	4.97%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	10.39%
Monument Contract No. 22-4056 | IvyVariableInsurancePortfoliosDelawareVIPGlobalValueEquityClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.29%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	7.21%
Monument Contract No. 22-4056 | JanusAspenSeriesJanusHendersonBalancedPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.40%
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Monument Contract No. 22-4056 | JanusAspenSeriesJanusHendersonEnterprisePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.94%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	13.39%
Monument Contract No. 22-4056 | JanusAspenSeriesJanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Monument Contract No. 22-4056 | JanusAspenSeriesJanusHendersonFortyPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	33.55%
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Monument Contract No. 22-4056 | JanusAspenSeriesJanusHendersonGlobalResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	19.41%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Monument Contract No. 22-4056 | JanusAspenSeriesJanusHendersonGlobalSustainableEquityPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Monument Contract No. 22-4056 | JanusAspenSeriesJanusHendersonGlobalTechnologyandInnovationPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	37.12%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	15.34%
Monument Contract No. 22-4056 | JanusAspenSeriesJanusHendersonMidCapValuePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Monument Contract No. 22-4056 | JanusAspenSeriesJanusHendersonOverseasPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Monument Contract No. 22-4056 | JanusAspenSeriesJanusHendersonResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	29.89%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	11.44%
Monument Contract No. 22-4056 | JohnHancockVariableInsuranceTrustEmergingMarketsValueTrustSeriesNAVMember
Prospectus:
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	11.63%
Average Annual Total Returns, 5 Years [Percent]	0.44%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Monument Contract No. 22-4056 | LazardRetirementSeriesIncLazardRetirementEmergingMarketsEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	15.12%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	0.12%
Monument Contract No. 22-4056 | LazardRetirementSeriesIncLazardRetirementGlobalDynamicMultiAssetPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.38%
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	4.55%
Monument Contract No. 22-4056 | LazardRetirementSeriesIncLazardRetirementInternationalEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	15.01%
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Monument Contract No. 22-4056 | LazardRetirementSeriesIncLazardRetirementUSSmallMidCapEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Monument Contract No. 22-4056 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableAggressiveGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	26.41%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Monument Contract No. 22-4056 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableDividendStrategyPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	9.45%
Average Annual Total Returns, 10 Years [Percent]	11.42%
Monument Contract No. 22-4056 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	32.24%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	12.77%
Monument Contract No. 22-4056 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableSmallCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	29.01%
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Monument Contract No. 22-4056 | LeggMasonPartnersVariableIncomeTrustWesternAssetVariableGlobalHighYieldBondPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Monument Contract No. 22-4056 | LordAbbettSeriesFundIncBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.65%
Monument Contract No. 22-4056 | LordAbbettSeriesFundIncDividendGrowthPortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.54%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Monument Contract No. 22-4056 | LordAbbettSeriesFundIncGrowthandIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	9.43%
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Monument Contract No. 22-4056 | MainStayVPFundsTrustMainStayVPMacKayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	12.89%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Monument Contract No. 22-4056 | MFSVariableInsuranceTrustMFSGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	31.80%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.77%
Monument Contract No. 22-4056 | MFSVariableInsuranceTrustMFSNewDiscoverySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	29.99%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Monument Contract No. 22-4056 | MFSVariableInsuranceTrustMFSValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Monument Contract No. 22-4056 | MFSVariableInsuranceTrustIIMFSInternationalGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	15.18%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.03%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITAllspringDiscoveryFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	37.82%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	8.87%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITAmundiMultiSectorBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	2.30%
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	2.77%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITAQRLargeCapDefensiveStyleFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	AQR Capital Management, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	12.24%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITBNYMellonCorePlusBondFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	13.44%
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	1.38%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSEquityIncomeClassXMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	1.02%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITBondIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	13.23%
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	0.82%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITCalvertEquityFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	22.92%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITColumbiaOverseasValueFundClassXMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	5.86%
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	3.17%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITDoubleLineTotalReturnTacticalFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	0.48%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITEmergingMarketsFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd and Loomis, Sayles & Company L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	24.92%
Average Annual Total Returns, 5 Years [Percent]	4.54%
Average Annual Total Returns, 10 Years [Percent]	0.47%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	0.55%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITInternationalEquityFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	14.12%
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITInvestorDestinationsCapitalAppreciationFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.50%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITInvestorDestinationsModerateFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	2.57%
Average Annual Total Returns, 10 Years [Percent]	5.40%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	13.31%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	15.96%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITJPMorganMozaicMultiAssetFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	15.64%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	15.13%
Average Annual Total Returns, 10 Years [Percent]	15.27%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	10.52%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITMultiManagerMidCapValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	2.59%
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITNSPartnersInternationalFocusedGrowthFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners LTD
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	38.08%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	4.00%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITSP500IndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	18.20%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.39%
Monument Contract No. 22-4056 | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	20.46%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	8.91%
Monument Contract No. 22-4056 | NeubergerBermanAdvisersManagementTrustMidCapIntrinsicValuePortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	8.39%
Monument Contract No. 22-4056 | NeubergerBermanAdvisersManagementTrustMidCapGrowthPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	28.73%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Monument Contract No. 22-4056 | NeubergerBermanAdvisersManagementTrustShortDurationBondPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.19%
Average Annual Total Returns, 5 Years [Percent]	0.69%
Average Annual Total Returns, 10 Years [Percent]	0.70%
Monument Contract No. 22-4056 | NeubergerBermanAdvisersManagementTrustSustainableEquityPortfolioIClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	18.45%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
Monument Contract No. 22-4056 | NeubergerBermanAdvisersManagementTrustUSEquityIndexPutWriteStrategyPortfolioClassSSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustBTSTacticalFixedIncomeVITFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Portfolio Company Adviser [Text Block]	BTS Asset Management, Inc.
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	13.12%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustDonoghueForlinesDividendVITFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.02%
Average Annual Total Returns, 1 Year [Percent]	10.35%
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustDonoghueForlinesMomentumVITFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	1.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.66%
Average Annual Total Returns, 1 Year [Percent]	22.56%
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	6.81%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	4.60%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	2.92%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	3.19%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	8.85%
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	2.93%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	14.55%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.70%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustTOPSManagedRiskBalancedETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.51%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustTOPSManagedRiskBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	11.85%
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	3.13%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustTOPSManagedRiskGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.49%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	13.45%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustTOPSManagedRiskGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustTOPSManagedRiskModerateGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	2.16%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustTOPSManagedRiskModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	13.35%
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	5.81%
Monument Contract No. 22-4056 | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	12.90%
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustAllAssetPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	3.25%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustAllAssetPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	1.56%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustDynamicBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	1.51%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustEmergingMarketsBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	15.71%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	0.97%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustGlobalBondOpportunitiesPortfolioUnhedgedAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	0.31%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustGlobalCoreBondHedgedPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	0.35%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustGlobalManagedAssetAllocationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	18.36%
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustHighYieldPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.28%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	3.53%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustIncomePortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.78%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustInternationalBondPortfolioUSDollarHedgedAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	10.15%
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]	2.22%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustInternationalBondPortfolioUnhedgedAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	18.98%
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	1.61%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustLongTermUSGovernmentPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	28.87%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	0.27%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustLowDurationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	5.74%
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	0.42%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustPIMCOGlobalDiversifiedAllocationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	0.90%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustRealReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	0.90%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustShortTermPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	0.15%
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	1.35%
Monument Contract No. 22-4056 | PIMCOVariableInsuranceTrustTotalReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	0.18%
Average Annual Total Returns, 10 Years [Percent]	0.92%
Monument Contract No. 22-4056 | PioneerVariableContractsTrustPioneerBondVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Monument Contract No. 22-4056 | PioneerVariableContractsTrustPioneerEquityIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Monument Contract No. 22-4056 | PioneerVariableContractsTrustPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	19.68%
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	12.32%
Monument Contract No. 22-4056 | PioneerVariableContractsTrustPioneerHighYieldVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	0.89%
Average Annual Total Returns, 10 Years [Percent]	3.11%
Monument Contract No. 22-4056 | PioneerVariableContractsTrustPioneerMidCapValueVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Monument Contract No. 22-4056 | PioneerVariableContractsTrustPioneerStrategicIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Monument Contract No. 22-4056 | ProFundsProFundAccessVPHighYieldFundMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund Access VP High Yield Fund
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	7.97%
Average Annual Total Returns, 5 Years [Percent]	0.60%
Average Annual Total Returns, 10 Years [Percent]	2.87%
Monument Contract No. 22-4056 | ProFundsProFundVPAsia30Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Asia 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	1.64%
Monument Contract No. 22-4056 | ProFundsProFundVPBanksMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Banks
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	19.88%
Average Annual Total Returns, 5 Years [Percent]	0.40%
Average Annual Total Returns, 10 Years [Percent]	8.08%
Monument Contract No. 22-4056 | ProFundsProFundVPBearMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Bear
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	17.11%
Average Annual Total Returns, 5 Years [Percent]	12.04%
Average Annual Total Returns, 10 Years [Percent]	13.86%
Monument Contract No. 22-4056 | ProFundsProFundVPBiotechnologyMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Biotechnology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	12.08%
Monument Contract No. 22-4056 | ProFundsProFundVPBullMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Bull
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	19.74%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	10.37%
Monument Contract No. 22-4056 | ProFundsProFundVPCommunicationServicesMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Communication Services
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	21.22%
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	2.48%
Monument Contract No. 22-4056 | ProFundsProFundVPConsumerDiscretionaryMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Discretionary
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	9.45%
Monument Contract No. 22-4056 | ProFundsProFundVPConsumerStaplesMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Staples
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	24.70%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	8.38%
Monument Contract No. 22-4056 | ProFundsProFundVPEmergingMarketsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Emerging Markets
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	0.13%
Monument Contract No. 22-4056 | ProFundsProFundVPEnergyMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Energy
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	59.43%
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	3.42%
Monument Contract No. 22-4056 | ProFundsProFundVPEurope30Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Europe 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	7.76%
Average Annual Total Returns, 5 Years [Percent]	1.07%
Average Annual Total Returns, 10 Years [Percent]	3.03%
Monument Contract No. 22-4056 | ProFundsProFundVPFallingUSDollarMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Falling U.S. Dollar
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	4.47%
Monument Contract No. 22-4056 | ProFundsProFundVPFinancialsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Financials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	15.14%
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	9.74%
Monument Contract No. 22-4056 | ProFundsProFundVPGovernmentMoneyMarketMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Government Money Market
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	1.02%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	0.24%
Monument Contract No. 22-4056 | ProFundsProFundVPHealthCareMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Health Care
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	6.02%
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	13.12%
Monument Contract No. 22-4056 | ProFundsProFundVPIndustrialsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Industrials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	15.60%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Monument Contract No. 22-4056 | ProFundsProFundVPInternationalMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP International
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	2.05%
Monument Contract No. 22-4056 | ProFundsProFundVPInternetMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Internet
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	46.13%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Monument Contract No. 22-4056 | ProFundsProFundVPJapanMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Japan
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	8.28%
Monument Contract No. 22-4056 | ProFundsProFundVPLargeCapGrowthMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	30.64%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	11.63%
Monument Contract No. 22-4056 | ProFundsProFundVPLargeCapValueMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	6.82%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	9.04%
Monument Contract No. 22-4056 | ProFundsProFundVPMaterialsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Materials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	9.14%
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	6.89%
Monument Contract No. 22-4056 | ProFundsProFundVPMidCapGrowthMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	20.34%
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	8.59%
Monument Contract No. 22-4056 | ProFundsProFundVPMidCapValueMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	8.45%
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Monument Contract No. 22-4056 | ProFundsProFundVPMidCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	8.38%
Monument Contract No. 22-4056 | ProFundsProFundVPNASDAQ100Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	33.91%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	14.07%
Monument Contract No. 22-4056 | ProFundsProFundVPPharmaceuticalsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Pharmaceuticals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	4.67%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Monument Contract No. 22-4056 | ProFundsProFundVPPreciousMetalsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Precious Metals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	11.02%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	4.05%
Monument Contract No. 22-4056 | ProFundsProFundVPRealEstateMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Real Estate
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	26.56%
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Monument Contract No. 22-4056 | ProFundsProFundVPRisingRatesOpportunityMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Rising Rates Opportunity
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.66%
Average Annual Total Returns, 1 Year [Percent]	58.47%
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Monument Contract No. 22-4056 | ProFundsProFundVPSemiconductorMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Semiconductor
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	37.50%
Average Annual Total Returns, 5 Years [Percent]	12.57%
Average Annual Total Returns, 10 Years [Percent]	18.49%
Monument Contract No. 22-4056 | ProFundsProFundVPShortEmergingMarketsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Emerging Markets
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	7.37%
Monument Contract No. 22-4056 | ProFundsProFundVPShortInternationalMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short International
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	12.45%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Monument Contract No. 22-4056 | ProFundsProFundVPShortMidCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Mid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	11.83%
Average Annual Total Returns, 10 Years [Percent]	13.84%
Monument Contract No. 22-4056 | ProFundsProFundVPShortNASDAQ100Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	35.06%
Average Annual Total Returns, 5 Years [Percent]	16.57%
Average Annual Total Returns, 10 Years [Percent]	18.18%
Monument Contract No. 22-4056 | ProFundsProFundVPShortSmallCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Small-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	17.81%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	13.44%
Monument Contract No. 22-4056 | ProFundsProFundVPSmallCapGrowthMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	22.41%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	9.30%
Monument Contract No. 22-4056 | ProFundsProFundVPSmallCapValueMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Monument Contract No. 22-4056 | ProFundsProFundVPSmallCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	21.85%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Monument Contract No. 22-4056 | ProFundsProFundVPTechnologyMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Technology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	35.72%
Average Annual Total Returns, 5 Years [Percent]	12.25%
Average Annual Total Returns, 10 Years [Percent]	15.15%
Monument Contract No. 22-4056 | ProFundsProFundVPUSGovernmentPlusMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP U.S. Government Plus
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	41.70%
Average Annual Total Returns, 5 Years [Percent]	6.07%
Average Annual Total Returns, 10 Years [Percent]	1.84%
Monument Contract No. 22-4056 | ProFundsProFundVPUltraBullMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraBull
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	39.12%
Average Annual Total Returns, 5 Years [Percent]	9.32%
Average Annual Total Returns, 10 Years [Percent]	18.04%
Monument Contract No. 22-4056 | ProFundsProFundVPUltraMidCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraMid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	32.17%
Average Annual Total Returns, 5 Years [Percent]	2.53%
Average Annual Total Returns, 10 Years [Percent]	13.66%
Monument Contract No. 22-4056 | ProFundsProFundVPUltraNASDAQ100Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraNASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	60.93%
Average Annual Total Returns, 5 Years [Percent]	12.50%
Average Annual Total Returns, 10 Years [Percent]	24.72%
Monument Contract No. 22-4056 | ProFundsProFundVPUltraShortNASDAQ100Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraShort NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	56.04%
Average Annual Total Returns, 5 Years [Percent]	35.50%
Average Annual Total Returns, 10 Years [Percent]	35.78%
Monument Contract No. 22-4056 | ProFundsProFundVPUltraSmallCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraSmall-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	43.68%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	10.04%
Monument Contract No. 22-4056 | ProFundsProFundVPUtilitiesMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Utilities
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	0.25%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Monument Contract No. 22-4056 | PutnamVariableTrustPutnamVTDiversifiedIncomeFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.35%
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	1.70%
Monument Contract No. 22-4056 | PutnamVariableTrustPutnamVTHighYieldFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.60%
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Monument Contract No. 22-4056 | PutnamVariableTrustPutnamVTIncomeFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.81%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.16%
Monument Contract No. 22-4056 | PutnamVariableTrustPutnamVTInternationalValueFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	6.81%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Monument Contract No. 22-4056 | PutnamVariableTrustPutnamVTLargeCapValueFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	3.13%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Monument Contract No. 22-4056 | PutnamVariableTrustPutnamVTMortgageSecuritiesFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.07%
Average Annual Total Returns, 5 Years [Percent]	0.91%
Average Annual Total Returns, 10 Years [Percent]	0.07%
Monument Contract No. 22-4056 | PutnamVariableTrustPutnamVTSustainableLeadersFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.91%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%
Monument Contract No. 22-4056 | RoyceCapitalFundRoyceMicroCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	22.43%
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Monument Contract No. 22-4056 | RoyceCapitalFundRoyceSmallCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Monument Contract No. 22-4056 | RussellInvestmentFundsBalancedStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - Balanced Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.35%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	4.48%
Monument Contract No. 22-4056 | RussellInvestmentFundsEquityGrowthStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - Equity Growth Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.68%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Monument Contract No. 22-4056 | RussellInvestmentFundsGlobalRealEstateSecuritiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - Global Real Estate Securities Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	26.77%
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Monument Contract No. 22-4056 | RussellInvestmentFundsInternationalDevelopedMarketsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - International Developed Markets Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	0.96%
Average Annual Total Returns, 10 Years [Percent]	4.47%
Monument Contract No. 22-4056 | RussellInvestmentFundsModerateStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - Moderate Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.65%
Average Annual Total Returns, 5 Years [Percent]	0.77%
Average Annual Total Returns, 10 Years [Percent]	3.08%
Monument Contract No. 22-4056 | RussellInvestmentFundsStrategicBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - Strategic Bond Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	14.28%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	0.94%
Monument Contract No. 22-4056 | RussellInvestmentFundsUSSmallCapEquityFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - U.S. Small Cap Equity Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.96%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	8.85%
Monument Contract No. 22-4056 | RussellInvestmentFundsUSStrategicEquityFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - U.S. Strategic Equity Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	20.86%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	10.79%
Monument Contract No. 22-4056 | RydexVariableTrustBankingFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Banking Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	6.71%
Monument Contract No. 22-4056 | RydexVariableTrustBasicMaterialsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Basic Materials Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	9.65%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.71%
Monument Contract No. 22-4056 | RydexVariableTrustBiotechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Biotechnology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	13.31%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	10.76%
Monument Contract No. 22-4056 | RydexVariableTrustCommoditiesStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Commodities Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.71%
Average Annual Total Returns, 1 Year [Percent]	22.88%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Monument Contract No. 22-4056 | RydexVariableTrustConsumerProductsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Consumer Products Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	0.91%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.62%
Monument Contract No. 22-4056 | RydexVariableTrustDow2xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Dow 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	20.49%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	18.43%
Monument Contract No. 22-4056 | RydexVariableTrustElectronicsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Electronics Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	32.70%
Average Annual Total Returns, 5 Years [Percent]	15.07%
Average Annual Total Returns, 10 Years [Percent]	18.82%
Monument Contract No. 22-4056 | RydexVariableTrustEnergyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	48.29%
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	0.09%
Monument Contract No. 22-4056 | RydexVariableTrustEnergyServicesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	42.56%
Average Annual Total Returns, 5 Years [Percent]	10.63%
Average Annual Total Returns, 10 Years [Percent]	10.18%
Monument Contract No. 22-4056 | RydexVariableTrustEurope125xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Europe 1.25x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	13.07%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	2.78%
Monument Contract No. 22-4056 | RydexVariableTrustFinancialServicesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Financial Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	18.11%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Monument Contract No. 22-4056 | RydexVariableTrustGlobalManagedFuturesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Global Managed Futures Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	1.75%
Monument Contract No. 22-4056 | RydexVariableTrustGovernmentLongBond12xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	40.82%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Monument Contract No. 22-4056 | RydexVariableTrustGuggenheimLongShortEquityFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Guggenheim Long Short Equity Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	14.39%
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Monument Contract No. 22-4056 | RydexVariableTrustHealthCareFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Health Care Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	12.00%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Monument Contract No. 22-4056 | RydexVariableTrustHighYieldStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - High Yield Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.76%
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	0.22%
Monument Contract No. 22-4056 | RydexVariableTrustInternetFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Internet Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	44.84%
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Monument Contract No. 22-4056 | RydexVariableTrustInverseDow2xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	24.90%
Average Annual Total Returns, 10 Years [Percent]	27.27%
Monument Contract No. 22-4056 | RydexVariableTrustInverseGovernmentLongBondStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	4.45%
Average Annual Total Returns, 1 Year [Percent]	46.20%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	2.30%
Monument Contract No. 22-4056 | RydexVariableTrustInverseMidCapStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	13.08%
Monument Contract No. 22-4056 | RydexVariableTrustInverseNASDAQ100StrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	34.84%
Average Annual Total Returns, 5 Years [Percent]	15.29%
Average Annual Total Returns, 10 Years [Percent]	17.30%
Monument Contract No. 22-4056 | RydexVariableTrustInverseRussell2000StrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	17.36%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	12.80%
Monument Contract No. 22-4056 | RydexVariableTrustInverseSP500StrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	16.59%
Average Annual Total Returns, 5 Years [Percent]	11.95%
Average Annual Total Returns, 10 Years [Percent]	13.62%
Monument Contract No. 22-4056 | RydexVariableTrustJapan2xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Japan 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	42.99%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Monument Contract No. 22-4056 | RydexVariableTrustLeisureFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Leisure Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	27.56%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	7.18%
Monument Contract No. 22-4056 | RydexVariableTrustMidCap15xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	23.20%
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Monument Contract No. 22-4056 | RydexVariableTrustMultiHedgeStrategiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Monument Contract No. 22-4056 | RydexVariableTrustNASDAQ1002xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.82%
Average Annual Total Returns, 1 Year [Percent]	61.04%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	25.36%
Monument Contract No. 22-4056 | RydexVariableTrustNASDAQ100FundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	34.14%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	14.37%
Monument Contract No. 22-4056 | RydexVariableTrustNovaFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Nova Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	30.26%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	15.27%
Monument Contract No. 22-4056 | RydexVariableTrustPreciousMetalsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Precious Metals Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	11.08%
Average Annual Total Returns, 5 Years [Percent]	6.60%
Average Annual Total Returns, 10 Years [Percent]	2.75%
Monument Contract No. 22-4056 | RydexVariableTrustRealEstateFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Real Estate Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	27.40%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Monument Contract No. 22-4056 | RydexVariableTrustRetailingFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Retailing Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	26.52%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	8.88%
Monument Contract No. 22-4056 | RydexVariableTrustRussell200015xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	33.46%
Average Annual Total Returns, 5 Years [Percent]	0.69%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Monument Contract No. 22-4056 | RydexVariableTrustRussell20002xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Russell 2000® 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	43.01%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	10.44%
Monument Contract No. 22-4056 | RydexVariableTrustSP5002xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	39.77%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	18.65%
Monument Contract No. 22-4056 | RydexVariableTrustSP500PureGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	28.35%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	11.04%
Monument Contract No. 22-4056 | RydexVariableTrustSP500PureValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	2.55%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	9.37%
Monument Contract No. 22-4056 | RydexVariableTrustSPMidCap400PureGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	22.62%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Monument Contract No. 22-4056 | RydexVariableTrustSPMidCap400PureValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	5.22%
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Monument Contract No. 22-4056 | RydexVariableTrustSPSmallCap600PureGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	29.90%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	6.74%
Monument Contract No. 22-4056 | RydexVariableTrustSPSmallCap600PureValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	8.24%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Monument Contract No. 22-4056 | RydexVariableTrustStrengtheningDollar2xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.93%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Monument Contract No. 22-4056 | RydexVariableTrustTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Technology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	36.25%
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	13.38%
Monument Contract No. 22-4056 | RydexVariableTrustTelecommunicationsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Telecommunications Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	25.85%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	2.86%
Monument Contract No. 22-4056 | RydexVariableTrustTransportationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Transportation Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	35.03%
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Monument Contract No. 22-4056 | RydexVariableTrustUSGovernmentMoneyMarketFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - U.S. Government Money Market Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	0.73%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	0.23%
Monument Contract No. 22-4056 | RydexVariableTrustUtilitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Utilities Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	1.04%
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Monument Contract No. 22-4056 | RydexVariableTrustWeakeningDollar2xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	18.45%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	7.78%
Monument Contract No. 22-4056 | TRowePriceEquitySeriesIncTRowePriceBlueChipGrowthPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	38.66%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	11.40%
Monument Contract No. 22-4056 | TRowePriceEquitySeriesIncTRowePriceEquityIncomePortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	3.59%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Monument Contract No. 22-4056 | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	15.35%
Monument Contract No. 22-4056 | TRowePriceEquitySeriesIncTRowePriceMidCapGrowthPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	22.75%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	11.68%
Monument Contract No. 22-4056 | TRowePriceFixedIncomeSeriesIncTRowePriceLimitedTermBondPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.93%
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Monument Contract No. 22-4056 | TheMergerFundVLTheMergerFundVLClassIMember
Prospectus:
Portfolio Company Name [Text Block]	The Merger Fund VL - The Merger Fund VL: Class I
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Westchester Capital Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.57%
Average Annual Total Returns, 1 Year [Percent]	0.88%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	3.16%
Monument Contract No. 22-4056 | ThirdAvenueVariableSeriesTrustThirdAvenueValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Third Avenue Variable Series Trust - Third Avenue Value Portfolio
Portfolio Company Adviser [Text Block]	Third Avenue Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	5.98%
Monument Contract No. 22-4056 | TwoRoadsSharedTrustRedwoodManagedVolatilityPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Portfolio Company Adviser [Text Block]	Redwood Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	2.50%
Monument Contract No. 22-4056 | TwoRoadsSharedTrustRedwoodManagedVolatilityPortfolioClassNMember
Prospectus:
Portfolio Company Name [Text Block]	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N
Portfolio Company Adviser [Text Block]	Redwood Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.99%
Average Annual Total Returns, 1 Year [Percent]	7.60%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Monument Contract No. 22-4056 | VanEckVIPTrustVanEckVIPEmergingMarketsBondFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	0.56%
Average Annual Total Returns, 10 Years [Percent]	0.09%
Monument Contract No. 22-4056 | VanEckVIPTrustVanEckVIPEmergingMarketsFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	24.36%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	1.25%
Monument Contract No. 22-4056 | VanEckVIPTrustVanEckVIPGlobalGoldFundClassSMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	13.36%
Average Annual Total Returns, 5 Years [Percent]	3.85%
Monument Contract No. 22-4056 | VanEckVIPTrustVanEckVIPGlobalResourcesFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	0.35%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundBalancedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundCapitalGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	15.48%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	13.75%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundConservativeAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundDiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundEquityIncomePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	0.66%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundEquityIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundGlobalBondIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	0.12%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Growth Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	33.37%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.49%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundHighYieldBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	9.36%
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundInternationalPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Current Expenses [Percent]	0.41%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	30.12%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	18.82%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundModerateAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundRealEstateIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	26.30%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	5.72%
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundSmallCompanyGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Portfolio Company Adviser [Text Block]	ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	25.35%
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	10.06%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	0.92%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundTotalInternationalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	16.01%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Monument Contract No. 22-4056 | VanguardVariableInsuranceFundTotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Monument Contract No. 22-4056 | VirtusVariableInsuranceTrustVirtusDuffPhelpsRealEstateSecuritiesSeriesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	26.09%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	6.92%
Monument Contract No. 22-4056 | VirtusVariableInsuranceTrustVirtusNewfleetMultiSectorIntermediateBondSeriesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.52%
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	2.31%
Monument Contract No. 22-4056 | VirtusVariableInsuranceTrustVirtusSGAInternationalGrowthSeriesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Sustainable Growth Advisers, LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	1.31%
Monument Contract No. 22-4056 | RebalancingProgramMember
Prospectus:
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Monument Contract No. 22-4056 | DollarCostAveragingMember
Prospectus:
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Monument Contract No. 22-4056 | SystematicWithdrawalsMember
Prospectus:
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Monument Contract No. 22-4056 | ROPEnhancedDeathBenefitRiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Monument Contract No. 22-4056 | ReturnofPremiumEnhancedDeathBenefitOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Monument Contract No. 22-4056 | ReturnofPremiumDeathBenefitOptionMember
Prospectus:
Operation of Benefit [Text Block]	ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or(2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn. Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:(a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);(b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or(c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).(2)the Annuity Date;(3)the date the Contract to which this rider is attached terminates;(4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;(5)Subject to the step up in Contract Value described above, immediately following a spousal continuation.Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Monument Contract No. 22-4056 | Standard Death Benefit [Member]
Prospectus:
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Operation of Benefit [Text Block]	Death Benefit Death of Contract Owner During the Accumulation Period If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations. The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary. Restricted Beneficiary In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor. Standard Death Benefit (Return of Contract Value) If you die during the Accumulation Period (assuming you have not elected the ROP Enhanced Death Benefit Rider), the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or(2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:(a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);(b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or(c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).(2)the Annuity Date;(3)the date the Contract to which this rider is attached terminates;(4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;(5)Subject to the step up in Contract Value described above, immediately following a spousal continuation.Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state. Payment of the Death Benefit During the Accumulation Period Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2. OPTION 1 - lump sum payment of the Death Benefit Amount; or OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or OPTION 4 – in any other manner permitted by law and approved by Jefferson National. Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to: •continue the Contract in his or her own name at the then current Death Benefit Amount;•elect a lump sum payment of the Death Benefit Amount; or•apply the Death Benefit Amount to an Annuity Option, see Beneficially Owned Contracts for additional information.If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor. Death of Contract Owner During the Annuity Period If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Death of Annuitant If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named. Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
JNL-2300-1
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES (see Fee Table and Expenses)
Charges for Early Withdrawals	None
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Valueor other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.18%[2]	4.91%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $371.43	Highest Annual Cost Estimate: $4,295.15
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees[

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None

Transaction Charges [Text Block]
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Valueor other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.18%[2]	4.91%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $371.43	Highest Annual Cost Estimate: $4,295.15
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees[

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.24%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.24%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Separate Account value.
Investment Options (of Other Amount) Minimum [Percent]	0.18%
Investment Options (of Other Amount) Maximum [Percent]	4.91%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.15%
Lowest Annual Cost [Dollars]	$ 371.43
Highest Annual Cost [Dollars]	$ 4,295.15
Risks [Table Text Block]
RISKS
Risk of Loss	Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this Contract is subject to the risk of poor investment performance of the
Investment Options chosen by the Owner.
• Each investment Option has its own unique risks.
• Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-
free phone number indicated in Contacting Us (see Principal Risks).

Investment Restrictions [Text Block]	• We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios).• Certain Investment Portfolios have early cut-off times (see Appendix A: More Information About the Investment Portfolios).• Not all Investment Portfolios may be available under your Contract (see Appendix A: More Information About the Investment Portfolios).• Transfers between Investment Portfolios are subject to policies designed to deter short-term and excessively frequent transfers. Jefferson National may restrict the form in which transfer requests will be accepted (see Excessive Trading Limits).
Optional Benefit Restrictions [Text Block]	• We reserve the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new Contracts and will not impact any Contracts already in force.• If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit or other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.• If the Contract is purchased through a tax-qualified plan or IRA, there is no additional Tax Deferral.• Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.See Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the Contract. Compensation can take the form of indirect compensation in that the Company may share the revenue it earns on this Contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this Contract over another investment (see The Monument Advisor® Variable Annuity Contract).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Monument Advisor® Variable Annuity Contract).
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from the Contract, or transfers Contract Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Transfer Fee[1]	$25[2]
The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240[3]
Optional Benefit[4]
Maximum ROP Enhanced Death Benefit Rider Fee (assessed as an annualized percentage of Contract daily net assets)	0.30%[5]
[1]All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).[2]Currently, We do not assess a Transfer Fee.[3]The annual Subscription Fee is assessed via a monthly deduction of $20 per month.[4]Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Deductions).[5]Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: More Information About the Investment Portfolios.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.18%	4.91%
Example The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The Example assumes: •a $100,000 investment in the Contract for the time periods indicated;•a 5% return each year;•the maximum and the minimum annual underlying mutual fund expenses;•election of the ROP Enhanced Death Benefit Rider (0.30%).
	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.91%)	$5,723	$17,044	$28,202	$55,400	*	$17,044	$28,202	$55,400	$5,723	$17,044	$28,202	$55,400
Minimum Annual Underlying Mutual Fund Expenses (0.18%)	$756	$2,366	$4,115	$9,180	*	$2,366	$4,115	$9,180	$756	$2,366	$4,115	$9,180

Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).[2]Currently, We do not assess a Transfer Fee.
Administrative Expense, Maximum [Dollars]	$ 240
Administrative Expense, Footnotes [Text Block]	The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,723
Surrender Expense, 1 Year, Minimum [Dollars]	756
Surrender Expense, 3 Years, Maximum [Dollars]	17,044
Surrender Expense, 3 Years, Minimum [Dollars]	2,366
Surrender Expense, 5 Years, Maximum [Dollars]	28,202
Surrender Expense, 5 Years, Minimum [Dollars]	4,115
Surrender Expense, 10 Years, Maximum [Dollars]	55,400
Surrender Expense, 10 Years, Minimum [Dollars]	9,180
Annuitized Expense, 3 Years, Maximum [Dollars]	17,044
Annuitized Expense, 3 Years, Minimum [Dollars]	2,366
Annuitized Expense, 5 Years, Maximum [Dollars]	28,202
Annuitized Expense, 5 Years, Minimum [Dollars]	4,115
Annuitized Expense, 10 Years, Maximum [Dollars]	55,400
Annuitized Expense, 10 Years, Minimum [Dollars]	9,180
No Surrender Expense, 1 Year, Maximum [Dollars]	5,723
No Surrender Expense, 1 Year, Minimum [Dollars]	756
No Surrender Expense, 3 Years, Maximum [Dollars]	17,044
No Surrender Expense, 3 Years, Minimum [Dollars]	2,366
No Surrender Expense, 5 Years, Maximum [Dollars]	28,202
No Surrender Expense, 5 Years, Minimum [Dollars]	4,115
No Surrender Expense, 10 Years, Maximum [Dollars]	55,400
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,180
Item 5. Principal Risks [Table Text Block]	Principal Risks Owners should be aware of the following risks associated with owning a variable annuity: Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided. Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty. Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings. Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Us potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Our ability to electronically interact with service providers. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. In connection with any such cyber-attack, We and/or Our service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. We will not, however, be responsible for any adverse impact to Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks. Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the Contract. The Standard Benefits table indicates the benefits that are available under the Contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the Contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
ROP Enhanced Death Benefit Rider (see Death Benefit)	Enhanced death benefit	0.30% (daily net assets)	0.15% (daily net assets)
• Owner must be 80 or younger at
application
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and
assignments could eliminate the
death benefit
• Purchase payments are limited to
$3,000,000 for one or more
Contracts with the ROP Enhanced
Death Benefit Rider that use the
Measuring Life

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None

Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: More Information About the Investment Portfolios The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Prospectuses Available [Text Block]	The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Subadvisor: Flexible Plan Investments, Ltd.	1.61%	0.00%	1.61%	-5.06%	3.83%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.94%	0.00%	0.94%	-36.52%	7.42%	11.90%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.87%*	0.00%	0.87%	-41.97%	7.14%	10.62%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.97%*	0.00%	0.97%	-38.32%	4.99%	9.21%
Equity	Alger Small Cap Growth Portfolio: Class I-2 Shares This Sub-Account is not available as an investment option for new Contracts issued on or after May 31, 2007 Investment Advisor: Fred Alger Management, LLC	1.00%	0.00%	1.00%	-38.01%	5.01%	8.58%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.05%	0.00%	1.05%	-15.82%	3.62%	9.06%
Allocation	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2018 Investment Advisor: AllianceBernstein L.P.	1.10%*	0.00%	1.10%	-18.68%	-0.10%	3.07%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: AllianceBernstein L.P.	1.13%*	0.00%	1.13%	-13.79%	-2.55%	2.51%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A) Investment Advisor: AllianceBernstein L.P.	0.59%	0.00%	0.59%	-4.19%	8.09%	11.37%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B This Sub-Account is not available as an investment option for new Contracts issued on or after February 3, 2013 Investment Advisor: AllianceBernstein L.P.	1.15%*	0.00%	1.15%	-39.26%	6.51%	10.56%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.15%*	0.00%	1.15%	-27.17%	7.72%	9.99%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.79%*	0.00%	1.79%	-27.81%	1.16%	3.78%
Equity	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (formerly, Allspring Variable Trust - VT Discovery Fund: Class 2) This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.15%*	0.00%	1.15%	-37.85%	4.40%	9.38%
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	-20.81%	7.86%	10.68%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (formerly, ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	2.23%*	0.00%	2.23%	-28.91%	3.32%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	17.32%	3.38%
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.89%	0.00%	0.89%	-13.17%	4.59%	7.17%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.88%	0.00%	0.88%	-12.88%	2.80%	4.90%
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.86%*	0.00%	0.86%	-11.82%	0.54%	1.74%
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.87%	0.00%	0.87%	-13.25%	3.84%	6.32%
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.87%*	0.00%	0.87%	-12.54%	1.77%	3.36%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.77%	0.00%	0.77%	-13.08%	1.38%	0.67%
Allocation	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.83%*	0.00%	0.83%	-17.27%	4.43%	6.64%
Equity	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.71%	0.00%	0.71%	-12.74%	6.85%	10.63%
Equity	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I Investment Advisor: American Century Investment Management, Inc.	1.10%*	0.00%	1.10%	-24.75%	2.32%	4.95%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.72%*	0.00%	0.72%	-0.26%	7.87%	10.29%
Equity	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I This Sub-Account is not available as an investment option for new Contracts issued on or after April 9, 2015 Investment Advisor: American Century Investment Management, Inc.	0.86%	0.00%	0.86%	-1.19%	6.76%	11.01%
Equity	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.76%*	0.00%	0.76%	-32.38%	11.10%	14.12%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: American Century Investment Management, Inc.	0.73%*	0.00%	0.73%	0.54%	7.85%	10.59%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	-10.16%	-0.11%	0.75%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.80%*	0.00%	0.80%	-9.53%	2.88%	3.64%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	-13.66%	5.06%	7.87%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	-7.37%	3.83%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.00%	0.00%	1.00%	-17.84%	-2.01%	-0.70%
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	-17.57%	3.83%	7.53%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	-24.92%	6.80%	9.92%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	0.00%	1.15%	-29.69%	2.54%	6.58%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.85%	0.00%	0.85%	-30.11%	10.86%	13.38%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.79%	0.00%	0.79%	-16.71%	7.56%	11.28%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.04%	0.00%	1.04%	-21.02%	-1.29%	3.67%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.03%*	0.00%	1.03%	-15.52%	0.35%	3.37%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.90%*	0.00%	0.90%	-13.97%	2.83%	5.69%
Allocation	American Funds Insurance Series® - Managed Risk Growth Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.94%*	0.00%	0.94%	-24.88%	6.31%
Allocation	American Funds Insurance Series® - Managed Risk Growth-Income Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.88%*	0.00%	0.88%	-16.93%	4.06%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Managed Risk International Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	1.10%*	0.00%	1.10%	-15.54%	-2.60%
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.89%*	0.00%	0.89%	-9.16%	2.08%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	-22.25%	2.07%	4.02%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.70%*	0.00%	0.70%	-12.75%	0.51%	1.12%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.72%*	0.00%	0.72%	-11.20%	0.37%	0.70%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	-8.69%	6.84%	11.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.80%*	0.00%	0.80%	-10.96%	2.27%	3.80%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.79%*	0.00%	0.79%	-14.50%	-0.23%	0.92%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.81%*	0.00%	0.81%	-20.16%	8.22%	11.56%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	-8.41%	6.40%	10.14%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: BlackRock Advisors, LLC	1.06%*	0.00%	1.06%	-37.81%	7.40%	11.35%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.92%*	0.00%	0.92%	-4.10%	7.11%	9.85%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock (Singapore) Limited	1.01%*	0.00%	1.01%	-16.07%	3.25%	4.80%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	1.05%*	0.00%	1.05%	-38.25%	7.24%	11.89%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	0.00%	0.60%	-16.65%	5.29%	10.20%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Mellon Investments Corporation	0.26%	0.35%	0.61%	-18.32%	9.14%	12.28%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management Limited	0.68%	0.00%	0.68%	-22.87%	9.33%	11.36%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.89%	0.00%	0.89%	-15.47%	6.13%	7.26%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.93%*	0.00%	0.93%	-11.52%	0.98%	2.10%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.21%*	0.00%	1.21%	-31.86%	14.35%	18.39%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.69%	0.00%	0.69%	-1.84%	8.11%	12.11%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	-14.71%	4.65%	9.39%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: Credit Suisse Asset Management, LLC	1.05%	0.00%	1.05%	16.03%	6.62%	-1.34%
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.08%	0.00%	1.08%	-12.36%	4.04%	8.92%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.30%*	0.35%	0.65%	-13.68%	6.13%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	0.35%	0.56%	-6.33%	-0.06%	0.76%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.35%	0.63%	-10.96%	4.47%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	0.35%	0.75%	-17.64%	0.52%	6.02%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.28%	0.35%	0.63%	-3.46%	1.48%	4.49%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.12%	0.35%	0.47%	-1.16%	0.70%	0.58%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	-4.88%	5.67%	10.71%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	-4.21%	7.48%	11.05%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Eaton Vance Management	1.17%	0.00%	1.17%	-2.68%	1.94%	2.52%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.81%*	0.00%	0.81%	-11.78%	1.59%	3.58%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Global Investment Management Corp.	1.80%	0.00%	1.80%	-30.26%	4.85%	10.53%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.97%*	0.00%	0.97%	-13.75%	2.56%	5.38%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.69%*	0.00%	0.69%	-9.76%	1.77%	2.78%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.85%*	0.00%	0.85%	-14.04%	3.68%	5.53%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.90%*	0.00%	0.90%	-15.25%	4.20%	6.49%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.93%*	0.00%	0.93%	-15.79%	4.79%	7.28%
Allocation	Fidelity Variable Insurance Products - VIP Target Volatility Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.73%*	0.00%	0.73%	-15.65%	2.81%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.60%	0.00%	0.60%	-12.26%	1.69%	2.89%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	-18.19%	6.93%	8.63%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	-26.49%	8.39%	11.15%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.73%	0.00%	0.73%	-18.45%	4.40%	8.66%
Equity	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.73%	0.00%	0.73%	-21.05%	10.00%	12.18%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	62.87%	6.94%	4.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	0.00%	0.76%	-5.24%	7.88%	9.91%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	-0.52%	3.17%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	0.00%	0.77%	-5.17%	8.58%	11.30%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	-38.32%	12.80%	14.81%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	-24.64%	12.14%	14.52%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.97%	0.00%	0.97%	-11.67%	0.86%	2.71%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.07%	0.00%	1.07%	-26.57%	3.03%	6.98%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.65%	0.00%	0.65%	-13.21%	0.38%	1.28%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	-14.97%	5.68%	9.69%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	0.00%	1.02%	-24.68%	2.35%	5.48%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	-27.69%	1.45%	4.85%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.92%	0.00%	0.92%	-11.52%	1.09%	2.20%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	-4.29%	8.32%	10.83%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	-7.35%	8.10%	9.94%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.40%*	0.00%	1.40%	-8.16%	1.48%	3.98%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Templeton Institutional, LLC	1.25%*	0.00%	1.25%	-26.06%	0.24%	2.89%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.71%	0.00%	0.71%	-5.47%	4.30%	5.51%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 Investment Advisor: Franklin Mutual Advisers, LLC	0.94%	0.00%	0.94%	-7.43%	3.15%	6.73%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.90%*	0.00%	0.90%	-10.57%	10.04%	11.86%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.06%*	0.00%	1.06%	-10.75%	-0.07%	1.30%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.76%	0.00%	0.76%	-9.75%	-0.58%	0.06%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.77%*	0.00%	0.77%	-4.95%	-2.32%	-0.78%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.36%*	0.00%	1.36%	-6.61%	1.00%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.97%*	0.00%	0.97%	-19.16%	0.92%	3.23%
Equity	Guggenheim Variable Funds Trust - Series B (Large Cap Value Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Guggenheim Investments	0.78%*	0.00%	0.78%	-1.32%	7.14%	10.53%
Equity	Guggenheim Variable Funds Trust - Series D (World Equity Income Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Guggenheim Investments	0.88%*	0.00%	0.88%	-9.12%	5.64%	7.59%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.87%*	0.00%	0.87%	-16.15%	0.15%	2.48%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.18%*	0.00%	1.18%	-0.85%	1.64%
Equity	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) Investment Advisor: Guggenheim Investments	1.06%*	0.00%	1.06%	-27.78%	5.98%	10.32%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.07%*	0.00%	1.07%	-9.70%	1.30%	3.48%
Equity	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) Investment Advisor: Guggenheim Investments	1.12%*	0.00%	1.12%	-3.74%	5.19%	7.85%
Equity	Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Guggenheim Investments	1.15%*	0.00%	1.15%	-26.61%	3.05%	9.37%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) Investment Advisor: Guggenheim Investments	1.04%*	0.00%	1.04%	-30.69%	9.52%	13.27%
Equity	Invesco - Invesco V.I. American Value Fund: Series II Shares This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2021 Investment Advisor: Invesco Advisers, Inc.	1.14%	0.00%	1.14%	-2.86%	6.32%	8.60%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	-14.52%	1.94%	3.29%
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	1.12%	8.03%	11.02%
Allocation	Invesco - Invesco V.I. Conservative Balanced Fund: Series II This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Invesco Advisers, Inc.	0.92%*	0.00%	0.92%	-17.02%	3.04%	4.99%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	-20.55%	6.19%	8.30%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.61%*	0.00%	0.61%	-14.53%	0.20%	2.12%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is no longer available to receive transfers or new premium payments effective August 19, 2022 Investment Advisor: Invesco Advisers, Inc.	0.86%*	0.00%	0.86%	-14.68%	-0.04%	1.87%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.67%	0.00%	0.67%	-1.68%	6.24%	9.80%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.57%	0.00%	0.57%	-7.51%	5.62%	8.40%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.91%	0.00%	0.91%	-18.31%	1.51%	4.41%
Equity	Invesco - Invesco V.I. Global Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.06%	0.00%	1.06%	-31.94%	2.59%	7.59%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	-24.93%	-0.91%	2.48%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.16%*	0.00%	1.16%	-11.71%	-1.53%	0.38%
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	-10.29%	-0.12%	0.43%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	-5.75%	6.04%	10.15%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.96%	0.00%	0.96%	-13.32%	8.30%	10.24%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Canada Ltd.	0.88%	0.00%	0.88%	-9.55%	1.36%	2.92%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.05%*	0.00%	1.05%	-20.31%	6.89%	10.49%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.18%	0.00%	1.18%	-14.45%	4.82%	7.72%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	-24.50%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.95%*	0.00%	0.95%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.95%*	0.00%	0.95%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	-21.15%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	-10.90%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.95%*	0.00%	0.95%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.95%*	0.00%	0.95%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	-9.74%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	-39.95%	6.31%	10.46%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	-27.16%	-0.01%	3.99%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.87%*	0.00%	0.87%	-14.74%	4.31%	4.45%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	1.06%*	0.00%	1.06%	-16.06%	5.58%	7.06%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.80%	0.00%	0.80%	-15.79%	0.39%	1.22%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.23%	0.00%	1.23%	50.47%	-1.66%	-0.39%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.00%	0.00%	1.00%	-27.20%	11.54%	13.97%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.92%	0.00%	0.92%	-10.97%	1.73%	3.58%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.81%*	0.00%	0.81%	-4.30%	0.82%	0.87%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	-30.80%	10.59%	11.39%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.25%	0.00%	1.25%	17.77%	1.99%	0.23%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.17%	0.00%	1.17%	-32.13%	8.43%	12.13%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.01%	0.00%	1.01%	-4.97%	8.30%	10.39%
Equity	Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.04%*	0.00%	1.04%	-11.29%	3.09%	7.21%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	-16.40%	6.69%	8.43%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	-15.94%	9.62%	13.39%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	-13.90%	0.25%	1.10%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.55%	0.00%	0.55%	-33.55%	9.75%	13.00%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.64%	0.00%	0.64%	-19.41%	6.55%	9.15%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%*	0.00%	0.87%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Janus Henderson Investors US LLC	0.97%	0.00%	0.97%	-37.12%	10.28%	15.34%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.67%	0.00%	0.67%	-5.56%	4.75%	8.52%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.89%	0.00%	0.89%	-8.60%	5.46%	3.97%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.56%	0.00%	0.56%	-29.89%	8.17%	11.44%
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Dimensional Fund Advisors LP	0.98%*	0.10%	1.08%	-11.63%	-0.44%	1.29%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%	0.00%	1.38%	-15.12%	-3.19%	-0.12%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.05%*	0.00%	1.05%	-17.38%	0.52%	4.55%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.11%*	0.00%	1.11%	-15.01%	0.28%	3.41%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.15%*	0.00%	1.15%	-15.52%	4.04%	8.94%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.82%	0.00%	0.82%	-26.41%	1.89%	8.49%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.74%	0.00%	0.74%	-8.10%	9.45%	11.42%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.76%	0.00%	0.76%	-32.24%	7.38%	12.77%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	-29.01%	8.28%	10.95%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.79%	0.00%	0.79%	-13.72%	0.61%	2.51%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.89%	0.00%	0.89%	-12.81%	1.01%	3.65%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	-13.54%	8.60%	11.21%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.94%	0.00%	0.94%	-9.43%	6.19%	9.80%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.81%	0.00%	0.81%	-12.89%	8.93%	9.77%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.99%*	0.00%	0.99%	-31.80%	9.30%	12.77%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	-29.99%	7.53%	9.71%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	0.00%	0.94%	-6.14%	7.08%	10.77%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	-15.18%	4.24%	6.03%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	-37.82%	3.83%	8.87%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.82%	0.00%	0.82%	-2.30%	2.67%	2.77%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: AQR Capital Management, LLC	0.78%	0.00%	0.78%	-8.44%	9.75%	12.24%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Insight North America LLC	0.48%*	0.00%	0.48%	-13.44%	0.53%	1.38%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.74%	0.00%	0.74%	-1.02%	9.27%	11.28%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%	0.00%	0.23%	-13.23%	-0.22%	0.82%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Atlanta Capital Management Company, LLC	0.86%*	0.00%	0.86%	-22.92%	5.64%	10.15%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Columbia Management Investment Advisers, LLC	0.84%	0.00%	0.84%	-5.86%	0.76%	3.17%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.60%*	0.00%	0.60%	-12.84%	-0.48%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.34%*	0.00%	1.34%	-24.92%	-4.54%	-0.47%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.33%	0.00%	0.33%	1.40%	1.01%	0.55%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.98%*	0.00%	0.98%	-14.12%	1.24%	4.51%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.31%	0.00%	0.31%	-14.14%	1.55%	4.51%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	-17.50%	3.12%	6.16%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	-16.49%	2.57%	5.40%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.22%*	0.00%	0.22%	-13.31%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.24%*	0.00%	0.24%	-15.96%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.43%*	0.00%	0.43%	-15.64%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.81%*	0.00%	0.81%	-12.49%	15.13%	15.27%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%	0.00%	0.26%	-13.27%	6.43%	10.52%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	0.93%*	0.00%	0.93%	-2.59%	5.21%	10.35%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners LTD	1.23%*	0.00%	1.23%	-38.08%	0.37%	4.00%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.18%	0.00%	0.18%	-18.20%	9.27%	12.39%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.28%	0.00%	0.28%	-20.46%	3.99%	8.91%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (formerly, Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares) Investment Advisor: Neuberger Berman Investment Advisers LLC	1.03%*	0.00%	1.03%	-9.75%	2.91%	8.39%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (formerly, Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares) Investment Advisor: Neuberger Berman Investment Advisers LLC	0.97%*	0.00%	0.97%	-28.73%	6.97%	10.22%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (formerly, Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares) Investment Advisor: Neuberger Berman Investment Advisers LLC	0.85%*	0.00%	0.85%	-5.19%	0.69%	0.70%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective June 12, 2020 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.93%*	0.00%	0.93%	-18.45%	7.40%	10.89%
Alternative	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (formerly, Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares) This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.06%*	0.00%	1.06%	-11.28%	4.01%
Fixed Income	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 Investment Advisor: BTS Asset Management, Inc.	1.63%	0.00%	1.63%	-13.12%	-3.43%
Equity	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Donoghue Forlines LLC	2.02%*	0.00%	2.02%	-10.35%	-0.64%	2.89%
Allocation	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 Investment Advisor: Donoghue Forlines LLC	1.66%	0.00%	1.66%	-22.56%	0.82%	6.81%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.10%	0.39%	-15.74%	5.12%	8.22%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	-15.88%	4.86%	7.90%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	-10.99%	3.18%	4.60%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	-11.15%	2.92%	4.29%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.33%	0.10%	0.43%	-8.60%	2.71%	3.19%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.58%	0.00%	0.58%	-8.85%	2.46%	2.93%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	-14.55%	4.57%	7.06%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	-14.70%	4.33%	6.80%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.51%	0.10%	0.61%	-11.75%	1.97%	3.36%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.76%	0.00%	0.76%	-11.85%	1.76%	3.13%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.49%	0.10%	0.59%	-13.45%	2.02%	4.03%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.74%	0.00%	0.74%	-13.73%	1.77%	3.77%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.50%	0.10%	0.60%	-13.22%	2.16%	3.97%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	-13.35%	1.92%	3.72%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	-12.66%	4.03%	5.81%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	-12.90%	3.77%	5.54%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	1.54%*	0.00%	1.54%	-11.84%	3.22%	3.25%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	1.39%*	0.00%	1.39%	-11.66%	3.37%	3.41%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	1.29%*	0.00%	1.29%	8.61%	7.03%	-1.56%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	-6.35%	1.06%	1.51%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.04%	0.00%	1.04%	-15.71%	-0.85%	0.97%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.96%	0.00%	0.96%	-11.00%	-0.92%	-0.31%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	-11.54%	0.53%	0.35%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class Investment Advisor: PIMCO	1.20%*	0.00%	1.20%	-18.36%	3.52%	3.12%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.76%	0.00%	0.76%	-10.28%	1.89%	3.53%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	0.82%	0.00%	0.82%	-7.78%	1.77%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	-10.15%	0.32%	2.22%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.99%	0.00%	0.99%	-18.98%	-3.13%	-1.61%
Fixed Income	PIMCO Variable Insurance Trust - Long- Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	1.14%	0.00%	1.14%	-28.87%	-2.54%	0.27%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	-5.74%	0.08%	0.42%
Allocation	PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: PIMCO	1.05%*	0.00%	1.05%	-16.56%	0.90%	3.91%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	-11.90%	1.96%	0.90%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.61%	0.00%	0.61%	-0.15%	1.27%	1.35%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	-14.30%	-0.18%	0.92%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	0.80%	0.00%	0.80%	-14.46%	0.04%	1.43%
Equity	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.03%	0.00%	1.03%	-7.94%	5.62%	10.17%
Equity	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.01%	0.00%	1.01%	-19.68%	10.35%	12.32%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.19%*	0.00%	1.19%	-11.44%	0.89%	3.11%
Equity	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.03%	0.00%	1.03%	-5.89%	5.04%	9.12%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.04%*	0.00%	1.04%	-12.84%	0.45%	1.71%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-7.97%	0.60%	2.87%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-24.42%	-3.01%	1.64%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-19.88%	0.40%	8.08%
Miscellaneous	ProFunds - ProFund VP Bear Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.11%	-12.04%	-13.86%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	-7.71%	6.00%	12.08%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-19.74%	7.31%	10.37%
Equity	ProFunds - ProFund VP Communication Services (formerly, ProFunds - ProFund VP Telecommunications) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-21.22%	-1.28%	2.48%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Consumer Discretionary (formerly, ProFunds - ProFund VP Consumer Services) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-31.53%	3.97%	9.45%
Equity	ProFunds - ProFund VP Consumer Staples (formerly, ProFunds - ProFund VP Consumer Goods) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-24.70%	4.95%	8.38%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-16.19%	-1.73%	0.13%
Equity	ProFunds - ProFund VP Energy (formerly, ProFunds - ProFund VP Oil & Gas) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	59.43%	6.57%	3.42%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-7.76%	1.07%	3.03%
Fixed Income	ProFunds - ProFund VP Falling U.S. Dollar Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-8.76%	-4.25%	-4.47%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-15.14%	4.82%	9.74%
Money Market	ProFunds - ProFund VP Government Money Market This Sub-Account is no longer available to receive transfers or new purchase payments effective July 3, 2019 Investment Advisor: ProFund Advisors LLC	1.35%*	0.00%	1.35%	1.02%	0.45%	0.24%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.02%	10.26%	13.12%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-15.60%	5.48%	10.22%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	-16.45%	-0.85%	2.05%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-46.13%	1.17%	10.88%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-9.92%	2.84%	8.28%
Equity	ProFunds - ProFund VP Large-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-30.64%	8.33%	11.63%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Large-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.82%	5.83%	9.04%
Equity	ProFunds - ProFund VP Materials (formerly, ProFunds - ProFund VP Basic Materials) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-9.14%	5.21%	6.89%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-20.34%	4.26%	8.59%
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-8.45%	5.31%	9.06%
Allocation	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-14.92%	4.39%	8.38%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-33.91%	10.00%	14.07%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.13%	4.67%	8.15%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-11.02%	4.90%	-4.05%
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-26.56%	2.43%	4.92%
Miscellaneous	ProFunds - ProFund VP Rising Rates Opportunity Investment Advisor: ProFund Advisors LLC	1.66%	0.00%	1.66%	58.47%	-0.03%	-3.97%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-37.50%	12.57%	18.49%
Miscellaneous	ProFunds - ProFund VP Short Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	6.69%	-6.56%	-7.37%
Miscellaneous	ProFunds - ProFund VP Short International Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	12.45%	-5.06%	-7.67%
Miscellaneous	ProFunds - ProFund VP Short Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	9.37%	-11.83%	-13.84%
Miscellaneous	ProFunds - ProFund VP Short NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	35.06%	-16.57%	-18.18%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Miscellaneous	ProFunds - ProFund VP Short Small- Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.81%	-10.72%	-13.44%
Equity	ProFunds - ProFund VP Small-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-22.41%	4.29%	9.30%
Equity	ProFunds - ProFund VP Small-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-12.41%	3.65%	8.49%
Equity	ProFunds - ProFund VP Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-21.85%	2.14%	7.03%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	-35.72%	12.25%	15.15%
Fixed Income	ProFunds - ProFund VP U.S. Government Plus Investment Advisor: ProFund Advisors LLC	1.38%*	0.00%	1.38%	-41.70%	-6.07%	-1.84%
Equity	ProFunds - ProFund VP UltraBull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-39.12%	9.32%	18.04%
Equity	ProFunds - ProFund VP UltraMid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-32.17%	2.53%	13.66%
Equity	ProFunds - ProFund VP UltraNASDAQ- 100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-60.93%	12.50%	24.72%
Miscellaneous	ProFunds - ProFund VP UltraShort NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	56.04%	-35.50%	-35.78%
Allocation	ProFunds - ProFund VP UltraSmall-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-43.68%	-2.75%	10.04%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-0.25%	7.27%	9.21%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	1.07%*	0.00%	1.07%	-2.35%	-0.17%	1.70%
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.99%	0.00%	0.99%	-11.60%	1.39%	3.22%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	0.86%	0.00%	0.86%	-13.81%	-0.51%	1.16%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.15%	0.00%	1.15%	-6.81%	1.97%	4.19%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.82%	0.00%	0.82%	-3.13%	9.26%	11.76%
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.75%*	0.00%	0.75%	-10.07%	-0.91%	0.07%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.91%	0.00%	0.91%	-22.91%	10.48%	13.48%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.08%*	0.00%	1.08%	-22.43%	6.30%	5.73%
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.08%*	0.00%	1.08%	-9.20%	3.39%	6.33%
Allocation	Russell Investment Funds - Balanced Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.92%*	0.00%	0.92%	-16.35%	2.01%	4.48%
Allocation	Russell Investment Funds - Equity Growth Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.00%*	0.00%	1.00%	-17.68%	3.00%	6.05%
Equity	Russell Investment Funds - Global Real Estate Securities Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.91%	0.00%	0.91%	-26.77%	0.27%	3.36%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Russell Investment Funds - International Developed Markets Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.02%*	0.00%	1.02%	-13.04%	0.96%	4.47%
Allocation	Russell Investment Funds - Moderate Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.84%*	0.00%	0.84%	-15.65%	0.77%	3.08%
Fixed Income	Russell Investment Funds - Strategic Bond Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.67%	0.00%	0.67%	-14.28%	-0.23%	0.94%
Equity	Russell Investment Funds - U.S. Small Cap Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.12%*	0.00%	1.12%	-15.96%	5.24%	8.85%
Equity	Russell Investment Funds - U.S. Strategic Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.96%	0.00%	0.96%	-20.86%	6.79%	10.79%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-17.02%	1.02%	6.71%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-9.65%	5.92%	5.71%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-13.31%	3.79%	10.76%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.71%*	0.00%	1.71%	22.88%	5.33%	-4.49%
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-0.91%	4.86%	8.62%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Miscellaneous	Rydex Variable Trust - Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.84%*	0.00%	1.84%	-20.49%	7.54%	18.43%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-32.70%	15.07%	18.82%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	48.29%	3.17%	0.09%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	42.56%	-10.63%	-10.18%
Equity	Rydex Variable Trust - Europe 1.25x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	-13.07%	1.48%	2.78%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-18.11%	4.45%	8.66%
Alternative	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	11.28%	2.54%	1.75%
Miscellaneous	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund Investment Advisor: Guggenheim Investments	1.39%*	0.00%	1.39%	-40.82%	-5.90%	-1.71%
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund Investment Advisor: Guggenheim Investments	1.78%	0.00%	1.78%	-14.39%	0.43%	3.74%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-12.00%	9.02%	12.18%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	-11.48%	0.22%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-44.84%	0.46%	9.11%
Miscellaneous	Rydex Variable Trust - Inverse Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	5.06%	-24.90%	-27.27%
Miscellaneous	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund Investment Advisor: Guggenheim Investments	4.45%*	0.00%	4.45%	46.20%	0.95%	-2.30%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Miscellaneous	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	9.07%	-11.08%	-13.08%
Miscellaneous	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	34.84%	-15.29%	-17.30%
Miscellaneous	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund Investment Advisor: Guggenheim Investments	1.83%*	0.00%	1.83%	17.36%	-10.20%	-12.80%
Miscellaneous	Rydex Variable Trust - Inverse S&P 500 Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	16.59%	-11.95%	-13.62%
Miscellaneous	Rydex Variable Trust - Japan 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.70%*	0.00%	1.70%	-42.99%	-5.92%	5.95%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-27.56%	-0.20%	7.18%
Allocation	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	-23.20%	-0.65%	9.34%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund Investment Advisor: Guggenheim Investments	1.67%*	0.00%	1.67%	-3.40%	2.25%	2.25%
Miscellaneous	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.82%*	0.00%	1.82%	-61.04%	12.83%	25.36%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	-34.14%	10.00%	14.37%
Equity	Rydex Variable Trust - Nova Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	-30.26%	9.13%	15.27%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	-11.08%	6.60%	-2.75%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-27.40%	1.12%	4.29%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-26.52%	7.28%	8.88%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	-33.46%	0.69%	9.31%
Miscellaneous	Rydex Variable Trust - Russell 2000® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	-43.01%	-1.82%	10.44%
Equity	Rydex Variable Trust - S&P 500 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-39.77%	9.13%	18.65%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-28.35%	6.82%	11.04%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-2.55%	4.27%	9.37%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-22.62%	2.17%	6.15%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-5.22%	5.80%	9.46%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-29.90%	-0.20%	6.74%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-8.24%	3.47%	6.90%
Miscellaneous	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.93%*	0.00%	1.93%	15.67%	5.26%	4.41%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-36.25%	9.56%	13.38%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-25.85%	-1.05%	2.86%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-35.03%	1.76%	9.34%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Money Market	Rydex Variable Trust - U.S. Government Money Market Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective January 3, 2012 Investment Advisor: Guggenheim Investments	0.91%*	0.00%	0.91%	0.73%	0.45%	0.23%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	1.04%	6.28%	8.52%
Miscellaneous	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	-18.45%	-8.34%	-7.78%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	-38.66%	4.89%	11.40%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%*	0.00%	0.99%	-3.59%	6.77%	9.41%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	0.00%	1.19%	-12.69%	10.56%	15.35%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%*	0.00%	1.09%	-22.75%	6.94%	11.68%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	-4.93%	0.83%	0.64%
Alternative	The Merger Fund VL - The Merger Fund VL: Class I (formerly, The Merger Fund VL - The Merger Fund VL) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC	1.57%*	0.00%	1.57%	0.88%	4.48%	3.16%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	16.11%	4.38%	5.98%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I Investment Advisor: Redwood Investment Management, LLC	1.49%*	0.00%	1.49%	-7.15%	2.50%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: Redwood Investment Management, LLC	1.99%*	0.00%	1.99%	-7.60%	2.01%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	-6.93%	0.56%	-0.09%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This Portfolio is only available in policies issued before May 1, 2023 Investment Advisor: Van Eck Associates Corporation	1.18%	0.00%	1.18%	-24.36%	-4.83%	1.25%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	-13.36%	3.85%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.09%	0.00%	1.09%	8.39%	4.26%	0.35%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.21%	0.35%	0.56%	-14.30%	5.96%	8.41%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.35%	0.69%	-15.48%	8.57%	13.75%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	-14.90%	2.52%	4.52%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.29%	0.35%	0.64%	-11.49%	8.08%	10.08%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.30%	0.35%	0.65%	-0.66%	8.51%	11.58%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.14%	0.35%	0.49%	-18.23%	9.27%	12.40%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.35%	0.48%	-13.13%	-0.12%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.34%	0.35%	0.69%	-33.37%	8.55%	12.49%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.25%	0.35%	0.60%	-9.36%	2.24%	3.62%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.41%	0.35%	0.76%	-30.12%	4.45%	7.58%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.17%	0.35%	0.52%	-18.82%	7.18%	10.95%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.12%	0.35%	0.47%	-15.93%	3.65%	6.14%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.26%	0.35%	0.61%	-26.30%	3.69%	6.36%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	-5.72%	1.10%	1.44%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)	0.29%	0.00%	0.29%	-25.35%	4.53%	10.06%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	-13.21%	-0.10%	0.92%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.11%	0.35%	0.46%	-16.01%	1.01%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	-19.59%	8.55%	11.92%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co.	1.10%*	0.00%	1.10%	-26.09%	4.88%	6.92%
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Virtus Fixed Income Advisers, LLC	0.92%	0.00%	0.92%	-9.52%	0.93%	2.31%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Sustainable Growth Advisers, LP	1.14%*	0.00%	1.14%	-18.61%	1.49%	1.31%

JNL-2300-1 | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided.
JNL-2300-1 | InvestmentadvisoryfeesMember
Prospectus:
Principal Risk [Text Block]	Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
JNL-2300-1 | ActivetradingMember
Prospectus:
Principal Risk [Text Block]	Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
JNL-2300-1 | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations.
JNL-2300-1 | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.
JNL-2300-1 | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Us potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Our ability to electronically interact with service providers. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. In connection with any such cyber-attack, We and/or Our service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. We will not, however, be responsible for any adverse impact to Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
JNL-2300-1 | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
JNL-2300-1 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
JNL-2300-1 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
JNL-2300-1 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this Contract is subject to the risk of poor investment performance of the Investment Options chosen by the Owner.• Each investment Option has its own unique risks.• Review the prospectuses and disclosures for the Investment Options before making an investment decision.See Principal Risks.
JNL-2300-1 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-free phone number indicated in Contacting Us (see Principal Risks).
JNL-2300-1 | AdvisorsPreferredTrustGoldBullionStrategyPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Portfolio Company Adviser [Text Block]	Advisors Preferred, LLC
Portfolio Company Subadviser [Text Block]	Flexible Plan Investments, Ltd.
Current Expenses [Percent]	1.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.61%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	3.83%
JNL-2300-1 | AlgerCapitalAppreciationPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Alger Capital Appreciation Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	36.52%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	11.90%
JNL-2300-1 | AlgerLargeCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Alger Large Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	41.97%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.62%
JNL-2300-1 | AlgerMidCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	38.32%
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	9.21%
JNL-2300-1 | AlgerSmallCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Alger Small Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	38.01%
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	8.58%
JNL-2300-1 | AllianceBernsteinVariableProductsSeriesFundIncABVPSDiscoveryValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.82%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	9.06%
JNL-2300-1 | AllianceBernsteinVariableProductsSeriesFundIncABVPSDynamicAssetAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.68%
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	3.07%
JNL-2300-1 | AllianceBernsteinVariableProductsSeriesFundIncABVPSInternationalValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	2.55%
Average Annual Total Returns, 10 Years [Percent]	2.51%
JNL-2300-1 | AllianceBernsteinVariableProductsSeriesFundIncABVPSRelativeValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	4.19%
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.37%
JNL-2300-1 | AllianceBernsteinVariableProductsSeriesFundIncABVPSSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	39.26%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	10.56%
JNL-2300-1 | AllianceBernsteinVariableProductsSeriesFundIncABVPSSustainableGlobalThematicGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	27.17%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	9.99%
JNL-2300-1 | AllianceBernsteinVariableProductsSeriesFundIncABVPSSustainableInternationalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	27.81%
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	3.78%
JNL-2300-1 | AllspringVariableTrustVTDiscoverySMIDCapGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	37.85%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	9.38%
JNL-2300-1 | AllspringVariableTrustVTOpportunityFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Opportunity Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	10.68%
JNL-2300-1 | ALPSVariableInvestmentTrustALPSGlobalOpportunityPortfolioClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.23%
Average Annual Total Returns, 1 Year [Percent]	28.91%
Average Annual Total Returns, 5 Years [Percent]	3.32%
JNL-2300-1 | ALPSVariableInvestmentTrustALPSAlerianEnergyInfrastructurePortfolioClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	3.38%
JNL-2300-1 | ALPSVariableInvestmentTrustMorningstarAggressiveGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.17%
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	7.17%
JNL-2300-1 | ALPSVariableInvestmentTrustMorningstarBalancedETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	4.90%
JNL-2300-1 | ALPSVariableInvestmentTrustMorningstarConservativeETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	0.54%
Average Annual Total Returns, 10 Years [Percent]	1.74%
JNL-2300-1 | ALPSVariableInvestmentTrustMorningstarGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.25%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.32%
JNL-2300-1 | ALPSVariableInvestmentTrustMorningstarIncomeGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.54%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.36%
JNL-2300-1 | AmericanCenturyVariablePortfoliosIIIncAmericanCenturyVPInflationProtectionFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
JNL-2300-1 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPBalancedFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.27%
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	6.64%
JNL-2300-1 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPDisciplinedCoreValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	12.74%
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	10.63%
JNL-2300-1 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPInternationalFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	24.75%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.95%
JNL-2300-1 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPLargeCompanyValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	0.26%
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	10.29%
JNL-2300-1 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPMidCapValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	1.19%
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	11.01%
JNL-2300-1 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPUltraFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	32.38%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	14.12%
JNL-2300-1 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	0.54%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	10.59%
JNL-2300-1 | AmericanFundsInsuranceSeriesAmericanFundsMortgageFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.16%
Average Annual Total Returns, 5 Years [Percent]	0.11%
Average Annual Total Returns, 10 Years [Percent]	0.75%
JNL-2300-1 | AmericanFundsInsuranceSeriesAmericanHighIncomeTrustClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American High-Income Trust: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.53%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	3.64%
JNL-2300-1 | AmericanFundsInsuranceSeriesAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	13.66%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
JNL-2300-1 | AmericanFundsInsuranceSeriesCapitalIncomeBuilderClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital Income Builder®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	3.83%
JNL-2300-1 | AmericanFundsInsuranceSeriesCapitalWorldBondFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Bond Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.84%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	0.70%
JNL-2300-1 | AmericanFundsInsuranceSeriesCapitalWorldGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	7.53%
JNL-2300-1 | AmericanFundsInsuranceSeriesGlobalGrowthFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	24.92%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
JNL-2300-1 | AmericanFundsInsuranceSeriesGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	29.69%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
JNL-2300-1 | AmericanFundsInsuranceSeriesGrowthFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
JNL-2300-1 | AmericanFundsInsuranceSeriesGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	16.71%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
JNL-2300-1 | AmericanFundsInsuranceSeriesInternationalFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	21.02%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	3.67%
JNL-2300-1 | AmericanFundsInsuranceSeriesInternationalGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	3.37%
JNL-2300-1 | AmericanFundsInsuranceSeriesManagedRiskAssetAllocationFundClassP2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	5.69%
JNL-2300-1 | AmericanFundsInsuranceSeriesManagedRiskGrowthFundClassP2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Growth Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	24.88%
Average Annual Total Returns, 5 Years [Percent]	6.31%
JNL-2300-1 | AmericanFundsInsuranceSeriesManagedRiskGrowthIncomeFundClassP2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Growth-Income Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	4.06%
JNL-2300-1 | AmericanFundsInsuranceSeriesManagedRiskInternationalFundClassP2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk International Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	2.60%
JNL-2300-1 | AmericanFundsInsuranceSeriesManagedRiskWashingtonMutualInvestorsFundClassP2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	2.08%
JNL-2300-1 | AmericanFundsInsuranceSeriesNewWorldFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	22.25%
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
JNL-2300-1 | AmericanFundsInsuranceSeriesTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - The Bond Fund of America: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.12%
JNL-2300-1 | AmericanFundsInsuranceSeriesUSGovernmentSecuritiesFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	11.20%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	0.70%
JNL-2300-1 | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
JNL-2300-1 | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	10.96%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	3.80%
JNL-2300-1 | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	0.92%
JNL-2300-1 | BlackRockVariableSeriesFundsIncBlackRockAdvantageLargeCapCoreVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	8.22%
Average Annual Total Returns, 10 Years [Percent]	11.56%
JNL-2300-1 | BlackRockVariableSeriesFundsIncBlackRockAdvantageLargeCapValueVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.41%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	10.14%
JNL-2300-1 | BlackRockVariableSeriesFundsIncBlackRockCapitalAppreciationVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	37.81%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	11.35%
JNL-2300-1 | BlackRockVariableSeriesFundsIncBlackRockEquityDividendVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	9.85%
JNL-2300-1 | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.80%
JNL-2300-1 | BlackRockVariableSeriesFundsIncBlackRockLargeCapFocusGrowthVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	38.25%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	11.89%
JNL-2300-1 | BNYMellonInvestmentPortfoliosSmallCapStockIndexPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	16.65%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	10.20%
JNL-2300-1 | BNYMellonStockIndexFundIncInitialSharesMember
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	18.32%
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	12.28%
JNL-2300-1 | BNYMellonSustainableUSEquityPortfolioIncInitialSharesMember
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	22.87%
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	11.36%
JNL-2300-1 | CalvertVariableSeriesIncCalvertVPSRIBalancedPortfolioClassFMember
Prospectus:
Portfolio Company Name [Text Block]	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	7.26%
JNL-2300-1 | ColumbiaFundsVariableInsuranceTrustColumbiaVariablePortfolioStrategicIncomeFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	2.10%
JNL-2300-1 | ColumbiaFundsVariableInsuranceTrustIIColumbiaVariablePortfolioSeligmanGlobalTechnologyClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	31.86%
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	18.39%
JNL-2300-1 | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioSelectLargeCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	1.84%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	12.11%
JNL-2300-1 | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioSelectSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.71%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	9.39%
JNL-2300-1 | CreditSuisseTrustCommodityReturnStrategyPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1
Portfolio Company Adviser [Text Block]	Credit Suisse Asset Management, LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.03%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	1.34%
JNL-2300-1 | DelawareVIPTrustDelawareVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.36%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.92%
JNL-2300-1 | DFAInvestmentDimensionsGroupIncVAEquityAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.68%
Average Annual Total Returns, 5 Years [Percent]	6.13%
JNL-2300-1 | DFAInvestmentDimensionsGroupIncVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	0.76%
JNL-2300-1 | DFAInvestmentDimensionsGroupIncVAGlobalModerateAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.96%
Average Annual Total Returns, 5 Years [Percent]	4.47%
JNL-2300-1 | DFAInvestmentDimensionsGroupIncVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	6.02%
JNL-2300-1 | DFAInvestmentDimensionsGroupIncVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	3.46%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
JNL-2300-1 | DFAInvestmentDimensionsGroupIncVAShortTermFixedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	1.16%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	0.58%
JNL-2300-1 | DFAInvestmentDimensionsGroupIncVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	4.88%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	10.71%
JNL-2300-1 | DFAInvestmentDimensionsGroupIncVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	4.21%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	11.05%
JNL-2300-1 | EatonVanceVariableTrustEatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	2.68%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	2.52%
JNL-2300-1 | FederatedHermesInsuranceSeriesFederatedHermesHighIncomeBondFundIIPrimarySharesMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	3.58%
JNL-2300-1 | FederatedHermesInsuranceSeriesFederatedHermesKaufmannFundIIServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp.
Current Expenses [Percent]	1.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.80%
Average Annual Total Returns, 1 Year [Percent]	30.26%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	10.53%
JNL-2300-1 | FederatedHermesInsuranceSeriesFederatedHermesManagedVolatilityFundIIPrimarySharesMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	5.38%
JNL-2300-1 | FidelityVariableInsuranceProductsVIPFundsManager20PortfolioServiceClass2Member
Prospectus:
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	2.78%
JNL-2300-1 | FidelityVariableInsuranceProductsVIPFundsManager50PortfolioServiceClass2Member
Prospectus:
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.04%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	5.53%
JNL-2300-1 | FidelityVariableInsuranceProductsVIPFundsManager60PortfolioServiceClass2Member
Prospectus:
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	6.49%
JNL-2300-1 | FidelityVariableInsuranceProductsVIPFundsManager70PortfolioServiceClass2Member
Prospectus:
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.28%
JNL-2300-1 | FidelityVariableInsuranceProductsVIPTargetVolatilityPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - VIP Target Volatility Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	15.65%
Average Annual Total Returns, 5 Years [Percent]	2.81%
JNL-2300-1 | FidelityVariableInsuranceProductsFundFidelityVIPFreedomIncomeFundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.26%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.89%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	18.19%
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	8.63%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	26.49%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPDisciplinedSmallCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	18.45%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	8.66%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPDynamicCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	21.05%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	12.18%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPEnergyPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	62.87%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	4.54%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPEquityIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.24%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	9.91%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPFloatingRateHighIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	0.52%
Average Annual Total Returns, 5 Years [Percent]	3.17%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPGrowthIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	5.17%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	11.30%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	38.32%
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	14.81%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	24.64%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	14.52%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPHighIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	2.71%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPInternationalCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	26.57%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	6.98%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.97%
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPOverseasPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	24.68%
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	5.48%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPRealEstatePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	27.69%
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	4.85%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPStrategicIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.20%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPValuePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.29%
Average Annual Total Returns, 5 Years [Percent]	8.32%
Average Annual Total Returns, 10 Years [Percent]	10.83%
JNL-2300-1 | FidelityVariableInsuranceProductsFundVIPValueStrategiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	7.35%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	9.94%
JNL-2300-1 | FirstEagleVariableFundsOverseasVariableFundMember
Prospectus:
Portfolio Company Name [Text Block]	First Eagle Variable Funds - Overseas Variable Fund
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	3.98%
JNL-2300-1 | FranklinTempletonVariableInsuranceProductsTrustFranklinGlobalRealEstateVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Templeton Institutional, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	26.06%
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	2.89%
JNL-2300-1 | FranklinTempletonVariableInsuranceProductsTrustFranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	5.47%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
JNL-2300-1 | FranklinTempletonVariableInsuranceProductsTrustFranklinMutualSharesVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	6.73%
JNL-2300-1 | FranklinTempletonVariableInsuranceProductsTrustFranklinRisingDividendsVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.57%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.86%
JNL-2300-1 | FranklinTempletonVariableInsuranceProductsTrustFranklinStrategicIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	1.30%
JNL-2300-1 | FranklinTempletonVariableInsuranceProductsTrustFranklinUSGovernmentSecuritiesVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	0.06%
JNL-2300-1 | FranklinTempletonVariableInsuranceProductsTrustTempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	0.78%
JNL-2300-1 | GoldmanSachsVariableInsuranceTrustGoldmanSachsMultiStrategyAlternativesPortfolioAdvisorSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	6.61%
Average Annual Total Returns, 5 Years [Percent]	1.00%
JNL-2300-1 | GoldmanSachsVariableInsuranceTrustGoldmanSachsTrendDrivenAllocationFundServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	19.16%
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	3.23%
JNL-2300-1 | GuggenheimVariableFundsTrustSeriesBLargeCapValueSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series B (Large Cap Value Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	1.32%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.53%
JNL-2300-1 | GuggenheimVariableFundsTrustSeriesDWorldEquityIncomeSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.12%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	7.59%
JNL-2300-1 | GuggenheimVariableFundsTrustSeriesETotalReturnBondSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	16.15%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.48%
JNL-2300-1 | GuggenheimVariableFundsTrustSeriesFFloatingRateStrategiesSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	0.85%
Average Annual Total Returns, 5 Years [Percent]	1.64%
JNL-2300-1 | GuggenheimVariableFundsTrustSeriesJStylePlusMidGrowthSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	27.78%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	10.32%
JNL-2300-1 | GuggenheimVariableFundsTrustSeriesPHighYieldSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series P (High Yield Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	9.70%
Average Annual Total Returns, 5 Years [Percent]	1.30%
Average Annual Total Returns, 10 Years [Percent]	3.48%
JNL-2300-1 | GuggenheimVariableFundsTrustSeriesQSmallCapValueSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	3.74%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	7.85%
JNL-2300-1 | GuggenheimVariableFundsTrustSeriesXStylePlusSmallGrowthSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	26.61%
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	9.37%
JNL-2300-1 | GuggenheimVariableFundsTrustSeriesYStylePlusLargeGrowthSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	30.69%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	13.27%
JNL-2300-1 | InvescoInvescoVIAmericanValueFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. American Value Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	2.86%
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	8.60%
JNL-2300-1 | InvescoInvescoVIBalancedRiskAllocationFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	3.29%
JNL-2300-1 | InvescoInvescoVIComstockFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Comstock Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	1.12%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	11.02%
JNL-2300-1 | InvescoInvescoVIConservativeBalancedFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Conservative Balanced Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	4.99%
JNL-2300-1 | InvescoInvescoVICoreEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	20.55%
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	8.30%
JNL-2300-1 | InvescoInvescoVICorePlusBondFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.53%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	2.12%
JNL-2300-1 | InvescoInvescoVICorePlusBondFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.87%
JNL-2300-1 | InvescoInvescoVIDiversifiedDividendFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	1.68%
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	9.80%
JNL-2300-1 | InvescoInvescoVIEquityandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	7.51%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	8.40%
JNL-2300-1 | InvescoInvescoVIEQVInternationalEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	18.31%
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	4.41%
JNL-2300-1 | InvescoInvescoVIGlobalFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	31.94%
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.59%
JNL-2300-1 | InvescoInvescoVIGlobalRealEstateFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	24.93%
Average Annual Total Returns, 5 Years [Percent]	0.91%
Average Annual Total Returns, 10 Years [Percent]	2.48%
JNL-2300-1 | InvescoInvescoVIGlobalStrategicIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	0.38%
JNL-2300-1 | InvescoInvescoVIGovernmentSecuritiesFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	0.12%
Average Annual Total Returns, 10 Years [Percent]	0.43%
JNL-2300-1 | InvescoInvescoVIGrowthandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.75%
Average Annual Total Returns, 5 Years [Percent]	6.04%
Average Annual Total Returns, 10 Years [Percent]	10.15%
JNL-2300-1 | InvescoInvescoVIHealthCareFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Health Care Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	10.24%
JNL-2300-1 | InvescoInvescoVIHighYieldFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. High Yield Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Canada Ltd.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	2.92%
JNL-2300-1 | InvescoInvescoVIMainStreetFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	20.31%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	10.49%
JNL-2300-1 | InvescoInvescoVIMainStreetMidCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	14.45%
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	7.72%
JNL-2300-1 | InvescoInvescoVINasdaq100BufferFundDecemberSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	24.50%
JNL-2300-1 | InvescoInvescoVINasdaq100BufferFundJuneSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
JNL-2300-1 | InvescoInvescoVINasdaq100BufferFundMarchSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
JNL-2300-1 | InvescoInvescoVINasdaq100BufferFundSeptemberSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	21.15%
JNL-2300-1 | InvescoInvescoVISP500BufferFundDecemberSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.90%
JNL-2300-1 | InvescoInvescoVISP500BufferFundJuneSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
JNL-2300-1 | InvescoInvescoVISP500BufferFundMarchSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
JNL-2300-1 | InvescoInvescoVISP500BufferFundSeptemberSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	9.74%
JNL-2300-1 | InvescoInvescoVITechnologyFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Technology Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	39.95%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	10.46%
JNL-2300-1 | InvescoOppenheimerVIInternationalGrowthFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	27.16%
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	3.99%
JNL-2300-1 | IvyVariableInsurancePortfoliosDelawareIvyAssetStrategyClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.74%
Average Annual Total Returns, 5 Years [Percent]	4.31%
Average Annual Total Returns, 10 Years [Percent]	4.45%
JNL-2300-1 | IvyVariableInsurancePortfoliosDelawareIvyBalancedClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.06%
Average Annual Total Returns, 5 Years [Percent]	5.58%
Average Annual Total Returns, 10 Years [Percent]	7.06%
JNL-2300-1 | IvyVariableInsurancePortfoliosDelawareIvyCorporateBondClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	1.22%
JNL-2300-1 | IvyVariableInsurancePortfoliosDelawareIvyEnergyClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	50.47%
Average Annual Total Returns, 5 Years [Percent]	1.66%
Average Annual Total Returns, 10 Years [Percent]	0.39%
JNL-2300-1 | IvyVariableInsurancePortfoliosDelawareIvyGrowthClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	27.20%
Average Annual Total Returns, 5 Years [Percent]	11.54%
Average Annual Total Returns, 10 Years [Percent]	13.97%
JNL-2300-1 | IvyVariableInsurancePortfoliosDelawareIvyHighIncomeClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	10.97%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	3.58%
JNL-2300-1 | IvyVariableInsurancePortfoliosDelawareIvyLimitedTermBondClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	4.30%
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	0.87%
JNL-2300-1 | IvyVariableInsurancePortfoliosDelawareIvyMidCapGrowthClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	30.80%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	11.39%
JNL-2300-1 | IvyVariableInsurancePortfoliosDelawareIvyNaturalResourcesClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	0.23%
JNL-2300-1 | IvyVariableInsurancePortfoliosDelawareIvyScienceandTechnologyClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	32.13%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	12.13%
JNL-2300-1 | IvyVariableInsurancePortfoliosDelawareIvyValueClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	4.97%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	10.39%
JNL-2300-1 | IvyVariableInsurancePortfoliosDelawareVIPGlobalValueEquityClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.29%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	7.21%
JNL-2300-1 | JanusAspenSeriesJanusHendersonBalancedPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.40%
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	8.43%
JNL-2300-1 | JanusAspenSeriesJanusHendersonEnterprisePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.94%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	13.39%
JNL-2300-1 | JanusAspenSeriesJanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
JNL-2300-1 | JanusAspenSeriesJanusHendersonFortyPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	33.55%
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	13.00%
JNL-2300-1 | JanusAspenSeriesJanusHendersonGlobalResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	19.41%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	9.15%
JNL-2300-1 | JanusAspenSeriesJanusHendersonGlobalSustainableEquityPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
JNL-2300-1 | JanusAspenSeriesJanusHendersonGlobalTechnologyandInnovationPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	37.12%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	15.34%
JNL-2300-1 | JanusAspenSeriesJanusHendersonMidCapValuePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	8.52%
JNL-2300-1 | JanusAspenSeriesJanusHendersonOverseasPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	3.97%
JNL-2300-1 | JanusAspenSeriesJanusHendersonResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	29.89%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	11.44%
JNL-2300-1 | JohnHancockVariableInsuranceTrustEmergingMarketsValueTrustSeriesNAVMember
Prospectus:
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	11.63%
Average Annual Total Returns, 5 Years [Percent]	0.44%
Average Annual Total Returns, 10 Years [Percent]	1.29%
JNL-2300-1 | LazardRetirementSeriesIncLazardRetirementEmergingMarketsEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	15.12%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	0.12%
JNL-2300-1 | LazardRetirementSeriesIncLazardRetirementGlobalDynamicMultiAssetPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.38%
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	4.55%
JNL-2300-1 | LazardRetirementSeriesIncLazardRetirementInternationalEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	15.01%
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	3.41%
JNL-2300-1 | LazardRetirementSeriesIncLazardRetirementUSSmallMidCapEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.94%
JNL-2300-1 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableAggressiveGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	26.41%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	8.49%
JNL-2300-1 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableDividendStrategyPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	9.45%
Average Annual Total Returns, 10 Years [Percent]	11.42%
JNL-2300-1 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	32.24%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	12.77%
JNL-2300-1 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableSmallCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	29.01%
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.95%
JNL-2300-1 | LeggMasonPartnersVariableIncomeTrustWesternAssetVariableGlobalHighYieldBondPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	2.51%
JNL-2300-1 | LordAbbettSeriesFundIncBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.65%
JNL-2300-1 | LordAbbettSeriesFundIncDividendGrowthPortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.54%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	11.21%
JNL-2300-1 | LordAbbettSeriesFundIncGrowthandIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	9.43%
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	9.80%
JNL-2300-1 | MainStayVPFundsTrustMainStayVPMacKayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	12.89%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	9.77%
JNL-2300-1 | MFSVariableInsuranceTrustMFSGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	31.80%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.77%
JNL-2300-1 | MFSVariableInsuranceTrustMFSNewDiscoverySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	29.99%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	9.71%
JNL-2300-1 | MFSVariableInsuranceTrustMFSValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.77%
JNL-2300-1 | MFSVariableInsuranceTrustIIMFSInternationalGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	15.18%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.03%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITAllspringDiscoveryFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	37.82%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	8.87%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITAmundiMultiSectorBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	2.30%
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	2.77%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITAQRLargeCapDefensiveStyleFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	AQR Capital Management, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	12.24%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITBNYMellonCorePlusBondFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	13.44%
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	1.38%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSEquityIncomeClassXMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	1.02%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	11.28%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITBondIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	13.23%
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	0.82%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITCalvertEquityFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	22.92%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	10.15%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITColumbiaOverseasValueFundClassXMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	5.86%
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	3.17%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITDoubleLineTotalReturnTacticalFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	0.48%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITEmergingMarketsFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd and Loomis, Sayles & Company L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	24.92%
Average Annual Total Returns, 5 Years [Percent]	4.54%
Average Annual Total Returns, 10 Years [Percent]	0.47%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	0.55%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITInternationalEquityFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	14.12%
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	4.51%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	4.51%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITInvestorDestinationsCapitalAppreciationFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.50%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	6.16%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITInvestorDestinationsModerateFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	2.57%
Average Annual Total Returns, 10 Years [Percent]	5.40%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	13.31%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	15.96%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITJPMorganMozaicMultiAssetFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	15.64%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	15.13%
Average Annual Total Returns, 10 Years [Percent]	15.27%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	10.52%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITMultiManagerMidCapValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	2.59%
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	10.35%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITNSPartnersInternationalFocusedGrowthFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners LTD
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	38.08%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	4.00%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITSP500IndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	18.20%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.39%
JNL-2300-1 | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	20.46%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	8.91%
JNL-2300-1 | NeubergerBermanAdvisersManagementTrustMidCapIntrinsicValuePortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	8.39%
JNL-2300-1 | NeubergerBermanAdvisersManagementTrustMidCapGrowthPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	28.73%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	10.22%
JNL-2300-1 | NeubergerBermanAdvisersManagementTrustShortDurationBondPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.19%
Average Annual Total Returns, 5 Years [Percent]	0.69%
Average Annual Total Returns, 10 Years [Percent]	0.70%
JNL-2300-1 | NeubergerBermanAdvisersManagementTrustSustainableEquityPortfolioIClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	18.45%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
JNL-2300-1 | NeubergerBermanAdvisersManagementTrustUSEquityIndexPutWriteStrategyPortfolioClassSSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	4.01%
JNL-2300-1 | NorthernLightsVariableTrustBTSTacticalFixedIncomeVITFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Portfolio Company Adviser [Text Block]	BTS Asset Management, Inc.
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	13.12%
Average Annual Total Returns, 5 Years [Percent]	3.43%
JNL-2300-1 | NorthernLightsVariableTrustDonoghueForlinesDividendVITFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.02%
Average Annual Total Returns, 1 Year [Percent]	10.35%
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	2.89%
JNL-2300-1 | NorthernLightsVariableTrustDonoghueForlinesMomentumVITFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	1.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.66%
Average Annual Total Returns, 1 Year [Percent]	22.56%
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	6.81%
JNL-2300-1 | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	8.22%
JNL-2300-1 | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.90%
JNL-2300-1 | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	4.60%
JNL-2300-1 | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	2.92%
Average Annual Total Returns, 10 Years [Percent]	4.29%
JNL-2300-1 | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	3.19%
JNL-2300-1 | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	8.85%
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	2.93%
JNL-2300-1 | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	14.55%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.06%
JNL-2300-1 | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.70%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.80%
JNL-2300-1 | NorthernLightsVariableTrustTOPSManagedRiskBalancedETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.51%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	3.36%
JNL-2300-1 | NorthernLightsVariableTrustTOPSManagedRiskBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	11.85%
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	3.13%
JNL-2300-1 | NorthernLightsVariableTrustTOPSManagedRiskGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.49%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	13.45%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	4.03%
JNL-2300-1 | NorthernLightsVariableTrustTOPSManagedRiskGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.77%
JNL-2300-1 | NorthernLightsVariableTrustTOPSManagedRiskModerateGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	2.16%
Average Annual Total Returns, 10 Years [Percent]	3.97%
JNL-2300-1 | NorthernLightsVariableTrustTOPSManagedRiskModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	13.35%
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.72%
JNL-2300-1 | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	5.81%
JNL-2300-1 | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	12.90%
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	5.54%
JNL-2300-1 | PIMCOVariableInsuranceTrustAllAssetPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	3.25%
JNL-2300-1 | PIMCOVariableInsuranceTrustAllAssetPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	3.41%
JNL-2300-1 | PIMCOVariableInsuranceTrustCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	1.56%
JNL-2300-1 | PIMCOVariableInsuranceTrustDynamicBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	1.51%
JNL-2300-1 | PIMCOVariableInsuranceTrustEmergingMarketsBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	15.71%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	0.97%
JNL-2300-1 | PIMCOVariableInsuranceTrustGlobalBondOpportunitiesPortfolioUnhedgedAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	0.31%
JNL-2300-1 | PIMCOVariableInsuranceTrustGlobalCoreBondHedgedPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	0.35%
JNL-2300-1 | PIMCOVariableInsuranceTrustGlobalManagedAssetAllocationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	18.36%
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	3.12%
JNL-2300-1 | PIMCOVariableInsuranceTrustHighYieldPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.28%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	3.53%
JNL-2300-1 | PIMCOVariableInsuranceTrustIncomePortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.78%
Average Annual Total Returns, 5 Years [Percent]	1.77%
JNL-2300-1 | PIMCOVariableInsuranceTrustInternationalBondPortfolioUSDollarHedgedAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	10.15%
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]	2.22%
JNL-2300-1 | PIMCOVariableInsuranceTrustInternationalBondPortfolioUnhedgedAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	18.98%
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	1.61%
JNL-2300-1 | PIMCOVariableInsuranceTrustLongTermUSGovernmentPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	28.87%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	0.27%
JNL-2300-1 | PIMCOVariableInsuranceTrustLowDurationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	5.74%
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	0.42%
JNL-2300-1 | PIMCOVariableInsuranceTrustPIMCOGlobalDiversifiedAllocationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	0.90%
Average Annual Total Returns, 10 Years [Percent]	3.91%
JNL-2300-1 | PIMCOVariableInsuranceTrustRealReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	0.90%
JNL-2300-1 | PIMCOVariableInsuranceTrustShortTermPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	0.15%
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	1.35%
JNL-2300-1 | PIMCOVariableInsuranceTrustTotalReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	0.18%
Average Annual Total Returns, 10 Years [Percent]	0.92%
JNL-2300-1 | PioneerVariableContractsTrustPioneerBondVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.43%
JNL-2300-1 | PioneerVariableContractsTrustPioneerEquityIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.17%
JNL-2300-1 | PioneerVariableContractsTrustPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	19.68%
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	12.32%
JNL-2300-1 | PioneerVariableContractsTrustPioneerHighYieldVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	0.89%
Average Annual Total Returns, 10 Years [Percent]	3.11%
JNL-2300-1 | PioneerVariableContractsTrustPioneerMidCapValueVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	9.12%
JNL-2300-1 | PioneerVariableContractsTrustPioneerStrategicIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	1.71%
JNL-2300-1 | ProFundsProFundAccessVPHighYieldFundMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund Access VP High Yield Fund
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	7.97%
Average Annual Total Returns, 5 Years [Percent]	0.60%
Average Annual Total Returns, 10 Years [Percent]	2.87%
JNL-2300-1 | ProFundsProFundVPAsia30Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Asia 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	1.64%
JNL-2300-1 | ProFundsProFundVPBanksMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Banks
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	19.88%
Average Annual Total Returns, 5 Years [Percent]	0.40%
Average Annual Total Returns, 10 Years [Percent]	8.08%
JNL-2300-1 | ProFundsProFundVPBearMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Bear
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	17.11%
Average Annual Total Returns, 5 Years [Percent]	12.04%
Average Annual Total Returns, 10 Years [Percent]	13.86%
JNL-2300-1 | ProFundsProFundVPBiotechnologyMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Biotechnology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	12.08%
JNL-2300-1 | ProFundsProFundVPBullMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Bull
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	19.74%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	10.37%
JNL-2300-1 | ProFundsProFundVPCommunicationServicesMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Communication Services
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	21.22%
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	2.48%
JNL-2300-1 | ProFundsProFundVPConsumerDiscretionaryMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Discretionary
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	9.45%
JNL-2300-1 | ProFundsProFundVPConsumerStaplesMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Staples
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	24.70%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	8.38%
JNL-2300-1 | ProFundsProFundVPEmergingMarketsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Emerging Markets
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	0.13%
JNL-2300-1 | ProFundsProFundVPEnergyMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Energy
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	59.43%
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	3.42%
JNL-2300-1 | ProFundsProFundVPEurope30Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Europe 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	7.76%
Average Annual Total Returns, 5 Years [Percent]	1.07%
Average Annual Total Returns, 10 Years [Percent]	3.03%
JNL-2300-1 | ProFundsProFundVPFallingUSDollarMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Falling U.S. Dollar
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	4.47%
JNL-2300-1 | ProFundsProFundVPFinancialsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Financials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	15.14%
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	9.74%
JNL-2300-1 | ProFundsProFundVPGovernmentMoneyMarketMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Government Money Market
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	1.02%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	0.24%
JNL-2300-1 | ProFundsProFundVPHealthCareMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Health Care
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	6.02%
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	13.12%
JNL-2300-1 | ProFundsProFundVPIndustrialsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Industrials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	15.60%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	10.22%
JNL-2300-1 | ProFundsProFundVPInternationalMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP International
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	2.05%
JNL-2300-1 | ProFundsProFundVPInternetMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Internet
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	46.13%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	10.88%
JNL-2300-1 | ProFundsProFundVPJapanMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Japan
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	8.28%
JNL-2300-1 | ProFundsProFundVPLargeCapGrowthMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	30.64%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	11.63%
JNL-2300-1 | ProFundsProFundVPLargeCapValueMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	6.82%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	9.04%
JNL-2300-1 | ProFundsProFundVPMaterialsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Materials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	9.14%
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	6.89%
JNL-2300-1 | ProFundsProFundVPMidCapGrowthMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	20.34%
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	8.59%
JNL-2300-1 | ProFundsProFundVPMidCapValueMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	8.45%
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	9.06%
JNL-2300-1 | ProFundsProFundVPMidCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	8.38%
JNL-2300-1 | ProFundsProFundVPNASDAQ100Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	33.91%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	14.07%
JNL-2300-1 | ProFundsProFundVPPharmaceuticalsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Pharmaceuticals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	4.67%
Average Annual Total Returns, 10 Years [Percent]	8.15%
JNL-2300-1 | ProFundsProFundVPPreciousMetalsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Precious Metals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	11.02%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	4.05%
JNL-2300-1 | ProFundsProFundVPRealEstateMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Real Estate
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	26.56%
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.92%
JNL-2300-1 | ProFundsProFundVPRisingRatesOpportunityMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Rising Rates Opportunity
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.66%
Average Annual Total Returns, 1 Year [Percent]	58.47%
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	3.97%
JNL-2300-1 | ProFundsProFundVPSemiconductorMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Semiconductor
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	37.50%
Average Annual Total Returns, 5 Years [Percent]	12.57%
Average Annual Total Returns, 10 Years [Percent]	18.49%
JNL-2300-1 | ProFundsProFundVPShortEmergingMarketsMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Emerging Markets
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	7.37%
JNL-2300-1 | ProFundsProFundVPShortInternationalMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short International
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	12.45%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.67%
JNL-2300-1 | ProFundsProFundVPShortMidCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Mid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	11.83%
Average Annual Total Returns, 10 Years [Percent]	13.84%
JNL-2300-1 | ProFundsProFundVPShortNASDAQ100Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	35.06%
Average Annual Total Returns, 5 Years [Percent]	16.57%
Average Annual Total Returns, 10 Years [Percent]	18.18%
JNL-2300-1 | ProFundsProFundVPShortSmallCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Small-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	17.81%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	13.44%
JNL-2300-1 | ProFundsProFundVPSmallCapGrowthMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	22.41%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	9.30%
JNL-2300-1 | ProFundsProFundVPSmallCapValueMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	8.49%
JNL-2300-1 | ProFundsProFundVPSmallCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	21.85%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	7.03%
JNL-2300-1 | ProFundsProFundVPTechnologyMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Technology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	35.72%
Average Annual Total Returns, 5 Years [Percent]	12.25%
Average Annual Total Returns, 10 Years [Percent]	15.15%
JNL-2300-1 | ProFundsProFundVPUSGovernmentPlusMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP U.S. Government Plus
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	41.70%
Average Annual Total Returns, 5 Years [Percent]	6.07%
Average Annual Total Returns, 10 Years [Percent]	1.84%
JNL-2300-1 | ProFundsProFundVPUltraBullMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraBull
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	39.12%
Average Annual Total Returns, 5 Years [Percent]	9.32%
Average Annual Total Returns, 10 Years [Percent]	18.04%
JNL-2300-1 | ProFundsProFundVPUltraMidCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraMid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	32.17%
Average Annual Total Returns, 5 Years [Percent]	2.53%
Average Annual Total Returns, 10 Years [Percent]	13.66%
JNL-2300-1 | ProFundsProFundVPUltraNASDAQ100Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraNASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	60.93%
Average Annual Total Returns, 5 Years [Percent]	12.50%
Average Annual Total Returns, 10 Years [Percent]	24.72%
JNL-2300-1 | ProFundsProFundVPUltraShortNASDAQ100Member
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraShort NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	56.04%
Average Annual Total Returns, 5 Years [Percent]	35.50%
Average Annual Total Returns, 10 Years [Percent]	35.78%
JNL-2300-1 | ProFundsProFundVPUltraSmallCapMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraSmall-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	43.68%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	10.04%
JNL-2300-1 | ProFundsProFundVPUtilitiesMember
Prospectus:
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Utilities
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	0.25%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	9.21%
JNL-2300-1 | PutnamVariableTrustPutnamVTDiversifiedIncomeFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.35%
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	1.70%
JNL-2300-1 | PutnamVariableTrustPutnamVTHighYieldFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.60%
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	3.22%
JNL-2300-1 | PutnamVariableTrustPutnamVTIncomeFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.81%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.16%
JNL-2300-1 | PutnamVariableTrustPutnamVTInternationalValueFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	6.81%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	4.19%
JNL-2300-1 | PutnamVariableTrustPutnamVTLargeCapValueFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	3.13%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.76%
JNL-2300-1 | PutnamVariableTrustPutnamVTMortgageSecuritiesFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.07%
Average Annual Total Returns, 5 Years [Percent]	0.91%
Average Annual Total Returns, 10 Years [Percent]	0.07%
JNL-2300-1 | PutnamVariableTrustPutnamVTSustainableLeadersFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.91%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%
JNL-2300-1 | RoyceCapitalFundRoyceMicroCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	22.43%
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	5.73%
JNL-2300-1 | RoyceCapitalFundRoyceSmallCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	6.33%
JNL-2300-1 | RussellInvestmentFundsBalancedStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - Balanced Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.35%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	4.48%
JNL-2300-1 | RussellInvestmentFundsEquityGrowthStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - Equity Growth Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.68%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	6.05%
JNL-2300-1 | RussellInvestmentFundsGlobalRealEstateSecuritiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - Global Real Estate Securities Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	26.77%
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	3.36%
JNL-2300-1 | RussellInvestmentFundsInternationalDevelopedMarketsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - International Developed Markets Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	0.96%
Average Annual Total Returns, 10 Years [Percent]	4.47%
JNL-2300-1 | RussellInvestmentFundsModerateStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - Moderate Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.65%
Average Annual Total Returns, 5 Years [Percent]	0.77%
Average Annual Total Returns, 10 Years [Percent]	3.08%
JNL-2300-1 | RussellInvestmentFundsStrategicBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - Strategic Bond Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	14.28%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	0.94%
JNL-2300-1 | RussellInvestmentFundsUSSmallCapEquityFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - U.S. Small Cap Equity Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.96%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	8.85%
JNL-2300-1 | RussellInvestmentFundsUSStrategicEquityFundMember
Prospectus:
Portfolio Company Name [Text Block]	Russell Investment Funds - U.S. Strategic Equity Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	20.86%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	10.79%
JNL-2300-1 | RydexVariableTrustBankingFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Banking Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	6.71%
JNL-2300-1 | RydexVariableTrustBasicMaterialsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Basic Materials Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	9.65%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.71%
JNL-2300-1 | RydexVariableTrustBiotechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Biotechnology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	13.31%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	10.76%
JNL-2300-1 | RydexVariableTrustCommoditiesStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Commodities Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.71%
Average Annual Total Returns, 1 Year [Percent]	22.88%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	4.49%
JNL-2300-1 | RydexVariableTrustConsumerProductsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Consumer Products Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	0.91%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.62%
JNL-2300-1 | RydexVariableTrustDow2xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Dow 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	20.49%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	18.43%
JNL-2300-1 | RydexVariableTrustElectronicsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Electronics Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	32.70%
Average Annual Total Returns, 5 Years [Percent]	15.07%
Average Annual Total Returns, 10 Years [Percent]	18.82%
JNL-2300-1 | RydexVariableTrustEnergyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	48.29%
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	0.09%
JNL-2300-1 | RydexVariableTrustEnergyServicesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	42.56%
Average Annual Total Returns, 5 Years [Percent]	10.63%
Average Annual Total Returns, 10 Years [Percent]	10.18%
JNL-2300-1 | RydexVariableTrustEurope125xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Europe 1.25x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	13.07%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	2.78%
JNL-2300-1 | RydexVariableTrustFinancialServicesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Financial Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	18.11%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	8.66%
JNL-2300-1 | RydexVariableTrustGlobalManagedFuturesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Global Managed Futures Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	1.75%
JNL-2300-1 | RydexVariableTrustGovernmentLongBond12xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	40.82%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	1.71%
JNL-2300-1 | RydexVariableTrustGuggenheimLongShortEquityFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Guggenheim Long Short Equity Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	14.39%
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	3.74%
JNL-2300-1 | RydexVariableTrustHealthCareFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Health Care Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	12.00%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	12.18%
JNL-2300-1 | RydexVariableTrustHighYieldStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - High Yield Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.76%
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	0.22%
JNL-2300-1 | RydexVariableTrustInternetFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Internet Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	44.84%
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	9.11%
JNL-2300-1 | RydexVariableTrustInverseDow2xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	24.90%
Average Annual Total Returns, 10 Years [Percent]	27.27%
JNL-2300-1 | RydexVariableTrustInverseGovernmentLongBondStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	4.45%
Average Annual Total Returns, 1 Year [Percent]	46.20%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	2.30%
JNL-2300-1 | RydexVariableTrustInverseMidCapStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	13.08%
JNL-2300-1 | RydexVariableTrustInverseNASDAQ100StrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	34.84%
Average Annual Total Returns, 5 Years [Percent]	15.29%
Average Annual Total Returns, 10 Years [Percent]	17.30%
JNL-2300-1 | RydexVariableTrustInverseRussell2000StrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	17.36%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	12.80%
JNL-2300-1 | RydexVariableTrustInverseSP500StrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	16.59%
Average Annual Total Returns, 5 Years [Percent]	11.95%
Average Annual Total Returns, 10 Years [Percent]	13.62%
JNL-2300-1 | RydexVariableTrustJapan2xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Japan 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	42.99%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.95%
JNL-2300-1 | RydexVariableTrustLeisureFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Leisure Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	27.56%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	7.18%
JNL-2300-1 | RydexVariableTrustMidCap15xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	23.20%
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	9.34%
JNL-2300-1 | RydexVariableTrustMultiHedgeStrategiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.25%
JNL-2300-1 | RydexVariableTrustNASDAQ1002xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.82%
Average Annual Total Returns, 1 Year [Percent]	61.04%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	25.36%
JNL-2300-1 | RydexVariableTrustNASDAQ100FundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	34.14%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	14.37%
JNL-2300-1 | RydexVariableTrustNovaFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Nova Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	30.26%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	15.27%
JNL-2300-1 | RydexVariableTrustPreciousMetalsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Precious Metals Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	11.08%
Average Annual Total Returns, 5 Years [Percent]	6.60%
Average Annual Total Returns, 10 Years [Percent]	2.75%
JNL-2300-1 | RydexVariableTrustRealEstateFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Real Estate Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	27.40%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	4.29%
JNL-2300-1 | RydexVariableTrustRetailingFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Retailing Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	26.52%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	8.88%
JNL-2300-1 | RydexVariableTrustRussell200015xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	33.46%
Average Annual Total Returns, 5 Years [Percent]	0.69%
Average Annual Total Returns, 10 Years [Percent]	9.31%
JNL-2300-1 | RydexVariableTrustRussell20002xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Russell 2000® 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	43.01%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	10.44%
JNL-2300-1 | RydexVariableTrustSP5002xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	39.77%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	18.65%
JNL-2300-1 | RydexVariableTrustSP500PureGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	28.35%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	11.04%
JNL-2300-1 | RydexVariableTrustSP500PureValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	2.55%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	9.37%
JNL-2300-1 | RydexVariableTrustSPMidCap400PureGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	22.62%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	6.15%
JNL-2300-1 | RydexVariableTrustSPMidCap400PureValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	5.22%
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	9.46%
JNL-2300-1 | RydexVariableTrustSPSmallCap600PureGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	29.90%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	6.74%
JNL-2300-1 | RydexVariableTrustSPSmallCap600PureValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	8.24%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	6.90%
JNL-2300-1 | RydexVariableTrustStrengtheningDollar2xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.93%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	4.41%
JNL-2300-1 | RydexVariableTrustTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Technology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	36.25%
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	13.38%
JNL-2300-1 | RydexVariableTrustTelecommunicationsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Telecommunications Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	25.85%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	2.86%
JNL-2300-1 | RydexVariableTrustTransportationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Transportation Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	35.03%
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	9.34%
JNL-2300-1 | RydexVariableTrustUSGovernmentMoneyMarketFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - U.S. Government Money Market Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	0.73%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	0.23%
JNL-2300-1 | RydexVariableTrustUtilitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Utilities Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	1.04%
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	8.52%
JNL-2300-1 | RydexVariableTrustWeakeningDollar2xStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	18.45%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	7.78%
JNL-2300-1 | TRowePriceEquitySeriesIncTRowePriceBlueChipGrowthPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	38.66%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	11.40%
JNL-2300-1 | TRowePriceEquitySeriesIncTRowePriceEquityIncomePortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	3.59%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	9.41%
JNL-2300-1 | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	15.35%
JNL-2300-1 | TRowePriceEquitySeriesIncTRowePriceMidCapGrowthPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	22.75%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	11.68%
JNL-2300-1 | TRowePriceFixedIncomeSeriesIncTRowePriceLimitedTermBondPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.93%
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	0.64%
JNL-2300-1 | TheMergerFundVLTheMergerFundVLClassIMember
Prospectus:
Portfolio Company Name [Text Block]	The Merger Fund VL - The Merger Fund VL: Class I
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Westchester Capital Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.57%
Average Annual Total Returns, 1 Year [Percent]	0.88%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	3.16%
JNL-2300-1 | ThirdAvenueVariableSeriesTrustThirdAvenueValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Third Avenue Variable Series Trust - Third Avenue Value Portfolio
Portfolio Company Adviser [Text Block]	Third Avenue Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	5.98%
JNL-2300-1 | TwoRoadsSharedTrustRedwoodManagedVolatilityPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Portfolio Company Adviser [Text Block]	Redwood Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	2.50%
JNL-2300-1 | TwoRoadsSharedTrustRedwoodManagedVolatilityPortfolioClassNMember
Prospectus:
Portfolio Company Name [Text Block]	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N
Portfolio Company Adviser [Text Block]	Redwood Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.99%
Average Annual Total Returns, 1 Year [Percent]	7.60%
Average Annual Total Returns, 5 Years [Percent]	2.01%
JNL-2300-1 | VanEckVIPTrustVanEckVIPEmergingMarketsBondFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	0.56%
Average Annual Total Returns, 10 Years [Percent]	0.09%
JNL-2300-1 | VanEckVIPTrustVanEckVIPEmergingMarketsFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	24.36%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	1.25%
JNL-2300-1 | VanEckVIPTrustVanEckVIPGlobalGoldFundClassSMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	13.36%
Average Annual Total Returns, 5 Years [Percent]	3.85%
JNL-2300-1 | VanEckVIPTrustVanEckVIPGlobalResourcesFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	0.35%
JNL-2300-1 | VanguardVariableInsuranceFundBalancedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	8.41%
JNL-2300-1 | VanguardVariableInsuranceFundCapitalGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	15.48%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	13.75%
JNL-2300-1 | VanguardVariableInsuranceFundConservativeAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	4.52%
JNL-2300-1 | VanguardVariableInsuranceFundDiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	10.08%
JNL-2300-1 | VanguardVariableInsuranceFundEquityIncomePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	0.66%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.58%
JNL-2300-1 | VanguardVariableInsuranceFundEquityIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.40%
JNL-2300-1 | VanguardVariableInsuranceFundGlobalBondIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	0.12%
JNL-2300-1 | VanguardVariableInsuranceFundGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Growth Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	33.37%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.49%
JNL-2300-1 | VanguardVariableInsuranceFundHighYieldBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	9.36%
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	3.62%
JNL-2300-1 | VanguardVariableInsuranceFundInternationalPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Current Expenses [Percent]	0.41%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	30.12%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.58%
JNL-2300-1 | VanguardVariableInsuranceFundMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	18.82%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
JNL-2300-1 | VanguardVariableInsuranceFundModerateAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	6.14%
JNL-2300-1 | VanguardVariableInsuranceFundRealEstateIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	26.30%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
JNL-2300-1 | VanguardVariableInsuranceFundShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	5.72%
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.44%
JNL-2300-1 | VanguardVariableInsuranceFundSmallCompanyGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Portfolio Company Adviser [Text Block]	ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	25.35%
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	10.06%
JNL-2300-1 | VanguardVariableInsuranceFundTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	0.92%
JNL-2300-1 | VanguardVariableInsuranceFundTotalInternationalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	16.01%
Average Annual Total Returns, 5 Years [Percent]	1.01%
JNL-2300-1 | VanguardVariableInsuranceFundTotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%
JNL-2300-1 | VirtusVariableInsuranceTrustVirtusDuffPhelpsRealEstateSecuritiesSeriesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	26.09%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	6.92%
JNL-2300-1 | VirtusVariableInsuranceTrustVirtusNewfleetMultiSectorIntermediateBondSeriesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.52%
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	2.31%
JNL-2300-1 | VirtusVariableInsuranceTrustVirtusSGAInternationalGrowthSeriesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Sustainable Growth Advisers, LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	1.31%
JNL-2300-1 | RebalancingProgramMember
Prospectus:
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
JNL-2300-1 | DollarCostAveragingMember
Prospectus:
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
JNL-2300-1 | SystematicWithdrawalsMember
Prospectus:
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
JNL-2300-1 | ROPEnhancedDeathBenefitRiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
JNL-2300-1 | ReturnofPremiumEnhancedDeathBenefitOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
JNL-2300-1 | ReturnofPremiumDeathBenefitOptionMember
Prospectus:
Operation of Benefit [Text Block]	ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or(2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn. Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:(a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);(b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or(c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).(2)the Annuity Date;(3)the date the Contract to which this rider is attached terminates;(4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;(5)Subject to the step up in Contract Value described above, immediately following a spousal continuation.Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
JNL-2300-1 | Standard Death Benefit [Member]
Prospectus:
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Operation of Benefit [Text Block]	Death Benefit Death of Contract Owner During the Accumulation Period If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations. The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary. Restricted Beneficiary In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor. Standard Death Benefit (Return of Contract Value) If you die during the Accumulation Period (assuming you have not elected the ROP Enhanced Death Benefit Rider), the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or(2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:(a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);(b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or(c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).(2)the Annuity Date;(3)the date the Contract to which this rider is attached terminates;(4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;(5)Subject to the step up in Contract Value described above, immediately following a spousal continuation.Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state. Payment of the Death Benefit During the Accumulation Period Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2. OPTION 1 - lump sum payment of the Death Benefit Amount; or OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or OPTION 4 – in any other manner permitted by law and approved by Jefferson National. Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to: •continue the Contract in his or her own name at the then current Death Benefit Amount;•elect a lump sum payment of the Death Benefit Amount; or•apply the Death Benefit Amount to an Annuity Option, see Beneficially Owned Contracts for additional information.If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor. Death of Contract Owner During the Annuity Period If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Death of Annuitant If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named. Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Monument Advisor Select
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES (see Fee Table and Expenses)
Charges for Early Withdrawals	None
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Valueor other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.18%[2]	4.91%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $371.43	Highest Annual Cost Estimate: $4,295.15
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees[

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None

Transaction Charges [Text Block]
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Valueor other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.18%[2]	4.91%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $371.43	Highest Annual Cost Estimate: $4,295.15
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees[

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.24%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.24%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Separate Account value.
Investment Options (of Other Amount) Minimum [Percent]	0.18%
Investment Options (of Other Amount) Maximum [Percent]	4.91%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.15%
Lowest Annual Cost [Dollars]	$ 371.43
Highest Annual Cost [Dollars]	$ 4,295.15
Risks [Table Text Block]
RISKS
Risk of Loss	Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this Contract is subject to the risk of poor investment performance of the
Investment Options chosen by the Owner.
• Each investment Option has its own unique risks.
• Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-
free phone number indicated in Contacting Us (see Principal Risks).

Investment Restrictions [Text Block]	• We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios).• Certain Investment Portfolios have early cut-off times (see Appendix A: More Information About the Investment Portfolios).• Not all Investment Portfolios may be available under your Contract (see Appendix A: More Information About the Investment Portfolios).• Transfers between Investment Portfolios are subject to policies designed to deter short-term and excessively frequent transfers. Jefferson National may restrict the form in which transfer requests will be accepted (see Excessive Trading Limits).
Optional Benefit Restrictions [Text Block]	• We reserve the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new Contracts and will not impact any Contracts already in force.• If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit or other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.• If the Contract is purchased through a tax-qualified plan or IRA, there is no additional Tax Deferral.• Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.See Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the Contract. Compensation can take the form of indirect compensation in that the Company may share the revenue it earns on this Contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this Contract over another investment (see The Monument Advisor SelectSM Variable Annuity Contract).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Monument Advisor SelectSM Variable Annuity Contract).
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from the Contract, or transfers Contract Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Transfer Fee[1]	$25[2]
The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240[3]
Optional Benefit[4]
Maximum ROP Enhanced Death Benefit Rider Fee (assessed as an annualized percentage of Contract daily net assets)	0.30%[5]
[1]All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).[2]Currently, We do not assess a Transfer Fee.[3]The annual Subscription Fee is assessed via a monthly deduction of $20 per month.[4]Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Deductions).[5]Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: More Information About the Investment Portfolios.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.18%	4.91%
Example The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The Example assumes: •a $100,000 investment in the Contract for the time periods indicated;•a 5% return each year;•the maximum and the minimum annual underlying mutual fund expenses;•election of the ROP Enhanced Death Benefit Rider (0.30%).
	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.91%)	$5,723	$17,044	$28,202	$55,400	*	$17,044	$28,202	$55,400	$5,723	$17,044	$28,202	$55,400
Minimum Annual Underlying Mutual Fund Expenses (0.18%)	$756	$2,366	$4,115	$9,180	*	$2,366	$4,115	$9,180	$756	$2,366	$4,115	$9,180

Exchange Fee (of Other Amount), Maximum [Percent]	25.00%
Exchange Fee, Footnotes [Text Block]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).[2]Currently, We do not assess a Transfer Fee.
Administrative Expense, Maximum [Dollars]	$ 240
Administrative Expense, Footnotes [Text Block]	The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,723
Surrender Expense, 1 Year, Minimum [Dollars]	756
Surrender Expense, 3 Years, Maximum [Dollars]	17,044
Surrender Expense, 3 Years, Minimum [Dollars]	2,366
Surrender Expense, 5 Years, Maximum [Dollars]	28,202
Surrender Expense, 5 Years, Minimum [Dollars]	4,115
Surrender Expense, 10 Years, Maximum [Dollars]	55,400
Surrender Expense, 10 Years, Minimum [Dollars]	9,180
Annuitized Expense, 3 Years, Maximum [Dollars]	17,044
Annuitized Expense, 3 Years, Minimum [Dollars]	2,366
Annuitized Expense, 5 Years, Maximum [Dollars]	28,202
Annuitized Expense, 5 Years, Minimum [Dollars]	4,115
Annuitized Expense, 10 Years, Maximum [Dollars]	55,400
Annuitized Expense, 10 Years, Minimum [Dollars]	9,180
No Surrender Expense, 1 Year, Maximum [Dollars]	5,723
No Surrender Expense, 1 Year, Minimum [Dollars]	756
No Surrender Expense, 3 Years, Maximum [Dollars]	17,044
No Surrender Expense, 3 Years, Minimum [Dollars]	2,366
No Surrender Expense, 5 Years, Maximum [Dollars]	28,202
No Surrender Expense, 5 Years, Minimum [Dollars]	4,115
No Surrender Expense, 10 Years, Maximum [Dollars]	55,400
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,180
Item 5. Principal Risks [Table Text Block]	Principal Risks Owners should be aware of the following risks associated with owning a variable annuity: Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided. Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty. Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings. Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Us potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Our ability to electronically interact with service providers. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. In connection with any such cyber-attack, We and/or Our service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. We will not, however, be responsible for any adverse impact to Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks. Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the Contract. The Standard Benefits table indicates the benefits that are available under the Contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the Contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
ROP Enhanced Death Benefit Rider (see Death Benefit)	Enhanced death benefit	0.30% (daily net assets)	0.15% (daily net assets)
• Owner must be 80 or younger at
application
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and
assignments could eliminate the
death benefit
• Purchase payments are limited to
$3,000,000 for one or more
Contracts with the ROP Enhanced
Death Benefit Rider that use the
Measuring Life

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/LimitationsBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: More Information About the Investment Portfolios The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000220422NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Prospectuses Available [Text Block]	The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000220422NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Subadvisor: Flexible Plan Investments, Ltd.	1.61%	0.00%	1.61%	-5.06%	3.83%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.94%	0.00%	0.94%	-36.52%	7.42%	11.90%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.87%*	0.00%	0.87%	-41.97%	7.14%	10.62%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.97%*	0.00%	0.97%	-38.32%	4.99%	9.21%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.05%	0.00%	1.05%	-15.82%	3.62%	9.06%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A) Investment Advisor: AllianceBernstein L.P.	0.59%	0.00%	0.59%	-4.19%	8.09%	11.37%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.15%*	0.00%	1.15%	-27.17%	7.72%	9.99%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.79%*	0.00%	1.79%	-27.81%	1.16%	3.78%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (formerly, Allspring Variable Trust - VT Discovery Fund: Class 2) This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.15%*	0.00%	1.15%	-37.85%	4.40%	9.38%
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	-20.81%	7.86%	10.68%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (formerly, ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	2.23%*	0.00%	2.23%	-28.91%	3.32%
Equity	ALPS Variable Investment Trust - ALPS/ Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	17.32%	3.38%
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.89%	0.00%	0.89%	-13.17%	4.59%	7.17%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.88%	0.00%	0.88%	-12.88%	2.80%	4.90%
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.86%*	0.00%	0.86%	-11.82%	0.54%	1.74%
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.87%	0.00%	0.87%	-13.25%	3.84%	6.32%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.87%*	0.00%	0.87%	-12.54%	1.77%	3.36%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.77%	0.00%	0.77%	-13.08%	1.38%	0.67%
Allocation	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.83%*	0.00%	0.83%	-17.27%	4.43%	6.64%
Equity	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.71%	0.00%	0.71%	-12.74%	6.85%	10.63%
Equity	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I Investment Advisor: American Century Investment Management, Inc.	1.10%*	0.00%	1.10%	-24.75%	2.32%	4.95%
Equity	American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.72%*	0.00%	0.72%	-0.26%	7.87%	10.29%
Equity	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.76%*	0.00%	0.76%	-32.38%	11.10%	14.12%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: American Century Investment Management, Inc.	0.73%*	0.00%	0.73%	0.54%	7.85%	10.59%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	-10.16%	-0.11%	0.75%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.80%*	0.00%	0.80%	-9.53%	2.88%	3.64%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	-13.66%	5.06%	7.87%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	-7.37%	3.83%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.00%	0.00%	1.00%	-17.84%	-2.01%	-0.70%
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	-17.57%	3.83%	7.53%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	-24.92%	6.80%	9.92%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	0.00%	1.15%	-29.69%	2.54%	6.58%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.85%	0.00%	0.85%	-30.11%	10.86%	13.38%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.79%	0.00%	0.79%	-16.71%	7.56%	11.28%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.04%	0.00%	1.04%	-21.02%	-1.29%	3.67%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.03%*	0.00%	1.03%	-15.52%	0.35%	3.37%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.90%*	0.00%	0.90%	-13.97%	2.83%	5.69%
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.89%*	0.00%	0.89%	-9.16%	2.08%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	-22.25%	2.07%	4.02%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.70%*	0.00%	0.70%	-12.75%	0.51%	1.12%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.72%*	0.00%	0.72%	-11.20%	0.37%	0.70%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	-8.69%	6.84%	11.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.80%*	0.00%	0.80%	-10.96%	2.27%	3.80%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.79%*	0.00%	0.79%	-14.50%	-0.23%	0.92%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.81%*	0.00%	0.81%	-20.16%	8.22%	11.56%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	-8.41%	6.40%	10.14%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.92%*	0.00%	0.92%	-4.10%	7.11%	9.85%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock (Singapore) Limited	1.01%*	0.00%	1.01%	-16.07%	3.25%	4.80%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	1.05%*	0.00%	1.05%	-38.25%	7.24%	11.89%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	0.00%	0.60%	-16.65%	5.29%	10.20%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Mellon Investments Corporation	0.26%	0.30%	0.56%	-18.32%	9.14%	12.28%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management Limited	0.68%	0.00%	0.68%	-22.87%	9.33%	11.36%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.89%	0.00%	0.89%	-15.47%	6.13%	7.26%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.93%*	0.00%	0.93%	-11.52%	0.98%	2.10%
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.21%*	0.00%	1.21%	-31.86%	14.35%	18.39%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.69%	0.00%	0.69%	-1.84%	8.11%	12.11%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	-14.71%	4.65%	9.39%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: Credit Suisse Asset Management, LLC	1.05%	0.00%	1.05%	16.03%	6.62%	-1.34%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.08%	0.00%	1.08%	-12.36%	4.04%	8.92%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.30%*	0.30%	0.60%	-13.68%	6.13%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	0.30%	0.51%	-6.33%	-0.06%	0.76%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.30%	0.58%	-10.96%	4.47%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	0.30%	0.70%	-17.64%	0.52%	6.02%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.28%	0.30%	0.58%	-3.46%	1.48%	4.49%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.12%	0.30%	0.42%	-1.16%	0.70%	0.58%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.30%	0.51%	-4.88%	5.67%	10.71%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.30%	0.59%	-4.21%	7.48%	11.05%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Eaton Vance Management	1.17%	0.00%	1.17%	-2.68%	1.94%	2.52%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.81%*	0.00%	0.81%	-11.78%	1.59%	3.58%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Global Investment Management Corp.	1.80%	0.00%	1.80%	-30.26%	4.85%	10.53%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.97%*	0.00%	0.97%	-13.75%	2.56%	5.38%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.60%	0.00%	0.60%	-12.26%	1.69%	2.89%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	-18.19%	6.93%	8.63%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	-26.49%	8.39%	11.15%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.73%	0.00%	0.73%	-18.45%	4.40%	8.66%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	62.87%	6.94%	4.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	0.00%	0.76%	-5.24%	7.88%	9.91%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	-0.52%	3.17%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	0.00%	0.77%	-5.17%	8.58%	11.30%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	-38.32%	12.80%	14.81%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	-24.64%	12.14%	14.52%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.97%	0.00%	0.97%	-11.67%	0.86%	2.71%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.07%	0.00%	1.07%	-26.57%	3.03%	6.98%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.65%	0.00%	0.65%	-13.21%	0.38%	1.28%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	-14.97%	5.68%	9.69%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	0.00%	1.02%	-24.68%	2.35%	5.48%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	-27.69%	1.45%	4.85%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.92%	0.00%	0.92%	-11.52%	1.09%	2.20%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	-4.29%	8.32%	10.83%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	-7.35%	8.10%	9.94%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.40%*	0.00%	1.40%	-8.16%	1.48%	3.98%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Templeton Institutional, LLC	1.25%*	0.00%	1.25%	-26.06%	0.24%	2.89%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.71%	0.00%	0.71%	-5.47%	4.30%	5.51%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 Investment Advisor: Franklin Mutual Advisers, LLC	0.94%	0.00%	0.94%	-7.43%	3.15%	6.73%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.90%*	0.00%	0.90%	-10.57%	10.04%	11.86%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.06%*	0.00%	1.06%	-10.75%	-0.07%	1.30%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.76%	0.00%	0.76%	-9.75%	-0.58%	0.06%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.77%*	0.00%	0.77%	-4.95%	-2.32%	-0.78%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.36%*	0.00%	1.36%	-6.61%	1.00%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.87%*	0.00%	0.87%	-16.15%	0.15%	2.48%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.18%*	0.00%	1.18%	-0.85%	1.64%
Equity	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) Investment Advisor: Guggenheim Investments	1.06%*	0.00%	1.06%	-27.78%	5.98%	10.32%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.07%*	0.00%	1.07%	-9.70%	1.30%	3.48%
Equity	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) Investment Advisor: Guggenheim Investments	1.12%*	0.00%	1.12%	-3.74%	5.19%	7.85%
Equity	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) Investment Advisor: Guggenheim Investments	1.04%*	0.00%	1.04%	-30.69%	9.52%	13.27%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	-14.52%	1.94%	3.29%
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	1.12%	8.03%	11.02%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	-20.55%	6.19%	8.30%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.61%*	0.00%	0.61%	-14.53%	0.20%	2.12%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is no longer available to receive transfers or new premium payments effective August 19, 2022 Investment Advisor: Invesco Advisers, Inc.	0.86%*	0.00%	0.86%	-14.68%	-0.04%	1.87%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.67%	0.00%	0.67%	-1.68%	6.24%	9.80%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.57%	0.00%	0.57%	-7.51%	5.62%	8.40%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.91%	0.00%	0.91%	-18.31%	1.51%	4.41%
Equity	Invesco - Invesco V.I. Global Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.06%	0.00%	1.06%	-31.94%	2.59%	7.59%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	-24.93%	-0.91%	2.48%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.16%*	0.00%	1.16%	-11.71%	-1.53%	0.38%
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	-10.29%	-0.12%	0.43%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	-5.75%	6.04%	10.15%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.96%	0.00%	0.96%	-13.32%	8.30%	10.24%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Canada Ltd.	0.88%	0.00%	0.88%	-9.55%	1.36%	2.92%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.05%*	0.00%	1.05%	-20.31%	6.89%	10.49%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.18%	0.00%	1.18%	-14.45%	4.82%	7.72%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	-39.95%	6.31%	10.46%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	-27.16%	-0.01%	3.99%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.87%*	0.00%	0.87%	-14.74%	4.31%	4.45%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	1.06%*	0.00%	1.06%	-16.06%	5.58%	7.06%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.80%	0.00%	0.80%	-15.79%	0.39%	1.22%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.23%	0.00%	1.23%	50.47%	-1.66%	-0.39%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.92%	0.00%	0.92%	-10.97%	1.73%	3.58%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.81%*	0.00%	0.81%	-4.30%	0.82%	0.87%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	-30.80%	10.59%	11.39%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.25%	0.00%	1.25%	17.77%	1.99%	0.23%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.17%	0.00%	1.17%	-32.13%	8.43%	12.13%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.01%	0.00%	1.01%	-4.97%	8.30%	10.39%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	-16.40%	6.69%	8.43%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	-15.94%	9.62%	13.39%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	-13.90%	0.25%	1.10%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.55%	0.00%	0.55%	-33.55%	9.75%	13.00%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.64%	0.00%	0.64%	-19.41%	6.55%	9.15%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%*	0.00%	0.87%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.67%	0.00%	0.67%	-5.56%	4.75%	8.52%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.89%	0.00%	0.89%	-8.60%	5.46%	3.97%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.56%	0.00%	0.56%	-29.89%	8.17%	11.44%
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Dimensional Fund Advisors LP	0.98%*	0.10%	1.08%	-11.63%	-0.44%	1.29%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%	0.00%	1.38%	-15.12%	-3.19%	-0.12%
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.05%*	0.00%	1.05%	-17.38%	0.52%	4.55%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.11%*	0.00%	1.11%	-15.01%	0.28%	3.41%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.15%*	0.00%	1.15%	-15.52%	4.04%	8.94%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.82%	0.00%	0.82%	-26.41%	1.89%	8.49%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.74%	0.00%	0.74%	-8.10%	9.45%	11.42%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.76%	0.00%	0.76%	-32.24%	7.38%	12.77%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	-29.01%	8.28%	10.95%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.79%	0.00%	0.79%	-13.72%	0.61%	2.51%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.89%	0.00%	0.89%	-12.81%	1.01%	3.65%
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	-13.54%	8.60%	11.21%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.94%	0.00%	0.94%	-9.43%	6.19%	9.80%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.81%	0.00%	0.81%	-12.89%	8.93%	9.77%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.99%*	0.00%	0.99%	-31.80%	9.30%	12.77%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	-29.99%	7.53%	9.71%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	0.00%	0.94%	-6.14%	7.08%	10.77%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	-15.18%	4.24%	6.03%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	-37.82%	3.83%	8.87%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.82%	0.00%	0.82%	-2.30%	2.67%	2.77%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: AQR Capital Management, LLC	0.78%	0.00%	0.78%	-8.44%	9.75%	12.24%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Insight North America LLC	0.48%*	0.00%	0.48%	-13.44%	0.53%	1.38%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.74%	0.00%	0.74%	-1.02%	9.27%	11.28%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%	0.00%	0.23%	-13.23%	-0.22%	0.82%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Atlanta Capital Management Company, LLC	0.86%*	0.00%	0.86%	-22.92%	5.64%	10.15%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Columbia Management Investment Advisers, LLC	0.84%	0.00%	0.84%	-5.86%	0.76%	3.17%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.60%*	0.00%	0.60%	-12.84%	-0.48%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.34%*	0.00%	1.34%	-24.92%	-4.54%	-0.47%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.33%	0.00%	0.33%	1.40%	1.01%	0.55%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.98%*	0.00%	0.98%	-14.12%	1.24%	4.51%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.31%	0.00%	0.31%	-14.14%	1.55%	4.51%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	-17.50%	3.12%	6.16%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	-16.49%	2.57%	5.40%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.22%*	0.00%	0.22%	-13.31%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.24%*	0.00%	0.24%	-15.96%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.43%*	0.00%	0.43%	-15.64%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.81%*	0.00%	0.81%	-12.49%	15.13%	15.27%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%	0.00%	0.26%	-13.27%	6.43%	10.52%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	0.93%*	0.00%	0.93%	-2.59%	5.21%	10.35%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners LTD	1.23%*	0.00%	1.23%	-38.08%	0.37%	4.00%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.18%	0.00%	0.18%	-18.20%	9.27%	12.39%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.28%	0.00%	0.28%	-20.46%	3.99%	8.91%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (formerly, Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares) Investment Advisor: Neuberger Berman Investment Advisers LLC	1.03%*	0.00%	1.03%	-9.75%	2.91%	8.39%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (formerly, Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares) Investment Advisor: Neuberger Berman Investment Advisers LLC	0.97%*	0.00%	0.97%	-28.73%	6.97%	10.22%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (formerly, Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares) Investment Advisor: Neuberger Berman Investment Advisers LLC	0.85%*	0.00%	0.85%	-5.19%	0.69%	0.70%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Alternative	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (formerly, Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares) This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.06%*	0.00%	1.06%	-11.28%	4.01%
Fixed Income	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 Investment Advisor: BTS Asset Management, Inc.	1.63%	0.00%	1.63%	-13.12%	-3.43%
Equity	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Donoghue Forlines LLC	2.02%*	0.00%	2.02%	-10.35%	-0.64%	2.89%
Allocation	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 Investment Advisor: Donoghue Forlines LLC	1.66%	0.00%	1.66%	-22.56%	0.82%	6.81%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	-15.88%	4.86%	7.90%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	-11.15%	2.92%	4.29%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.58%	0.00%	0.58%	-8.85%	2.46%	2.93%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	-14.70%	4.33%	6.80%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.76%	0.00%	0.76%	-11.85%	1.76%	3.13%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.74%	0.00%	0.74%	-13.73%	1.77%	3.77%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	-13.35%	1.92%	3.72%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	-12.90%	3.77%	5.54%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	1.54%*	0.00%	1.54%	-11.84%	3.22%	3.25%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	1.29%*	0.00%	1.29%	8.61%	7.03%	-1.56%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	-6.35%	1.06%	1.51%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.04%	0.00%	1.04%	-15.71%	-0.85%	0.97%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.96%	0.00%	0.96%	-11.00%	-0.92%	-0.31%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	-11.54%	0.53%	0.35%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class Investment Advisor: PIMCO	1.20%*	0.00%	1.20%	-18.36%	3.52%	3.12%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.76%	0.00%	0.76%	-10.28%	1.89%	3.53%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	0.82%	0.00%	0.82%	-7.78%	1.77%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar- Hedged): Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	-10.15%	0.32%	2.22%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.99%	0.00%	0.99%	-18.98%	-3.13%	-1.61%
Fixed Income	PIMCO Variable Insurance Trust - Long- Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	1.14%	0.00%	1.14%	-28.87%	-2.54%	0.27%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	-5.74%	0.08%	0.42%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	-11.90%	1.96%	0.90%
Fixed Income	PIMCO Variable Insurance Trust - Short- Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.61%	0.00%	0.61%	-0.15%	1.27%	1.35%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	-14.30%	-0.18%	0.92%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	0.80%	0.00%	0.80%	-14.46%	0.04%	1.43%
Equity	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.03%	0.00%	1.03%	-7.94%	5.62%	10.17%
Equity	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.01%	0.00%	1.01%	-19.68%	10.35%	12.32%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.19%*	0.00%	1.19%	-11.44%	0.89%	3.11%
Equity	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.03%	0.00%	1.03%	-5.89%	5.04%	9.12%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.04%*	0.00%	1.04%	-12.84%	0.45%	1.71%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-7.97%	0.60%	2.87%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-24.42%	-3.01%	1.64%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-19.88%	0.40%	8.08%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	-7.71%	6.00%	12.08%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-19.74%	7.31%	10.37%
Equity	ProFunds - ProFund VP Communication Services (formerly, ProFunds - ProFund VP Telecommunications) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-21.22%	-1.28%	2.48%
Equity	ProFunds - ProFund VP Consumer Discretionary (formerly, ProFunds - ProFund VP Consumer Services) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-31.53%	3.97%	9.45%
Equity	ProFunds - ProFund VP Consumer Staples (formerly, ProFunds - ProFund VP Consumer Goods) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-24.70%	4.95%	8.38%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-16.19%	-1.73%	0.13%
Equity	ProFunds - ProFund VP Energy (formerly, ProFunds - ProFund VP Oil & Gas) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	59.43%	6.57%	3.42%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-7.76%	1.07%	3.03%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-15.14%	4.82%	9.74%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.02%	10.26%	13.12%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-15.60%	5.48%	10.22%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	-16.45%	-0.85%	2.05%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-46.13%	1.17%	10.88%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-9.92%	2.84%	8.28%
Equity	ProFunds - ProFund VP Large-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-30.64%	8.33%	11.63%
Equity	ProFunds - ProFund VP Large-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.82%	5.83%	9.04%
Equity	ProFunds - ProFund VP Materials (formerly, ProFunds - ProFund VP Basic Materials) Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-9.14%	5.21%	6.89%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-20.34%	4.26%	8.59%
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-8.45%	5.31%	9.06%
Allocation	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-14.92%	4.39%	8.38%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-33.91%	10.00%	14.07%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.13%	4.67%	8.15%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-11.02%	4.90%	-4.05%
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-26.56%	2.43%	4.92%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-37.50%	12.57%	18.49%
Equity	ProFunds - ProFund VP Small-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-22.41%	4.29%	9.30%
Equity	ProFunds - ProFund VP Small-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-12.41%	3.65%	8.49%
Equity	ProFunds - ProFund VP Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-21.85%	2.14%	7.03%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	-35.72%	12.25%	15.15%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-0.25%	7.27%	9.21%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	1.07%*	0.00%	1.07%	-2.35%	-0.17%	1.70%
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.99%	0.00%	0.99%	-11.60%	1.39%	3.22%
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	0.86%	0.00%	0.86%	-13.81%	-0.51%	1.16%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.15%	0.00%	1.15%	-6.81%	1.97%	4.19%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.82%	0.00%	0.82%	-3.13%	9.26%	11.76%
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.75%*	0.00%	0.75%	-10.07%	-0.91%	0.07%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.91%	0.00%	0.91%	-22.91%	10.48%	13.48%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.08%*	0.00%	1.08%	-22.43%	6.30%	5.73%
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.08%*	0.00%	1.08%	-9.20%	3.39%	6.33%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-17.02%	1.02%	6.71%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-9.65%	5.92%	5.71%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-13.31%	3.79%	10.76%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.71%*	0.00%	1.71%	22.88%	5.33%	-4.49%
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-0.91%	4.86%	8.62%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-32.70%	15.07%	18.82%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	48.29%	3.17%	0.09%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	42.56%	-10.63%	-10.18%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-18.11%	4.45%	8.66%
Alternative	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	11.28%	2.54%	1.75%
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund Investment Advisor: Guggenheim Investments	1.78%	0.00%	1.78%	-14.39%	0.43%	3.74%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-12.00%	9.02%	12.18%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	-11.48%	0.22%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-44.84%	0.46%	9.11%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-27.56%	-0.20%	7.18%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund Investment Advisor: Guggenheim Investments	1.67%*	0.00%	1.67%	-3.40%	2.25%	2.25%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	-34.14%	10.00%	14.37%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	-11.08%	6.60%	-2.75%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-27.40%	1.12%	4.29%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-26.52%	7.28%	8.88%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-28.35%	6.82%	11.04%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-2.55%	4.27%	9.37%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-22.62%	2.17%	6.15%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-5.22%	5.80%	9.46%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-29.90%	-0.20%	6.74%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-8.24%	3.47%	6.90%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-36.25%	9.56%	13.38%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-25.85%	-1.05%	2.86%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-35.03%	1.76%	9.34%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	1.04%	6.28%	8.52%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	-38.66%	4.89%	11.40%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%*	0.00%	0.99%	-3.59%	6.77%	9.41%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	0.00%	1.19%	-12.69%	10.56%	15.35%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%*	0.00%	1.09%	-22.75%	6.94%	11.68%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	-4.93%	0.83%	0.64%
Alternative	The Merger Fund VL - The Merger Fund VL: Class I (formerly, The Merger Fund VL - The Merger Fund VL) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC	1.57%*	0.00%	1.57%	0.88%	4.48%	3.16%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	16.11%	4.38%	5.98%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I Investment Advisor: Redwood Investment Management, LLC	1.49%*	0.00%	1.49%	-7.15%	2.50%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	-6.93%	0.56%	-0.09%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This Portfolio is only available in policies issued before May 1, 2023 Investment Advisor: Van Eck Associates Corporation	1.18%	0.00%	1.18%	-24.36%	-4.83%	1.25%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	-13.36%	3.85%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.09%	0.00%	1.09%	8.39%	4.26%	0.35%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.21%	0.30%	0.51%	-14.30%	5.96%	8.41%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.30%	0.64%	-15.48%	8.57%	13.75%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.30%	0.43%	-14.90%	2.52%	4.52%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.29%	0.30%	0.59%	-11.49%	8.08%	10.08%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.30%	0.30%	0.60%	-0.66%	8.51%	11.58%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.14%	0.30%	0.44%	-18.23%	9.27%	12.40%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.30%	0.43%	-13.13%	-0.12%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.34%	0.30%	0.64%	-33.37%	8.55%	12.49%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.25%	0.30%	0.55%	-9.36%	2.24%	3.62%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.41%	0.30%	0.71%	-30.12%	4.45%	7.58%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.17%	0.30%	0.47%	-18.82%	7.18%	10.95%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.12%	0.30%	0.42%	-15.93%	3.65%	6.14%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.26%	0.30%	0.56%	-26.30%	3.69%	6.36%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.30%	0.44%	-5.72%	1.10%	1.44%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.30%	0.44%	-13.21%	-0.10%	0.92%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.11%	0.30%	0.41%	-16.01%	1.01%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.30%	0.43%	-19.59%	8.55%	11.92%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co.	1.10%*	0.00%	1.10%	-26.09%	4.88%	6.92%
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Virtus Fixed Income Advisers, LLC	0.92%	0.00%	0.92%	-9.52%	0.93%	2.31%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Sustainable Growth Advisers, LP	1.14%*	0.00%	1.14%	-18.61%	1.49%	1.31%

Portfolio Company Objective [Text Block]	Type
Monument Advisor Select | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided.
Monument Advisor Select | InvestmentadvisoryfeesMember
Prospectus:
Principal Risk [Text Block]	Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Monument Advisor Select | ActivetradingMember
Prospectus:
Principal Risk [Text Block]	Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
Monument Advisor Select | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations.
Monument Advisor Select | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.
Monument Advisor Select | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Us potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Our ability to electronically interact with service providers. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. In connection with any such cyber-attack, We and/or Our service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. We will not, however, be responsible for any adverse impact to Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Monument Advisor Select | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Monument Advisor Select | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Monument Advisor Select | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
Monument Advisor Select | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this Contract is subject to the risk of poor investment performance of the Investment Options chosen by the Owner.• Each investment Option has its own unique risks.• Review the prospectuses and disclosures for the Investment Options before making an investment decision.See Principal Risks.
Monument Advisor Select | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-free phone number indicated in Contacting Us (see Principal Risks).
Monument Advisor Select | AdvisorsPreferredTrustGoldBullionStrategyPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Portfolio Company Adviser [Text Block]	Advisors Preferred, LLC
Portfolio Company Subadviser [Text Block]	Flexible Plan Investments, Ltd.
Current Expenses [Percent]	1.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.61%
Average Annual Total Returns, 1 Year [Percent]	(5.06%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Monument Advisor Select | AlgerCapitalAppreciationPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Capital Appreciation Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(36.52%)
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	11.90%
Monument Advisor Select | AlgerLargeCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Large Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(41.97%)
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.62%
Monument Advisor Select | AlgerMidCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(38.32%)
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Monument Advisor Select | AllianceBernsteinVariableProductsSeriesFundIncABVPSDiscoveryValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.82%)
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Monument Advisor Select | AllianceBernsteinVariableProductsSeriesFundIncABVPSRelativeValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(4.19%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.37%
Monument Advisor Select | AllianceBernsteinVariableProductsSeriesFundIncABVPSSustainableGlobalThematicGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(27.17%)
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Monument Advisor Select | AllianceBernsteinVariableProductsSeriesFundIncABVPSSustainableInternationalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	(27.81%)
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Monument Advisor Select | AllspringVariableTrustVTDiscoverySMIDCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(37.85%)
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	9.38%
Monument Advisor Select | AllspringVariableTrustVTOpportunityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Opportunity Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(20.81%)
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	10.68%
Monument Advisor Select | ALPSVariableInvestmentTrustALPSGlobalOpportunityPortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.23%
Average Annual Total Returns, 1 Year [Percent]	(28.91%)
Average Annual Total Returns, 5 Years [Percent]	3.32%
Monument Advisor Select | ALPSVariableInvestmentTrustALPSAlerianEnergyInfrastructurePortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Monument Advisor Select | ALPSVariableInvestmentTrustMorningstarAggressiveGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(13.17%)
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Monument Advisor Select | ALPSVariableInvestmentTrustMorningstarBalancedETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(12.88%)
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Monument Advisor Select | ALPSVariableInvestmentTrustMorningstarConservativeETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(11.82%)
Average Annual Total Returns, 5 Years [Percent]	0.54%
Average Annual Total Returns, 10 Years [Percent]	1.74%
Monument Advisor Select | ALPSVariableInvestmentTrustMorningstarGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(13.25%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.32%
Monument Advisor Select | ALPSVariableInvestmentTrustMorningstarIncomeGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(12.54%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Monument Advisor Select | AmericanCenturyVariablePortfoliosIIIncAmericanCenturyVPInflationProtectionFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
Monument Advisor Select | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPBalancedFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(17.27%)
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Monument Advisor Select | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPDisciplinedCoreValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.74%)
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Monument Advisor Select | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPInternationalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(24.75%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Monument Advisor Select | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPLargeCompanyValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(0.26%)
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	10.29%
Monument Advisor Select | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPUltraFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(32.38%)
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	14.12%
Monument Advisor Select | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	0.54%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Monument Advisor Select | AmericanFundsInsuranceSeriesAmericanFundsMortgageFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(10.16%)
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	0.75%
Monument Advisor Select | AmericanFundsInsuranceSeriesAmericanHighIncomeTrustClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American High-Income Trust: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(9.53%)
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	3.64%
Monument Advisor Select | AmericanFundsInsuranceSeriesAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Monument Advisor Select | AmericanFundsInsuranceSeriesCapitalIncomeBuilderClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital Income Builder®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(7.37%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Monument Advisor Select | AmericanFundsInsuranceSeriesCapitalWorldBondFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Bond Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(17.84%)
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.70%)
Monument Advisor Select | AmericanFundsInsuranceSeriesCapitalWorldGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(17.57%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Monument Advisor Select | AmericanFundsInsuranceSeriesGlobalGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(24.92%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
Monument Advisor Select | AmericanFundsInsuranceSeriesGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(29.69%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
Monument Advisor Select | AmericanFundsInsuranceSeriesGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
Monument Advisor Select | AmericanFundsInsuranceSeriesGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(16.71%)
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Monument Advisor Select | AmericanFundsInsuranceSeriesInternationalFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(21.02%)
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	3.67%
Monument Advisor Select | AmericanFundsInsuranceSeriesInternationalGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.52%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	3.37%
Monument Advisor Select | AmericanFundsInsuranceSeriesManagedRiskAssetAllocationFundClassP2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(13.97%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Monument Advisor Select | AmericanFundsInsuranceSeriesManagedRiskWashingtonMutualInvestorsFundClassP2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(9.16%)
Average Annual Total Returns, 5 Years [Percent]	2.08%
Monument Advisor Select | AmericanFundsInsuranceSeriesNewWorldFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(22.25%)
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Monument Advisor Select | AmericanFundsInsuranceSeriesTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - The Bond Fund of America: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(12.75%)
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.12%
Monument Advisor Select | AmericanFundsInsuranceSeriesUSGovernmentSecuritiesFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(11.20%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	0.70%
Monument Advisor Select | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
Monument Advisor Select | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(10.96%)
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	3.80%
Monument Advisor Select | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Monument Advisor Select | BlackRockVariableSeriesFundsIncBlackRockAdvantageLargeCapCoreVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(20.16%)
Average Annual Total Returns, 5 Years [Percent]	8.22%
Average Annual Total Returns, 10 Years [Percent]	11.56%
Monument Advisor Select | BlackRockVariableSeriesFundsIncBlackRockAdvantageLargeCapValueVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(8.41%)
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	10.14%
Monument Advisor Select | BlackRockVariableSeriesFundsIncBlackRockEquityDividendVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(4.10%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	9.85%
Monument Advisor Select | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Monument Advisor Select | BlackRockVariableSeriesFundsIncBlackRockLargeCapFocusGrowthVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(38.25%)
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Monument Advisor Select | BNYMellonInvestmentPortfoliosSmallCapStockIndexPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(16.65%)
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Monument Advisor Select | BNYMellonStockIndexFundIncInitialSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(18.32%)
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	12.28%
Monument Advisor Select | BNYMellonSustainableUSEquityPortfolioIncInitialSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(22.87%)
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	11.36%
Monument Advisor Select | CalvertVariableSeriesIncCalvertVPSRIBalancedPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(15.47%)
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Monument Advisor Select | ColumbiaFundsVariableInsuranceTrustColumbiaVariablePortfolioStrategicIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	2.10%
Monument Advisor Select | ColumbiaFundsVariableInsuranceTrustIIColumbiaVariablePortfolioSeligmanGlobalTechnologyClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(31.86%)
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	18.39%
Monument Advisor Select | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioSelectLargeCapValueFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(1.84%)
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	12.11%
Monument Advisor Select | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioSelectSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	9.39%
Monument Advisor Select | CreditSuisseTrustCommodityReturnStrategyPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1
Portfolio Company Adviser [Text Block]	Credit Suisse Asset Management, LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.03%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	(1.34%)
Monument Advisor Select | DelawareVIPTrustDelawareVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Monument Advisor Select | DFAInvestmentDimensionsGroupIncVAEquityAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(13.68%)
Average Annual Total Returns, 5 Years [Percent]	6.13%
Monument Advisor Select | DFAInvestmentDimensionsGroupIncVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(6.33%)
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	0.76%
Monument Advisor Select | DFAInvestmentDimensionsGroupIncVAGlobalModerateAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(10.96%)
Average Annual Total Returns, 5 Years [Percent]	4.47%
Monument Advisor Select | DFAInvestmentDimensionsGroupIncVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(17.64%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Monument Advisor Select | DFAInvestmentDimensionsGroupIncVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(3.46%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Monument Advisor Select | DFAInvestmentDimensionsGroupIncVAShortTermFixedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(1.16%)
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	0.58%
Monument Advisor Select | DFAInvestmentDimensionsGroupIncVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(4.88%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	10.71%
Monument Advisor Select | DFAInvestmentDimensionsGroupIncVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(4.21%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	11.05%
Monument Advisor Select | EatonVanceVariableTrustEatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(2.68%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Monument Advisor Select | FederatedHermesInsuranceSeriesFederatedHermesHighIncomeBondFundIIPrimarySharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(11.78%)
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	3.58%
Monument Advisor Select | FederatedHermesInsuranceSeriesFederatedHermesKaufmannFundIIServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp.
Current Expenses [Percent]	1.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.80%
Average Annual Total Returns, 1 Year [Percent]	(30.26%)
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	10.53%
Monument Advisor Select | FederatedHermesInsuranceSeriesFederatedHermesManagedVolatilityFundIIPrimarySharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(13.75%)
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Monument Advisor Select | FidelityVariableInsuranceProductsFundFidelityVIPFreedomIncomeFundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.26%)
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(18.19%)
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPDisciplinedSmallCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPEnergyPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	62.87%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPEquityIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(5.24%)
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPFloatingRateHighIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(0.52%)
Average Annual Total Returns, 5 Years [Percent]	3.17%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPGrowthIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.17%)
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	11.30%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(38.32%)
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	14.81%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(24.64%)
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	14.52%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPHighIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(11.67%)
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	2.71%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPInternationalCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(26.57%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPOverseasPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.68%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPRealEstatePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(27.69%)
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	4.85%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPStrategicIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.20%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPValuePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(4.29%)
Average Annual Total Returns, 5 Years [Percent]	8.32%
Average Annual Total Returns, 10 Years [Percent]	10.83%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPValueStrategiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(7.35%)
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	9.94%
Monument Advisor Select | FirstEagleVariableFundsOverseasVariableFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	First Eagle Variable Funds - Overseas Variable Fund
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(8.16%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Monument Advisor Select | FranklinTempletonVariableInsuranceProductsTrustFranklinGlobalRealEstateVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Templeton Institutional, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(26.06%)
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Monument Advisor Select | FranklinTempletonVariableInsuranceProductsTrustFranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Monument Advisor Select | FranklinTempletonVariableInsuranceProductsTrustFranklinMutualSharesVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	6.73%
Monument Advisor Select | FranklinTempletonVariableInsuranceProductsTrustFranklinRisingDividendsVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(10.57%)
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.86%
Monument Advisor Select | FranklinTempletonVariableInsuranceProductsTrustFranklinStrategicIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(10.75%)
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	1.30%
Monument Advisor Select | FranklinTempletonVariableInsuranceProductsTrustFranklinUSGovernmentSecuritiesVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.06%
Monument Advisor Select | FranklinTempletonVariableInsuranceProductsTrustTempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
Monument Advisor Select | GoldmanSachsVariableInsuranceTrustGoldmanSachsMultiStrategyAlternativesPortfolioAdvisorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(6.61%)
Average Annual Total Returns, 5 Years [Percent]	1.00%
Monument Advisor Select | GuggenheimVariableFundsTrustSeriesETotalReturnBondSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.48%
Monument Advisor Select | GuggenheimVariableFundsTrustSeriesFFloatingRateStrategiesSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(0.85%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Monument Advisor Select | GuggenheimVariableFundsTrustSeriesJStylePlusMidGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(27.78%)
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Monument Advisor Select | GuggenheimVariableFundsTrustSeriesPHighYieldSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series P (High Yield Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(9.70%)
Average Annual Total Returns, 5 Years [Percent]	1.30%
Average Annual Total Returns, 10 Years [Percent]	3.48%
Monument Advisor Select | GuggenheimVariableFundsTrustSeriesQSmallCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(3.74%)
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Monument Advisor Select | GuggenheimVariableFundsTrustSeriesYStylePlusLargeGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(30.69%)
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	13.27%
Monument Advisor Select | InvescoInvescoVIBalancedRiskAllocationFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	3.29%
Monument Advisor Select | InvescoInvescoVIComstockFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Comstock Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	1.12%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	11.02%
Monument Advisor Select | InvescoInvescoVICoreEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(20.55%)
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Monument Advisor Select | InvescoInvescoVICorePlusBondFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(14.53%)
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	2.12%
Monument Advisor Select | InvescoInvescoVICorePlusBondFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	1.87%
Monument Advisor Select | InvescoInvescoVIDiversifiedDividendFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(1.68%)
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Monument Advisor Select | InvescoInvescoVIEquityandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(7.51%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Monument Advisor Select | InvescoInvescoVIEQVInternationalEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Monument Advisor Select | InvescoInvescoVIGlobalFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(31.94%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.59%
Monument Advisor Select | InvescoInvescoVIGlobalRealEstateFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.93%)
Average Annual Total Returns, 5 Years [Percent]	(0.91%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
Monument Advisor Select | InvescoInvescoVIGlobalStrategicIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(11.71%)
Average Annual Total Returns, 5 Years [Percent]	(1.53%)
Average Annual Total Returns, 10 Years [Percent]	0.38%
Monument Advisor Select | InvescoInvescoVIGovernmentSecuritiesFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(10.29%)
Average Annual Total Returns, 5 Years [Percent]	(0.12%)
Average Annual Total Returns, 10 Years [Percent]	0.43%
Monument Advisor Select | InvescoInvescoVIGrowthandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(5.75%)
Average Annual Total Returns, 5 Years [Percent]	6.04%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Monument Advisor Select | InvescoInvescoVIHealthCareFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Health Care Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(13.32%)
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	10.24%
Monument Advisor Select | InvescoInvescoVIHighYieldFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. High Yield Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Canada Ltd.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(9.55%)
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	2.92%
Monument Advisor Select | InvescoInvescoVIMainStreetFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(20.31%)
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	10.49%
Monument Advisor Select | InvescoInvescoVIMainStreetMidCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(14.45%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Monument Advisor Select | InvescoInvescoVITechnologyFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Technology Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(39.95%)
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Monument Advisor Select | InvescoOppenheimerVIInternationalGrowthFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(27.16%)
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	3.99%
Monument Advisor Select | IvyVariableInsurancePortfoliosDelawareIvyAssetStrategyClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	4.31%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Monument Advisor Select | IvyVariableInsurancePortfoliosDelawareIvyBalancedClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(16.06%)
Average Annual Total Returns, 5 Years [Percent]	5.58%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Monument Advisor Select | IvyVariableInsurancePortfoliosDelawareIvyCorporateBondClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	1.22%
Monument Advisor Select | IvyVariableInsurancePortfoliosDelawareIvyEnergyClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	50.47%
Average Annual Total Returns, 5 Years [Percent]	(1.66%)
Average Annual Total Returns, 10 Years [Percent]	(0.39%)
Monument Advisor Select | IvyVariableInsurancePortfoliosDelawareIvyHighIncomeClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(10.97%)
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	3.58%
Monument Advisor Select | IvyVariableInsurancePortfoliosDelawareIvyLimitedTermBondClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(4.30%)
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	0.87%
Monument Advisor Select | IvyVariableInsurancePortfoliosDelawareIvyMidCapGrowthClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.80%)
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Monument Advisor Select | IvyVariableInsurancePortfoliosDelawareIvyNaturalResourcesClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	0.23%
Monument Advisor Select | IvyVariableInsurancePortfoliosDelawareIvyScienceandTechnologyClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(32.13%)
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	12.13%
Monument Advisor Select | IvyVariableInsurancePortfoliosDelawareIvyValueClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(4.97%)
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	10.39%
Monument Advisor Select | JanusAspenSeriesJanusHendersonBalancedPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(16.40%)
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Monument Advisor Select | JanusAspenSeriesJanusHendersonEnterprisePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(15.94%)
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	13.39%
Monument Advisor Select | JanusAspenSeriesJanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.90%)
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Monument Advisor Select | JanusAspenSeriesJanusHendersonFortyPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(33.55%)
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Monument Advisor Select | JanusAspenSeriesJanusHendersonGlobalResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(19.41%)
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Monument Advisor Select | JanusAspenSeriesJanusHendersonGlobalSustainableEquityPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Monument Advisor Select | JanusAspenSeriesJanusHendersonMidCapValuePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(5.56%)
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Monument Advisor Select | JanusAspenSeriesJanusHendersonOverseasPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(8.60%)
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Monument Advisor Select | JanusAspenSeriesJanusHendersonResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(29.89%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	11.44%
Monument Advisor Select | JohnHancockVariableInsuranceTrustEmergingMarketsValueTrustSeriesNAVMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(11.63%)
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	1.29%
Monument Advisor Select | LazardRetirementSeriesIncLazardRetirementEmergingMarketsEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(15.12%)
Average Annual Total Returns, 5 Years [Percent]	(3.19%)
Average Annual Total Returns, 10 Years [Percent]	(0.12%)
Monument Advisor Select | LazardRetirementSeriesIncLazardRetirementGlobalDynamicMultiAssetPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	4.55%
Monument Advisor Select | LazardRetirementSeriesIncLazardRetirementInternationalEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(15.01%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Monument Advisor Select | LazardRetirementSeriesIncLazardRetirementUSSmallMidCapEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(15.52%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Monument Advisor Select | LeggMasonPartnersVariableEquityTrustClearBridgeVariableAggressiveGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(26.41%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Monument Advisor Select | LeggMasonPartnersVariableEquityTrustClearBridgeVariableDividendStrategyPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(8.10%)
Average Annual Total Returns, 5 Years [Percent]	9.45%
Average Annual Total Returns, 10 Years [Percent]	11.42%
Monument Advisor Select | LeggMasonPartnersVariableEquityTrustClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(32.24%)
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	12.77%
Monument Advisor Select | LeggMasonPartnersVariableEquityTrustClearBridgeVariableSmallCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(29.01%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Monument Advisor Select | LeggMasonPartnersVariableIncomeTrustWesternAssetVariableGlobalHighYieldBondPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(13.72%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Monument Advisor Select | LordAbbettSeriesFundIncBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.81%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.65%
Monument Advisor Select | LordAbbettSeriesFundIncDividendGrowthPortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Monument Advisor Select | LordAbbettSeriesFundIncGrowthandIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.43%)
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Monument Advisor Select | MainStayVPFundsTrustMainStayVPMacKayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Convertibles
Portfolio Company Name [Text Block]	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(12.89%)
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Monument Advisor Select | MFSVariableInsuranceTrustMFSGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(31.80%)
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.77%
Monument Advisor Select | MFSVariableInsuranceTrustMFSNewDiscoverySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(29.99%)
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Monument Advisor Select | MFSVariableInsuranceTrustMFSValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Monument Advisor Select | MFSVariableInsuranceTrustIIMFSInternationalGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.18%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.03%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITAllspringDiscoveryFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(37.82%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	8.87%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITAmundiMultiSectorBondFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(2.30%)
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	2.77%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITAQRLargeCapDefensiveStyleFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	AQR Capital Management, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(8.44%)
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	12.24%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITBNYMellonCorePlusBondFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(13.44%)
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	1.38%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSEquityIncomeClassXMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(1.02%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITBondIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	(13.23%)
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITCalvertEquityFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(22.92%)
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITColumbiaOverseasValueFundClassXMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(5.86%)
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	3.17%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITDoubleLineTotalReturnTacticalFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.48%)
Monument Advisor Select | NationwideVariableInsuranceTrustNVITEmergingMarketsFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd and Loomis, Sayles & Company L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(24.92%)
Average Annual Total Returns, 5 Years [Percent]	(4.54%)
Average Annual Total Returns, 10 Years [Percent]	(0.47%)
Monument Advisor Select | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	0.55%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITInternationalEquityFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(14.12%)
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(14.14%)
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITInvestorDestinationsCapitalAppreciationFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(17.50%)
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITInvestorDestinationsModerateFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(16.49%)
Average Annual Total Returns, 5 Years [Percent]	2.57%
Average Annual Total Returns, 10 Years [Percent]	5.40%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	(13.31%)
Monument Advisor Select | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	(15.96%)
Monument Advisor Select | NationwideVariableInsuranceTrustNVITJPMorganMozaicMultiAssetFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(15.64%)
Monument Advisor Select | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapGrowthFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(12.49%)
Average Annual Total Returns, 5 Years [Percent]	15.13%
Average Annual Total Returns, 10 Years [Percent]	15.27%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(13.27%)
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	10.52%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITMultiManagerMidCapValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(2.59%)
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITNSPartnersInternationalFocusedGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners LTD
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(38.08%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	4.00%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITSP500IndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	(18.20%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.39%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(20.46%)
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	8.91%
Monument Advisor Select | NeubergerBermanAdvisersManagementTrustMidCapIntrinsicValuePortfolioClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	8.39%
Monument Advisor Select | NeubergerBermanAdvisersManagementTrustMidCapGrowthPortfolioClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(28.73%)
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Monument Advisor Select | NeubergerBermanAdvisersManagementTrustShortDurationBondPortfolioClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(5.19%)
Average Annual Total Returns, 5 Years [Percent]	0.69%
Average Annual Total Returns, 10 Years [Percent]	0.70%
Monument Advisor Select | NeubergerBermanAdvisersManagementTrustUSEquityIndexPutWriteStrategyPortfolioClassSSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(11.28%)
Average Annual Total Returns, 5 Years [Percent]	4.01%
Monument Advisor Select | NorthernLightsVariableTrustBTSTacticalFixedIncomeVITFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Portfolio Company Adviser [Text Block]	BTS Asset Management, Inc.
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	(13.12%)
Average Annual Total Returns, 5 Years [Percent]	(3.43%)
Monument Advisor Select | NorthernLightsVariableTrustDonoghueForlinesDividendVITFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.02%
Average Annual Total Returns, 1 Year [Percent]	(10.35%)
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	2.89%
Monument Advisor Select | NorthernLightsVariableTrustDonoghueForlinesMomentumVITFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	1.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.66%
Average Annual Total Returns, 1 Year [Percent]	(22.56%)
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	6.81%
Monument Advisor Select | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(15.88%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Monument Advisor Select | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(11.15%)
Average Annual Total Returns, 5 Years [Percent]	2.92%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Monument Advisor Select | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(8.85%)
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	2.93%
Monument Advisor Select | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(14.70%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Monument Advisor Select | NorthernLightsVariableTrustTOPSManagedRiskBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(11.85%)
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	3.13%
Monument Advisor Select | NorthernLightsVariableTrustTOPSManagedRiskGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(13.73%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Monument Advisor Select | NorthernLightsVariableTrustTOPSManagedRiskModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(13.35%)
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Monument Advisor Select | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(12.90%)
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Monument Advisor Select | PIMCOVariableInsuranceTrustAllAssetPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	(11.84%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	3.25%
Monument Advisor Select | PIMCOVariableInsuranceTrustCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	(1.56%)
Monument Advisor Select | PIMCOVariableInsuranceTrustDynamicBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(6.35%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	1.51%
Monument Advisor Select | PIMCOVariableInsuranceTrustEmergingMarketsBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(15.71%)
Average Annual Total Returns, 5 Years [Percent]	(0.85%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
Monument Advisor Select | PIMCOVariableInsuranceTrustGlobalBondOpportunitiesPortfolioUnhedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(11.00%)
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	(0.31%)
Monument Advisor Select | PIMCOVariableInsuranceTrustGlobalCoreBondHedgedPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(11.54%)
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	0.35%
Monument Advisor Select | PIMCOVariableInsuranceTrustGlobalManagedAssetAllocationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(18.36%)
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Monument Advisor Select | PIMCOVariableInsuranceTrustHighYieldPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(10.28%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	3.53%
Monument Advisor Select | PIMCOVariableInsuranceTrustIncomePortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(7.78%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Monument Advisor Select | PIMCOVariableInsuranceTrustInternationalBondPortfolioUSDollarHedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(10.15%)
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]	2.22%
Monument Advisor Select | PIMCOVariableInsuranceTrustInternationalBondPortfolioUnhedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(18.98%)
Average Annual Total Returns, 5 Years [Percent]	(3.13%)
Average Annual Total Returns, 10 Years [Percent]	(1.61%)
Monument Advisor Select | PIMCOVariableInsuranceTrustLongTermUSGovernmentPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(28.87%)
Average Annual Total Returns, 5 Years [Percent]	(2.54%)
Average Annual Total Returns, 10 Years [Percent]	0.27%
Monument Advisor Select | PIMCOVariableInsuranceTrustLowDurationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(5.74%)
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	0.42%
Monument Advisor Select | PIMCOVariableInsuranceTrustRealReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(11.90%)
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	0.90%
Monument Advisor Select | PIMCOVariableInsuranceTrustShortTermPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(0.15%)
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	1.35%
Monument Advisor Select | PIMCOVariableInsuranceTrustTotalReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Monument Advisor Select | PioneerVariableContractsTrustPioneerBondVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.46%)
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Monument Advisor Select | PioneerVariableContractsTrustPioneerEquityIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(7.94%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Monument Advisor Select | PioneerVariableContractsTrustPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(19.68%)
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	12.32%
Monument Advisor Select | PioneerVariableContractsTrustPioneerHighYieldVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(11.44%)
Average Annual Total Returns, 5 Years [Percent]	0.89%
Average Annual Total Returns, 10 Years [Percent]	3.11%
Monument Advisor Select | PioneerVariableContractsTrustPioneerMidCapValueVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(5.89%)
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Monument Advisor Select | PioneerVariableContractsTrustPioneerStrategicIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(12.84%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Monument Advisor Select | ProFundsProFundAccessVPHighYieldFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	ProFunds - ProFund Access VP High Yield Fund
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(7.97%)
Average Annual Total Returns, 5 Years [Percent]	0.60%
Average Annual Total Returns, 10 Years [Percent]	2.87%
Monument Advisor Select | ProFundsProFundVPAsia30Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Asia 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(24.42%)
Average Annual Total Returns, 5 Years [Percent]	(3.01%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
Monument Advisor Select | ProFundsProFundVPBanksMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Banks
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(19.88%)
Average Annual Total Returns, 5 Years [Percent]	0.40%
Average Annual Total Returns, 10 Years [Percent]	8.08%
Monument Advisor Select | ProFundsProFundVPBiotechnologyMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Biotechnology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	(7.71%)
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	12.08%
Monument Advisor Select | ProFundsProFundVPBullMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Bull
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(19.74%)
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	10.37%
Monument Advisor Select | ProFundsProFundVPCommunicationServicesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Communication Services
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(21.22%)
Average Annual Total Returns, 5 Years [Percent]	(1.28%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
Monument Advisor Select | ProFundsProFundVPConsumerDiscretionaryMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Discretionary
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(31.53%)
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	9.45%
Monument Advisor Select | ProFundsProFundVPConsumerStaplesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Staples
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(24.70%)
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	8.38%
Monument Advisor Select | ProFundsProFundVPEmergingMarketsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Emerging Markets
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(16.19%)
Average Annual Total Returns, 5 Years [Percent]	(1.73%)
Average Annual Total Returns, 10 Years [Percent]	0.13%
Monument Advisor Select | ProFundsProFundVPEnergyMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Energy
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	59.43%
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	3.42%
Monument Advisor Select | ProFundsProFundVPEurope30Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Europe 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(7.76%)
Average Annual Total Returns, 5 Years [Percent]	1.07%
Average Annual Total Returns, 10 Years [Percent]	3.03%
Monument Advisor Select | ProFundsProFundVPFinancialsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Financials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(15.14%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	9.74%
Monument Advisor Select | ProFundsProFundVPHealthCareMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Health Care
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(6.02%)
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	13.12%
Monument Advisor Select | ProFundsProFundVPIndustrialsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Industrials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(15.60%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Monument Advisor Select | ProFundsProFundVPInternationalMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP International
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(16.45%)
Average Annual Total Returns, 5 Years [Percent]	(0.85%)
Average Annual Total Returns, 10 Years [Percent]	2.05%
Monument Advisor Select | ProFundsProFundVPInternetMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Internet
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(46.13%)
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Monument Advisor Select | ProFundsProFundVPJapanMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Japan
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(9.92%)
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	8.28%
Monument Advisor Select | ProFundsProFundVPLargeCapGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(30.64%)
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	11.63%
Monument Advisor Select | ProFundsProFundVPLargeCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(6.82%)
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	9.04%
Monument Advisor Select | ProFundsProFundVPMaterialsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Materials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(9.14%)
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	6.89%
Monument Advisor Select | ProFundsProFundVPMidCapGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(20.34%)
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	8.59%
Monument Advisor Select | ProFundsProFundVPMidCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(8.45%)
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Monument Advisor Select | ProFundsProFundVPMidCapMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(14.92%)
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	8.38%
Monument Advisor Select | ProFundsProFundVPNASDAQ100Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(33.91%)
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	14.07%
Monument Advisor Select | ProFundsProFundVPPharmaceuticalsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Pharmaceuticals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(6.13%)
Average Annual Total Returns, 5 Years [Percent]	4.67%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Monument Advisor Select | ProFundsProFundVPPreciousMetalsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Precious Metals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(11.02%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	(4.05%)
Monument Advisor Select | ProFundsProFundVPRealEstateMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Real Estate
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(26.56%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Monument Advisor Select | ProFundsProFundVPSemiconductorMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Semiconductor
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(37.50%)
Average Annual Total Returns, 5 Years [Percent]	12.57%
Average Annual Total Returns, 10 Years [Percent]	18.49%
Monument Advisor Select | ProFundsProFundVPSmallCapGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(22.41%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	9.30%
Monument Advisor Select | ProFundsProFundVPSmallCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(12.41%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Monument Advisor Select | ProFundsProFundVPSmallCapMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(21.85%)
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Monument Advisor Select | ProFundsProFundVPTechnologyMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Technology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	(35.72%)
Average Annual Total Returns, 5 Years [Percent]	12.25%
Average Annual Total Returns, 10 Years [Percent]	15.15%
Monument Advisor Select | ProFundsProFundVPUtilitiesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Utilities
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(0.25%)
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Monument Advisor Select | PutnamVariableTrustPutnamVTDiversifiedIncomeFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(2.35%)
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	1.70%
Monument Advisor Select | PutnamVariableTrustPutnamVTHighYieldFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(11.60%)
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Monument Advisor Select | PutnamVariableTrustPutnamVTIncomeFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(13.81%)
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.16%
Monument Advisor Select | PutnamVariableTrustPutnamVTInternationalValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.81%)
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Monument Advisor Select | PutnamVariableTrustPutnamVTLargeCapValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(3.13%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Monument Advisor Select | PutnamVariableTrustPutnamVTMortgageSecuritiesFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(10.07%)
Average Annual Total Returns, 5 Years [Percent]	(0.91%)
Average Annual Total Returns, 10 Years [Percent]	0.07%
Monument Advisor Select | PutnamVariableTrustPutnamVTSustainableLeadersFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(22.91%)
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%
Monument Advisor Select | RoyceCapitalFundRoyceMicroCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(22.43%)
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Monument Advisor Select | RoyceCapitalFundRoyceSmallCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(9.20%)
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Monument Advisor Select | RydexVariableTrustBankingFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Banking Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(17.02%)
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	6.71%
Monument Advisor Select | RydexVariableTrustBasicMaterialsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Basic Materials Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(9.65%)
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.71%
Monument Advisor Select | RydexVariableTrustBiotechnologyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Biotechnology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(13.31%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	10.76%
Monument Advisor Select | RydexVariableTrustCommoditiesStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	Rydex Variable Trust - Commodities Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.71%
Average Annual Total Returns, 1 Year [Percent]	22.88%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	(4.49%)
Monument Advisor Select | RydexVariableTrustConsumerProductsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Consumer Products Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(0.91%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.62%
Monument Advisor Select | RydexVariableTrustElectronicsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Electronics Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(32.70%)
Average Annual Total Returns, 5 Years [Percent]	15.07%
Average Annual Total Returns, 10 Years [Percent]	18.82%
Monument Advisor Select | RydexVariableTrustEnergyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	48.29%
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	0.09%
Monument Advisor Select | RydexVariableTrustEnergyServicesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	42.56%
Average Annual Total Returns, 5 Years [Percent]	(10.63%)
Average Annual Total Returns, 10 Years [Percent]	(10.18%)
Monument Advisor Select | RydexVariableTrustFinancialServicesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Financial Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(18.11%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Monument Advisor Select | RydexVariableTrustGlobalManagedFuturesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Rydex Variable Trust - Global Managed Futures Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	1.75%
Monument Advisor Select | RydexVariableTrustGuggenheimLongShortEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Guggenheim Long Short Equity Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Monument Advisor Select | RydexVariableTrustHealthCareFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Health Care Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(12.00%)
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Monument Advisor Select | RydexVariableTrustHighYieldStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Rydex Variable Trust - High Yield Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.76%
Average Annual Total Returns, 1 Year [Percent]	(11.48%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
Monument Advisor Select | RydexVariableTrustInternetFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Internet Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(44.84%)
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Monument Advisor Select | RydexVariableTrustLeisureFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Leisure Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(27.56%)
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	7.18%
Monument Advisor Select | RydexVariableTrustMultiHedgeStrategiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(3.40%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Monument Advisor Select | RydexVariableTrustNASDAQ100FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	(34.14%)
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	14.37%
Monument Advisor Select | RydexVariableTrustPreciousMetalsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Precious Metals Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	(11.08%)
Average Annual Total Returns, 5 Years [Percent]	6.60%
Average Annual Total Returns, 10 Years [Percent]	(2.75%)
Monument Advisor Select | RydexVariableTrustRealEstateFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Real Estate Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(27.40%)
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Monument Advisor Select | RydexVariableTrustRetailingFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Retailing Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(26.52%)
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	8.88%
Monument Advisor Select | RydexVariableTrustSP500PureGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(28.35%)
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	11.04%
Monument Advisor Select | RydexVariableTrustSP500PureValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(2.55%)
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	9.37%
Monument Advisor Select | RydexVariableTrustSPMidCap400PureGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(22.62%)
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Monument Advisor Select | RydexVariableTrustSPMidCap400PureValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(5.22%)
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Monument Advisor Select | RydexVariableTrustSPSmallCap600PureGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(29.90%)
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	6.74%
Monument Advisor Select | RydexVariableTrustSPSmallCap600PureValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(8.24%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Monument Advisor Select | RydexVariableTrustTechnologyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Technology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(36.25%)
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	13.38%
Monument Advisor Select | RydexVariableTrustTelecommunicationsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Telecommunications Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(25.85%)
Average Annual Total Returns, 5 Years [Percent]	(1.05%)
Average Annual Total Returns, 10 Years [Percent]	2.86%
Monument Advisor Select | RydexVariableTrustTransportationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Transportation Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(35.03%)
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Monument Advisor Select | RydexVariableTrustUtilitiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Utilities Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	1.04%
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Monument Advisor Select | TRowePriceEquitySeriesIncTRowePriceBlueChipGrowthPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(38.66%)
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	11.40%
Monument Advisor Select | TRowePriceEquitySeriesIncTRowePriceEquityIncomePortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Monument Advisor Select | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(12.69%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	15.35%
Monument Advisor Select | TRowePriceEquitySeriesIncTRowePriceMidCapGrowthPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(22.75%)
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	11.68%
Monument Advisor Select | TRowePriceFixedIncomeSeriesIncTRowePriceLimitedTermBondPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(4.93%)
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Monument Advisor Select | TheMergerFundVLTheMergerFundVLClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	The Merger Fund VL - The Merger Fund VL: Class I
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Westchester Capital Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.57%
Average Annual Total Returns, 1 Year [Percent]	0.88%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	3.16%
Monument Advisor Select | ThirdAvenueVariableSeriesTrustThirdAvenueValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Third Avenue Variable Series Trust - Third Avenue Value Portfolio
Portfolio Company Adviser [Text Block]	Third Avenue Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	5.98%
Monument Advisor Select | TwoRoadsSharedTrustRedwoodManagedVolatilityPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Portfolio Company Adviser [Text Block]	Redwood Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	(7.15%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Monument Advisor Select | VanEckVIPTrustVanEckVIPEmergingMarketsBondFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(6.93%)
Average Annual Total Returns, 5 Years [Percent]	0.56%
Average Annual Total Returns, 10 Years [Percent]	(0.09%)
Monument Advisor Select | VanEckVIPTrustVanEckVIPEmergingMarketsFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(24.36%)
Average Annual Total Returns, 5 Years [Percent]	(4.83%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
Monument Advisor Select | VanEckVIPTrustVanEckVIPGlobalGoldFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	(13.36%)
Average Annual Total Returns, 5 Years [Percent]	3.85%
Monument Advisor Select | VanEckVIPTrustVanEckVIPGlobalResourcesFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	0.35%
Monument Advisor Select | VanguardVariableInsuranceFundBalancedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Monument Advisor Select | VanguardVariableInsuranceFundCapitalGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(15.48%)
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	13.75%
Monument Advisor Select | VanguardVariableInsuranceFundConservativeAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(14.90%)
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Monument Advisor Select | VanguardVariableInsuranceFundDiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(11.49%)
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Monument Advisor Select | VanguardVariableInsuranceFundEquityIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(0.66%)
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Monument Advisor Select | VanguardVariableInsuranceFundEquityIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(18.23%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Monument Advisor Select | VanguardVariableInsuranceFundGlobalBondIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(13.13%)
Average Annual Total Returns, 5 Years [Percent]	(0.12%)
Monument Advisor Select | VanguardVariableInsuranceFundGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Growth Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(33.37%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.49%
Monument Advisor Select | VanguardVariableInsuranceFundHighYieldBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(9.36%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Monument Advisor Select | VanguardVariableInsuranceFundInternationalPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Current Expenses [Percent]	0.41%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(30.12%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Monument Advisor Select | VanguardVariableInsuranceFundMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Monument Advisor Select | VanguardVariableInsuranceFundModerateAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(15.93%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Monument Advisor Select | VanguardVariableInsuranceFundRealEstateIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(26.30%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Monument Advisor Select | VanguardVariableInsuranceFundShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(5.72%)
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Monument Advisor Select | VanguardVariableInsuranceFundTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Monument Advisor Select | VanguardVariableInsuranceFundTotalInternationalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(16.01%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Monument Advisor Select | VanguardVariableInsuranceFundTotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Monument Advisor Select | VirtusVariableInsuranceTrustVirtusDuffPhelpsRealEstateSecuritiesSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(26.09%)
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	6.92%
Monument Advisor Select | VirtusVariableInsuranceTrustVirtusNewfleetMultiSectorIntermediateBondSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(9.52%)
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	2.31%
Monument Advisor Select | VirtusVariableInsuranceTrustVirtusSGAInternationalGrowthSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Sustainable Growth Advisers, LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(18.61%)
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	1.31%
Monument Advisor Select | RebalancingProgramMember
Prospectus:
Name of Benefit [Text Block]	Rebalancing Program (see Rebalancing Program)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing Program (see Rebalancing Program)
Monument Advisor Select | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Program (see Dollar Cost Averaging Program)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging Program (see Dollar Cost Averaging Program)
Monument Advisor Select | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program (see Systematic Withdrawal Program)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Systematic Withdrawal Program (see Systematic Withdrawal Program)
Monument Advisor Select | ROPEnhancedDeathBenefitRiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Name of Benefit [Text Block]	ROP Enhanced Death Benefit Rider (see Death Benefit)
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	• Owner must be 80 or younger at application• Must be elected at application• Election is irrevocable• Certain ownership changes and assignments could eliminate the death benefit• Purchase payments are limited to $3,000,000 for one or more Contracts with the ROP Enhanced Death Benefit Rider that use the Measuring Life
Name of Benefit [Text Block]	ROP Enhanced Death Benefit Rider (see Death Benefit)
Monument Advisor Select | ReturnofPremiumEnhancedDeathBenefitOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Monument Advisor Select | ReturnofPremiumDeathBenefitOptionMember
Prospectus:
Operation of Benefit [Text Block]	ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or(2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn. Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:(a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);(b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or(c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).(2)the Annuity Date;(3)the date the Contract to which this rider is attached terminates;(4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;(5)Subject to the step up in Contract Value described above, immediately following a spousal continuation.Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Monument Advisor Select | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit (see Death Benefit)
Purpose of Benefit [Text Block]	Death benefit upon death of Owner prior to Annuity Period
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Standard Death Benefit (see Death Benefit)
Operation of Benefit [Text Block]	Death Benefit Death of Contract Owner During the Accumulation Period If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations. The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary. Restricted Beneficiary In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor. Standard Death Benefit (Return of Contract Value) If you die during the Accumulation Period (assuming you have not elected the ROP Enhanced Death Benefit Rider), the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or(2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:(a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);(b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or(c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).(2)the Annuity Date;(3)the date the Contract to which this rider is attached terminates;(4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;(5)Subject to the step up in Contract Value described above, immediately following a spousal continuation.Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state. Payment of the Death Benefit During the Accumulation Period Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2. OPTION 1 - lump sum payment of the Death Benefit Amount; or OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or OPTION 4 – in any other manner permitted by law and approved by Jefferson National. Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to: •continue the Contract in his or her own name at the then current Death Benefit Amount;•elect a lump sum payment of the Death Benefit Amount; or•apply the Death Benefit Amount to an Annuity Option, see Beneficially Owned Contracts for additional information.If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor. Death of Contract Owner During the Annuity Period If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Death of Annuitant If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named. Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.